SEMIANNUAL REPORT

            The Phoenix
                Edge
                 SeriesFund
                 JUNE 30, 2002

                         THIS PAGE INTENTIONALLY BLANK.
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                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series .......................................  2
Phoenix-Aberdeen New Asia Series ............................................  7
Phoenix-AIM Mid-Cap Equity Series ........................................... 11
Phoenix-Alliance/Bernstein Growth + Value Series ............................ 15
Phoenix-Deutsche Dow 30 Series .............................................. 19
Phoenix-Deutsche Nasdaq-100 Index(R)Series .................................. 22
Phoenix-Duff & Phelps Real Estate Securities Series ......................... 26
Phoenix-Engemann Capital Growth Series ...................................... 29
Phoenix-Engemann Small & Mid-Cap Growth Series .............................. 32
Phoenix-Federated U.S. Government Bond Series ............................... 36
Phoenix-Goodwin Money Market Series ......................................... 39
Phoenix-Goodwin Multi-Sector Fixed Income Series ............................ 43
Phoenix-Hollister Value Equity Series ....................................... 49
Phoenix-J.P. Morgan Research Enhanced Index Series .......................... 53
Phoenix-Janus Flexible Income Series ........................................ 60
Phoenix-Janus Growth Series ................................................. 65
Phoenix-MFS Investors Growth Stock Series ................................... 69
Phoenix-MFS Investors Trust Series .......................................... 73
Phoenix-MFS Value Series .................................................... 78
Phoenix-Oakhurst Growth and Income Series ................................... 82
Phoenix-Oakhurst Strategic Allocation Series ................................ 87
Phoenix-Sanford Bernstein Global Value Series ............................... 94
Phoenix-Sanford Bernstein Mid-Cap Value Series ..............................100
Phoenix-Sanford Bernstein Small-Cap Value Series ............................104
Phoenix-Seneca Mid-Cap Growth Series ........................................108
Phoenix-Seneca Strategic Theme Series .......................................111
Phoenix-Van Kampen Focus Equity Series ......................................114
Notes to Financial Statements ...............................................117

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|     Not FDIC Insured    |     No Bank Guarantee    |     May Lose Value      |
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

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                              SHARES            VALUE
                                                             ---------      ------------
FOREIGN COMMON STOCKS--97.5%
AUSTRALIA--1.5%
  QBE Insurance Group Ltd. (Property & Casualty
    Insurance) ............................................    594,600      $  2,216,390
                                                                            ------------
BRAZIL--2.3%
  Companhia Paranaense de Energia-Copel ADR
    (Electric Utilities) ..................................    120,000           486,000
  Companhia Vale do Rio Doce ADR (Diversified Metals
    & Mining) (b) .........................................     10,200           282,234
  Petroleo Brasileiro SA ADR (Integrated Oil & Gas) .......     35,000           609,000
  Tele Norte Leste Participacoes SA ADR (Integrated
    Telecommunication Services) ...........................    100,000           995,000
  Unibanco GDR (Banks) ....................................     65,250         1,076,625
                                                                            ------------
                                                                               3,448,859
                                                                            ------------
DENMARK--2.2%
  Danske Bank A/S (Banks) .................................    176,000         3,240,765
                                                                            ------------
FINLAND--2.4%
  Nokia Oyj (Telecommunications Equipment) ................    165,000         2,415,039
  Stora Enso Oyj (Paper Products) .........................     87,850         1,231,165
                                                                            ------------
                                                                               3,646,204
                                                                            ------------
FRANCE--10.3%
  Assurances Generales de France (Multi-line
    Insurance) ............................................     31,059         1,426,985
  Aventis SA (Pharmaceuticals) ............................     33,887         2,401,304
  Cap Gemini SA (IT Consulting & Services) ................      9,310           370,090
  Havas Advertising SA (Advertising) ......................    193,810         1,192,494
  L'Oreal SA (Household Products) .........................     32,100         2,504,518
  Pechiney SA Class A (Metal & Glass Containers) ..........     34,580         1,579,533
  Schneider Electric SA (Electrical Components &
    Equipment) ............................................     33,090         1,779,454
  TotalFinaElf SA (Oil & Gas Refining, Marketing &
    Transportation) .......................................     13,710         2,226,032
  Valeo SA (Auto Parts & Equipment) .......................     46,000         1,912,635
                                                                            ------------
                                                                              15,393,045
                                                                            ------------
GERMANY--3.1%
  Allianz AG (Multi-line Insurance) .......................      7,800         1,562,265
  BASF AG (Diversified Chemicals) .........................     38,800         1,799,117
  Bayerische Motoren Werke AG (Automobile
    Manufacturers) ........................................     32,140         1,325,240
                                                                            ------------
                                                                               4,686,622
                                                                            ------------
HONG KONG--3.2%
  Giordano International Ltd. (Apparel Retail) ............  4,790,000         2,947,802
  Swire Pacific Ltd. Class B (Multi-Sector Holdings) ......  2,410,000         1,776,668
                                                                            ------------
                                                                               4,724,470
                                                                            ------------
INDIA--0.2%
  Videsh Sanchar Nigam Ltd. ADR (Integrated
    Telecommunication Services) ...........................     35,598           217,148
                                                                            ------------
ITALY--7.1%
  ENI SpA (Integrated Oil & Gas) ..........................    218,296         3,471,073
  Mediaset SpA (Broadcasting & Cable TV) ..................    193,000         1,494,395
  Sanpaolo IMI SpA (Banks) ................................    213,800         2,145,327
  Telecom Italia Mobile SpA (Wireless
    Telecommunication Services) ...........................    310,000         1,270,580
  Telecom Italia SpA (Integrated Telecommunication
    Services) .............................................    279,000         2,185,091
                                                                            ------------
                                                                              10,566,466
                                                                            ------------

                                                              SHARES            VALUE
                                                             ---------      ------------
JAPAN--20.6%
  Fuji Photo Film Co. Ltd. (Leisure Products) .............     70,000      $  2,260,211
  Fujikura Ltd. (Electrical Components & Equipment) .......    482,000         1,757,391
  Honda Motor Co. Ltd. (Automobile Manufacturers) .........     58,800         2,384,260
  Kao Corp. (Household Products) ..........................    110,000         2,533,038
  Mabuchi Motor Co. Ltd. (Electrical Components &
    Equipment) ............................................     29,000         2,857,511
  NTT DoCoMo, Inc. (Wireless Telecommunication
    Services) .............................................        850         2,092,093
  Olympus Optical Co. Ltd. (Health Care Equipment) ........    154,000         2,150,880
  Orix Corp. (Consumer Finance) ...........................     25,100         2,025,071
  Rohm Co. Ltd. (Semiconductors) ..........................     13,000         1,940,411
  Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals) .......     71,000         3,050,743
  Terumo Corp. (Health Care Equipment) ....................    158,800         2,122,526
  Uni-Charm Corp. (Household Products) ....................     85,000         3,191,328
  Yamanouchi Pharmaceutical Co. Ltd.
    (Pharmaceuticals) .....................................     90,000         2,335,301
                                                                            ------------
                                                                              30,700,764
                                                                            ------------
LUXEMBOURG--1.2%
  Arcelor (Steel) (b) .....................................    127,333         1,807,132
                                                                            ------------
NETHERLANDS--7.2%
  Buhrmann NV (Distributors) ..............................    118,190         1,090,234
  DSM NV (Specialty Chemicals) ............................     36,660         1,701,336
  IHC Caland NV (Oil & Gas Equipment & Services) ..........     29,918         1,789,117
  ING Groep NV (Diversified Financial Services) ...........     51,320         1,317,808
  Koninklijke (Royal) Philips Electronics NV (Industrial
    Conglomerates) ........................................     84,830         2,368,467
  TPG NV (Air Freight & Couriers) .........................    112,130         2,532,679
                                                                            ------------
                                                                              10,799,641
                                                                            ------------
SINGAPORE--2.2%
  Oversea-Chinese Banking Corp. Ltd. (Banks) ..............    493,000         3,264,882
                                                                            ------------
SOUTH KOREA--1.9%
  Kookmin Bank ADR (Banks) ................................     57,600         2,831,040
                                                                            ------------
SPAIN--1.8%
  Union Fenosa SA (Electric Utilities) ....................    147,547         2,710,413
                                                                            ------------
SWEDEN--4.0%
  Assa Abloy AB Class B (Industrial Machinery) ............    139,511         1,965,867
  Skandia Forsakrings AB (Life & Health Insurance) ........    253,210         1,151,684
  Svenska Handelsbanken  AB  Class A (Banks) ..............    104,500         1,597,602
  Volvo AB Class B (Construction, Farm Machinery &
    Heavy Trucks) .........................................     61,100         1,266,520
                                                                            ------------
                                                                               5,981,673
                                                                            ------------
SWITZERLAND--8.3%
  Adecco SA Registered Shares (Employment
    Services) .............................................     31,170         1,851,580
  Credit Suisse Group (Banks) .............................     66,120         2,099,365
  Nestle SA Registered Shares Class B (Packaged
    Foods and Meats) ......................................     11,350         2,646,541
  Swiss Re Registered Shares (Property & Casualty
    Insurance) ............................................     29,590         2,893,085
  UBS AG Registered Shares (Diversified Financial
    Services) (b) .........................................     31,300         1,574,307
  Zurich Financial Services AG (Multi-line Insurance) .....      6,400         1,292,343
                                                                            ------------
                                                                              12,357,221
                                                                            ------------

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                              SHARES            VALUE
                                                             ---------      ------------
UNITED KINGDOM--18.0%
  3i Group plc (Diversified Financial Services) ...........    122,000      $  1,272,945
  BOC Group plc (Specialty Chemicals) .....................     75,000         1,164,962
  BP plc (Integrated Oil & Gas) ...........................    400,000         3,359,602
  BT Group plc (Integrated Telecommunication
    Services) .............................................    505,500         1,941,771
  Carlton Communications plc (Movies &
    Entertainment) ........................................    200,000           640,215
  Compass Group plc (Food Distributors) ...................    140,000           849,351
  FirstGroup plc (Highways & Railtracks) ..................    246,000           944,957
  GlaxoSmithKline plc (Pharmaceuticals) ...................    174,200         3,765,309
  HSBC Holdings plc (Banks) ...............................    290,000         3,335,290
  Lloyds TSB Group plc (Diversified Financial
    Services) .............................................    140,000         1,393,534
  mm02 plc (Wireless Telecommunication Services) (b) ......    300,000           192,064
  Prudential plc (Life & Health Insurance) ................    201,100         1,839,245
  Reuters Group plc (Diversified Commercial Services) .....    135,000           716,126
  Royal Bank of Scotland Group plc (Banks) ................     70,000         1,984,665
  Shire Pharmaceuticals Group plc
    (Pharmaceuticals) (b) .................................    166,500         1,472,036
  Vodafone Group plc (Wireless
    Telecommunication Services) ...........................  1,500,000         2,057,833
                                                                            ------------
                                                                              26,929,905
                                                                            ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $166,536,855) .....................................       145,522,640
                                                                            ------------
FOREIGN PREFERRED STOCKS--1.7%

SOUTH KOREA--1.7%
  Samsung Electronics Co. Ltd. Pfd.
    (Semiconductors) ......................................     19,000         2,574,481
                                                                            ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $1,097,464) .......................................         2,574,481
                                                                            ------------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $167,634,319) .....................................       148,097,121
                                                                            ------------

                                                     STANDARD    PAR
                                                     & POOR'S   VALUE
                                                      RATING    (000)
                                                     ---------  ------
SHORT-TERM OBLIGATIONS--3.1%
COMMERCIAL PAPER--3.1%
  Special Purpose Accounts Receivable
    Cooperative Corp. 2%, 7/1/02....................    A-1     $4,590         4,590,000
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,590,000)........................................         4,590,000
                                                                            ------------
TOTAL INVESTMENTS--102.3%
  (Identified Cost $172,224,319)......................................       152,687,121(a)
  Other assets and liabilities, net--(2.3)%...........................        (3,407,568)
                                                                            ------------
NET ASSETS--100.0%....................................................      $149,279,553
                                                                            ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is  comprised  of gross  appreciation  of  $10,230,643  and  gross  depreciation  of
    $30,881,735 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $173,338,213.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising ...........................................................    0.8%
Air Freight & Couriers ................................................    1.7
Apparel Retail ........................................................    2.0
Auto Parts & Equipment ................................................    1.3
Automobile Manufacturers ..............................................    2.5
Banks .................................................................   14.6
Broadcasting & Cable TV ...............................................    1.0
Construction, Farm Machinery & Heavy Trucks ...........................    0.9
Consumer Finance ......................................................    1.4
Distributors ..........................................................    0.7
Diversified Chemicals .................................................    1.2
Diversified Commercial Services .......................................    0.5
Diversified Financial Services ........................................    3.8
Diversified Metals & Mining ...........................................    0.2
Electric Utilities ....................................................    2.2
Electrical Components & Equipment .....................................    4.3
Employment Services ...................................................    1.3
Food Distributors .....................................................    0.6
Health Care Equipment .................................................    2.9
Highways & Railtracks .................................................    0.6
Household Products ....................................................    5.6
IT Consulting & Services ..............................................    0.2
Industrial Conglomerates ..............................................    1.6
Industrial Machinery ..................................................    1.3
Integrated Oil & Gas ..................................................    5.0
Integrated Telecommunication Services .................................    3.6
Leisure Products ......................................................    1.5
Life & Health Insurance ...............................................    2.0
Metal & Glass Containers ..............................................    1.1
Movies & Entertainment ................................................    0.4
Multi-Sector Holdings .................................................    1.2
Multi-line Insurance ..................................................    2.9
Oil & Gas Equipment & Services ........................................    1.2
Oil & Gas Refining, Marketing & Transportation ........................    1.5
Packaged Foods and Meats ..............................................    1.8
Paper Products ........................................................    0.8
Pharmaceuticals .......................................................    6.7
Property & Casualty Insurance .........................................    3.5
Semiconductors ........................................................    3.0
Specialty Chemicals ...................................................    4.0
Steel .................................................................    1.2
Telecommunications Equipment ..........................................    1.6
Wireless Telecommunication Services ...................................    3.8
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $172,224,319) ......................      $152,687,121
Cash ...............................................................................             1,913
Receivables
  Dividends and interest ...........................................................           288,531
  Tax reclaim ......................................................................           263,310
  Fund shares sold .................................................................            39,891
                                                                                          ------------
    Total assets ...................................................................       153,280,766
                                                                                          ------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................         3,728,561
  Printing fee .....................................................................           110,720
  Investment advisory fee ..........................................................            91,942
  Financial agent fee ..............................................................            14,334
  Trustees' fee ....................................................................             3,717
Accrued expenses ...................................................................            51,939
                                                                                          ------------
    Total liabilities ..............................................................         4,001,213
                                                                                          ------------
NET ASSETS .........................................................................      $149,279,553
                                                                                          ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................      $203,509,122
  Undistributed net investment income ..............................................           805,184
  Accumulated net realized loss ....................................................       (35,527,688)
  Net unrealized depreciation ......................................................       (19,507,065)
                                                                                          ------------
NET ASSETS .........................................................................      $149,279,553
                                                                                          ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...        15,230,266
                                                                                          ============
Net asset value and offering price per share .......................................             $9.80
                                                                                                 =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ................................................................................................       $ 2,420,286
  Interest .................................................................................................            26,853
  Foreign taxes withheld ...................................................................................          (234,064)
                                                                                                                   -----------
    Total investment income ................................................................................         2,213,075
                                                                                                                   -----------
EXPENSES
  Investment advisory fee ..................................................................................           581,046
  Financial agent fee ......................................................................................            84,304
  Custodian ................................................................................................            68,515
  Printing .................................................................................................            35,511
  Professional .............................................................................................            14,606
  Trustees .................................................................................................             3,455
  Miscellaneous ............................................................................................             8,646
                                                                                                                   -----------
    Total expenses .........................................................................................           796,083
                                                                                                                   -----------
NET INVESTMENT INCOME ......................................................................................         1,416,992
                                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..........................................................................        (3,019,892)
  Net realized gain on foreign currency transactions .......................................................            14,612
  Net change in unrealized appreciation (depreciation) on investments ......................................         2,919,968
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency transactions            31,441
                                                                                                                   -----------
NET LOSS ON INVESTMENTS ....................................................................................           (53,871)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................       $ 1,363,121
                                                                                                                   ===========

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                   ENDED
                                                                                                  6/30/02              YEAR ENDED
                                                                                                (UNAUDITED)             12/31/01
                                                                                               -------------         -------------
FROM OPERATIONS
  Net investment income (loss) .........................................................       $   1,416,992         $   1,348,425
  Net realized gain (loss) .............................................................          (3,005,280)          (32,633,883)
  Net change in unrealized appreciation (depreciation) .................................           2,951,409           (23,424,568)
                                                                                               -------------         -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................           1,363,121           (54,710,026)
                                                                                               -------------         -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................            (612,286)                   --
  Net realized short-term gains ........................................................                  --            (2,072,805)
  Net realized long-term gains .........................................................                  --            (3,087,812)
                                                                                               -------------         -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................            (612,286)           (5,160,617)
                                                                                               -------------         -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (6,612,283 and 15,133,649 shares, respectively) ........          64,375,197           163,527,768
  Net asset value of shares issued from reinvestment of distributions (64,498
    and 492,572 shares, respectively) ..................................................             612,286             5,160,617
  Cost of shares repurchased (7,825,508 and 16,881,045 shares, respectively) ...........         (76,682,842)         (182,202,911)
                                                                                               -------------         -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................         (11,695,359)          (13,514,526)
                                                                                               -------------         -------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................         (10,944,524)          (73,385,169)
NET ASSETS
  Beginning of period ..................................................................         160,224,077           233,609,246
                                                                                               -------------         -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $805,184 AND $478,
    RESPECTIVELY) ......................................................................       $ 149,279,553         $ 160,224,077
                                                                                               =============         =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS
                                                        ENDED                  YEAR ENDED DECEMBER 31,
                                                       6/30/02       -----------------------------------------------
                                                     (UNAUDITED)      2001       2000      1999      1998      1997
                                                     -----------     ------     ------    ------    ------    ------
Net asset value, beginning of period ...............    $ 9.78       $13.25     $17.19    $15.46    $14.53    $14.52
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................      0.09         0.06       0.08      0.23      0.12(1)   0.12(1)
  Net realized and unrealized gain (loss) ..........     (0.03)       (3.23)     (2.77)     4.13      3.94      1.61
                                                        ------       ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ...............      0.06        (3.17)     (2.69)     4.36      4.06      1.73
                                                        ------       ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............     (0.04)          --      (0.06)    (0.39)       --     (0.22)
  Distributions from net realized gains ............        --        (0.30)     (1.19)    (2.24)    (3.13)    (1.50)
                                                        ------       ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ............................     (0.04)       (0.30)     (1.25)    (2.63)    (3.13)    (1.72)
                                                        ------       ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ..........................      0.02        (3.47)     (3.94)     1.73      0.93      0.01
                                                        ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .....................    $ 9.80       $ 9.78     $13.25    $17.19    $15.46    $14.53
                                                        ======       ======     ======    ======    ======    ======
Total return .......................................      0.62%(3)   (24.04)%   (15.81)%   29.49%    27.92%    12.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ............  $149,280     $160,224   $233,609  $298,973  $241,915  $194,108
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ...............................      1.03%(2)     1.02%      1.02%     1.01%     0.98%     1.01%
  Net investment income ............................      1.83%(2)     0.72%      0.54%     0.81%     0.72%     0.72%
Portfolio turnover .................................        16%(3)       74%        94%       79%       93%      184%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                              SHARES           VALUE
                                                             ---------      -----------
FOREIGN COMMON STOCKS--90.5%
AUSTRALIA--9.2%
  BRL Hardy Ltd. (Brewers) ................................     70,000      $   354,059
  Leighton Holdings Ltd. (Construction & Engineering) .....     55,916          326,141
  QBE Insurance Group Ltd. (Property & Casualty
    Insurance) ............................................    117,261          437,094
  Rio Tinto Ltd. (Diversified Metals & Mining) ............     18,000          338,711
                                                                            -----------
                                                                              1,456,005
                                                                            -----------
CHINA--4.9%
  PetroChina Co. Ltd. (Integrated Oil & Gas) ..............  1,750,000          372,450
  Zhejiang Expressway Co. Ltd. (Highways &
    Railtracks) ...........................................  1,200,000          407,707
                                                                            -----------
                                                                                780,157
                                                                            -----------
HONG KONG--16.1%
  China Mobile (Hong Kong) Ltd. (Wireless
    Telecommunication Services) (b) .......................    125,000          370,206
  Dah Sing Financial Group (Banks) ........................     63,000          306,935
  Giordano International Ltd. (Apparel Retail) ............    838,000          515,712
  Hong Kong Exchanges & Clearing Ltd. (Diversified
    Financial Services) ...................................    166,000          273,485
  MTR Corp. Ltd. (Railroads) ..............................    170,000          220,136
  Swire Pacific Ltd. Class B (Multi-Sector Holdings) ......    780,000          575,021
  Wing Hang Bank Ltd. (Banks) .............................     90,000          298,280
                                                                            -----------
                                                                              2,559,775
                                                                            -----------
INDIA--6.3%
  Bharat Petroleum Corp. Ltd. (Oil & Gas Refining,
    Marketing & Transportation) ...........................     72,000          393,537
  Gas Authority of India Ltd. GDR (Gas Utilities) .........     35,000          319,375
  ICICI Bank Ltd. (Diversified Financial Services) ........     87,750          246,771
  Videsh Sanchar Nigam Ltd. ADR (Integrated
    Telecommunication Services) ...........................      7,542           46,006
                                                                            -----------
                                                                              1,005,689
                                                                            -----------
INDONESIA--3.3%
  PT Unilever Indonesia Tbk (Household Products) ..........    218,000          517,933
                                                                            -----------

MALAYSIA--6.3%
  Malaysian Oxygen Berhad (Specialty Chemicals) ...........    150,000          394,747
  Public Bank Berhad (Banks) ..............................    350,000          318,693
  Sime UEP Properties Berhad (Homebuilding) ...............    250,000          289,481
                                                                            -----------
                                                                              1,002,921
                                                                            -----------
PHILIPPINES--2.9%
  Ayala Land, Inc. (Real Estate Management &
    Development) ..........................................  2,250,000          250,381
  Bank of the Philippine Islands (Banks) ..................    220,500          210,320
                                                                            -----------
                                                                                460,701
                                                                            -----------
SINGAPORE--13.0%
  City Developments Ltd. (Real Estate Management &
    Development) ..........................................    100,000          322,633
  Oversea-Chinese Banking Corp. Ltd. (Banks) ..............     69,000          456,951
  Robinson & Co., Ltd. (Department Stores) ................    125,000          382,066
  Singapore Airlines Ltd. (Airlines) ......................     45,000          328,577
  United Overseas Bank Ltd. (Banks) .......................     78,400          563,579
                                                                            -----------
                                                                              2,053,806
                                                                            -----------

                                                              SHARES           VALUE
                                                             ---------      -----------
SOUTH KOREA--11.3%
  Hyundai Motor Co. Ltd. (Automobile Manufacturers) .......     22,000      $   241,404
  Kookmin Bank (Banks) ....................................     15,000          728,203
  KT Corp. (Integrated Telecommunication Services) ........     12,000          481,811
  POSCO (Steel) ...........................................      3,000          332,929
                                                                            -----------
                                                                              1,784,347
                                                                            -----------
SRI LANKA--1.8%
  Keells (John) Holdings Ltd. (Packaged Foods and
    Meats) ................................................    200,000          132,117
  National Development Bank Ltd. (Banks) ..................    150,000          138,879
  NDB Ltd. (Banks) ........................................    196,500           20,442
                                                                            -----------
                                                                                291,438
                                                                            -----------
TAIWAN--7.5%
  Fubon Financial Holding Co. Ltd. (Semiconductors) .......    370,000          369,901
  SinoPac Holdings Co. (Diversified Financial
    Services) (b) .........................................    978,611          427,662
  Standard Foods Taiwan Ltd. GDR (Packaged Foods
    and Meats) ............................................     52,447           72,115
  Taiwan Cellular Corp. (Wireless Telecommunication
    Services) .............................................    250,000          319,526
                                                                            -----------
                                                                              1,189,204
                                                                            -----------
THAILAND--5.9%
  Hana Microelectronics Public Co., Ltd. (Electronic
    Equipment & Instruments) ..............................    180,800          306,930
  Phatra Insurance Public Co., Ltd. (Property & Casualty
    Insurance) ............................................     71,600          246,548
  PTT Exploration and Production Public Co. Ltd. (Oil &
    Gas Exploration & Production) .........................    135,000          380,340
                                                                            -----------
                                                                                933,818
                                                                            -----------
UNITED KINGDOM--2.0%
  Rowe Evans Investments Group plc (Agricultural
    Products) .............................................    200,000          321,632
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $13,780,045) ......................................       14,357,426
                                                                            -----------
FOREIGN PREFERRED STOCKS--4.9%
SOUTH KOREA--4.9%
  Samsung Electronics Co. Ltd. Pfd. (Semiconductors) ......      5,750          779,119
                                                                            -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $453,424) .........................................          779,119
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--95.4%
  (Identified cost $14,233,469) ......................................       15,136,545
                                                                            -----------

                                                STANDARD         PAR
                                                & POOR'S        VALUE
                                                 RATING         (000)
                                               ----------      -------
SHORT-TERM OBLIGATIONS--5.5%
COMMERCIAL PAPER--5.5%
  Receivables Capital Corp. 1.90%, 7/1/02 ....     A-1+         $  620          620,000
  Ciesco LP 1.90%, 7/2/02 ....................     A-1+            250          249,987
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $869,987) .........................................          869,987
                                                                            -----------
TOTAL INVESTMENTS--100.9%
  (Identified Cost $15,103,456) ......................................       16,006,532(a)
  Other assets and liabilities, net--(0.9)% ..........................         (136,718)
                                                                            -----------
NET ASSETS--100.0% ...................................................      $15,869,814
                                                                            ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,376,774 and gross depreciation of $1,619,511 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $15,249,269.
(b) Non-income producing.

                        See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Agricultural Products .................................................    2.1%
Airlines ..............................................................    2.2
Apparel Retail ........................................................    3.4
Automobile Manufacturers ..............................................    1.6
Banks .................................................................   20.1
Brewers ...............................................................    2.3
Construction & Engineering ............................................    2.2
Department Stores .....................................................    2.5
Diversified Financial Services ........................................    6.3
Diversified Metals & Mining ...........................................    2.2
Electronic Equipment & Instruments ....................................    2.0
Gas Utilities .........................................................    2.1
Highways & Railtracks .................................................    2.7
Homebuilding ..........................................................    1.9
Household Products ....................................................    3.4
Integrated Oil & Gas ..................................................    2.5
Integrated Telecommunication Services .................................    3.5
Multi-Sector Holdings .................................................    3.8
Oil & Gas Exploration & Production ....................................    2.5
Oil & Gas Refining, Marketing & Transportation ........................    2.6
Packaged Foods and Meats ..............................................    1.3
Property & Casualty Insurance .........................................    4.5
Railroads .............................................................    1.5
Real Estate Management & Development ..................................    3.8
Semiconductors ........................................................    7.6
Specialty Chemicals ...................................................    2.6
Steel .................................................................    2.2
Wireless Telecommunication Services ...................................    4.6
                                                                         -----
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $15,103,456) .......................     $16,006,532
Cash ...............................................................................           2,927
Foreign currency at value (Identified cost $22,436) ................................          23,107
Receivables
  Dividends and interest ...........................................................          36,216
  Fund shares sold .................................................................           9,854
                                                                                         -----------
    Total assets ...................................................................      16,078,636
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................         145,857
  Printing fee .....................................................................          21,331
  Professional fee .................................................................          16,260
  Financial agent fee ..............................................................           4,468
  Trustees' fee ....................................................................           3,717
  Investment advisory fee ..........................................................             559
Accrued expenses ...................................................................          16,630
                                                                                         -----------
    Total liabilities ..............................................................         208,822
                                                                                         -----------
NET ASSETS .........................................................................     $15,869,814
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $17,263,152
  Undistributed net investment income ..............................................         202,155
  Accumulated net realized loss ....................................................      (2,500,296)
  Net unrealized appreciation ......................................................         904,803
                                                                                         -----------
NET ASSETS .........................................................................     $15,869,814
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       1,872,647
                                                                                         ===========
Net asset value and offering price per share .......................................           $8.47
                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ................................................................................................          $  336,978
  Interest .................................................................................................               4,942
  Foreign taxes withheld ...................................................................................             (14,114)
                                                                                                                      ----------
    Total investment income ................................................................................             327,806
                                                                                                                      ----------
EXPENSES
  Investment advisory fee ..................................................................................              73,358
  Financial agent fee ......................................................................................              26,101
  Custodian ................................................................................................              41,432
  Professional .............................................................................................              14,205
  Printing .................................................................................................               6,993
  Trustees .................................................................................................               3,455
  Miscellaneous ............................................................................................               3,219
                                                                                                                      ----------
    Total expenses .........................................................................................             168,763
    Less expenses borne by investment adviser ..............................................................             (72,050)
                                                                                                                      ----------
    Net expenses ...........................................................................................              96,713
                                                                                                                      ----------
NET INVESTMENT INCOME ......................................................................................             231,093
                                                                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..........................................................................            (187,268)
  Net realized loss on foreign currency transactions .......................................................              (5,257)
  Net change in unrealized appreciation (depreciation) on investments ......................................           2,023,340
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency transactions                 275
                                                                                                                      ----------
NET GAIN ON INVESTMENTS ....................................................................................           1,831,090
                                                                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................          $2,062,183
                                                                                                                      ==========

                        See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     SIX MONTHS
                                                                                                       ENDED
                                                                                                       6/30/02          YEAR ENDED
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                     -----------       -----------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $   231,093       $   312,722
  Net realized gain (loss) .......................................................................      (192,525)         (999,075)
  Net change in unrealized appreciation (depreciation) ...........................................     2,023,615           855,407
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................     2,062,183           169,054
                                                                                                     -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................      (149,577)         (289,069)
                                                                                                     -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................      (149,577)         (289,069)
                                                                                                     -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,484,532 and 2,340,672 shares, respectively) ...................    12,569,929        16,679,198
  Net asset value of shares issued from reinvestment of distributions (17,875 and 40,074 shares,
    respectively) ................................................................................       149,577           289,069
  Cost of shares repurchased (1,472,324 and 2,344,849 shares, respectively) ......................   (12,337,464)      (16,761,270)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................       382,042           206,997
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................     2,294,648            86,982
NET ASSETS
  Beginning of period ............................................................................    13,575,166        13,488,184
                                                                                                     -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $202,155 AND $120,639,
    RESPECTIVELY) ................................................................................   $15,869,814       $13,575,166
                                                                                                     ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      SIX MONTHS
                                                        ENDED                    YEAR ENDED DECEMBER 31,
                                                       6/30/02       -----------------------------------------------
                                                     (UNAUDITED)      2001       2000      1999      1998      1997
                                                     -----------     ------     ------    ------    ------    ------
Net asset value, beginning of period ...............    $ 7.37       $ 7.47     $ 9.16    $ 6.13    $ 6.44    $ 9.96
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................      0.12         0.19       0.22      0.11(2)   0.13(2)   0.15
  Net realized and unrealized gain (loss) ..........      1.06        (0.12)     (1.67)     3.00     (0.41)    (3.36)
                                                        ------       ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ...............      1.18         0.07      (1.45)     3.11     (0.28)    (3.21)
                                                        ------       ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............     (0.08)       (0.17)     (0.24)    (0.08)    (0.03)    (0.25)
  Distributions from net realized gains ............        --           --         --        --        --     (0.01)
  Tax return of capital ............................        --           --         --        --        --     (0.05)
                                                        ------       ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ............................     (0.08)       (0.17)     (0.24)    (0.08)    (0.03)    (0.31)
                                                        ------       ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ..........................      1.10        (0.10)     (1.69)     3.03     (0.31)    (3.52)
                                                        ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .....................    $ 8.47       $ 7.37     $ 7.47    $ 9.16    $ 6.13    $ 6.44
                                                        ======       ======     ======    ======    ======    ======
Total return .......................................     16.13%(4)     1.02%    (15.96)%   50.96%    (4.44)%  (32.39)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ............   $15,870      $13,575    $13,488   $17,838    $9,510   $10,017
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ............................      1.32%(3)     1.25%      1.25%     1.25%     1.25%     1.25%
  Net investment income ............................      3.15%(3)     2.44%      2.42%     1.49%     2.09%     1.63%
Portfolio turnover .................................        10%(4)       46%        60%       35%       46%       27%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets  would have been 2.30%,  2.41%,  2.41%,  2.39%,  2.50% and 2.00% for the periods  ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES         VALUE
                                                             ------       ----------
COMMON STOCKS--82.0%
ADVERTISING--1.3%
  Omnicom Group, Inc. ..................................      1,600       $   73,280
                                                                          ----------
AEROSPACE & DEFENSE--3.0%
  Northrop Grumman Corp. ...............................        600           75,000
  Raytheon Co. .........................................      2,300           93,725
                                                                          ----------
                                                                             168,725
                                                                          ----------
APPLICATION SOFTWARE--1.3%
  Mentor Graphics Corp. (b) ............................      2,200           31,284
  PeopleSoft, Inc. (b) .................................      2,800           41,664
                                                                          ----------
                                                                              72,948
                                                                          ----------
AUTO PARTS & EQUIPMENT--1.0%
  Gentex Corp. (b) .....................................      2,000           54,940
                                                                          ----------
BANKS--1.3%
  Marshall & Ilsley Corp. ..............................      1,200           37,116
  TCF Financial Corp. ..................................        700           34,370
                                                                          ----------
                                                                              71,486
                                                                          ----------
BREWERS--1.3%
  Coors (Adolph) Co. Class B ...........................      1,200           74,760
                                                                          ----------
CONSTRUCTION MATERIALS--0.8%
  Martin Marietta Materials, Inc. ......................      1,200           46,800
                                                                          ----------
DATA PROCESSING SERVICES--2.3%
  Ceridian Corp. (b) ...................................      5,500          104,390
  Certegy, Inc. (b) ....................................        600           22,266
                                                                          ----------
                                                                             126,656
                                                                          ----------
DIVERSIFIED CHEMICALS--0.9%
  Engelhard Corp. ......................................      1,700           48,144
                                                                          ----------
DIVERSIFIED COMMERCIAL SERVICES--4.7%
  Block (H&R), Inc. ....................................      1,600           73,840
  Convergys Corp. (b) ..................................      4,500           87,660
  IMS Health, Inc. .....................................      5,700          102,315
                                                                          ----------
                                                                             263,815
                                                                          ----------
DIVERSIFIED FINANCIAL SERVICES--2.3%
  Ambac Financial Group, Inc. ..........................        700           47,040
  Principal Financial Group (The), Inc. (b) ............      2,700           83,700
                                                                          ----------
                                                                             130,740
                                                                          ----------
ELECTRIC UTILITIES--1.7%
  Wisconsin Energy Corp. ...............................      3,800           96,026
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.8%
  Molex, Inc. Class A ..................................      1,900           52,117
  Rockwell Automation, Inc. ............................      2,500           49,950
                                                                          ----------
                                                                             102,067
                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
  Amphenol Corp. Class A (b) ...........................      1,800           64,800
  Diebold, Inc. ........................................      1,300           48,412
  Millipore Corp. (b) ..................................      1,400           44,772
  Roper Industries, Inc. ...............................      1,500           55,950
  Vishay Intertechnology, Inc. (b) .....................      2,500           55,000
  Waters Corp. (b) .....................................      3,500           93,450
                                                                          ----------
                                                                             362,384
                                                                          ----------
ENVIRONMENTAL SERVICES--1.7%
  Republic Services, Inc. (b) ..........................      5,000           95,350
                                                                          ----------
FOOTWEAR--1.0%
  NIKE, Inc. Class B ...................................      1,000           53,650
                                                                          ----------

                                                             SHARES         VALUE
                                                             ------       ----------
FOREST PRODUCTS--0.6%
  Louisiana-Pacific Corp. ..............................      3,000       $   31,770
                                                                          ----------
GENERAL MERCHANDISE STORES--0.8%
  Family Dollar Stores, Inc. ...........................      1,200           42,300
                                                                          ----------
HEALTH CARE DISTRIBUTORS & SERVICES--1.2%
  Quest Diagnostics, Inc. (b) ..........................        800           68,840
                                                                          ----------
HEALTH CARE EQUIPMENT--5.3%
  Apogent Technologies, Inc. (b) .......................      5,700          117,249
  Bard (C.R.), Inc. ....................................      1,000           56,580
  Beckman Coulter, Inc. ................................      1,700           84,830
  St. Jude Medical, Inc. (b) ...........................        500           36,925
                                                                          ----------
                                                                             295,584
                                                                          ----------
HOME FURNISHINGS--1.2%
  Mohawk Industries, Inc. (b) ..........................      1,053           64,791
                                                                          ----------
HOUSEHOLD APPLIANCES--2.0%
  Black & Decker Corp. (The) ...........................      1,100           53,020
  Stanley Works (The) ..................................      1,500           61,515
                                                                          ----------
                                                                             114,535
                                                                          ----------
HOUSEHOLD PRODUCTS--2.4%
  Clorox Co. (The) .....................................      1,100           45,485
  Dial Corp. (The) .....................................      4,600           92,092
                                                                          ----------
                                                                             137,577
                                                                          ----------
HOUSEWARES & SPECIALTIES--1.9%
  Fortune Brands, Inc. .................................      1,000           56,000
  Newell Rubbermaid, Inc. ..............................      1,400           49,084
                                                                          ----------
                                                                             105,084
                                                                          ----------
INDUSTRIAL MACHINERY--6.2%
  Dover Corp. ..........................................      3,000          105,000
  ITT Industries, Inc. .................................        700           49,420
  Kennametal, Inc. .....................................      1,000           36,600
  Pentair, Inc. ........................................      1,100           52,888
  SPX Corp. (b) ........................................        900          105,750
                                                                          ----------
                                                                             349,658
                                                                          ----------
IT CONSULTING & SERVICES--0.8%
  Affiliated Computer Services, Inc. Class A (b) .......        900           42,732
                                                                          ----------
LEISURE PRODUCTS--3.3%
  Brunswick Corp. ......................................      5,000          140,000
  Mattel, Inc. .........................................      2,200           46,376
                                                                          ----------
                                                                             186,376
                                                                          ----------
MANAGED HEALTH CARE--1.0%
  WellPoint Health Networks, Inc. (b) ..................        700           54,467
                                                                          ----------
METAL & GLASS CONTAINERS--0.8%
  Pactiv Corp. (b) .....................................      1,900           45,220
                                                                          ----------
OFFICE ELECTRONICS--1.5%
  Zebra Technologies Corp. Class A (b) .................      1,700           81,974
                                                                          ----------
OFFICE SERVICES & SUPPLIES--1.2%
  Miller (Herman), Inc. ................................      3,300           66,990
                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES--1.7%
  BJ Services Co. (b) ..................................      1,000           33,880
  Cooper Cameron Corp. (b) .............................        600           29,052
  Weatherford International Ltd (b) ....................        800           34,560
                                                                          ----------
                                                                              97,492
                                                                          ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
  Valero Energy Corp. ..................................        800           29,936
                                                                          ----------

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                                                             SHARES         VALUE
                                                             ------       ----------
PERSONAL PRODUCTS--0.7%
  Avon Products, Inc. ..................................        800       $   41,792
                                                                          ----------
PHARMACEUTICALS--0.7%
  Watson Pharmaceuticals, Inc. (b) .....................      1,500           37,905
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--2.0%
  MGIC Investment Corp. ................................        800           54,240
  Odyssey Re Holdings Corp. ............................      3,400           59,126
                                                                          ----------
                                                                             113,366
                                                                          ----------
RAILROADS--0.8%
  Norfolk Southern Corp. ...............................      2,000           46,760
                                                                          ----------
RESTAURANTS--1.7%
  Jack in the Box, Inc. (b) ............................      1,600           50,880
  Outback Steakhouse, Inc. (b) .........................      1,300           45,630
                                                                          ----------
                                                                              96,510
                                                                          ----------
SEMICONDUCTOR EQUIPMENT--0.7%
  FEI Co. (b) ..........................................      1,700           41,667
                                                                          ----------
SEMICONDUCTORS--2.2%
  Integrated Device Technology, Inc. (b) ...............      1,900           34,466
  Lattice Semiconductor Corp. (b) ......................      4,500           39,330
  Microchip Technology, Inc. (b) .......................      1,800           49,374
                                                                          ----------
                                                                             123,170
                                                                          ----------
SPECIALTY CHEMICALS--2.6%
  Cambrex Corp. ........................................      1,100           44,110
  OM Group, Inc. .......................................        700           43,400
  Rohm & Haas Co. ......................................      1,400           56,686
                                                                          ----------
                                                                             144,196
                                                                          ----------
SPECIALTY STORES--0.7%
  Barnes & Noble, Inc. (b) .............................      1,500           39,645
                                                                          ----------
SYSTEMS SOFTWARE--3.6%
  BMC Software, Inc. (b) ...............................      4,700           78,020
  Computer Associates International, Inc. ..............      6,900          109,641
  Wind River Systems, Inc. (b) .........................      3,100           15,531
                                                                          ----------
                                                                             203,192
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--1.1%
  Advanced Fibre Communications, Inc. (b) ..............      3,700           61,198
                                                                          ----------
TOTAL COMMON STOCKS
  (Identified cost $4,622,711) ....................................        4,606,498
                                                                          ----------
FOREIGN COMMON STOCKS--3.6%

INDUSTRIAL MACHINERY--0.9%
  Mettler-Toledo International, Inc. (Switzerland) (b) .      1,300           47,931
                                                                          ----------
OIL & GAS DRILLING--0.5%
  Noble Corp. (Cayman Islands) (b) .....................        800           30,880
                                                                          ----------
PHARMACEUTICALS--1.4%
  Teva Pharmaceutical Industries Ltd. ADR (Israel) .....      1,200           80,136
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--0.8%
  XL Capital Ltd. Class A (Bermuda) ....................        500           42,350
                                                                          ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $209,103) ......................................          201,297
                                                                          ----------
TOTAL LONG TERM INVESTMENTS--85.6%
  (Identified cost $4,831,814) ....................................        4,807,795
                                                                          ----------

                                               STANDARD        PAR
                                               & POOR'S       VALUE
                                                RATING        (000)          VALUE
                                               --------       -----       ---------


SHORT-TERM OBLIGATIONS--16.5%
FEDERAL AGENCY SECURITIES--16.5%
  FHLB Discount Note 1.87%, 7/1/02                AAA         $ 930       $  930,000
                                                                          ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $930,000)                                                 930,000
                                                                          ----------
TOTAL INVESTMENTS--102.1%
  (Identified Cost $5,761,814)                                             5,737,795(a)
  Other assets and liabilities, net--(2.1)%                                 (120,715)
                                                                          ----------
NET ASSETS--100.0%                                                        $5,617,080
                                                                          ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $337,161 and gross depreciation of $362,759 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $5,763,393.
(b)  Non-income producing.

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,761,814) ..........................     $5,737,795
Cash .................................................................................            173
Receivables
  Investment securities sold .........................................................         34,805
  Fund shares sold ...................................................................         17,976
  Receivable from adviser ............................................................          5,694
  Dividends and interest .............................................................          1,131
                                                                                           ----------
    Total assets .....................................................................      5,797,574
                                                                                           ----------
LIABILITIES
Payables
  Investment securities purchased ....................................................        146,376
  Fund shares repurchased ............................................................             82
  Professional fee ...................................................................         20,896
  Financial agent fee ................................................................          3,745
  Trustees' fee ......................................................................          2,183
Accrued expenses .....................................................................          7,212
                                                                                           ----------
    Total liabilities ................................................................        180,494
                                                                                           ----------
NET ASSETS .........................................................................       $5,617,080
                                                                                           ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................     $5,567,473
  Accumulated net investment loss ....................................................         (3,539)
  Accumulated net realized gain ......................................................         77,165
  Net unrealized depreciation ........................................................        (24,019)
                                                                                           ----------
NET ASSETS ...........................................................................     $5,617,080
                                                                                           ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....        536,617
                                                                                           ==========
Net asset value and offering price per share .........................................         $10.47
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..........................................................................     $  12,942
  Interest ...........................................................................         7,693
  Foreign tax withheld ...............................................................           (30)
                                                                                           ---------
    Total investment income ..........................................................        20,605
                                                                                           ---------
EXPENSES
  Investment advisory fee ............................................................        19,912
  Financial agent fee ................................................................        21,965
  Professional .......................................................................        15,278
  Custodian ..........................................................................         7,276
  Trustees ...........................................................................         3,455
  Printing ...........................................................................         2,605
  Miscellaneous ......................................................................         2,833
                                                                                           ---------
    Total expenses ...................................................................        73,324
    Less expenses borne by investment adviser ........................................       (48,256)
    Custodian fees paid indirectly ...................................................            (6)
                                                                                           ---------
    Net expenses .....................................................................        25,062
                                                                                           ---------
NET INVESTMENT LOSS ..................................................................        (4,457)
                                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ....................................................        78,084
  Net change in unrealized appreciation (depreciation) on investments ................      (235,330)
                                                                                           ---------
NET LOSS ON INVESTMENTS ..............................................................      (157,246)
                                                                                           ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................     $(161,703)
                                                                                           =========

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED        FROM INCEPTION
                                                                                                       6/30/02         10/29/01 TO
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                     -----------     --------------
FROM OPERATIONS
  Net investment income (loss) .....................................................................   $    (4,457)    $       918
  Net realized gain (loss) .........................................................................        78,084           5,491
  Net change in unrealized appreciation (depreciation) .............................................      (235,330)        211,311
                                                                                                       -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................      (161,703)        217,720
                                                                                                       -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short term gain .....................................................................        (6,410)             --
                                                                                                       -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .............................        (6,410)             --
                                                                                                       -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (220,494 and 353,886 shares, respectively) .........................     2,433,760       3,552,216
  Net asset value of shares issued from reinvestment of distributions
    (617 and 0 shares, respectively) ...............................................................         6,410              --
  Cost of shares repurchased (36,625 and 1,755 shares, respectively) ...............................      (407,052)        (17,861)
                                                                                                       -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     2,033,118       3,534,355
                                                                                                       -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................     1,865,005       3,752,075
NET ASSETS
  Beginning of period ..............................................................................     3,752,075              --
                                                                                                       -----------     -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(3,539) AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF $918), RESPECTIVELY ...................................................   $ 5,617,080     $ 3,752,075
                                                                                                       ===========     ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS
                                                     ENDED      FROM INCEPTION
                                                    6/30/02       10/29/01 TO
                                                  (UNAUDITED)      12/31/01
                                                  -----------   --------------
Net asset value, beginning of period ...........     $10.66          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................      (0.01)             --(4)
  Net realized and unrealized gain (loss) ......      (0.17)           0.66
                                                     ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ...........      (0.18)           0.66
                                                     ------          ------
LESS DISTRIBUTIONS
  Distributions from net realized gains ........      (0.01)             --
                                                     ------          ------
    TOTAL DISTRIBUTIONS ........................      (0.01)             --
                                                     ------          ------
CHANGE IN NET ASSET VALUE ......................      (0.19)           0.66
                                                     ------          ------
NET ASSET VALUE, END OF PERIOD .................     $10.47          $10.66
                                                     ======          ======
Total return ...................................      (1.64)%(3)       6.55%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ........     $5,617          $3,752
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ........................       1.07%(2)(5)     1.05%(2)
  Net investment income ........................      (0.19)%(2)       0.16%(2)
Portfolio turnover .............................         25%(3)          12%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.13% and 7.13% for the periods ended June 30, 2002 and December 31, 2001, respectively.
(2)  Annualized.
(3)  Not annualized.
(4)  Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                            SHARES           VALUE
                                                           --------       ----------
COMMON STOCKS--89.8%
BANKS--10.8%
  Bank of America Corp. ................................      1,400       $   98,504
  Bank One Corp. .......................................      1,700           65,416
  FleetBoston Financial Corp. ..........................      2,000           64,700
  Golden West Financial Corp. ..........................      1,000           68,780
  National City Corp. ..................................      1,500           49,875
  Wachovia Corp. .......................................      1,900           72,542
  Washington Mutual, Inc. ..............................      2,500           92,775
                                                                          ----------
                                                                             512,592
                                                                          ----------
BIOTECHNOLOGY--1.0%
  Amgen, Inc. (b) ......................................      1,100           46,068
                                                                          ----------
BROADCASTING & CABLE TV--1.6%
  Comcast Corp. Class A (b) ............................      3,200           76,288
                                                                          ----------
COMPUTER HARDWARE--3.0%
  Dell Computer Corp. (b) ..............................      2,900           75,806
  Hewlett-Packard Co. ..................................      4,200           64,176
                                                                          ----------
                                                                             139,982
                                                                          ----------
CONSUMER FINANCE--1.8%
  MBNA Corp. ...........................................      2,600           85,982
                                                                          ----------
DEPARTMENT STORES--4.0%
  Federated Department Stores, Inc. (b) ................        900           35,730
  Kohl's Corp. (b) .....................................      1,900          133,152
  Sears, Roebuck and Co. ...............................        400           21,720
                                                                          ----------
                                                                             190,602
                                                                          ----------
DIVERSIFIED CHEMICALS--2.8%
  Dow Chemical Co. (The) ...............................      2,100           72,198
  Du Pont (E.I.) de Nemours & Co. ......................      1,300           57,720
                                                                          ----------
                                                                             129,918
                                                                          ----------
DIVERSIFIED FINANCIAL SERVICES--8.5%
  Citigroup, Inc. ......................................      3,300          127,875
  Freddie Mac ..........................................      2,100          128,520
  Goldman Sachs Group, Inc. (The) ......................        650           47,677
  Lehman Brothers Holdings, Inc. .......................      1,000           62,520
  Morgan Stanley .......................................        800           34,464
                                                                          ----------
                                                                             401,056
                                                                          ----------
DRUG RETAIL--2.1%
  Walgreen Co. .........................................      2,600          100,438
                                                                          ----------
ELECTRIC UTILITIES--3.2%
  Ameren Corp. .........................................      1,200           51,612
  American Electric Power Co., Inc. ....................      1,800           72,036
  Cinergy Corp. ........................................        800           28,792
                                                                          ----------
                                                                             152,440
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Cooper Industries Ltd. Class A .......................        600           23,580
                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
  Solectron Corp. (b) ..................................      7,100           43,665
  Tech Data Corp. (b) ..................................        300           11,355
                                                                          ----------
                                                                              55,020
                                                                          ----------
GENERAL MERCHANDISE STORES--2.5%
  Target Corp. .........................................      1,800           68,580
  Wal-Mart Stores, Inc. ................................        900           49,509
                                                                          ----------
                                                                             118,089
                                                                          ----------


                                                            SHARES           VALUE
                                                           --------       ----------
HEALTH CARE DISTRIBUTORS & SERVICES--1.3%
  Cardinal Health, Inc. ................................      1,000       $   61,410
                                                                          ----------
HEALTH CARE FACILITIES--1.2%
  Tenet Healthcare Corp. (b) ...........................        800           57,240
                                                                          ----------
HOME FURNISHINGS--0.8%
  Leggett & Platt, Inc. ................................      1,600           37,440
                                                                          ----------
HOME IMPROVEMENT RETAIL--2.5%
  Home Depot, Inc. (The) ...............................      3,200          117,536
                                                                          ----------
HOMEBUILDING--0.6%
  Centex Corp. .........................................        500           28,895
                                                                          ----------
HOUSEHOLD APPLIANCES--0.7%
  Whirlpool Corp. ......................................        500           32,680
                                                                          ----------
INDUSTRIAL CONGLOMERATES--2.5%
  General Electric Co. .................................      4,000          116,200
                                                                          ----------
INDUSTRIAL MACHINERY--0.6%
  Eaton Corp. ..........................................        400           29,100
                                                                          ----------
INTEGRATED OIL & GAS--4.2%
  Conoco, Inc. .........................................        900           25,020
  Occidental Petroleum Corp. ...........................      2,400           71,976
  Phillips Petroleum Co. ...............................      1,700          100,096
                                                                          ----------
                                                                             197,092
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
  Qwest Communications International, Inc. (b) .........     11,100           31,080
  WorldCom, Inc. - WorldCom Group (b)(c) ...............     18,100            1,629
                                                                          ----------
                                                                              32,709
                                                                          ----------
IT CONSULTING & SERVICES--1.2%
  Electronic Data Systems Corp. ........................      1,500           55,725
                                                                          ----------
MANAGED HEALTH CARE--4.5%
  CIGNA Corp. ..........................................        500           48,710
  UnitedHealth Group, Inc. .............................      1,800          164,790
                                                                          ----------
                                                                             213,500
                                                                          ----------
METAL & GLASS CONTAINERS--0.7%
  Smurfit-Stone Container Corp. (b) ....................      2,000           30,840
                                                                          ----------
MOVIES & ENTERTAINMENT--3.1%
  AOL Time Warner, Inc. (b) ............................      2,600           38,246
  Viacom, Inc. Class B (b) .............................      2,400          106,488
                                                                          ----------
                                                                             144,734
                                                                          ----------
MULTI-LINE INSURANCE--2.0%
  American International Group, Inc. ...................      1,400           95,522
                                                                          ----------
PAPER PRODUCTS--2.1%
  Georgia-Pacific Corp. ................................        800           19,664
  International Paper Co. ..............................      1,825           79,534
                                                                          ----------
                                                                              99,198
                                                                          ----------
PHARMACEUTICALS--6.5%
  Johnson & Johnson ....................................        800           41,808
  Pfizer, Inc. .........................................      5,800          203,000
  Pharmacia Corp. ......................................      1,700           63,665
                                                                          ----------
                                                                             308,473
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--1.3%
  Allstate Corp. (The) .................................      1,700           62,866
                                                                          ----------
PUBLISHING & PRINTING--0.3%
  New York Times Co. (The) Class A .....................        300           15,450
                                                                          ----------

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                                                            SHARES           VALUE
                                                           --------       ----------
RAILROADS--1.8%
  Burlington Northern Santa Fe Corp. ...................      2,900       $   87,000
                                                                          ----------
SEMICONDUCTORS--1.9%
  Intel Corp. ..........................................      4,915           89,797
                                                                          ----------
SYSTEMS SOFTWARE--2.4%
  Microsoft Corp. (b) ..................................      2,100          114,870
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--1.1%
  Corning, Inc. (b) ....................................      6,200           22,010
  Tellabs, Inc. (b) ....................................      4,800           29,760
                                                                          ----------
                                                                              51,770
                                                                          ----------
TOBACCO--0.6%
  Philip Morris Cos., Inc. .............................        650           28,392
                                                                          ----------
TRADING COMPANIES & DISTRIBUTORS--1.6%
  Genuine Parts Co. ....................................      2,200           76,714
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
  Sprint Corp. (PCS Group) (b) .........................      6,400           28,608
                                                                          ----------
TOTAL COMMON STOCKS
  (Identified cost $4,754,470) ....................................        4,245,816
                                                                          ----------
FOREIGN COMMON STOCKS--3.4%
AUTO PARTS & EQUIPMENT--1.3%
  Magna International, Inc. Class A (Canada) ...........        900           61,965
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--2.1%
  Nokia Oyj ADR (Finland) ..............................      5,500           79,640
  Nortel Networks Corp. (Canada) (b) ...................     14,600           21,170
                                                                          ----------
                                                                             100,810
                                                                          ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $191,715) ......................................         162,775
                                                                          ----------
TOTAL LONG TERM INVESTMENTS--93.2%
  (Identified cost $4,946,185) ....................................        4,408,591
                                                                          ----------


                                                              PAR
                                                             VALUE
                                                             (000)          VALUE
                                                            -------       ----------
SHORT-TERM OBLIGATIONS--4.9%
MONEY MARKET MUTUAL FUNDS--4.9%
  SSgA Money Market Fund (1.65% seven day
    effective yield) ...................................      $ 232       $  231,588
                                                                          ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $231,588) ......................................          231,588
                                                                          ----------
TOTAL INVESTMENTS--98.1%
  (Identified Cost $5,177,773) ....................................        4,640,179(a)
  Other assets and liabilities, net--1.9% .........................           87,667
                                                                          ----------
NET ASSETS--100.0% ................................................       $4,727,846
                                                                          ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $249,761 and gross depreciation of $799,652 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $5,190,070.
(b)  Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2002, this security amounted to a value of $1,629 or 0.03% of net assets.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,177,773) ..........................     $4,640,179
Cash .................................................................................         94,249
Receivables
  Fund shares sold ...................................................................         22,516
  Dividends and interest .............................................................          6,725
  Receivable from adviser ............................................................          5,734
                                                                                           ----------
    Total assets .....................................................................      4,769,403
                                                                                           ----------
LIABILITIES
Payables
  Fund shares repurchased ............................................................          6,693
  Professional fee ...................................................................         20,433
  Printing fee .......................................................................          8,434
  Financial agent fee ................................................................          3,724
  Trustees' fee ......................................................................          1,721
Accrued expenses .....................................................................            552
                                                                                           ----------
    Total liabilities ................................................................         41,557
                                                                                           ----------
NET ASSETS ...........................................................................     $4,727,846
                                                                                           ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................................     $5,339,069
  Undistributed net investment income ................................................          8,871
  Accumulated net realized loss ......................................................        (82,500)
  Net unrealized depreciation ........................................................       (537,594)
                                                                                           ----------
NET ASSETS ...........................................................................     $4,727,846
                                                                                           ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .....        526,350
                                                                                           ==========
Net asset value and offering price per share .........................................          $8.98
                                                                                                =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..........................................................................     $  30,341
  Interest ...........................................................................         1,831
  Foreign taxes withheld .............................................................          (274)
                                                                                           ---------
    Total investment income ..........................................................        31,898
                                                                                           ---------
EXPENSES
  Financial agent fee ................................................................        21,850
  Investment advisory fee ............................................................        18,325
  Professional .......................................................................        14,815
  Custodian ..........................................................................         4,338
  Trustees ...........................................................................         3,455
  Printing ...........................................................................         3,125
  Miscellaneous ......................................................................         2,826
                                                                                           ---------
    Total expenses ...................................................................        68,734
    Less expenses borne by investment adviser ........................................       (45,707)
                                                                                           ---------
    Net expenses .....................................................................        23,027
                                                                                           ---------
NET INVESTMENT INCOME ................................................................         8,871
                                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ....................................................       (81,557)
  Net change in unrealized appreciation (depreciation) on investments ................      (720,253)
                                                                                           ---------
NET LOSS ON INVESTMENTS ..............................................................      (801,810)
                                                                                           ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................     $(792,939)
                                                                                           =========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED        FROM INCEPTION
                                                                                                       6/30/02         10/29/01 TO
                                                                                                     (UNAUDITED)        12/31/01
                                                                                                     -----------     --------------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $    8,871        $    4,057
  Net realized gain (loss) .......................................................................      (81,557)             (943)
  Net change in unrealized appreciation (depreciation) ...........................................     (720,253)          182,659
                                                                                                     ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (792,939)          185,773
                                                                                                     ----------        ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................           --            (4,117)
                                                                                                     ----------        ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................           --            (4,117)
                                                                                                     ----------        ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (217,112 and 346,666 shares, respectively) .......................    2,188,540         3,524,549
  Net asset value of shares issued from reinvestment of distributions (0 and 384 shares,
    respectively) ................................................................................           --             4,117
  Cost of shares repurchased (37,484 and 328 shares, respectively) ...............................     (374,604)           (3,473)
                                                                                                     ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................    1,813,936         3,525,193
                                                                                                     ----------        ----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    1,020,997         3,706,849
NET ASSETS
  Beginning of period ............................................................................    3,706,849                --
                                                                                                     ----------        ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,871 AND $0,
    RESPECTIVELY) ................................................................................   $4,727,846        $3,706,849
                                                                                                     ==========        ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS
                                                     ENDED      FROM INCEPTION
                                                    6/30/02       10/29/01 TO
                                                  (UNAUDITED)      12/31/01
                                                  -----------   --------------
Net asset value, beginning of period ............   $10.69          $10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss) ..................     0.02            0.01
  Net realized and unrealized gain (loss) .......    (1.73)           0.69
                                                    ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............    (1.71)           0.70
                                                    ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........       --           (0.01)
                                                    ------          ------
    TOTAL DISTRIBUTIONS .........................       --           (0.01)
                                                    ------          ------
CHANGE IN NET ASSET VALUE .......................    (1.71)           0.69
                                                    ------          ------
NET ASSET VALUE, END OF PERIOD ..................   $ 8.98          $10.69
                                                    ======          ======
Total return ....................................   (15.98)%(3)       7.03%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........   $4,728          $3,707
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .........................     1.07%(2)        1.05%(2)
  Net investment income .........................     0.41%(2)        0.80%(2)
Portfolio turnover ..............................       13%(3)           1%(3)


(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.19% and 7.93% for the periods ended June 30, 2002 and December 31, 2001, respectively.
(2)  Annualized.
(3)  Not annualized.
(4) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                        See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES        VALUE
                                                             -------     ----------
COMMON STOCKS--99.1%
AEROSPACE & DEFENSE--10.8%
  Boeing Co. (The) .....................................      15,682     $   705,690
  Honeywell International, Inc. ........................      15,682         552,477
  United Technologies Corp. ............................      15,682       1,064,808
                                                                         -----------
                                                                           2,322,975
                                                                         -----------
ALUMINUM--2.4%
  Alcoa, Inc. ..........................................      15,682         519,858
                                                                         -----------
AUTOMOBILE MANUFACTURERS--3.9%
  General Motors Corp. .................................      15,682         838,203
                                                                         -----------
COMPUTER HARDWARE--6.4%
  Hewlett-Packard Co. ..................................      15,682         239,621
  International Business Machines Corp. ................      15,682       1,129,104
                                                                         -----------
                                                                           1,368,725
                                                                         -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.6%
  Caterpillar, Inc. ....................................      15,682         767,634
                                                                         -----------
DIVERSIFIED CHEMICALS--3.2%
  Du Pont (E.I.) de Nemours & Co. ......................      15,682         696,281
                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES--7.9%
  American Express Co. .................................      15,682         569,570
  Citigroup, Inc. ......................................      15,682         607,678
  J.P. Morgan Chase & Co. ..............................      15,682         531,933
                                                                         -----------
                                                                           1,709,181
                                                                         -----------
GENERAL MERCHANDISE STORES--4.0%
  Wal-Mart Stores, Inc. ................................      15,682         862,667
                                                                         -----------
HOME IMPROVEMENT RETAIL--2.7%
  Home Depot, Inc. (The) ...............................      15,682         576,000
                                                                         -----------
HOUSEHOLD PRODUCTS--6.5%
  Procter & Gamble Co. (The) ...........................      15,682       1,400,403
                                                                         -----------
INDUSTRIAL CONGLOMERATES--11.1%
  3M Co. ...............................................      15,682       1,928,886
  General Electric Co. .................................      15,682         455,562
                                                                         -----------
                                                                           2,384,448
                                                                         -----------
INTEGRATED OIL & GAS--3.0%
  Exxon Mobil Corp. ....................................      15,682         641,707
                                                                         -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
  AT&T Corp. ...........................................      15,682         167,797
  SBC Communications, Inc. .............................      15,682         478,301
                                                                         -----------
                                                                             646,098
                                                                         -----------
MOVIES & ENTERTAINMENT--1.4%
  Walt Disney Co. (The) ................................      15,682         296,390
                                                                         -----------
PAPER PRODUCTS--3.2%
  International Paper Co. ..............................      15,682         683,421
                                                                         -----------


                                                             SHARES        VALUE
                                                             -------     ----------
PHARMACEUTICALS--7.5%
  Johnson & Johnson ....................................      15,682     $   819,541
  Merck & Co., Inc. ....................................      15,682         794,137
                                                                         -----------
                                                                           1,613,678
                                                                         -----------
PHOTOGRAPHIC PRODUCTS--2.1%
  Eastman Kodak Co. ....................................      15,682         457,444
                                                                         -----------
RESTAURANTS--2.1%
  McDonald's Corp. .....................................      15,682         446,154
                                                                         -----------
SEMICONDUCTORS--1.3%
  Intel Corp. ..........................................      15,682         286,510
                                                                         -----------
SOFT DRINKS--4.1%
  Coca-Cola Co. (The) ..................................      15,682         878,192
                                                                         -----------
SYSTEMS SOFTWARE--4.0%
  Microsoft Corp. (b) ..................................      15,682         857,805
                                                                         -----------
TOBACCO--3.2%
  Philip Morris Cos., Inc. .............................      15,682         684,990
                                                                         -----------
EXCHANGE TRADED FUNDS--1.7%
  DIAMONDS Trust, Series I .............................       3,880         358,900
                                                                         -----------
TOTAL COMMON STOCKS
  (Identified cost $24,336,886) ....................................      21,297,664
                                                                         -----------
TOTAL LONG TERM INVESTMENTS--99.1%
  (Identified cost $24,336,886) ....................................      21,297,664
                                                                         -----------

                                               STANDARD         PAR
                                               & POOR'S        VALUE
                                                RATING         (000)
                                               --------        -----
SHORT-TERM OBLIGATIONS--0.5%
U.S. TREASURY BILLS--0.0%
  U.S. Treasury Bills 0%, 9/19/02 ..........      AAA           $ 15          14,945
                                                                         -----------
REPURCHASE AGREEMENTS--0.5%
  State Street Bank & Trust Co. repurchase
    agreement 0.25%, dated 6/28/02 due
    7/1/02, repurchase price $103,002,
    collateralized by U.S. Treasury Note
    6.75%, 5/15/05, market value
    $110,000 ...............................                     103         103,000
                                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $117,945) .......................................         117,945
                                                                         -----------
TOTAL INVESTMENTS--99.6%
  (Identified cost $24,454,831) ....................................      21,415,609(a)
  Other assets and liabilities, net--0.4% ..........................          78,262
                                                                         -----------
NET ASSETS--100.0% .................................................     $21,493,871
                                                                         ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,366,011 and gross depreciation of $4,538,358 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $24,587,956.
(b)  Non-income producing.

                        See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $24,454,831) .................................................   $21,415,609
Cash .........................................................................................................           579
Receivables
  Investment securities sold .................................................................................        71,015
  Fund shares sold ...........................................................................................        40,167
  Dividends and interest .....................................................................................        39,118
  Receivable from adviser ....................................................................................         1,808
                                                                                                                 -----------
    Total assets .............................................................................................    21,568,296
                                                                                                                 -----------
LIABILITIES
Payables
  Fund shares repurchased ....................................................................................        12,840
  Investment securities purchased ............................................................................         4,969
  Professional fee ...........................................................................................        25,996
  Printing fee ...............................................................................................        19,718
  Financial agent fee ........................................................................................         5,071
  Trustees' fee ..............................................................................................         3,717
  Variation margin from future contracts .....................................................................           720
Accrued expenses .............................................................................................         1,394
                                                                                                                 -----------
    Total liabilities ........................................................................................        74,425
                                                                                                                 -----------
NET ASSETS ...................................................................................................   $21,493,871
                                                                                                                 ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...........................................................   $24,970,417
  Undistributed net investment income ........................................................................        79,472
  Accumulated net realized loss ..............................................................................      (511,114)
  Net unrealized depreciation ................................................................................    (3,044,904)
                                                                                                                 -----------
NET ASSETS ...................................................................................................   $21,493,871
                                                                                                                 ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .............................     2,686,344
                                                                                                                 ===========
Net asset value and offering price per share .................................................................         $8.00
                                                                                                                       =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..................................................................................................   $   220,912
  Interest ...................................................................................................         1,067
                                                                                                                 -----------
    Total investment income ..................................................................................       221,979
                                                                                                                 -----------
EXPENSES
  Investment advisory fee ....................................................................................        42,953
  Financial agent fee ........................................................................................        30,333
  Professional ...............................................................................................        17,734
  Custodian ..................................................................................................         7,567
  Printing ...................................................................................................         6,234
  Trustees ...................................................................................................         3,455
  Miscellaneous ..............................................................................................        12,209
                                                                                                                 -----------
    Total expenses ...........................................................................................       120,485
    Less expenses borne by investment adviser ................................................................       (50,997)
    Custodian fees paid indirectly ...........................................................................           (12)
                                                                                                                 -----------
    Net expenses .............................................................................................        69,476
                                                                                                                 -----------
NET INVESTMENT INCOME ........................................................................................       152,503
                                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ............................................................................      (402,282)
  Net realized loss on futures contracts .....................................................................       (20,990)
  Net change in unrealized appreciation (depreciation) on investments ........................................    (1,430,430)
                                                                                                                 -----------
NET LOSS ON INVESTMENTS ......................................................................................    (1,853,702)
                                                                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................................   $(1,701,199)
                                                                                                                 ===========

                        See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02          YEAR ENDED
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                     -----------       -----------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $   152,503       $   247,310
  Net realized gain (loss) .......................................................................      (423,272)           36,511
  Net change in unrealized appreciation (depreciation) ...........................................    (1,430,430)       (1,225,559)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (1,701,199)         (941,738)
                                                                                                     -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................       (80,421)         (243,894)
  Net realized short-term gains ..................................................................       (20,909)         (187,932)
  Net realized long-term gains ...................................................................       (21,982)         (115,333)
                                                                                                     -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................      (123,312)         (547,159)
                                                                                                     -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (674,063 and 1,551,688 shares, respectively) .....................     5,876,020        13,567,385
  Net asset value of shares issued from reinvestment of distributions (15,366 and 60,901 shares,
    respectively) ................................................................................       123,312           547,159
  Cost of shares repurchased (735,592 and 518,675 shares, respectively) ..........................    (6,365,283)       (4,444,227)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................      (365,951)        9,670,317
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    (2,190,462)        8,181,420
NET ASSETS
  Beginning of period ............................................................................    23,684,333        15,502,913
                                                                                                     -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $79,472 AND $7,390,
    RESPECTIVELY) ................................................................................   $21,493,871       $23,684,333
                                                                                                     ===========       ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            SIX MONTHS         YEAR ENDED
                                                               ENDED           DECEMBER 31,     FROM INCEPTION
                                                              6/30/02       -----------------     12/15/99 TO
                                                            (UNAUDITED)      2001       2000        12/31/99
                                                            -----------     ------     ------   --------------
Net asset value, beginning of period ....................     $ 8.67        $ 9.46     $10.24       $10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss) ..........................       0.06          0.11(6)    0.08         0.01
  Net realized and unrealized gain (loss) ...............      (0.68)        (0.66)     (0.65)        0.24
                                                              ------        ------     ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ....................      (0.62)        (0.55)     (0.57)        0.25
                                                              ------        ------     ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..................      (0.03)        (0.10)     (0.08)       (0.01)
  Distributions from net realized gains .................      (0.02)        (0.14)     (0.13)          --
                                                              ------        ------     ------       ------
    TOTAL DISTRIBUTIONS .................................      (0.05)        (0.24)     (0.21)       (0.01)
                                                              ------        ------     ------       ------
CHANGE IN NET ASSET VALUE ...............................      (0.67)        (0.79)     (0.78)        0.24
                                                              ------        ------     ------       ------
NET ASSET VALUE, END OF PERIOD ..........................     $ 8.00        $ 8.67     $ 9.46       $10.24
                                                              ======        ======     ======       ======
Total return ............................................      (7.16)%(2)    (5.98)%    (5.56)%       2.52%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...................    $21,494       $23,684    $15,503       $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................................       0.57%(1)(5)   0.50%(5)   0.50%        0.50%(1)
  Net investment income .................................       1.24%(1)      1.29%      1.08%        2.75%(1)
Portfolio turnover ......................................         24%(2)        38%        93%           1%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets  would have been 0.98%,  1.12%,  1.60% and 7.81% for the periods  ended June 30,
     2002, December 31, 2001, 2000 and 1999, respectively.
(4)  Per share income from investment  operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(5)  The ratio of  operating  expenses to average  net assets  excludes  the effect of expense  offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6)  Computed using average shares outstanding.

                        See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES          VALUE
                                                             ------       ----------
COMMON STOCKS--97.3%
ADVERTISING--0.3%
  TMP Worldwide, Inc. (b) ..............................      1,126       $   24,209
                                                                          ----------
ALTERNATIVE CARRIERS--0.6%
  PanAmSat Corp. (b) ...................................      1,904           43,030
                                                                          ----------
APPLICATION SOFTWARE--6.0%
  Citrix Systems, Inc. (b) .............................      2,038           12,310
  Compuware Corp. (b) ..................................      2,170           13,172
  Electronic Arts, Inc. (b) ............................      1,310           86,525
  i2 Technologies, Inc. (b) ............................      4,321            6,395
  Intuit, Inc. (b) .....................................      2,512          124,897
  Mercury Interactive Corp. (b) ........................        840           19,286
  PeopleSoft, Inc. (b) .................................      4,135           61,529
  Rational Software Corp. (b) ..........................      1,914           15,714
  Siebel Systems, Inc. (b) .............................      5,228           74,342
  Synopsys, Inc. (b) ...................................        661           36,229
                                                                          ----------
                                                                             450,399
                                                                          ----------
BIOTECHNOLOGY--11.6%
  Abgenix, Inc. (b) ....................................        780            7,644
  Amgen, Inc. (b) ......................................      4,564          191,140
  Biogen, Inc. (b) .....................................      1,720           71,260
  Cephalon, Inc. (b) ...................................        475           21,470
  Chiron Corp. (b) .....................................      2,504           88,516
  Genzyme Corp. (b) ....................................      2,526           48,600
  Gilead Sciences, Inc. (b) ............................      1,808           59,447
  Human Genome Sciences, Inc. (b) ......................      1,204           16,134
  ICOS Corp. (b) .......................................        552            9,362
  IDEC Pharmaceuticals Corp. (b) .......................      1,559           55,266
  ImClone Systems, Inc. (b) ............................        709            6,165
  Immunex Corp. (b) ....................................      7,137          159,441
  Invitrogen Corp. (b) .................................        470           15,045
  MedImmune, Inc. (b) ..................................      2,522           66,581
  Millennium Pharmaceuticals, Inc. (b) .................      2,913           35,393
  Protein Design Labs, Inc. (b) ........................        804            8,731
  Sepracor, Inc. (b) ...................................        797            7,611
                                                                          ----------
                                                                             867,806
                                                                          ----------
BROADCASTING & CABLE TV--3.3%
  Charter Communications, Inc. Class A (b) .............      2,883           11,763
  Comcast Corp. Class A (b) ............................      4,233          100,915
  EchoStar Communications Corp. Class A (b) ............      2,351           43,634
  USA Interactive (b) ..................................      3,768           88,359
                                                                          ----------
                                                                             244,671
                                                                          ----------
COMPUTER & ELECTRONICS RETAIL--0.5%
  CDW Computer Centers, Inc. (b) .......................        843           39,461
                                                                          ----------
COMPUTER HARDWARE--5.1%
  Apple Computer, Inc. (b) .............................      4,675           82,841
  Dell Computer Corp. (b) ..............................      8,994          235,103
  Sun Microsystems, Inc. (b) ...........................     13,308           66,673
                                                                          ----------
                                                                             384,617
                                                                          ----------
COMPUTER STORAGE & PERIPHERALS--0.5%
  Network Appliance, Inc. (b) ..........................      3,290           40,928
                                                                          ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
  PACCAR, Inc. .........................................      1,223           54,289
                                                                          ----------
DATA PROCESSING SERVICES--4.7%
  Concord EFS, Inc. (b) ................................      5,427          163,570
  Fiserv, Inc. (b) .....................................      2,254           82,744
  Paychex, Inc. ........................................      3,353          104,915
                                                                          ----------
                                                                             351,229
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
DIVERSIFIED COMMERCIAL SERVICES--3.8%
  Apollo Group, Inc. Class A (b) .......................      1,648       $   64,964
  Cintas Corp. .........................................      1,920           94,906
  eBay, Inc. (b) .......................................      1,969          121,330
                                                                          ----------
                                                                             281,200
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Molex, Inc. ..........................................        921           30,881
                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
  Gemstar-TV Guide International, Inc. (b) .............      4,097           22,083
  Sanmina-SCI Corp. (b) ................................      5,273           33,272
                                                                          ----------
                                                                              55,355
                                                                          ----------
EXCHANGE TRADED FUNDS--2.0%
  Nasdaq-100 Shares (b) ................................      5,766          150,320
                                                                          ----------
GENERAL MERCHANDISE STORES--1.7%
  Costco Wholesale Corp. (b) ...........................      2,254           87,050
  Dollar Tree Stores, Inc. (b) .........................      1,030           40,592
                                                                          ----------
                                                                             127,642
                                                                          ----------
HEALTH CARE DISTRIBUTORS & SERVICES--0.7%
  Andrx Group (b) ......................................        654           17,638
  Express Scripts, Inc. (b) ............................        671           33,624
                                                                          ----------
                                                                              51,262
                                                                          ----------
HEALTH CARE EQUIPMENT--1.4%
  Biomet, Inc. .........................................      3,401           92,235
  Cytyc Corp. (b) ......................................      1,219            9,289
                                                                          ----------
                                                                             101,524
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  WorldCom, Inc. - WorldCom Group (b)(c) ...............     10,044              904
                                                                          ----------
INTERNET RETAIL--0.5%
  Amazon.Com, Inc. (b) .................................      2,347           38,139
                                                                          ----------
INTERNET SOFTWARE & SERVICES--1.2%
  BEA Systems, Inc. (b) ................................      3,545           33,713
  VeriSign, Inc. (b) ...................................      2,100           15,099
  Yahoo!, Inc. (b) .....................................      2,709           39,985
                                                                          ----------
                                                                              88,797
                                                                          ----------
METAL & GLASS CONTAINERS--0.5%
  Smurfit-Stone Container Corp. (b) ....................      2,258           34,818
                                                                          ----------
NETWORKING EQUIPMENT--5.3%
  Brocade Communications Systems, Inc. (b) .............      2,238           39,120
  Cisco Systems, Inc. (b) ..............................     24,633          343,630
  Juniper Networks, Inc. (b) ...........................      2,053           11,600
                                                                          ----------
                                                                             394,350
                                                                          ----------
RESTAURANTS--1.7%
  Starbucks Corp. (b) ..................................      5,059          125,716
                                                                          ----------
SEMICONDUCTOR EQUIPMENT--3.9%
  Applied Materials, Inc. (b) ..........................      8,018          152,502
  KLA-Tencor Corp. (b) .................................      2,160           95,019
  Novellus Systems, Inc. (b) ...........................      1,395           47,430
                                                                          ----------
                                                                             294,951
                                                                          ----------
SEMICONDUCTORS--14.5%
  Altera Corp. (b) .....................................      5,093           69,265
  Applied Micro Circuits Corp. (b) .....................      3,289           15,557
  Atmel Corp. (b) ......................................      3,304           20,683
  Broadcom Corp. Class A (b) ...........................      1,677           29,415
  Conexant Systems, Inc. (b) ...........................      2,689            4,356


                        See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

                                                             SHARES          VALUE
                                                             ------       ----------
SEMICONDUCTORS--CONTINUED
  Integrated Device Technology, Inc. (b) ...............        935       $   16,961
  Intel Corp. ..........................................     22,057          402,981
  Linear Technology Corp. ..............................      3,998          125,657
  Maxim Integrated Products, Inc. (b) ..................      4,264          163,439
  Microchip Technology, Inc. (b) .......................      1,572           43,120
  NVIDIA Corp. (b) .....................................      1,548           26,595
  PMC-Sierra, Inc. (b) .................................      1,729           16,028
  QLogic Corp. (b) .....................................        893           34,023
  RF Micro Devices, Inc. (b) ...........................      1,797           13,693
  Skyworks Solutions, Inc. (b) .........................        944            5,238
  Vitesse Semiconductor Corp. (b) ......................      2,050            6,376
  Xilinx, Inc. (b) .....................................      4,195           94,094
                                                                          ----------
                                                                           1,087,481
                                                                          ----------
SPECIALTY STORES--2.6%
  Bed Bath & Beyond, Inc. (b) ..........................      3,700          139,638
  Staples, Inc. (b) ....................................      2,960           58,312
                                                                          ----------
                                                                             197,950
                                                                          ----------
SYSTEMS SOFTWARE--18.1%
  Adobe Systems, Inc. ..................................      2,198           62,643
  Microsoft Corp. (b) ..................................     17,564          960,751
  Oracle Corp. (b) .....................................     21,577          204,334
  Symantec Corp. (b) ...................................      1,402           46,056
  VERITAS Software Corp. (b) ...........................      3,942           78,012
                                                                          ----------
                                                                           1,351,796
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--4.6%
  ADC Telecommunications, Inc. (b) .....................      9,368           21,453
  CIENA Corp. (b) ......................................      3,691           15,465
  Comverse Technology, Inc. (b) ........................      1,828           16,927
  JDS Uniphase Corp. (b) ...............................     13,510           36,072
  QUALCOMM, Inc. (b) ...................................      8,748          240,483
  Tellabs, Inc. (b) ....................................      2,207           13,683
                                                                          ----------
                                                                             344,083
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  Nextel Communications, Inc. Class A (b) ..............      9,457           30,357
                                                                          ----------
TOTAL COMMON STOCKS
  (Identified cost $12,710,581) ...................................        7,288,165
                                                                          ----------
FOREIGN COMMON STOCKS--1.1%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
  Flextronics International Ltd. (Singapore) (b) .......      5,245           37,397
                                                                          ----------
INTERNET SOFTWARE & SERVICES--0.4%
  Check Point Software Technologies Ltd. (Israel) (b) ..      2,260           30,646
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--0.2%
  Telefonaktiebolaget LM Ericsson AB ADR (Sweden) ......      8,612           12,401
                                                                          ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $323,398) ......................................           80,444
                                                                          ----------
TOTAL LONG-TERM INVESTMENTS--98.4%
  (Identified cost $13,033,979) ...................................        7,368,609
                                                                          ----------

                                                STANDARD       PAR
                                               & POOR'S       VALUE
                                                 RATING       (000)          VALUE
                                               ---------      -----       ----------
SHORT-TERM OBLIGATIONS--2.4%

U.S. TREASURY BILLS--0.8%
  U.S. Treasury Bills 1.65%, 9/19/02 (d) ....     AAA         $  60       $   59,779
                                                                          ----------
REPURCHASE AGREEMENTS--1.6%
  State Street Bank & Trust Co. repurchase agreement,
    0.25%, dated 6/28/02 due 7/1/02, repurchase price
    $118,002, collateralized by U.S. Treasury Note
    6.75%, 5/15/05, market value $121,000 ..............        118          118,000
                                                                          ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $177,780) ......................................          177,779
                                                                          ----------
TOTAL INVESTMENTS--100.8%
  (Identified cost $13,211,759) ...................................        7,546,388(a)
  Other assets and liabilities, net--(0.8)% .......................          (60,977)
                                                                          ----------
NET ASSETS--100.0% ................................................       $7,485,411
                                                                          ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $275,576 and gross depreciation of $8,245,303 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $15,516,115.
(b)  Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2002, this security amounted to a value of $904 or 0% of net assets.
(d)  All or a portion segregated as collateral for futures contracts.

                        See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,211,759) .......................     $ 7,546,388
Cash ...............................................................................             648
Receivables
  Receivable from adviser ..........................................................           9,662
  Fund shares sold .................................................................             206
  Dividends and interest ...........................................................              53
                                                                                         -----------
    Total assets ...................................................................       7,556,957
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................          10,276
  Fund shares repurchased ..........................................................          11,013
  Professional fee .................................................................          20,759
  Printing fee .....................................................................          10,524
  Financial agent fee ..............................................................           3,768
  Trustees' fee ....................................................................           3,717
  Variation margin for future contracts ............................................             800
Accrued expenses ...................................................................          10,689
                                                                                         -----------
    Total liabilities ..............................................................          71,546
                                                                                         -----------
NET ASSETS .........................................................................     $ 7,485,411
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $16,511,597
  Accumulated net investment loss ..................................................         (21,244)
  Accumulated net realized loss ....................................................      (3,333,741)
  Net unrealized depreciation ......................................................      (5,671,201)
                                                                                         -----------
NET ASSETS .........................................................................     $ 7,485,411
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       2,665,016
                                                                                         ===========
Net asset value and offering price per share .......................................           $2.81
                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $     2,760
  Interest .........................................................................             749
                                                                                         -----------
    Total investment income ........................................................           3,509
                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................          15,326
  Financial agent fee ..............................................................          23,540
  Custodian ........................................................................          19,714
  Professional .....................................................................          17,156
  Printing .........................................................................           4,331
  Trustees .........................................................................           3,455
  Miscellaneous ....................................................................           3,309
                                                                                         -----------
    Total expenses .................................................................          86,831
    Less expenses borne by investment adviser ......................................         (62,077)
    Custodian fees paid indirectly .................................................              (1)
                                                                                         -----------
    Net expenses ...................................................................          24,753
                                                                                         -----------
NET INVESTMENT LOSS ................................................................         (21,244)
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................        (601,649)
  Net realized loss on futures contracts ...........................................         (63,310)
  Net change in unrealized appreciation (depreciation) on investments ..............      (2,825,567)
                                                                                         -----------
NET LOSS ON INVESTMENTS ............................................................      (3,490,526)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(3,511,770)
                                                                                         ===========

                        See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02          YEAR ENDED
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                     -----------       -----------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $   (21,244)      $   (28,138)
  Net realized gain (loss) .......................................................................      (664,959)       (2,415,397)
  Net change in unrealized appreciation (depreciation) ...........................................    (2,825,567)         (447,931)
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................    (3,511,770)       (2,891,466)
                                                                                                     ===========       ===========
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (978,308 and 2,226,105 shares, respectively) .....................     3,590,006        10,796,048
  Cost of shares repurchased (511,990 and 899,721 shares, respectively) ..........................    (1,899,995)       (4,112,309)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................     1,690,011         6,683,739
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    (1,821,759)        3,792,273
NET ASSETS
  Beginning of period ............................................................................     9,307,170         5,514,897
                                                                                                     -----------       -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($21,244) AND $0, RESPECTIVELY) ....   $ 7,485,411       $ 9,307,170
                                                                                                     ===========       ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            SIX MONTHS
                                                               ENDED                   FROM INCEPTION
                                                              6/30/02     YEAR ENDED     8/15/00 TO
                                                            (UNAUDITED)    12/31/01       12/31/00
                                                            -----------   ----------   --------------
Net asset value, beginning of period ....................     $ 4.23        $ 6.32         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........................      (0.01)        (0.02)(5)      (0.01)
  Net realized and unrealized gain (loss) ...............      (1.41)        (2.07)         (3.67)
                                                              ------        ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ....................      (1.42)        (2.09)         (3.68)
                                                              ------        ------         ------
CHANGE IN NET ASSET VALUE ...............................      (1.42)        (2.09)         (3.68)
                                                              ------        ------         ------
NET ASSET VALUE, END OF PERIOD ..........................     $ 2.81        $ 4.23         $ 6.32
                                                              ======        ======         ======
Total return ............................................     (33.64)%(2)   (33.04)%       (36.78)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...................     $7,485        $9,307         $5,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................................       0.57%(1)(4)   0.50%(4)       0.50%(1)
  Net investment income (loss) ..........................      (0.49)%(1)    (0.40)%        (0.30)%(1)
Portfolio turnover ......................................         17%(2)        91%            50%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  Ifthe investment advisor had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.98%,  2.35% and 3.93% for the periods ended
     June 30, 2002, December 31, 2001 and 2000, respectively.
(4)  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian  fees; if expense  offsets were  included,  the ratio would not  significantly differ.
(5)  Computed using average shares outstanding.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                            SHARES          VALUE
                                                           --------      -----------
COMMON STOCKS--95.3%
REAL ESTATE INVESTMENT TRUSTS--95.3%
DIVERSIFIED--10.1%
  Colonial Properties Trust ............................     21,000      $   817,950
  iStar Financial, Inc. ................................     48,650        1,386,525
  Vornado Realty Trust .................................     72,000        3,326,400
                                                                         -----------
                                                                           5,530,875
                                                                         -----------
HEALTH CARE--4.3%
  Health Care Property Investors, Inc. .................     27,300        1,171,170
  Healthcare Realty Trust, Inc. ........................     36,400        1,164,800
                                                                         -----------
                                                                           2,335,970
                                                                         -----------
INDUSTRIAL/OFFICE--24.3%
INDUSTRIAL--9.9%
  CenterPoint Properties Corp. .........................     47,400        2,749,674
  First Industrial Realty Trust, Inc. ..................     22,300          732,555
  ProLogis Trust .......................................     75,200        1,955,200
                                                                         -----------
                                                                           5,437,429
                                                                         -----------
MIXED--3.3%
  Duke Realty Corp. ....................................     33,000          955,350
  Reckson Associates Realty Corp. ......................     28,025          697,822
  Reckson Associates Realty Corp. Class B ..............      6,500          165,750
                                                                         -----------
                                                                           1,818,922
                                                                         -----------
OFFICE--11.1%
  Alexandria Real Estate Equities, Inc. ................     10,000          493,400
  Boston Properties, Inc. ..............................     55,000        2,197,250
  Corporate Office Properties Trust ....................     17,758          259,089
  Equity Office Properties Trust .......................     50,500        1,520,050
  SL Green Realty Corp. ................................     44,750        1,595,338
                                                                         -----------
                                                                           6,065,127
                                                                         -----------
TOTAL INDUSTRIAL/OFFICE ...........................................       13,321,478
                                                                         -----------
LODGING/RESORTS--2.7%
  Hospitality Properties Trust .........................     39,800        1,452,700
                                                                         -----------
RESIDENTIAL--14.5%
APARTMENTS--14.5%
  Apartment Investment & Management Co. Class A ........     31,000        1,525,200
  Archstone-Smith Trust ................................     32,000          854,400
  Avalonbay Communities, Inc. ..........................     10,000          467,000
  Camden Property Trust ................................     28,600        1,059,058
  Equity Residential Properties Trust ..................     49,400        1,420,250
  Essex Property Trust, Inc. ...........................     14,600          798,620
  United Dominion Realty Trust, Inc. ...................    116,000        1,827,000
                                                                         -----------
                                                                           7,951,528
                                                                         -----------
RETAIL--34.3%
FREE STANDING--1.4%
  Realty Income Corp. ..................................     20,900          771,628
                                                                         -----------

                                                            SHARES          VALUE
                                                           --------      -----------
REGIONAL MALLS--17.0%
  CBL & Associates Properties, Inc. ....................     66,400      $ 2,689,200
  General Growth Properties, Inc. ......................     52,050        2,654,550
  Macerich Co. (The) ...................................     31,000          961,000
  Simon Property Group, Inc. ...........................     69,650        2,565,906
  Taubman Centers, Inc. ................................     27,000          411,750
                                                                         -----------
                                                                           9,282,406
                                                                         -----------
SHOPPING CENTERS--15.9%
  Chelsea Property Group, Inc. .........................     93,400        3,124,230
  Developers Diversified Realty Corp. ..................     73,027        1,643,108
  Kimco Realty Corp. ...................................     11,000          368,390
  Pan Pacific Retail Properties, Inc. ..................     56,500        1,931,170
  Weingarten Realty Investors ..........................     46,500        1,646,100
                                                                         -----------
                                                                           8,712,998
                                                                         -----------
TOTAL RETAIL ......................................................       18,767,032
                                                                         -----------
SELF STORAGE--5.1%
  Public Storage, Inc. .................................     47,500        1,762,250
  Shurgard Storage Centers, Inc. .......................     29,836        1,035,309
                                                                         -----------
                                                                           2,797,559
                                                                         -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $42,679,350) ...................................       52,157,142
                                                                         -----------
REAL ESTATE OPERATING COMPANIES--0.0%
DIVERSIFIED--0.0%
  Vornado Operating, Inc. (b) ..........................      3,110            2,643
                                                                         -----------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $24,880) .......................................            2,643
                                                                         -----------
TOTAL LONG-TERM INVESTMENTS--95.3%
  (Identified cost $42,704,230) ...................................       52,159,785
                                                                         -----------

                                                STANDARD       PAR
                                                & POOR'S      VALUE
                                                 RATING       (000)
                                                --------     ------
SHORT-TERM OBLIGATIONS--4.8%
COMMERCIAL PAPER--2.6%
  Receivables Capital Corp. 1.90%, 7/1/02 ....     A-1+      $1,405        1,405,000
                                                                         -----------
FEDERAL AGENCY SECURITIES--2.2%
  Fannie Mae Discount Note 1.80%, 7/3/02 .....     AAA        1,215        1,214,879
                                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,619,879) ....................................        2,619,879
                                                                         -----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $45,324,109) ...................................       54,779,664(a)
  Other Assets and Liabilities, net--(0.1)% .......................          (78,129)
                                                                         -----------
NET ASSETS--100.0% ................................................      $54,701,535
                                                                         ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,448,608 and gross depreciation of $171,109 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $45,502,165.
(b)  Non income producing.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $45,324,109) .......................     $54,779,664
Cash ...............................................................................           1,198
Receivables
  Fund shares sold .................................................................         133,545
  Dividends and interest ...........................................................         276,073
                                                                                         -----------
    Total assets ...................................................................      55,190,480
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................         359,320
  Fund shares repurchased ..........................................................          30,181
  Printing fee .....................................................................          38,251
  Investment advisory fee ..........................................................          32,066
  Professional fee .................................................................          16,781
  Financial agent fee ..............................................................           6,710
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................           1,919
                                                                                         -----------
    Total liabilities ..............................................................         488,945
                                                                                         -----------
NET ASSETS .........................................................................     $54,701,535
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $45,344,674
  Undistributed net investment income ..............................................         271,946
  Accumulated net realized loss ....................................................        (370,640)
  Net unrealized appreciation ......................................................       9,455,555
                                                                                         -----------
NET ASSETS .........................................................................     $54,701,535
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       3,069,849
                                                                                         ===========
Net asset value and offering price per share .......................................          $17.82
                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends .......................................................................      $1,337,025
  Interest ........................................................................          17,543
                                                                                         ----------
    Total investment income .......................................................       1,354,568
                                                                                         ----------
EXPENSES
  Investment advisory fee .........................................................         170,503
  Financial agent fee .............................................................          38,565
  Professional ....................................................................          15,390
  Printing ........................................................................          10,928
  Custodian .......................................................................           4,056
  Trustees ........................................................................           3,455
  Miscellaneous ...................................................................           3,738
                                                                                         ----------
    Total expenses ................................................................         246,635
    Less expenses borne by investment adviser .....................................          (4,683)
    Custodian fees paid indirectly ................................................             (74)
                                                                                         ----------
    Net expenses ..................................................................         241,878
                                                                                         ----------
NET INVESTMENT INCOME .............................................................       1,112,690
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities .................................................         464,851
  Net change in unrealized appreciation (depreciation) on investments .............       5,255,964
                                                                                         ----------
NET GAIN ON INVESTMENTS ...........................................................       5,720,815
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................      $6,833,505
                                                                                         ==========

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02         YEAR ENDED
                                                                                                     (UNAUDITED)        12/31/01
                                                                                                     -----------      ------------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $ 1,112,690      $  1,567,084
  Net realized gain (loss) .......................................................................       464,851         2,031,162
  Net change in unrealized appreciation (depreciation) ...........................................     5,255,964        (1,112,927)
                                                                                                     -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................     6,833,505         2,485,319
                                                                                                     -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................    (1,021,815)       (1,533,702)
                                                                                                     -----------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................    (1,021,815)       (1,533,702)
                                                                                                     -----------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (882,220 and 1,026,938 shares, respectively) .....................    14,858,860        15,777,923
  Net asset value of shares issued from reinvestment of distributions (59,194 and 100,085 shares,
    respectively) ................................................................................     1,021,815         1,533,702
  Cost of shares repurchased (515,294 and 754,210 shares, respectively) ..........................    (8,496,949)      (11,571,856)
                                                                                                     -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................     7,383,726         5,739,769
                                                                                                     -----------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    13,195,416         6,691,386
NET ASSETS
  Beginning of period ............................................................................    41,506,119        34,814,733
                                                                                                     -----------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $271,946 AND $181,071,
    RESPECTIVELY) ................................................................................   $54,701,535      $ 41,506,119
                                                                                                     ===========      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                       6/30/02         -----------------------------------------------
                                                     (UNAUDITED)        2001       2000      1999      1998      1997
                                                     -----------       ------     ------    ------    ------    ------
Net asset value, beginning of period                    $15.70         $15.33     $12.21    $12.28    $16.38    $14.32
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.38           0.62       0.63      0.65      0.78      0.50
  Net realized and unrealized gain (loss)                 2.10           0.37       3.07     (0.09)    (4.20)     2.62
                                                        ------         ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS                      2.48           0.99       3.70      0.56     (3.42)     3.12
                                                        ------         ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.36)         (0.62)     (0.58)    (0.63)    (0.65)    (0.48)
  Distributions from net realized gains                     --             --         --        --     (0.02)    (0.58)
  Tax return of capital                                     --             --         --        --     (0.01)       --
                                                        ------         ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS                                  (0.36)         (0.62)     (0.58)    (0.63)    (0.68)    (1.06)
                                                        ------         ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE                                 2.12           0.37       3.12     (0.07)    (4.10)     2.06
                                                        ------         ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD                          $17.82         $15.70     $15.33    $12.21    $12.28    $16.38
                                                        ======         ======     ======    ======    ======    ======
Total return                                             15.89%(4)       6.62%     30.78%     4.78%   (21.19)%   22.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $54,702        $41,506    $34,815   $27,350   $36,408   $54,659
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1)                                   1.06%(2)(3)    1.00%(2)   1.00%     1.00%     1.00%     1.00%
  Net investment income                                   4.89%(3)       4.21%      4.63%     5.06%     5.07%     3.59%
Portfolio turnover                                          10%(4)         37%        26%       28%       18%       41%

(1)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.08%,  1.16%,  1.32%,  1.31%,  1.01 % and 1.07% for the periods  ended June 30, 2002,
     December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(2)  The ratio of operating  expenses to average net assets excludes the effect of expense offsets for custodian fees;
     if expense offsets were included, the ratio would not significantly differ.
(3)  Annualized.
(4)  Not annualized.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                SHARES          VALUE
                                                               ---------    ------------
COMMON STOCKS--96.4%
AIR FREIGHT & COURIERS--3.5%
  United Parcel Service, Inc. Class B .....................      389,100    $ 24,026,925
                                                                            ------------
BIOTECHNOLOGY--4.7%
  Amgen, Inc. (b) .........................................      463,600      19,415,568
  Genentech, Inc. (b) .....................................      389,290      13,041,215
                                                                            ------------
                                                                              32,456,783
                                                                            ------------
BROADCASTING & CABLE TV--2.0%
  Univision Communications, Inc. Class A (b) ..............      446,450      14,018,530
                                                                            ------------
COMPUTER HARDWARE--2.0%
  Dell Computer Corp. (b) .................................      527,000      13,775,780
                                                                            ------------
CONSUMER FINANCE--4.6%
  Household International, Inc. ...........................      308,000      15,307,600
  MBNA Corp. ..............................................      504,000      16,667,280
                                                                            ------------
                                                                              31,974,880
                                                                            ------------
DATA PROCESSING SERVICES--6.2%
  Automatic Data Processing, Inc. .........................      617,500      26,892,125
  First Data Corp. ........................................      433,200      16,115,040
                                                                            ------------
                                                                              43,007,165
                                                                            ------------
DIVERSIFIED FINANCIAL SERVICES--15.7%
  American Express Co. ....................................      881,310      32,009,179
  Citigroup, Inc. .........................................      392,832      15,222,240
  Freddie Mac .............................................      289,900      17,741,880
  SLM Corp. ...............................................      214,800      20,814,120
  State Street Corp. ......................................      518,000      23,154,600
                                                                            ------------
                                                                             108,942,019
                                                                            ------------
DRUG RETAIL--2.5%
  Walgreen Co. ............................................      440,700      17,024,241
                                                                            ------------
FOOD DISTRIBUTORS--2.3%
  Sysco Corp. .............................................      578,000      15,733,160
                                                                            ------------
GENERAL MERCHANDISE STORES--8.0%
  Costco Wholesale Corp. (b) ..............................      353,900      13,667,618
  Target Corp. ............................................      525,000      20,002,500
  Wal-Mart Stores, Inc. ...................................      391,250      21,522,662
                                                                            ------------
                                                                              55,192,780
                                                                            ------------
HEALTH CARE EQUIPMENT--6.1%
  Medtronic, Inc. .........................................      982,920      42,118,122
                                                                            ------------
HOME IMPROVEMENT RETAIL--4.1%
  Lowe's Cos., Inc. .......................................      628,900      28,552,060
                                                                            ------------
HOUSEHOLD PRODUCTS--2.7%
  Colgate-Palmolive Co. ...................................      371,900      18,613,595
                                                                            ------------
MOVIES & ENTERTAINMENT--4.4%
  Fox Entertainment Group, Inc. Class A (b) ...............      900,300      19,581,525
  Viacom, Inc. Class B (b) ................................      245,079      10,874,155
                                                                            ------------
                                                                              30,455,680
                                                                            ------------
NETWORKING EQUIPMENT--3.6%
  Cisco Systems, Inc. (b) .................................    1,802,520      25,145,154
                                                                            ------------


                                                                SHARES          VALUE
                                                               ---------    ------------
PHARMACEUTICALS--10.3%
  Johnson & Johnson .......................................      359,520    $ 18,788,515
  Lilly (Eli) & Co. .......................................      127,500       7,191,000
  Pfizer, Inc. ............................................    1,095,807      38,353,245
  Pharmacia Corp. .........................................      188,730       7,067,939
                                                                            ------------
                                                                              71,400,699
                                                                            ------------
SEMICONDUCTORS--6.3%
  Intel Corp. .............................................      950,030      17,357,048
  Texas Instruments, Inc. .................................      859,620      20,372,994
  Xilinx, Inc. (b) ........................................      277,220       6,218,045
                                                                            ------------
                                                                              43,948,087
                                                                            ------------
SOFT DRINKS--2.8%
  PepsiCo, Inc. ...........................................      407,000      19,617,400
                                                                            ------------
SYSTEMS SOFTWARE--4.6%
  Microsoft Corp. (b) .....................................      293,000      16,027,100
  Oracle Corp. (b) ........................................    1,630,270      15,438,657
  VERITAS Software Corp. (b) ..............................        8,570         169,600
                                                                            ------------
                                                                              31,635,357
                                                                            ------------
TOTAL COMMON STOCKS
  (Identified cost $695,728,062) .......................................     667,638,417
                                                                            ------------
TOTAL LONG TERM INVESTMENTS--96.4%
  (Identified cost $695,728,062) .......................................     667,638,417
                                                                            ------------

                                                   STANDARD        PAR
                                                   & POOR'S       VALUE
                                                    RATING        (000)
                                                   --------       ------
SHORT-TERM OBLIGATIONS--2.8%
COMMERCIAL PAPER--1.7%
  ABSC Capital Corp. 1.81%, 7/8/02 ...............   A-1+         $  390         389,824
  ABSC Capital Corp. 1.83%, 7/8/02 ...............   A-1+          2,500       2,498,856
  Executive Jet, Inc. 1.77%, 7/10/02 .............   A-1+          1,115       1,114,397
  ABSC Capital Corp. 1.80%, 7/12/02 ..............   A-1+          1,600       1,598,960
  Donnelley (R.R.) & Sons 1.75%, 7/18/02 .........   A-1           2,965       2,962,261
  Asset Securitization Corp. 1.80%, 7/25/02 ......   A-1+          1,000         998,679
  Verizon Network Funding Corp. 1.80%,
    7/31/02 ......................................   A-1+          1,300       1,297,811
  Bavaria Universal Funding Corp. 1.82%,
    8/12/02 ......................................   A-1           1,035       1,032,786
                                                                            ------------
                                                                              11,893,574
                                                                            ------------
FEDERAL AGENCY SECURITIES--0.3%
  Freddie Mac Discount Note 1.725%,
    7/11/02 ......................................   AAA           1,900       1,898,907
                                                                            ------------
MEDIUM TERM NOTES--0.8%
  Salomon Smith Barney Holdings 6.125%,
    1/15/03 ......................................   AA-           1,492       1,523,540
  Merrill Lynch & Co., Inc. 2.17%, 1/21/03 (c) ...   AA-           3,000       3,001,542
  Bank of America Corp. 10%, 2/1/03 ..............    A            1,015       1,060,757
                                                                            ------------
                                                                               5,585,839
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $19,379,407) ........................................      19,378,320
                                                                            ------------
TOTAL INVESTMENTS--99.2%
  (Identified cost $715,107,469) .......................................     687,016,737(a)
  Other assets and liabilities, net--0.8% ..............................       5,328,937
                                                                            ------------
NET ASSETS--100.0% .....................................................    $692,345,674
                                                                            ============

(a)  Federal  Income  Tax  Information:   Net  unrealized   depreciation  of  investment
     securities is comprised of gross appreciation of $54,582,282 and gross depreciation of  $82,673,014  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $715,107,469.
(b)  Non-income producing.
(c)  Variable or step coupon  security;  interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $715,107,469) ......................     $  687,016,737
Cash ...............................................................................              3,805
Receivables
  Investment securities sold .......................................................         11,223,116
  Dividends and interest ...........................................................            395,288
  Fund shares sold .................................................................            122,816
Prepaid expenses ...................................................................                290
                                                                                         --------------
    Total assets ...................................................................        698,762,052
                                                                                         --------------
LIABILITIES
Payables
  Investment securities purchased ..................................................          4,451,693
  Fund shares repurchased ..........................................................          1,040,515
  Printing fee .....................................................................            402,434
  Investment advisory fee ..........................................................            389,054
  Financial agent fee ..............................................................             33,415
  Trustees' fee ....................................................................              4,224
Accrued expenses ...................................................................             95,043
                                                                                         --------------
    Total liabilities ..............................................................          6,416,378
                                                                                         --------------
NET ASSETS .........................................................................     $  692,345,674
                                                                                         ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $1,028,855,075
  Undistributed net investment income ..............................................             99,640
  Accumulated net realized loss ....................................................       (308,518,309)
  Net unrealized depreciation ......................................................        (28,090,732)
                                                                                         --------------
NET ASSETS .........................................................................     $  692,345,674
                                                                                         ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...         59,795,395
                                                                                         ==============
Net asset value and offering price per share .......................................             $11.58
                                                                                                 ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $   2,932,267
  Interest .........................................................................           306,777
  Foreign taxes withheld ...........................................................              (443)
                                                                                         -------------
    Total investment income ........................................................         3,238,601
                                                                                         -------------
EXPENSES
  Investment advisory fee ..........................................................         2,681,542
  Financial agent fee ..............................................................           204,977
  Printing .........................................................................           112,902
  Custodian ........................................................................            93,148
  Professional .....................................................................            15,636
  Trustees .........................................................................             3,495
  Miscellaneous ....................................................................            27,563
                                                                                         -------------
    Total expenses .................................................................         3,139,263
    Custodian fees paid indirectly .................................................              (302)
                                                                                         -------------
    Net expenses ...................................................................         3,138,961
                                                                                         -------------
NET INVESTMENT INCOME ..............................................................            99,640
                                                                                         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (26,748,983)
  Net change in unrealized appreciation (depreciation) on investments ..............      (150,228,857)
                                                                                         -------------
NET LOSS ON INVESTMENTS ............................................................      (176,977,840)
                                                                                         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(176,878,200)
                                                                                         =============

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02          YEAR ENDED
                                                                                                   (UNAUDITED)         12/31/01
                                                                                                  -------------     --------------
FROM OPERATIONS
  Net investment income (loss) ...............................................................    $      99,640     $      131,872
  Net realized gain (loss) ...................................................................      (26,748,983)      (231,402,697)
  Net change in unrealized appreciation (depreciation) .......................................     (150,228,857)      (332,528,295)
                                                                                                  -------------     --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................     (176,878,200)      (563,799,120)
                                                                                                  -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ......................................................................               --           (716,525)
  Net realized long-term gains ...............................................................               --        (24,334,683)
                                                                                                  -------------     --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS ...................................               --        (25,051,208)
                                                                                                  -------------     --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,194,944 and 7,384,942 shares, respectively) ...............       42,989,035        123,103,730
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (2,949,789 shares) (See Note 8) ..........................................................       39,773,479                 --
  Net asset value of shares issued from reinvestment of distributions (0 and 1,481,978
    shares, respectively) ....................................................................               --         25,051,208
  Cost of shares repurchased (11,411,523 and 18,495,629 shares, respectively) ................     (151,107,477)      (301,771,867)
                                                                                                  -------------     --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................................      (68,344,963)      (153,616,929)
                                                                                                  -------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (245,223,163)      (742,467,257)
NET ASSETS
  Beginning of period ........................................................................      937,568,837      1,680,036,094
                                                                                                  -------------     --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $99,640 AND $0,
    RESPECTIVELY) ............................................................................    $ 692,345,674     $  937,568,837
                                                                                                  =============     ==============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS
                                                           ENDED                            YEAR ENDED DECEMBER 31,
                                                          6/30/02       ---------------------------------------------------------
                                                        (UNAUDITED)      2001(2)       2000         1999        1998        1997
                                                        -----------     --------       ------      ------      ------      ------
Net asset value, beginning of period .................    $14.41         $22.49        $28.57      $23.93      $19.16      $18.89
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................        --(1)          --(1)         --(1)     0.03        0.03        0.13
  Net realized and unrealized gain (loss) ............     (2.83)         (7.72)        (4.91)       6.97        5.65        3.70
                                                          ------         ------        ------      ------      ------      ------
    Total from investment operations .................     (2.83)         (7.72)        (4.91)       7.00        5.68        3.83
                                                          ------         ------        ------      ------      ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............        --          (0.01)           --(1)    (0.06)      (0.03)      (0.13)
  Distributions from net realized gains ..............        --          (0.35)        (1.17)      (2.31)      (0.88)      (3.43)
                                                          ------         ------        ------      ------      ------      ------
    TOTAL DISTRIBUTIONS ..............................        --          (0.36)        (1.17)      (2.37)      (0.91)      (3.56)
                                                          ------         ------        ------      ------      ------      ------
  Capital contribution from Adviser ..................        --             --            --        0.01          --          --
                                                          ------         ------        ------      ------      ------      ------
CHANGE IN NET ASSET VALUE ............................     (2.83)         (8.08)        (6.08)       4.64        4.77        0.27
                                                          ------         ------        ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD .......................    $11.58         $14.41        $22.49      $28.57      $23.93      $19.16
                                                          ======         ======        ======      ======      ======      ======
Total return .........................................    (19.65)%(5)    (34.57)%      (17.77)%     29.67%      30.01%      21.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................  $692,346       $937,569    $1,680,036  $2,269,090  $1,876,296  $1,505,568
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .................................      0.76%(3)(4)    0.72%(3)      0.68%       0.68%       0.69%       0.74%
  Net investment income ..............................      0.02%(4)       0.01%         0.03%       0.11%       0.15%       0.64%
Portfolio turnover ...................................        86%(5)         58%           82%        106%        102%        284%

(1)  Amount is less than $0.01.
(2)  As required,  effective  January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment
     Companies and began amortizing  premium on debt securities.  There was no effect to net investment  income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(3)  The ratio of operating  expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)  Annualized.
(5)  Not annualized.

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                            SHARES          VALUE
                                                           --------      -----------
COMMON STOCKS--92.9%
ADVERTISING--0.3%
  DoubleClick, Inc. (b) ................................      4,300      $    31,906
                                                                         -----------
AEROSPACE & DEFENSE--0.6%
  United Defense Industries, Inc. (b) ..................      3,010           69,230
                                                                         -----------
AIR FREIGHT & COURIERS--1.6%
  Expeditors International of Washington, Inc. .........      5,170          171,437
                                                                         -----------
ALTERNATIVE CARRIERS--0.8%
  Commonwealth Telephone Enterprises, Inc. (b) .........      2,075           83,498
                                                                         -----------
APPAREL RETAIL--2.4%
  AnnTaylor Stores Corp. (b) ...........................      6,450          163,765
  Charlotte Russe Holding, Inc. (b) ....................      4,400           98,252
                                                                         -----------
                                                                             262,017
                                                                         -----------
APPLICATION SOFTWARE--1.0%
  OPNET Technologies, Inc. (b) .........................      5,980           53,581
  Verisity Ltd. (b) ....................................      3,500           60,690
                                                                         -----------
                                                                             114,271
                                                                         -----------
BANKS--0.6%
  Investors Financial Services Corp. ...................      1,950           65,403
                                                                         -----------
BIOTECHNOLOGY--10.4%
  Abgenix, Inc. (b) ....................................      6,300           61,740
  Affymetrix, Inc. (b) .................................      4,230          101,478
  CuraGen Corp. (b) ....................................      3,505           19,313
  CV Therapeutics, Inc. (b) ............................        500            9,310
  Enzon, Inc. (b) ......................................          5              123
  ICOS Corp. (b) .......................................      1,700           28,832
  IDEC Pharmaceuticals Corp. (b) .......................      9,585          339,788
  ImmunoGen, Inc. (b) ..................................      4,800           12,912
  InterMune, Inc. (b) ..................................      1,000           21,100
  Medicines Co. (The) (b) ..............................      9,010          111,093
  MedImmune, Inc. (b) ..................................      2,812           74,237
  Myriad Genetics, Inc. (b) ............................      1,345           27,357
  NPS Pharmaceuticals, Inc. (b) ........................      5,945           91,077
  Sepracor, Inc. (b) ...................................     15,700          149,935
  Tanox, Inc. (b) ......................................      7,600           82,308
                                                                         -----------
                                                                           1,130,603
                                                                         -----------
COMPUTER & ELECTRONICS RETAIL--0.9%
  Good Guys, Inc. (b) ..................................     28,390          100,217
                                                                         -----------
COMPUTER STORAGE & PERIPHERALS--0.0%
  Procom Technology, Inc. (b) ..........................      3,200            1,696
                                                                         -----------
CONSUMER FINANCE--2.9%
  Federal Agricultural Mortgage Corp. Class C (b) ......      8,835          235,894
  Metris Cos., Inc. ....................................      9,360           77,782
                                                                         -----------
                                                                             313,676
                                                                         -----------
DIVERSIFIED COMMERCIAL SERVICES--5.4%
  Corporate Executive Board Co. (The) (b) ..............     12,210          418,192
  Energy Exploration Technologies, Inc. (b) ............      6,225            3,113
  NCO Group, Inc. (b) ..................................      7,500          163,350
                                                                         -----------
                                                                             584,655
                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES--8.1%
  Gabelli Asset Management, Inc. Class A (b) ...........     11,375          415,187
  Stewart (W.P.) & Co. Ltd .............................      8,330          212,582
  Stilwell Financial, Inc. .............................     14,370          261,534
                                                                         -----------
                                                                             889,303
                                                                         -----------

                                                            SHARES          VALUE
                                                           --------      -----------
DRUG RETAIL--1.5%
  Duane Reade, Inc. (b) ................................      4,810      $   163,781
                                                                         -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
  SeaChange International, Inc. (b) ....................      2,700           23,706
                                                                         -----------
EMPLOYMENT SERVICES--0.3%
  Medical Staffing Network Holdings, Inc. (b) ..........      1,350           33,075
                                                                         -----------
ENVIRONMENTAL SERVICES--1.5%
  Tetra Tech, Inc. (b) .................................     11,362          167,021
                                                                         -----------
FOOD RETAIL--2.8%
  Smart & Final, Inc. (b) ..............................      2,260           17,628
  Whole Foods Market, Inc. (b) .........................      6,098          294,046
                                                                         -----------
                                                                             311,674
                                                                         -----------
HEALTH CARE DISTRIBUTORS & SERVICES--4.1%
  Advisory Board Co. (The) (b) .........................      1,970           71,393
  Apria Healthcare Group, Inc. (b) .....................      4,450           99,680
  Omnicare, Inc. .......................................     10,425          273,760
                                                                         -----------
                                                                             444,833
                                                                         -----------
HEALTH CARE EQUIPMENT--2.1%
  Inhale Therapeutic Systems, Inc. (b) .................     16,870          167,519
  SonoSite, Inc. (b) ...................................      4,150           59,885
                                                                         -----------
                                                                             227,404
                                                                         -----------
HEALTH CARE SUPPLIES--0.7%
  Edwards Lifesciences Corp. (b) .......................      3,100           71,920
                                                                         -----------
INTERNET SOFTWARE & SERVICES--4.8%
  BEA Systems, Inc. (b) ................................     16,060          152,731
  Overture Services, Inc. (b) ..........................     12,600          314,748
  VeriSign, Inc. (b) ...................................      7,300           52,487
                                                                         -----------
                                                                             519,966
                                                                         -----------
IT CONSULTING & SERVICES--5.0%
  Edwards (J.D.) & Co. (b) .............................     17,700          215,055
  ManTech International Corp. (b) ......................      8,350          200,316
  SRA International, Inc. Class A (b) ..................      2,475           66,776
  Veridian Corp. (b) ...................................      2,800           63,560
                                                                         -----------
                                                                             545,707
                                                                         -----------
NETWORKING EQUIPMENT--2.2%
  Black Box Corp. (b) ..................................      3,400          138,482
  Finisar Corp. (b) ....................................      5,400           12,798
  McDATA Corp. Class A (b) .............................      7,100           62,551
  McDATA Corp. Class B (b) .............................      2,540           22,606
                                                                         -----------
                                                                             236,437
                                                                         -----------
OIL & GAS DRILLING--1.1%
  Grey Wolf, Inc. (b) ..................................     29,270          119,714
                                                                         -----------
OIL & GAS EXPLORATION & PRODUCTION--5.8%
  ATP Oil & Gas Corp. (b) ..............................     19,050           57,721
  Evergreen Resources, Inc. (b) ........................      4,500          191,250
  Forest Oil Corp. (b) .................................      4,185          118,980
  Houston Exploration Co. (The) (b) ....................      4,590          133,110
  Ultra Petroleum Corp. (b) ............................     18,000          136,620
                                                                         -----------
                                                                             637,681
                                                                         -----------
RESTAURANTS--6.0%
  Buca, Inc. (b) .......................................     11,300          215,265
  California Pizza Kitchen, Inc. (b) ...................      3,000           74,400
  Cheesecake Factory, Inc. (The) (b) ...................     10,187          361,435
                                                                         -----------
                                                                             651,100
                                                                         -----------

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                                            SHARES          VALUE
                                                           --------      -----------
SEMICONDUCTOR EQUIPMENT--5.8%
  Axcelis Technologies, Inc. (b) .......................     13,900      $   157,070
  Cymer, Inc. (b) ......................................      6,380          223,555
  Photronics, Inc. (b) .................................      2,500           47,350
  Rudolph Technologies, Inc. (b) .......................      8,425          210,035
                                                                         -----------
                                                                             638,010
                                                                         -----------
SEMICONDUCTORS--5.4%
  Applied Micro Circuits Corp. (b) .....................     18,980           89,776
  Integrated Circuit Systems, Inc. (b) .................      9,600          193,824
  Intersil Corp. Class A (b) ...........................      3,651           78,058
  Micrel, Inc. (b) .....................................     10,755          154,657
  Silicon Storage Technology, Inc. (b) .................      8,740           68,172
                                                                         -----------
                                                                             584,487
                                                                         -----------
SPECIALTY STORES--4.8%
  Advance Auto Parts, Inc. (b) .........................      1,350           73,589
  Cost Plus, Inc. (b) ..................................     11,700          356,370
  MarineMax, Inc. (b) ..................................      6,900           89,355
                                                                         -----------
                                                                             519,314
                                                                         -----------
SYSTEMS SOFTWARE--0.4%
  NYFIX, Inc. (b) ......................................      5,770           49,045
                                                                         -----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
  Advanced Fibre Communications, Inc. (b) ..............      9,600          158,784
                                                                         -----------
TRADING COMPANIES & DISTRIBUTORS--1.1%
  Fastenal Co. .........................................      3,020          116,300
                                                                         -----------
TRUCKING--0.9%
  Pacer International, Inc. (b) ........................      5,700           98,268
                                                                         -----------
TOTAL COMMON STOCKS
  (Identified cost $12,728,270) ...................................       10,136,139
                                                                         -----------
FOREIGN COMMON STOCKS--1.6%

APPLICATION SOFTWARE--1.0%
  Precise Software Solutions Ltd. (Israel) (b) .........     12,095          115,507
                                                                         -----------
OIL & GAS DRILLING--0.6%
  Precision Drilling Corp. (Canada) (b) ................      1,815           63,053
                                                                         -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $309,275) ......................................          178,560
                                                                         -----------
TOTAL LONG TERM INVESTMENTS--94.5%
  (Identified cost $13,037,545) ...................................       10,314,699
                                                                         -----------

                                                STANDARD       PAR
                                                & POOR'S      VALUE
                                                 RATING       (000)         VALUE
                                                --------      -----      -----------
SHORT-TERM OBLIGATIONS--5.1%
COMMERCIAL PAPER--5.1%
  Special Purpose Accounts Receivable
    Cooperative Corp. 2%, 7/1/02 .............     A-1         $300      $   299,967
  Wisconsin Electric Power Co. 1.87%,
    7/1/02 ...................................     A-1          145          144,985
  Verizon Network Funding Corp. 1.80%,
    7/16/02 ..................................     A-1+         110          109,906
                                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $554,917) ......................................          554,858
                                                                         -----------
TOTAL INVESTMENTS--99.6%
  (Identified Cost $13,592,462) ...................................       10,869,557(a)
  Other assets and liabilities, net--0.4% .........................           41,216
                                                                         -----------
NET ASSETS--100.0% ................................................      $10,910,773
                                                                         ===========

(a)  Federal  Income Tax  Information:  Net  unrealized  depreciation  of investment
     securities  is  comprised  of  gross   appreciation  of  $1,060,525  and  gross
     depreciation  of $3,938,582 for federal income tax purposes.  At June 30, 2002,
     the  aggregate   cost  of  securities  for  federal  income  tax  purposes  was
     $13,747,614.
(b)  Non-income producing.

                          See Notes to Financial Statements

                   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $13,592,462) .......................     $10,869,557
Cash ...............................................................................           1,900
Receivables
  Investment securities sold .......................................................          93,262
  Fund shares sold .................................................................           5,833
  Receivable from adviser ..........................................................             568
                                                                                         -----------
    Total assets ...................................................................      10,971,120
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................          14,479
  Professional fee .................................................................          19,897
  Printing .........................................................................          13,816
  Financial agent fee ..............................................................           4,241
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................           4,197
                                                                                         -----------
    Total liabilities ..............................................................          60,347
                                                                                         -----------
NET ASSETS .........................................................................     $10,910,773
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $18,422,398
  Accumulated net investment loss ..................................................         (61,052)
  Accumulated net realized loss ....................................................      (4,727,668)
  Net unrealized depreciation ......................................................      (2,722,905)
                                                                                         -----------
NET ASSETS .........................................................................     $10,910,773
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       2,330,429
                                                                                         ===========
Net asset value and offering price per share .......................................           $4.68
                                                                                               =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $     8,896
  Interest .........................................................................           7,046
                                                                                         -----------
    Total investment income ........................................................          15,942
                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................          57,012
  Financial agent fee ..............................................................          25,430
  Professional .....................................................................          15,295
  Custodian ........................................................................          10,113
  Trustees .........................................................................           3,455
  Printing .........................................................................           3,187
  Miscellaneous ....................................................................           3,440
                                                                                         -----------
    Total expenses .................................................................         117,932
    Less expenses borne by investment adviser ......................................         (40,925)
    Custodian fees paid indirectly .................................................             (13)
                                                                                         -----------
    Net expenses ...................................................................          76,994
                                                                                         -----------
NET INVESTMENT LOSS ................................................................         (61,052)
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................      (2,157,175)
  Net change in unrealized appreciation (depreciation) on investments ..............      (1,319,320)
                                                                                         -----------
NET LOSS ON INVESTMENTS ............................................................      (3,476,495)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(3,537,547)
                                                                                         ===========

                          See Notes to Financial Statements

                   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02          YEAR ENDED
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                    -------------     --------------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $   (61,052)      $   (57,227)
  Net realized gain (loss) .......................................................................    (2,157,175)       (2,105,477)
  Net change in unrealized appreciation (depreciation) ...........................................    (1,319,320)         (577,313)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (3,537,547)       (2,740,017)
                                                                                                     -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................            --            (5,041)
                                                                                                     -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................            --            (5,041)
                                                                                                     -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (855,843 and 2,084,130 shares, respectively) .....................     4,856,800        13,577,158
  Net asset value of shares issued from reinvestment of distributions (0 and 708 shares,
    respectively). ...............................................................................            --             5,041
  Cost of shares repurchased (692,416 and 774,877 shares, respectively) ..........................    (3,873,013)       (4,642,204)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................       983,787         8,939,995
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    (2,553,760)        6,194,937
NET ASSETS
  Beginning of period ............................................................................    13,464,533         7,269,596
                                                                                                     -----------       -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($61,052) AND $0, RESPECTIVELY) ....   $10,910,773       $13,464,533
                                                                                                     ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED                   FROM INCEPTION
                                                                                       6/30/02     YEAR ENDED     8/15/00 TO
                                                                                     (UNAUDITED)    12/31/01       12/31/00
                                                                                     -----------   ----------   --------------
Net asset value, beginning of period ............................................      $ 6.21        $ 8.48          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................................       (0.03)        (0.04)(6)        0.01
  Net realized and unrealized gain (loss) .......................................       (1.50)        (2.23)          (1.53)
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ............................................       (1.53)        (2.27)          (1.52)
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................................          --            --(4)           --
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS .........................................................          --            --              --
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE .......................................................       (1.53)        (2.27)          (1.52)
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ..................................................      $ 4.68        $ 6.21          $ 8.48
                                                                                       ======        ======          ======
Total return ....................................................................      (24.64)%(2)   (26.72)%        (15.18)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...........................................     $10,911       $13,465          $7,270
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ........................................................        1.22%(1)(5)   1.15%(5)        1.15%(1)
  Net investment income (loss) ..................................................       (0.96)%(1)    (0.55)%          0.21%(1)
Portfolio turnover ..............................................................          38%(2)        31%             21%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets  would have been  1.86%,  2.13% and 3.93% for the  periods  ended June 30,  2002,  December  31, 2001 and 2000, respectively.
(4)  Amount is less than $0.01.
(5)  The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6)  Computed using average shares outstanding.

                        See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                      STANDARD      PAR
                                                      & POOR'S     VALUE
                                                       RATING      (000)          VALUE
                                                      --------     ------      -----------
U.S. GOVERNMENT SECURITIES--23.3%
U.S. TREASURY BONDS--23.3%
  U.S. Treasury Bonds 11.25%, 2/15/15 ............       AAA       $  450      $   699,117
  U.S. Treasury Bonds 9.25%, 2/15/16 .............       AAA          400          549,700
  U.S. Treasury Bonds 7.25%, 5/15/16 .............       AAA          500          589,278
  U.S. Treasury Bonds 8.75%, 5/15/17 .............       AAA          400          533,707
  U.S. Treasury Bonds 9.125%, 5/15/18 ............       AAA          400          552,844
  U.S. Treasury Bonds 8.875%, 2/15/19 ............       AAA          400          544,051
                                                                               -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $3,166,390) ..........................................        3,468,697
                                                                               -----------
AGENCY MORTGAGE-BACKED SECURITIES--17.6%
  GNMA 7%, 7/15/31 ...............................       AAA          769          800,414
  GNMA 6.50%, 7/20/31 ............................       AAA          887          903,067
  GNMA 6.50%, 8/20/31 ............................       AAA          910          926,777
                                                                               -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $2,594,770) ..........................................        2,630,258
                                                                               -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--51.3%
  Fannie Mae 6.625%, 11/15/30 ....................       AAA        1,200        1,266,958
  Federal Farm Credit Bank 5%, 2/3/03 ............       AAA        1,300        1,322,534
  Federal Home Loan Bank 7.125%, 2/15/30 .........       AAA        1,100        1,232,037
  Freddie Mac 6.75%, 9/15/29 .....................       AAA           72           76,650
  Freddie Mac 6.25%, 7/15/32 .....................       AAA        2,713        2,727,637
  Tennesse Valley Authority Series A 5.625%,
    1/18/11 ......................................       AAA        1,000        1,015,548
                                                                               -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $7,405,332) ..........................................        7,641,364
                                                                               -----------
TOTAL LONG TERM INVESTMENTS--92.2%
  (Identified cost $13,166,492) .........................................       13,740,319
                                                                               -----------

                                                                    PAR
                                                                   VALUE
                                                                   (000)          VALUE
                                                                   ------      -----------
SHORT-TERM OBLIGATIONS--6.6%
REPURCHASE AGREEMENTS--6.6%
  Greenwich Capital Markets, Inc. repurchase agreement
    1.93% dated 6/28/02, due 7/1/02, repurchase price
    $983,158, collateralized by U.S. Treasury Notes
    3.375% to 12.50%, 1/15/08 to 4/15/32, market value
    $1,260,089 ..................................................   $ 983      $   983,000
                                                                               -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $983,000) ............................................          983,000
                                                                               -----------
TOTAL INVESTMENTS--98.8%
  (Identified Cost $14,149,492) .........................................       14,723,319(a)
  Other assets and liabilities, net--1.2% ...............................          181,039
                                                                               -----------
NET ASSETS--100.0% ......................................................      $14,904,358
                                                                               ===========

(a)  Federal Income Tax Information:  Net unrealized appreciation of investment securities is comprised of gross  appreciation of $574,226 and gross depreciation of $19,510 for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $14,168,603.

                        See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $14,149,492) .......................     $14,723,319
Cash ...............................................................................             696
Receivables
  Interest .........................................................................         229,544
  Fund shares sold .................................................................             284
  Receivable from adviser ..........................................................             484
                                                                                         -----------
    Total assets ...................................................................      14,954,327
                                                                                         -----------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................             655
  Professional fee .................................................................          18,615
  Printing fee .....................................................................          17,045
  Financial agent fee ..............................................................           4,378
  Trustees' fee ....................................................................           3,436
Accrued expenses ...................................................................           5,840
                                                                                         -----------
    Total liabilities ..............................................................          49,969
                                                                                         -----------
NET ASSETS .........................................................................     $14,904,358
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $14,329,860
  Undistributed net investment income ..............................................           9,217
  Accumulated net realized loss ....................................................          (8,546)
  Net unrealized appreciation ......................................................         573,827
                                                                                         -----------
NET ASSETS .........................................................................     $14,904,358
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       1,369,657
                                                                                         ===========
Net asset value and offering price per share .......................................          $10.88
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................        $429,799
                                                                                            --------
    Total investment income ........................................................         429,799
                                                                                            --------
EXPENSES
  Investment advisory fee ..........................................................          44,095
  Financial agent fee ..............................................................          26,007
  Professional .....................................................................          15,460
  Custodian ........................................................................           6,269
  Printing .........................................................................           5,382
  Trustees .........................................................................           3,174
  Miscellaneous ....................................................................           4,520
                                                                                            --------
    Total expenses .................................................................         104,907
    Less expenses borne by investment adviser ......................................         (36,245)
    Custodian fees paid indirectly .................................................          (4,962)
                                                                                            --------
    Net expenses ...................................................................          63,700
                                                                                            --------
NET INVESTMENT INCOME ..............................................................         366,099
                                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................          (4,508)
  Net change in unrealized appreciation (depreciation) on investments ..............         170,406
                                                                                            --------
NET GAIN ON INVESTMENTS ............................................................         165,898
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................        $531,997
                                                                                            ========

                        See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02          YEAR ENDED
                                                                                                     (UNAUDITED)         12/31/01
                                                                                                    -------------     --------------
FROM OPERATIONS
  Net investment income (loss) ...................................................................   $   366,099       $   738,518
  Net realized gain (loss) .......................................................................        (4,508)          419,454
  Net change in unrealized appreciation (depreciation) ...........................................       170,406          (445,334)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................       531,997           712,638
                                                                                                     -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................................      (380,636)         (722,631)
  Net realized short-term gains ..................................................................            --           (96,049)
  Net realized long-term gains ...................................................................            --          (314,062)
                                                                                                     -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................................      (380,636)       (1,132,742)
                                                                                                     -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (65,852 and 549,808 shares, respectively) ........................       717,510         6,131,265
  Net asset value of shares issued from reinvestment of distributions
    (35,627 and 104,173 shares, respectively) ....................................................       380,636         1,132,742
  Cost of shares repurchased (134,561 and 290,301 shares, respectively) ..........................    (1,458,090)       (3,243,311)
                                                                                                     -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................................      (359,944)        4,020,696
                                                                                                     -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................................      (208,583)        3,600,592
NET ASSETS
  Beginning of period ............................................................................    15,112,941        11,512,349
                                                                                                     -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,217 AND $23,754,
    RESPECTIVELY) ................................................................................   $14,904,358       $15,112,941
                                                                                                     ===========       ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            SIX MONTHS          YEAR ENDED
                                                               ENDED            DECEMBER 31,       FROM INCEPTION
                                                              6/30/02       -------------------     12/15/99 TO
                                                            (UNAUDITED)     2001(6)       2000        12/31/99
                                                            -----------     -------      ------   --------------
Net asset value, beginning of period ....................     $10.77        $11.08       $ 9.83       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........................       0.27          0.56(5)      0.56         0.03
  Net realized and unrealized gain (loss) ...............       0.12         (0.02)        1.24        (0.17)
                                                              ------        ------       ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ....................       0.39          0.54         1.80        (0.14)
                                                              ------        ------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..................      (0.28)        (0.54)       (0.55)       (0.03)
  Distributions from net realized gains .................         --         (0.31)          --(7)        --
                                                              ------        ------       ------       ------
    TOTAL DISTRIBUTIONS .................................      (0.28)        (0.85)       (0.55)       (0.03)
                                                              ------        ------       ------       ------
CHANGE IN NET ASSET VALUE ...............................       0.11         (0.31)        1.25        (0.17)
                                                              ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD ..........................     $10.88        $10.77       $11.08       $ 9.83
                                                              ------        ------       ------       ------
Total return ............................................       3.64%(2)      5.01%       18.75%       (1.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...................    $14,904       $15,113      $11,512       $5,076
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................................       0.93%(1)(4)   0.84%(4)     0.75%        0.75%(1)
  Net investment income .................................       4.98%(1)      4.98%        5.97%        6.61%(1)
Portfolio turnover ......................................          0%(2)        59%           1%           0%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets  would have been  1.36%,  1.46%,  2.52% and 8.21% for the periods  ended June 30,
     2002, December 31, 2001, 2000 and 1999, respectively.
(4)  For the periods  ended June 30, 2002 and December 31, 2001 the ratios of operating  expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratios would have been 0.87% and 0.82%, respectively.
(5)  Computed using average shares outstanding.
(6)  As required,  effective  January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting
     Guide for Investment  Companies and began amortizing  premium on debt securities and including  paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment  income per share by $0.03,  increase net realized and unrealized  gains and losses per share by $0.03 and  decrease the ratio of net  investment  income to average net assets from
     5.24% to 4.98%.  Per share ratios and  supplemental  data for prior  periods have not been  restated to reflect this change.
(7)  Amount is less than $0.01.

                        See Notes to Financial Statements

                                               PHOENIX-GOODWIN MONEY MARKET SERIES

                                                     SCHEDULE OF INVESTMENTS
                                                          JUNE 30, 2002
                                                           (UNAUDITED)

 FACE
 VALUE                                                                                 INTEREST        MATURITY
 (000)      DESCRIPTION                                                                  RATE            DATE           VALUE
------      -----------                                                                --------        --------      ------------
FEDERAL AGENCY SECURITIES--13.3%
$   38      FFCB .................................................................       1.75%           7/2/02      $     37,998
   670      FFCB .................................................................       1.85            7/2/02           669,966
 2,995      FHLB .................................................................       1.73           7/11/02         2,993,565
 6,050      FFCB .................................................................       1.71           7/17/02         6,045,402
 2,500      FHLB .................................................................       6.88(c)        7/18/02         2,503,693
 5,980      FHLB .................................................................       1.70           7/24/02         5,973,505
 3,500      FHLB .................................................................       2.26(c)         8/3/02(d)      3,500,000
 8,620      Fannie Mae ...........................................................       6.75           8/15/02         8,671,520
 2,500      FHLB .................................................................       2.75(c)        9/13/02(d)      2,500,000
                                                                                                                     ------------
TOTAL FEDERAL AGENCY SECURITIES ...............................................................................        32,895,649
                                                                                                                     ------------

                                                                                                         RESET
                                                                                                         DATE
                                                                                                        -------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--3.0%
   111      SBA (Final Maturity 1/25/21) .........................................       2.25            7/1/02           110,998
   738      SBA (Final Maturity 10/25/22) ........................................       2.25            7/1/02           738,386
 1,984      SBA (Final Maturity 11/25/21) ........................................       2.38            7/1/02         1,982,644
 1,255      SBA (Final Maturity 2/25/23) .........................................       2.25            7/1/02         1,255,416
   505      SBA (Final Maturity 2/25/23) .........................................       2.25            7/1/02           504,679
 1,264      SBA (Final Maturity 3/25/24) .........................................       2.13            7/1/02         1,263,594
   168      SBA (Final Maturity 5/25/21) .........................................       2.25            7/1/02           167,864
 1,511      SBA (Final Maturity 9/25/23) .........................................       2.13            7/1/02         1,510,875
                                                                                                                     ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE .....................................................................         7,534,456
                                                                                                                     ------------

                                                                          STANDARD
                                                                          & POOR'S                     MATURITY
                                                                           RATING                        DATE
                                                                          --------                     --------
COMMERCIAL PAPER--55.9%
 2,500      Donnelley (R.R.) & Sons ..................................       A-1         1.78            7/1/02         2,500,000
 5,000      Emerson Electric Co. .....................................       A-1         2.00            7/1/02         5,000,000
 4,285      Wisconsin Electric Power Co. .............................       A-1         2.00            7/1/02         4,285,000
 2,000      Bavaria Universal Funding Corp. ..........................       A-1         1.80            7/2/02         1,999,900
 1,785      Preferred Receivables Funding Corp. ......................       A-1         1.80            7/2/02         1,784,911
 2,910      Receivables Capital Corp. ................................       A-1+        1.80            7/2/02         2,909,854
   250      Delaware Funding Corp. ...................................       A-1+        1.82            7/8/02           249,912
 6,750      Pitney Bowes, Inc. .......................................       A-1+        1.80            7/8/02         6,747,637
 2,000      ABSC Capital Corp. .......................................       A-1+        1.83            7/9/02         1,999,187
 3,500      Enterprise Funding Corp. .................................       A-1+        1.83           7/10/02         3,498,399
 3,500      Executive Jet, Inc. ......................................       A-1+        1.81           7/10/02         3,498,416
 1,757      Enterprise Funding Corp. .................................       A-1+        1.80           7/11/02         1,756,121
 1,003      Enterprise Funding Corp. .................................       A-1+        1.83           7/11/02         1,002,490
 2,500      Harley-Davidson Funding Corp. ............................       A-1         1.76           7/11/02         2,498,778
   340      Harley-Davidson Funding Corp. ............................       A-1         1.78           7/11/02           339,832
 1,700      ABSC Capital Corp. .......................................       A-1+        1.80           7/12/02         1,699,065
 1,012      Pfizer, Inc. .............................................       A-1+        1.80           7/12/02         1,011,443
   735      Bavaria Universal Funding Corp. ..........................       A-1         1.85           7/15/02           734,471
 2,793      Delaware Funding Corp. ...................................       A-1+        1.82           7/15/02         2,791,023
 2,330      Enterprise Funding Corp. .................................       A-1+        1.80           7/15/02         2,328,369
 3,500      Receivables Capital Corp. ................................       A-1+        1.80           7/16/02         3,497,375
 3,000      Delaware Funding Corp. ...................................       A-1+        1.79           7/18/02         2,997,464
 2,500      Donnelley (R.R.) & Sons ..................................       A-1         1.75           7/18/02         2,497,934
 1,131      Receivables Capital Corp. ................................       A-1+        1.81           7/19/02         1,129,976
 3,500      Executive Jet, Inc. ......................................       A-1+        1.80           7/22/02         3,496,325
 3,500      SBC Communications, Inc. .................................       A-1+        1.77           7/22/02         3,496,386
 2,500      Pfizer, Inc. .............................................       A-1+        1.75           7/23/02         2,497,326
 3,500      Pfizer, Inc. .............................................       A-1+        1.78           7/23/02         3,496,193
 1,503      Park Avenue Receivables ..................................       A-1         1.80           7/24/02         1,501,272
 3,500      Asset Securitization Corp. ...............................       A-1+        1.80           7/25/02         3,495,800
 5,000      Asset Securitization Corp. ...............................       A-1+        1.80           7/26/02         4,993,750
 3,850      Park Avenue Receivables ..................................       A-1         1.80           7/26/02         3,845,187
 2,000      Executive Jet, Inc. ......................................       A-1+        1.78           7/29/02         1,997,231
 4,270      Exxon Imperial U.S., Inc. ................................       A-1+        1.76           7/30/02         4,263,946

                        See Notes to Financial Statements

                                               PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE                                                                    STANDARD
 VALUE                                                                    & POOR'S     INTEREST        MATURITY
 (000)      DESCRIPTION                                                    RATING        RATE            DATE           VALUE
------      -----------                                                   --------     --------        --------      ------------
COMMERCIAL PAPER--CONTINUED
$3,850      Preferred Receivables Funding Corp. ......................       A-1         1.80%           8/1/02      $  3,844,033
 3,000      Special Purpose Accounts Receivables Cooperative Corp. ...       A-1         1.80            8/6/02         2,994,600
 4,550      ABN-AMRO Bank ............................................       A-1+        1.78            8/8/02         4,541,451
 3,000      Bavaria Universal Funding Corp. ..........................       A-1         1.82           8/12/02         2,993,630
 2,310      Receivables Capital Corp. ................................       A-1+        1.83           8/13/02         2,304,951
 1,265      Enterprise Funding Corp ..................................       A-1         1.80           8/16/02         1,262,091
 2,500      Beta Finance, Inc. .......................................       A-1+        1.95           8/19/02         2,493,365
 2,879      ABSC Capital Corp. .......................................       A-1+        1.85           8/20/02         2,871,603
 2,017      Receivables Capital Corp. ................................       A-1+        1.80           8/21/02         2,011,857
 3,500      Special Purpose Accounts Receivables Cooperative Corp. ...       A-1         1.83           8/27/02         3,489,859
 4,298      Bavaria Universal Funding Corp. ..........................       A-1         1.82            9/5/02         4,283,659
 3,710      ABSC Capital Corp. .......................................       A-1+        1.85            9/9/02         3,696,654
 2,500      Marsh & McLennan Co., Inc. ...............................       A-1+        1.83           9/10/02         2,490,977
 5,000      Private Export Fund Corp. ................................       A-1+        2.15           9/25/02         4,974,319
 2,500      Cxc LLC ..................................................       A-1+        1.88          12/16/02         2,478,067
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER                                                                                                138,572,089
                                                                                                                     ------------
MEDIUM TERM NOTES(c)--18.6%
 1,500      Associates Corp. .........................................       AA-         6.50           7/15/02         1,501,405
 2,490      Bank of America Corp. ....................................       A           7.75           7/15/02         2,495,571
 1,700      Associates Corp. .........................................       AA-         6.50           8/15/02         1,709,491
   650      Du Pont (E.I.) de Nemours & Co. ..........................       AA-         6.50            9/1/02           654,116
 3,125      General Electric Capital Corp. ...........................       AAA         6.52           10/8/02         3,162,166
   725      Associates Corp. .........................................       AA-         6.38          10/15/02           732,988
   391      Associates Corp. .........................................       AA-         6.50          10/15/02           395,294
 3,875      Bank of America Corp. ....................................       A           7.50          10/15/02         3,933,598
   375      Du Pont (E.I.) de Nemours & Co. ..........................       AA-         6.75          10/15/02           379,980
 2,500      General Electric Capital Corp. ...........................       AAA         5.35          11/18/02         2,527,893
   428      Bank of America Corp. ....................................       A           7.88           12/1/02           437,834
 2,500      3M Co. 144A (b),(f) ......................................       AA          5.65          12/12/02(d)      2,535,586
 2,152      Citifinancial ............................................       AA-         5.88           1/15/03         2,190,958
 2,125      Heller Financial, Inc. ...................................       AAA         6.40           1/15/03         2,164,803
 2,000      Salomon Smith Barney Holdings ............................       AA-         6.13           1/15/03         2,043,663
 1,500      Associates Corp. .........................................       AA-         6.88            2/1/03         1,538,633
 2,625      Bank of America Corp. ....................................       A          10.00            2/1/03         2,737,722
 2,150      General Electric Capital Corp. ...........................       AAA         7.00            2/3/03         2,211,264
 3,255      Pitney Bowes Credit Corp. ................................       AA          8.80           2/15/03         3,379,845
 1,500      Du Pont (E.I.) de Nemours & Co.(b) .......................       AA-         6.00            3/6/03(d)      1,532,544
 2,500      Wal Mart Stores, Inc. ....................................       AA          4.63           4/15/03         2,542,286
 2,921      BellSouth Telecommunications Corp. .......................       AA          6.25           5/15/03         3,010,864
   240      General Electric Capital Corp. ...........................       AAA         5.88           5/19/03           246,406
 2,150      Bank of America Corp. ....................................       A           6.88            6/1/03         2,237,835
                                                                                                                     ------------
TOTAL MEDIUM TERM NOTES .......................................................................................        46,302,745
                                                                                                                     ------------
VARIABLE MONEY MARKET CERTIFICATES(b)--5.6%
 1,820      Citicorp .................................................       AA-         2.01           8/13/02         1,817,961
 3,500      Beta Finance, Inc. .......................................       AAA         1.84           1/15/03         3,499,824
 3,500      Merrill Lynch & Co., Inc. ................................       AA-         2.17           1/21/03         3,502,750
 2,500      Merrill Lynch & Co., Inc. ................................       AA-         1.82            3/5/03         2,500,000
 2,500      Merrill Lynch & Co., Inc. ................................       AA-         1.82            5/2/03         2,500,000
                                                                                                                     ------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES ......................................................................        13,820,535
                                                                                                                     ------------
CERTIFICATES OF DEPOSIT--1.4%
 3,365      Canadian Imperial Bank of Commerce (b),(e) ...............       AA-         1.82(c)         8/1/02         3,365,000
                                                                                                                     ------------
TOTAL CERTIFICATES OF DEPOSIT .................................................................................         3,365,000
                                                                                                                     ------------
TOTAL INVESTMENTS--97.8%
  (Identified cost $242,490,474) ..............................................................................       242,490,474(a)
Other assets and liabilities, net--2.2% .......................................................................         5,427,405
                                                                                                                     ------------
NET ASSETS--100% ..............................................................................................      $247,917,879
                                                                                                                     ============

(a)  Federal Income Tax Information: At June 30, 2002, the aggregate cost of securities was the same for book and tax purposes.
(b)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.
(d)  Callable. The maturity date shown is the call date.
(e)  Yankee CD.
(f)  Security  exempt  from  registration  under  Rule 144A of the  Securities  Act of 1933.  These  securities  may be resold in transactions  exempt from  registration,  normally to qualified  institutional  buyers.  At June 30, 2002,  these securities amounted to a value of $2,535,586 or 1.0% of net assets.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $242,490,474) ......................    $242,490,474
Cash ...............................................................................           2,977
Receivables
  Fund shares sold .................................................................       6,081,234
  Interest .........................................................................       1,455,370
  Investment securities sold .......................................................         125,584
                                                                                        ------------
    Total assets ...................................................................     250,155,639
                                                                                        ------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................       1,964,891
  Printing fee .....................................................................         150,518
  Investment advisory fee ..........................................................          78,744
  Financial agent fee ..............................................................          18,853
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................          21,037
                                                                                        ------------
    Total liabilities ..............................................................       2,237,760
                                                                                        ------------
NET ASSETS .........................................................................    $247,917,879
                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................    $247,917,879
                                                                                        ------------
NET ASSETS .........................................................................    $247,917,879
                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...      24,791,811
                                                                                        ============
Net asset value and offering price per share .......................................          $10.00
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................    $2,555,285
                                                                                        ----------
    Total investment income ........................................................     2,555,285
                                                                                        ----------
EXPENSES
  Investment advisory fee ..........................................................       488,221
  Financial agent fee ..............................................................       113,289
  Printing .........................................................................        31,047
  Custodian ........................................................................        21,166
  Professional .....................................................................        15,317
  Trustees .........................................................................         3,455
  Miscellaneous ....................................................................         7,968
                                                                                        ----------
    Total expenses .................................................................       680,463
    Custodian fees paid indirectly .................................................          (932)
                                                                                        ----------
    Net expenses ...................................................................       679,531
                                                                                        ----------
NET INVESTMENT INCOME ..............................................................    $1,875,754
                                                                                        ==========

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02          YEAR ENDED
                                                                                                   (UNAUDITED)         12/31/01
                                                                                                  -------------     --------------
FROM OPERATIONS
  Net investment income (loss) ................................................................   $   1,875,754     $    7,565,972
  Net realized gain (loss) ....................................................................              --                898
                                                                                                  -------------     --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................       1,875,754          7,566,870
                                                                                                  -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................      (1,875,754)        (7,565,972)
  Net realized short-term gains ...............................................................              --               (898)
                                                                                                  -------------     --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................      (1,875,754)        (7,566,870)
                                                                                                  -------------     --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (36,501,925 and 101,934,992 shares, respectively) .............     365,019,258      1,019,349,924
  Net asset value of shares issued from reinvestment of distributions
    (187,575 and 756,687 shares, respectively) ................................................       1,875,754          7,566,870
  Cost of shares repurchased (37,960,587 and 94,625,616 shares, respectively) .................    (379,605,876)      (946,256,175)
                                                                                                  -------------     --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................     (12,710,864)        80,660,619
                                                                                                  -------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (12,710,864)        80,660,619
NET ASSETS
  Beginning of period .........................................................................     260,628,743        179,968,124
                                                                                                  -------------     --------------
  END OF PERIOD ...............................................................................   $ 247,917,879     $  260,628,743
                                                                                                  =============     ==============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS
                                                           ENDED                       YEAR ENDED DECEMBER 31,
                                                          6/30/02        -------------------------------------------------
                                                        (UNAUDITED)       2001         2000      1999      1998      1997
                                                        -----------      -------      ------    ------    ------    ------
Net asset value, beginning of period .................     $10.00        $10.00       $10.00    $10.00    $10.00    $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................       0.08          0.38         0.59      0.47      0.50      0.50
  Net realized gain ..................................         --            --(3)        --        --        --        --
                                                           ------        ------       ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .................       0.08          0.38         0.59      0.47      0.50      0.50
                                                           ------        ------       ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............      (0.08)        (0.38)       (0.59)    (0.47)    (0.50)    (0.50)
  Distributions from net realized gains ..............         --            --(3)        --        --        --        --
                                                           ------        ------       ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ..............................      (0.08)        (0.38)       (0.59)    (0.47)    (0.50)    (0.50)
                                                           ------        ------       ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .......................     $10.00        $10.00       $10.00    $10.00    $10.00    $10.00
                                                           ======        ======       ======    ======    ======    ======
Total return .........................................       0.76%(5)      3.82%        6.03%     4.82%     5.09%     4.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................   $247,918      $260,629     $179,968  $235,584  $196,811  $126,607
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) .............................       0.56%(2)(4)   0.55%(2)     0.55%     0.55%     0.55%     0.55%
  Net investment income ..............................       1.53%(4)      3.63%        5.83%     4.73%     4.99%     5.07%

(1)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.60%, 0.58% and 0.57% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2)  The ratio of operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Amount is less than $0.01.
(4)  Annualized.
(5)  Not annualized.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
U.S. GOVERNMENT SECURITIES--0.8%
U.S. TREASURY BONDS--0.8%
  U.S. Treasury Bonds 5.375%, 2/15/31 ............       Aaa       $ 1,500    $  1,468,829
                                                                              ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $1,463,126) ...........................................       1,468,829
                                                                              ------------
AGENCY MORTGAGE-BACKED SECURITIES--11.1%
  GNMA 8%, 9/15/06 ...............................       Aaa             3           3,095
  GNMA 8%, 10/15/06 ..............................       Aaa            66          70,397
  GNMA 6.50%, '23-'32 ............................       Aaa        18,868      19,292,779
                                                                              ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $19,009,099) ..........................................      19,366,271
                                                                              ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--1.7%
  Fannie Mae 6.625%, 9/15/09 .....................       Aaa         1,250       1,369,492
  Fannie Mae 5.375%, 11/15/11 ....................       Aaa           500         500,491
  Fannie Mae 6.125%, 3/15/12 .....................       Aaa         1,000       1,058,229
                                                                              ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $2,756,587) ...........................................       2,928,212
                                                                              ------------
MUNICIPAL BONDS--9.5%
CALIFORNIA--1.5%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.50%,
    10/1/19 ......................................       Aaa           750         781,402
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29 ......................................       Aaa         1,750       1,804,058
                                                                              ------------
                                                                                 2,585,460
                                                                              ------------
CONNECTICUT--2.0%
  Mashantucket Western Pequot Tribe
    Revenue Taxable Series A 6.91%,
    9/1/12 .......................................       Aaa         1,100       1,209,439
  Mashantucket Western Pequot Tribe
    Revenue Taxable Series A 144A 6.57%,
    9/1/13 (b) ...................................       Aaa         2,140       2,263,029
                                                                              ------------
                                                                                 3,472,468
                                                                              ------------
FLORIDA--2.2%
  Tampa Solid Waste System Revenue Taxable
    Series A 6.46%, 10/1/09 ......................       Aaa         2,250       2,377,283
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (d) ...........       Aaa         1,310       1,387,853
                                                                              ------------
                                                                                 3,765,136
                                                                              ------------
ILLINOIS--0.9%
  Illinois Educational Facilities Authority -
    Layola University Revenue Taxable
    Series C 7.12%, 7/1/11 .......................       Aaa         1,330       1,470,980
                                                                              ------------
MASSACHUSETTS--0.9%
  Massachusetts Port Authority Revenue
    Taxable Series C 6.35%, 7/1/06 ...............       Aa          1,500       1,581,930
                                                                              ------------
NEW JERSEY--1.1%
  New Jersey Economic Development
    Authority Pension Funding Revenue
    Series A 7.425%, 2/15/29 .....................       Aaa         1,750       1,990,537
                                                                              ------------

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
TEXAS--0.9%
  Texas State University System Revenue
    Taxable 6.16%, 3/15/06 .......................       Aaa       $ 1,495    $  1,575,999
                                                                              ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $15,646,595) ..........................................      16,442,510
                                                                              ------------
ASSET-BACKED SECURITIES--3.8%
  Arcel Finance Ltd. 144A 5.984%, 2/1/09 (b) .....       Aaa           675         688,121
  CPL Transition Funding LLC 02-1, A4
    5.96%, 7/15/13 ...............................       Aaa         1,500       1,545,703
  Green Tree Financial Corp. 97-5, M1
    6.95%, 5/15/29 ...............................       Aa          1,020         960,394
  Litigation Settlement Monetized Fee Trust
    02-5A A 6%, 10/25/32 .........................       Aa            850         833,425
  Pass-Through Amortizing Credit Card Trust
    02-1A A4FX 8.721%, 6/18/12 ...................       Baa         1,000       1,000,000
  Prudential Holdings LLC Series FSA 144A
    7.245%, 12/18/23 (b) .........................       Aaa         1,500       1,522,350
                                                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $6,479,813) ...........................................       6,549,993
                                                                              ------------
CORPORATE BONDS--29.1%
AIRLINES--1.9%
  America West Airlines, Inc. 00-G 8.057%,
    7/2/20 .......................................       Aaa         1,147       1,203,971
  Northwest Airlines Corp. 00-1G 8.072%,
    10/1/19 ......................................       Aaa         1,915       2,020,838
                                                                              ------------
                                                                                 3,224,809
                                                                              ------------
ALUMINUM--0.3%
  Century Aluminum Co. 11.75%, 4/15/08 ...........       Ba            500         540,000
                                                                              ------------
AUTO PARTS & EQUIPMENT--1.1%
  Collins & Aikman Products 11.50%,
    4/15/06 ......................................       B           1,000         952,500
  Collins & Aikman Products 144A 10.75%,
    12/31/11 (b) .................................       B             875         875,000
                                                                              ------------
                                                                                 1,827,500
                                                                              ------------
BROADCASTING & CABLE TV--2.1%
  Charter Communication Holdings 10%,
    5/15/11 ......................................       B             750         510,000
  Comcast Cable Communications, Inc.
    7.125%, 6/15/13 ..............................       Baa         1,000         901,213
  Cox Communications, Inc. 7.75%, 11/1/10 ........       Baa         1,000         951,136
  CSC Holdings, Inc. Series B 7.625%,
    4/1/11 .......................................       Ba          1,250       1,005,725
  Insight Communications Co., Inc. 0%,
    2/15/11 (d) ..................................       Caa           600         261,000
                                                                              ------------
                                                                                 3,629,074
                                                                              ------------
BUILDING PRODUCTS--0.8%
  CRH America, Inc. 6.95%, 3/15/12 ...............       Baa           375         396,037
  Nortek, Inc. Series B 9.875%, 6/15/11 ..........       B           1,000       1,015,000
                                                                              ------------
                                                                                 1,411,037
                                                                              ------------
CASINOS & GAMING--1.3%
  Hollywood Casino Corp. 11.25%, 5/1/07 ..........       B           1,000       1,085,000
  MGM Mirage, Inc. 8.50%, 9/15/10 ................       Ba          1,000       1,042,857
  Mohegan Tribal Gaming Authority 8.125%,
    1/1/06 .......................................       Ba            145         149,350
                                                                              ------------
                                                                                 2,277,207
                                                                              ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
CONSUMER FINANCE--1.9%
  CIT Group, Inc. 7.75%, 4/2/12 ..................       A         $   750    $    738,320
  Ford Motor Credit Co. 7.25%, 10/25/11 ..........       A             875         879,197
  General Motors Acceptance Corp. 6.875%,
    9/15/11 ......................................       A           1,000         992,817
  Household Finance Corp. 6.75%, 5/15/11 .........       A             750         745,500
                                                                              ------------
                                                                                 3,355,834
                                                                              ------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
  BNP U.S. Funding LLC Series A 144A
    7.738%(b),(d) ................................       A           2,500       2,721,865
  Erac USA Finance Co. 144A 7.35%,
    6/15/08 (b) ..................................       Baa         1,000       1,063,300
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 ..................................       Aaa         1,750       1,741,700
  Pemex Master Trust 144A 8.625%, 2/1/22 (b) .....       Baa           500         488,750
  Pemex Project Funding Master Trust
    9.125%, 10/13/10 .............................       Baa         1,000       1,050,000
  Stilwell Financial, Inc. W.I. 7.75%, 6/15/09 ...       A-(c)       1,000         986,280
                                                                              ------------
                                                                                 8,051,895
                                                                              ------------
ENVIRONMENTAL SERVICES--0.4%
  Allied Waste Industries 7.40%, 9/15/35 .........       Ba            750         611,250
                                                                              ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.1%
  IMC Global, Inc. 7.625%, 11/1/05 ...............       Ba            820         774,615
  Terra Industries, Inc.  Series B 10.50%,
    6/15/05 ......................................       Caa         1,290       1,141,650
                                                                              ------------
                                                                                 1,916,265
                                                                              ------------
FOOD DISTRIBUTORS--0.5%
  Fleming Cos., Inc. Series D 10.625%,
    7/31/07 ......................................       B             925         911,125
                                                                              ------------
GAS UTILITIES--1.7%
  Amerigas Partners/Eagle Finance 8.875%,
    5/20/11 ......................................       Ba          1,000       1,045,000
  El Paso Corp. 7%, 5/15/11 ......................       Baa         1,000         957,027
  Transcontinental Gas Pipe Corp. 144A
    8.875%, 7/15/12 (b) ..........................       Baa         1,000         975,750
                                                                              ------------
                                                                                 2,977,777
                                                                              ------------
HEALTH CARE DISTRIBUTORS & SERVICES--1.5%
  AmerisourceBergen Corp. 8.125%, 9/1/08 .........       Ba          1,000       1,037,500
  Fresenius Medical Capital Trust IV 7.875%,
    6/15/11 ......................................       Ba          1,250       1,137,500
  Insight Health Services Corp. Series B
    9.875%, 11/1/11 ..............................       B             500         505,000
                                                                              ------------
                                                                                 2,680,000
                                                                              ------------
HEALTH CARE FACILITIES--0.6%
  HEALTHSOUTH Corp. 8.375%, 10/1/11 ..............       Ba          1,000       1,050,000
                                                                              ------------
HOMEBUILDING--1.2%
  Ryland Group 8%, 8/15/06 .......................       Ba          1,000       1,012,500
  WCI Communications, Inc. 9.125%, 5/1/12 ........       B           1,000         997,500
                                                                              ------------
                                                                                 2,010,000
                                                                              ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
  Park Place Entertainment Corp. 7%,
    7/15/04 ......................................       Ba          1,000       1,011,676
  Starwood Hotels Resorts Worldwide, Inc.
    144A 7.875%, 5/1/12 (b) ......................       Ba          1,500       1,470,000
                                                                              ------------
                                                                                 2,481,676
                                                                              ------------
INDUSTRIAL MACHINERY--0.6%
  Dresser, Inc. 144A 9.375%, 4/15/11 (b) .........       B           1,000       1,017,500
                                                                              ------------

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
LEISURE FACILITIES--0.3%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07 .............................       B         $   575    $    573,563
                                                                              ------------
OIL & GAS DRILLING--0.6%
  Transocean, Inc. 6.75%, 4/15/05 ................       Baa         1,000       1,055,987
                                                                              ------------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ........       B           1,500       1,507,500
  Magnum Hunter Resources, Inc. 144A
    9.60%, 3/15/12 (b) ...........................       B             295         305,325
  Pioneer Natural Resource 7.50%, 4/15/12 ........       Ba            700         714,699
                                                                              ------------
                                                                                 2,527,524
                                                                              ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0 5%
  Valero Energy Corp. 6.875%, 4/15/12 ............       Baa           750         770,686
                                                                              ------------
PACKAGED FOODS AND MEATS--0.5%
  Land O Lakes, Inc. 144A 8.75%, 11/15/11 (b) ....       Ba          1,000         935,000
                                                                              ------------
PUBLISHING & PRINTING--0.6%
  Reed Elsevier Capital 6.75%, 8/1/11 ............       A           1,000       1,050,539
                                                                              ------------
SPECIALTY STORES--0.6%
  Autonation, Inc. 9%, 8/1/08 ....................       Ba          1,000       1,035,000
                                                                              ------------
STEEL--1.5%
  AK Steel Corp. 9.125%, 12/15/06 ................       B           1,000       1,050,000
  Allegheny Technologies, Inc. 8.375%,
    12/15/11 .....................................       Baa         1,500       1,561,170
                                                                              ------------
                                                                                 2,611,170
                                                                              ------------
TOTAL CORPORATE BONDS
  (Identified cost $50,343,933) ..........................................      50,532,418
                                                                              ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--14.2%

  CS First Boston Mortgage Securities Corp.
    97-SPCE, C 7.077%, 2/20/07 ...................       AAA(c)      1,279       1,284,142
  CS First Boston Mortgage Securities Corp.
    97-1R, 1M4 7.398%, 2/28/22 (d) ...............       Baa         1,029       1,022,511
  Commercial Resecuritization Trust 01-ABC2,
    A1 7.17%, 2/21/08 ............................       Aaa         1,750       1,846,250
  First Chicago/Lennar Trust 97-CHL1, D
    8.168%, 5/29/08 (d) ..........................       BB(c)       1,000         942,813
  GMAC Commercial Mortgage Securities, Inc.
    97-C2, A3 6.566%, 11/15/07 ...................       Aaa         1,000       1,043,863
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    9/15/09 ......................................       Aaa         2,100       2,313,311
  Morgan Stanley Capital I 98-W F2, C 6.77%,
    7/15/30 ......................................       AA(c)       1,700       1,820,063
  Mortgage Capital Funding, Inc. 98-MC2, B
    6.549%, 5/18/08 ..............................       Aa          2,500       2,658,399
  Norwest Asset Securities Corp. 99-5, B3
    6.25%, 3/25/14 ...............................       BBB(c)      1,336       1,329,969
  Norwest Asset Securities Corp. 99-10, B3
    6.25%, 4/25/14 ...............................       BBB(c)        768         753,768
  Norwest Asset Securities Corp. 97-7, B1
    7%, 5/25/27 ..................................       Aaa         1,832       1,877,977
  Paine Webber Mortgage Acceptance Corp.
    00-1, M 7.75%, 9/25/30 .......................       AA(c)       1,262       1,259,928
  Residential Funding Mortgage Securities
    I 94-S7, M3 6.50%, 3/25/34 ...................       Baa         3,109       3,157,814
  Securitized Asset Sales, Inc. 95-6, B3 7%,
    12/25/10 .....................................       NR            797         822,732
  Structured Asset Securities Corp. 00-C2, L
    3.589%, 3/20/03 (d) ..........................       BB+(c)      1,102       1,086,870
  Summit Mortgage Trust 00-1, B3 6.131%,
    12/28/12 (d) .................................       A(c)        1,371       1,404,330
                                                                              ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $23,456,754) ..........................................      24,624,740
                                                                              ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
FOREIGN GOVERNMENT SECURITIES--16.7%
BULGARIA--0.8%
  Republic of Bulgaria IAB PDI 2.813%,
    7/28/11 (d) ..................................       B         $ 1,470    $  1,308,300
                                                                              ------------
EL SALVADOR--1.2%
  Republic of El Salvador 144A 8.50%,
    7/25/11 (b) ..................................       Baa         1,000       1,070,000
  Republic of El Salvador 144A 8.25%,
    4/10/32 (b) ..................................       Baa         1,000         960,000
                                                                              ------------
                                                                                 2,030,000
                                                                              ------------
GUATEMALA--0.3%
  Republic of Guatemala RegS 10.25%,
    11/8/11 ......................................       Ba            500         570,000
                                                                              ------------
JAMAICA--1.8%
  Government of Jamaica 144A 11.75%,
    5/15/11 (b) ..................................       Ba          1,000       1,120,000
  Government of Jamaica 10.625%, 6/20/17 .........       Ba            850         909,500
  Government of Jamaica 11.625%, 1/15/22 .........       Ba          1,000       1,165,000
                                                                              ------------
                                                                                 3,194,500
                                                                              ------------
MEXICO--2.6%
  United Mexican States 7.50%, 1/14/12 ...........       Baa         2,500       2,471,250
  United Mexican States 8.125%, 12/30/19 .........       Baa         2,000       1,948,000
                                                                              ------------
                                                                                 4,419,250
                                                                              ------------
PANAMA--0.6%
  Republic of Panama 9.625%, 2/8/11 ..............       Ba          1,000         972,500
                                                                              ------------
PHILIPPINES--1.7%
  Republic of the Philippines 9.875%,
    1/15/19 ......................................       Ba          2,000       1,992,000
  Republic of the Philippines 10.625%,
    3/16/25 ......................................       Ba          1,000       1,036,000
                                                                              ------------
                                                                                 3,028,000
                                                                              ------------
POLAND--1.4%
  Republic of Poland 6.25%, 7/3/12 ...............       Baa         1,500       1,498,125
  Republic of Poland Series PDIB 6%,
    10/27/14 (d) .................................       Baa           980         986,125
                                                                              ------------
                                                                                 2,484,250
                                                                              ------------
RUSSIA--4.0%
  Russian Federation RegS 5%, 3/31/30 (d) ........       Ba         10,000       6,962,500
                                                                              ------------
SOUTH AFRICA--2.0%
  Republic of South Africa Series 153 13%,
    8/31/10 ......................................       A          19,000(f)    1,935,283
  Republic of South Africa 7.375%, 4/25/12 .......       Baa         1,500       1,491,562
                                                                              ------------
                                                                                 3,426,845
                                                                              ------------
UKRAINE--1.0%
  Government of Ukraine RegS 11%,
    3/15/07 ......................................       B           1,780       1,808,925
                                                                              ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $29,940,107) ..........................................      30,205,070
                                                                              ------------
FOREIGN CORPORATE BONDS--8.5%
CANADA--1.8%
  Rogers Cable, Inc. 144A 7.875%, 5/1/12 (b) .....       Baa         1,000       1,010,030
  Telus Corp. 8%, 6/1/11 .........................       Baa         1,000         878,100
  Tembec Industries, Inc. 7.75%, 3/15/12 .........       Ba          1,250       1,231,250
                                                                              ------------
                                                                                 3,119,380
                                                                              ------------

                                                                     PAR
                                                       MOODY'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
CAYMAN ISLANDS--0.4%
  Petrobras International Finance 9.75%,
    7/6/11 .......................................       Baa       $ 1,000    $    780,000
                                                                              ------------
CHILE--2.1%
  Empresa Nacional de Electricidad SA
    Series B 8.50%, 4/1/09 .......................       Baa         2,000       1,906,600
  HQI Transelectric Chile SA 7.875%,
    4/15/11 ......................................       Baa         1,675       1,735,263
                                                                              ------------
                                                                                 3,641,863
                                                                              ------------
IRELAND--0.5%
  Clondalkin Industries plc 10.625%,
    1/15/10 ......................................       B             750(g)      807,384
                                                                              ------------
MALAYSIA--0.3%
  Petronas Capital Ltd. 144A 7%, 5/22/12 (b) .....       Baa           500         505,650
                                                                              ------------
MEXICO--0.8%
  Grupo Televisa SA 144A 8.50%, 3/11/32 (b) ......       Baa           415         361,050
  Grupo Transportacion Ferroviaria Mexicana
    SA de CV 11.75%, 6/15/09 (d) .................       B           1,100       1,036,750
                                                                              ------------
                                                                                 1,397,800
                                                                              ------------
NETHERLANDS--1.1%
  Deutsche Telekom International Finance DT
    8.50%, 6/15/10 (d) ...........................       Baa         1,000         995,661
  Deutsche Telekom International Finance DT
    8.75%, 6/15/30 (d) ...........................       Baa         1,000         929,606
                                                                              ------------
                                                                                 1,925,267
                                                                              ------------
TUNISIA--0.6%
  Banque Centrale de Tunisie 7.375%,
    4/25/12 ......................................       Baa         1,000         965,000
                                                                              ------------
UNITED KINGDOM--0.2%
  Xerox Capital Europe plc 5.875%, 5/15/04 .......       B             500         412,500
                                                                              ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $14,141,881) ..........................................      13,554,844
                                                                              ------------
CREDIT LINKED NOTES--0.6%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
  STEERS Credit Linked Trust 2001,
    Series SLR-2 Repackaged Selectron Corp.
    0%, 5/20/03 (h),(d) ..........................       NR          1,000         970,000
                                                                              ------------
TOTAL CREDIT LINKED NOTES
  (Identified cost $1,000,000) ...........................................         970,000
                                                                              ------------
TARGETED RETURN INDEX SECURITIES--1.6%
  Lehman Brothers Targeted Return Index
    Securities Trust 10-02 144A 6.851%,
    1/15/12 (b),(d) ..............................       A           2,736       2,808,066
                                                                              ------------
TOTAL TARGETED RETURN INDEX SECURITIES
  (Identified cost $2,795,543) ...........................................       2,808,066
                                                                              ------------
LOAN PARTICIPATION NOTES--1.6%
  Kingdom of Morroco Series A 2.75%,
    1/5/09 (d) ...................................       Ba          1,750       1,557,500
  United Pan-Europe Communications 5.84%,
    3/31/09 (d) ..................................       B           1,500       1,215,000
                                                                              ------------
TOTAL LOAN PARTICIPATION NOTES
  (Identified cost $2,779,952) ...........................................       2,772,500
                                                                              ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                   SHARES         VALUE
                                                                  --------    ------------
PREFERRED STOCKS--0.0%
ALTERNATIVE CARRIERS--0.0%
  Global Crossing Holdings Ltd. Pfd. PIK
    10.50% (e),(h) ........................................            741    $          0
                                                                              ------------
TOTAL PREFERRED STOCKS
  (Identified cost $7,405) ...............................................               0
                                                                              ------------
COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (e) ....................         64,050          34,587
                                                                              ------------
TOTAL COMMON STOCKS
  (Identified cost $281,820) .............................................          34,587
                                                                              ------------
WARRANTS--0.0%
AEROSPACE & DEFENSE--0.0%
  Loral Space & Communications, Inc. Warrants (e),(h),(i) .          1,000           1,000
                                                                              ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
  Leap Wireless International, Inc. 144A Warrants (b),(e) .          1,500               0
                                                                              ------------
TOTAL WARRANTS
  (Identified cost $7,500) ...............................................           1,000
                                                                              ------------
TOTAL LONG TERM INVESTMENTS--99.2%
  (Identified cost $170,110,115) .........................................     172,259,040
                                                                              ------------

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
SHORT-TERM OBLIGATIONS--2.1%
COMMERCIAL PAPER--1.9%
  Special Purpose Accounts Receivable
    Cooperative Corp. 2%, 7/1/02 .................       A-1        $3,224    $  3,223,642
                                                                              ------------
FEDERAL AGENCY SECURITIES--0.2%
  Fannie Mae Discount Note 1.75%, 7/3/02 .........       AAA           420         419,918
                                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,643,959) ...........................................       3,643,560
                                                                              ------------
TOTAL INVESTMENTS--101.3%
  (Identified Cost $173,754,074) .........................................     175,902,600(a)
  Other assets and liabilities, net--(1.3)% ..............................      (2,219,397)
                                                                              ------------
NET ASSETS--100.0% .......................................................    $173,683,203
                                                                              ============

(a)  Federal Income Tax Information:  Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,778,765 and gross depreciation of $2,619,521 for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $173,743,356.
(b)  Security  exempt from  registration  under Rule 144A of the  Securities  Act of 1933.
     These securities may be resold in transactions exempt from registration,  normally to qualified  institutional  buyers.  At June 30, 2002, these  securities  amounted to a value of $22,160,786 or 12.8% of net assets.
(c)  As rated by Standard & Poors or Fitch.
(d)  Variable or step coupon security;  interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Par value represents South African Rand.
(g)  Par value represents Euro.
(h)  Illiquid.  At June 30,  2002,  these  securities  amounted to $971,000 or 0.5% of net assets.
(i)  Security  valued at fair value as  determined in good faith by or under the direction of the  Trustees.  At June 30,  2002,  this  security,  which is included in illiquid securities above, amounted to a value of $1,000 or 0% of net assets.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $173,754,074) ......................    $175,902,600
Cash ...............................................................................             999
Receivables
  Interest and dividends ...........................................................       2,568,529
  Fund shares sold .................................................................          52,800
  Investment securities sold .......................................................           2,996
                                                                                        ------------
    Total assets ...................................................................     178,527,924
                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................       4,462,805
  Fund shares repurchased ..........................................................         191,568
  Investment advisory fee ..........................................................          72,300
  Financial agent fee ..............................................................          15,568
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................          98,763
                                                                                        ------------
    Total liabilities ..............................................................       4,844,721
                                                                                        ------------
NET ASSETS .........................................................................    $173,683,203
                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................    $205,698,861
  Undistributed net investment income ..............................................         528,234
  Accumulated net realized loss ....................................................     (34,693,318)
  Net unrealized appreciation ......................................................       2,149,426
                                                                                        ------------
NET ASSETS .........................................................................    $173,683,203
                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...      20,583,002
                                                                                        ============
Net asset value and offering price per share .......................................           $8.44
                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Interest .................................................................................       $ 6,859,729
  Dividends ................................................................................            13,876
                                                                                                   -----------
    Total investment income ................................................................         6,873,605
                                                                                                   -----------
EXPENSES
  Investment advisory fee ..................................................................           430,394
  Financial agent fee ......................................................................            90,909
  Printing .................................................................................            19,824
  Professional .............................................................................            17,116
  Custodian ................................................................................            15,414
  Trustees .................................................................................             3,455
  Miscellaneous ............................................................................            10,176
                                                                                                   -----------
    Total expenses .........................................................................           587,288
    Custodian fees paid indirectly .........................................................            (2,666)
                                                                                                   -----------
    Net expenses ...........................................................................           584,622
                                                                                                   -----------
NET INVESTMENT INCOME ......................................................................         6,288,983
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..........................................................        (5,855,961)
  Net realized gain on foreign currency transactions .......................................             1,717
  Net change in unrealized appreciation (depreciation) on investments ......................         4,311,359
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..................................................................            (4,072)
                                                                                                   -----------
NET LOSS ON INVESTMENTS ....................................................................        (1,546,957)
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................       $ 4,742,026
                                                                                                   ===========

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                  ------------      ------------
FROM OPERATIONS
  Net investment income (loss) ................................................................   $  6,288,983      $ 13,525,541
  Net realized gain (loss) ....................................................................     (5,854,244)       (5,676,289)
  Net change in unrealized appreciation (depreciation) ........................................      4,307,287         1,870,045
                                                                                                  ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................      4,742,026         9,719,297
                                                                                                  ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................     (7,086,740)      (13,336,322)
                                                                                                  ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................     (7,086,740)      (13,336,322)
                                                                                                  ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,108,014 and 4,560,206 shares, respectively) ................     26,818,562        40,237,530
  Net asset value of shares issued from reinvestment of distributions
  (839,749 and 1,546,724 shares, respectively) ................................................      7,086,740        13,336,322
  Cost of shares repurchased (2,915,887 and 4,859,933 shares, respectively) ...................    (25,106,575)      (42,828,727)
                                                                                                  ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      8,798,727        10,745,125
                                                                                                  ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................      6,454,013         7,128,100
NET ASSETS
  Beginning of period .........................................................................    167,229,190       160,101,090
                                                                                                  ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $528,234 AND $1,325,991,
    RESPECTIVELY) .............................................................................   $173,683,203      $167,229,190
                                                                                                  ============      ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        SIX MONTHS
                                                           ENDED                       YEAR ENDED DECEMBER 31,
                                                          6/30/02          ---------------------------------------------------
                                                        (UNAUDITED)        2001(4)         2000      1999      1998      1997
                                                        -----------        -------        ------    ------    ------    ------
Net asset value, beginning of period .................     $ 8.55          $ 8.75         $ 8.92    $ 9.18    $10.38    $10.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................       0.31            0.72(3)        0.75      0.73      0.77      0.75
  Net realized and unrealized gain (loss) ............      (0.07)          (0.21)         (0.19)    (0.24)    (1.17)     0.34
                                                           ------          ------         ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .................       0.24            0.51           0.56      0.49     (0.40)     1.09
                                                           ------          ------         ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............      (0.35)          (0.71)         (0.73)    (0.75)    (0.74)    (0.77)
  Distributions from net realized gains ..............         --              --             --        --     (0.06)    (0.28
                                                           ------          ------         ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ..............................      (0.35)          (0.71)         (0.73)    (0.75)    (0.80)    (1.05)
                                                           ------          ------         ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ............................      (0.11)          (0.20)         (0.17)    (0.26)    (1.20)     0.04
                                                           ------          ------         ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .......................     $ 8.44          $ 8.55         $ 8.75    $ 8.92    $ 9.18    $10.38
                                                           ======          ======         ======    ======    ======    ======
Total return .........................................       2.75%(6)        6.09%          6.47%     5.46%    (4.02)%   10.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................   $173,683        $167,229       $160,101  $172,836  $187,363  $191,627
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) .............................       0.68%(2)(5)     0.65%(2)       0.65%     0.65%     0.64%     0.65%
  Net investment income ..............................       7.31%(5)        8.14%          8.45%     7.79%     7.61%     7.25%
Portfolio turnover ...................................        108%(6)         188%           148%      125%      160%      151%

(1)  If the investment  adviser had not waived fees and  reimbursed  expenses,  the ratio of operating  expenses to average net assets  would have been 0.71%,  0.69%,  0.71% and 0.66% for the periods  ended  December 31,  2001,  2000,  1999 and 1997, respectively.
(2)  The ratio of  operating  expenses to average net assets  excludes the effect of expense  offsets for  custodian  fees;  if expense offsets were included, the ratio would not significantly differ.
(3)  Computed using average shares outstanding.
(4)  As required,  effective  January 1, 2001,  the Fund has adopted the  provisions  of AICPA Audit and  Accounting  Guide for
     Investment  Companies and began amortizing  premium on debt securities and including  paydown gains and losses in interest income.  The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%.  There was no effect to net  investment  income per share and net  realized and unrealized  gain (loss) per share.  Per share ratios and  supplemental  data for prior  periods have not been  restated to reflect this change.
(5)  Annualized.
(6)  Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)


                                                                 SHARES        VALUE
                                                                 -------    -----------
COMMON STOCKS--95.7%
AEROSPACE & DEFENSE--5.6%
  Boeing Co. (The) ........................................       33,000    $ 1,485,000
  General Dynamics Corp. ..................................        7,000        744,450
  Integrated Defense Technologies, Inc. (b) ...............       39,800      1,171,314
  Raytheon Co. ............................................       28,400      1,157,300
  United Technologies Corp. ...............................        4,700        319,130
                                                                            -----------
                                                                              4,877,194
                                                                            -----------
AIR FREIGHT & COURIERS--1.6%
  Airborne, Inc. ..........................................       36,000        691,200
  FedEx Corp. .............................................       13,000        694,200
                                                                            -----------
                                                                              1,385,400
                                                                            -----------
AIRLINES--0.8%
  Continental Airlines, Inc. Class B (b) ..................       20,000        315,600
  Delta Air Lines, Inc. ...................................       20,000        400,000
                                                                            -----------
                                                                                715,600
                                                                            -----------
ALUMINUM--1.1%
  Alcoa, Inc. .............................................       27,900        924,885
                                                                            -----------
APPAREL RETAIL--0.6%
  Talbots, Inc. (The) .....................................       15,000        525,000
                                                                            -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.5%
  Liz Claiborne, Inc. .....................................       29,000        922,200
  Nautica Enterprises, Inc. (b) ...........................       27,000        350,730
  Russell Corp. ...........................................       44,500        856,625
                                                                            -----------
                                                                              2,129,555
                                                                            -----------
BANKS--10.3%
  AmSouth Bancorp .........................................       32,000        716,160
  Bank of New York Co., Inc. (The) ........................       19,800        668,250
  Comerica, Inc. ..........................................       22,900      1,406,060
  Compass Bancshares, Inc. ................................       20,000        672,000
  Cullen/Frost Bankers, Inc. ..............................       34,000      1,222,300
  Popular, Inc. ...........................................       21,800        734,224
  Southwest Bancorp. of Texas, Inc. (b) ...................       28,000      1,014,160
  Sterling Bancshares, Inc. ...............................        8,000        118,160
  U.S. Bancorp ............................................       23,900        558,065
  Union Planters Corp. ....................................       16,350        529,250
  Wells Fargo & Co. .......................................       24,600      1,231,476
                                                                            -----------
                                                                              8,870,105
                                                                            -----------
BIOTECHNOLOGY--0.8%
  SICOR, Inc. (b) .........................................       36,100        669,294
                                                                            -----------
BUILDING PRODUCTS--1.0%
  York International Corp. ................................       24,400        824,476
                                                                            -----------
CASINOS & GAMING--1.2%
  Park Place Entertainment Corp. (b) ......................       75,800        776,950
  WMS Industries, Inc. (b) ................................       20,000        245,000
                                                                            -----------
                                                                              1,021,950
                                                                            -----------
COMMERCIAL PRINTING--1.6%
  Valassis Communications, Inc. (b) .......................       38,700      1,412,550
                                                                            -----------
COMMODITY CHEMICALS--0.5%
  Lyondell Chemical Co. ...................................       31,300        472,630
                                                                            -----------
CONSTRUCTION MATERIALS--0.7%
  Texas Industries, Inc. ..................................       19,600        617,204
                                                                            -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
  Caterpillar, Inc. .......................................       20,000        979,000
                                                                            -----------

                                                                 SHARES        VALUE
                                                                 -------    -----------
CONSUMER FINANCE--1.8%
  American Capital Strategies Ltd. ........................       30,000    $   824,100
  MBNA Corp. ..............................................       22,600        747,382
                                                                            -----------
                                                                              1,571,482
                                                                            -----------
DIVERSIFIED CHEMICALS--2.3%
  Dow Chemical Co. (The) ..................................       25,000        859,500
  Du Pont (E.I.) de Nemours & Co. .........................       13,000        577,200
  Olin Corp. ..............................................       26,000        575,900
                                                                            -----------
                                                                              2,012,600
                                                                            -----------
DIVERSIFIED COMMERCIAL SERVICES--2.1%
  ABM Industries, Inc. ....................................        7,500        130,200
  Arbitron, Inc. (b) ......................................        4,300        134,160
  Cendant Corp. (b) .......................................       95,000      1,508,600
                                                                            -----------
                                                                              1,772,960
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES--6.7%
  Ambac Financial Group, Inc. .............................       29,500      1,982,400
  American Express Co. ....................................       18,000        653,760
  J.P. Morgan Chase & Co. .................................       22,900        776,768
  Merrill Lynch & Co., Inc. ...............................       10,000        405,000
  Prudential Financial, Inc. (b) ..........................       55,100      1,838,136
  SWS Group, Inc. .........................................        8,000        156,960
                                                                            -----------
                                                                              5,813,024
                                                                            -----------
ELECTRIC UTILITIES--0.8%
  Dominion Resources, Inc. ................................        2,000        132,400
  Hawaiian Electric Industries, Inc. ......................       10,000        425,500
  PNM Resources, Inc. .....................................        6,000        145,200
                                                                            -----------
                                                                                703,100
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
  Diebold, Inc. ...........................................        4,700        175,028
                                                                            -----------
EMPLOYMENT SERVICES--1.7%
  Manpower, Inc. ..........................................       27,700      1,017,975
  Watson Wyatt & Co. Holdings (b) .........................       18,200        440,804
                                                                            -----------
                                                                              1,458,779
                                                                            -----------
ENVIRONMENTAL SERVICES--0.5%
  Waste Management, Inc. ..................................       15,000        390,750
                                                                            -----------
GAS UTILITIES--0.6%
  NiSource, Inc. ..........................................       24,000        523,920
                                                                            -----------
GENERAL MERCHANDISE STORES--0.1%
  Target Corp. ............................................        2,500         95,250
                                                                            -----------
HOME FURNISHINGS--0.8%
  Ethan Allen Interiors, Inc. .............................       18,600        648,210
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--0.9%
  Hilton Hotels Corp. .....................................       27,000        375,300
  Marriott International, Inc. Class A ....................       10,000        380,500
                                                                            -----------
                                                                                755,800
                                                                            -----------
HOUSEHOLD APPLIANCES--0.8%
  Toro Co. (The) ..........................................       12,000        682,080
                                                                            -----------
HOUSEHOLD PRODUCTS--2.7%
  Clorox Co. (The) ........................................       15,000        620,250
  Kimberly-Clark Corp. ....................................       27,000      1,674,000
                                                                            -----------
                                                                              2,294,250
                                                                            -----------
INDUSTRIAL CONGLOMERATES--1.3%
  Textron, Inc. ...........................................       24,600      1,153,740
                                                                            -----------

                           See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                                 SHARES        VALUE
                                                                 -------    -----------
INDUSTRIAL MACHINERY--2.0%
  Illinois Tool Works, Inc. ...............................       10,000    $   683,000
  Watts Industries, Inc. Class A ..........................       53,000      1,052,050
                                                                            -----------
                                                                              1,735,050
                                                                            -----------
INSURANCE BROKERS--0.7%
  Aon Corp. ...............................................       20,000        589,600
                                                                            -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
  Verizon Communications, Inc. ............................       24,100        967,615
                                                                            -----------
LEISURE FACILITIES--2.0%
  Six Flags, Inc. (b) .....................................      120,700      1,744,115
                                                                            -----------
LEISURE PRODUCTS--2.0%
  Hasbro, Inc. ............................................       97,000      1,315,320
  Scientific Games Corp. Class A (b) ......................       56,400        447,816
                                                                            -----------
                                                                              1,763,136
                                                                            -----------
LIFE & HEALTH INSURANCE--1.9%
  Torchmark Corp. .........................................       16,200        618,840
  UnumProvident Corp. .....................................       40,100      1,020,545
                                                                            -----------
                                                                              1,639,385
                                                                            -----------
MANAGED HEALTH CARE--3.7%
  Aetna, Inc. .............................................       22,000      1,055,340
  Health Net, Inc. (b) ....................................       45,000      1,204,650
  Humana, Inc. (b) ........................................       58,700        917,481
                                                                            -----------
                                                                              3,177,471
                                                                            -----------
MARINE--1.2%
  Teekay Shipping Corp. ...................................       27,400      1,011,334
                                                                            -----------
MULTI-LINE INSURANCE--1.0%
  Loews Corp. .............................................       16,000        847,840
                                                                            -----------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
  Duke Energy Corp. .......................................        3,700        115,070
                                                                            -----------
OIL & GAS DRILLING--1.1%
  Rowan Cos., Inc. (b) ....................................       42,900        920,205
                                                                            -----------
OIL & GAS EQUIPMENT & SERVICES--2.1%
  Halliburton Co. .........................................       60,300        961,182
  National-Oilwell, Inc. (b) ..............................       42,500        894,625
                                                                            -----------
                                                                              1,855,807
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
  Pioneer Natural Resources Co. ...........................       40,000      1,042,000
  Spinnaker Exploration Co. (b) ...........................       16,400        590,728
                                                                            -----------
                                                                              1,632,728
                                                                            -----------
PACKAGED FOODS AND MEATS--1.2%
  Kraft Foods, Inc. Class A ...............................       25,000      1,023,750
                                                                            -----------
PAPER PRODUCTS--1.1%
  International Paper Co. .................................       22,000        958,760
                                                                            -----------
PHARMACEUTICALS--2.9%
  Bristol-Myers Squibb Co. ................................       48,300      1,241,310
  Mylan Laboratories, Inc. ................................       41,200      1,291,620
                                                                            -----------
                                                                              2,532,930
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--3.0%
  Allstate Corp. (The) ....................................       44,100      1,630,818
  Chubb Corp. (The) .......................................       14,000        991,200
                                                                            -----------
                                                                              2,622,018
                                                                            -----------

                                                                 SHARES        VALUE
                                                                 -------    -----------
RAILROADS--3.2%
  CSX Corp. ...............................................       37,600    $ 1,317,880
  Union Pacific Corp. .....................................       23,200      1,468,096
                                                                            -----------
                                                                              2,785,976
                                                                            -----------
REITS--1.3%
  Apartment Investment & Management Co. Class A ...........        5,000        246,000
  iStar Financial, Inc. ...................................       25,000        712,500
  Prentiss Properties Trust ...............................        6,000        190,500
                                                                            -----------
                                                                              1,149,000
                                                                            -----------
SOFT DRINKS--0.6%
  PepsiCo, Inc. ...........................................       10,000        482,000
                                                                            -----------
SPECIALTY STORES--3.4%
  Barnes & Noble, Inc. (b) ................................       23,400        618,462
  Office Depot, Inc. (b) ..................................       41,900        703,920
  Pep Boys-Manny, Moe & Jack (The) ........................       50,000        842,500
  Pier 1 Imports, Inc. ....................................       37,900        795,900
                                                                            -----------
                                                                              2,960,782
                                                                            -----------
TIRES & RUBBER--0.5%
  Bandag, Inc. ............................................       14,000        396,480
                                                                            -----------
TOBACCO--3.6%
  Philip Morris Cos., Inc. ................................       33,000      1,441,440
  UST, Inc. ...............................................       50,000      1,700,000
                                                                            -----------
                                                                              3,141,440
                                                                            -----------
TRUCKING--1.4%
  Pacer International, Inc. (b) ...........................       68,800      1,186,112
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $82,766,538) ........................................     82,714,420
                                                                            -----------
FOREIGN COMMON STOCKS--2.0%

CASINOS & GAMING--1.2%
  Magna Entertainment Corp. Class A (Canada) (b) ..........      144,200      1,007,958
                                                                            -----------
OIL & GAS DRILLING--0.8%
  Nabors Industries Ltd. (Barbados) (b) ...................       21,200        748,360
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,923,794) .........................................      1,756,318
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--97.7%
  (Identified cost $84,690,332) ........................................     84,470,738
                                                                            -----------

                                                      STANDARD      PAR
                                                      & POOR'S     VALUE
                                                       RATING      (000)
                                                      --------     -----
SHORT-TERM OBLIGATIONS--2.5%
COMMERCIAL PAPER--2.5%
  Emerson Electric Co. 2%, 7/1/02 ................       A-1      $1,125      1,125,000
  Receivables Capital Corp. 1.90%, 7/1/02 ........       A-1+        300        300,000
  Verizon Network Funding Corp. 1.76%,
    7/16/02 ......................................       A-1+        710        709,479
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,134,479) .........................................      2,134,479
                                                                            -----------
TOTAL INVESTMENTS--100.2%
  (Identified Cost $86,824,811) ........................................     86,605,217(a)
  Other assets and liabilities, net--(0.2)% ............................       (130,312)
                                                                            -----------
NET ASSETS--100.0% .....................................................    $86,474,905
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  depreciation  of  investment
     securities is comprised of gross appreciation of $4,400,664 and gross depreciation of $5,017,616  for federal  income tax purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $87,222,169.
(b)  Non-income producing.

                           See Notes to Financial Statements

                         PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $86,824,811) .......................     $86,605,217
Cash ...............................................................................           1,000
Receivables
  Investment securities sold .......................................................       2,263,172
  Dividends and interest ...........................................................         118,437
  Fund shares sold .................................................................          79,040
                                                                                         -----------
    Total assets ...................................................................      89,066,866
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................       2,430,794
  Fund shares repurchased ..........................................................          30,018
  Investment advisory fee ..........................................................          51,324
  Financial agent fee ..............................................................           9,778
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................          66,330
                                                                                         -----------
    Total liabilities ..............................................................       2,591,961
                                                                                         -----------
NET ASSETS .........................................................................     $86,474,905
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $98,232,893
  Undistributed net investment income ..............................................         120,758
  Accumulated net realized loss ....................................................     (11,659,152)
  Net unrealized depreciation ......................................................        (219,594)
                                                                                         -----------
NET ASSETS .........................................................................     $86,474,905
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       7,479,612
                                                                                         ===========
Net asset value and offering price per share .......................................          $11.56
                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $   668,383
  Interest .........................................................................          16,653
  Foreign taxes withheld ...........................................................            (365)
                                                                                         -----------
    Total investment income ........................................................         684,671
                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................         307,455
  Financial agent fee ..............................................................          56,779
  Printing .........................................................................          25,988
  Professional .....................................................................          16,052
  Custodian ........................................................................          11,685
  Trustees .........................................................................           3,455
  Miscellaneous ....................................................................           4,430
                                                                                         -----------
    Total expenses .................................................................         425,844
    Less expense borne by investment adviser .......................................         (22,978)
    Custodian fees paid indirectly .................................................             (88)
                                                                                         -----------
    Net expenses ...................................................................         402,778
                                                                                         -----------
NET INVESTMENT INCOME ..............................................................         281,893
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................      (5,286,419)
  Net change in unrealized appreciation (depreciation) on investments ..............      (1,017,816)
                                                                                         -----------
NET LOSS ON INVESTMENTS ............................................................      (6,304,235)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(6,022,342)
                                                                                         ===========

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED
                                                                                                        6/30/02      YEAR ENDED
                                                                                                      (UNAUDITED)     12/31/01
                                                                                                     ------------   -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................... $    281,893   $   736,897
  Net realized gain (loss) .........................................................................   (5,286,419)   (6,316,439)
  Net change in unrealized appreciation (depreciation) .............................................   (1,017,816)   (6,361,675)
                                                                                                     ------------   -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   (6,022,342)  (11,941,217)
                                                                                                     ------------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................................     (297,990)     (600,943)
  Net realized short-term gains ....................................................................           --      (440,505)
                                                                                                     ------------   -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (297,990)   (1,041,448)
                                                                                                     ------------   -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,818,264 and 5,154,942 shares, respectively) .....................   22,254,349    68,982,484
  Net asset value of shares issued from reinvestment of distributions (26,030 and 80,045 shares,
    respectively) ..................................................................................      297,990     1,041,448
  Cost of shares repurchased (1,145,709 and 1,418,021 shares, respectively) ........................  (13,916,230)  (18,342,907)
                                                                                                     ------------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................    8,636,109    51,681,025
                                                                                                     ------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    2,315,777    38,698,360
NET ASSETS
  Beginning of period ..............................................................................   84,159,128    45,460,768
                                                                                                     ------------   -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $120,758 AND $136,855,
    RESPECTIVELY) .................................................................................. $ 86,474,905   $84,159,128
                                                                                                     ============   ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       SIX MONTHS              YEAR ENDED                 FROM
                                                                          ENDED               DECEMBER 31,              INCEPTION
                                                                         6/30/02       ----------------------------     3/2/98 TO
                                                                       (UNAUDITED)      2001        2000      1999      12/31/98
                                                                       -----------     ------      ------    ------     --------
Net asset value, beginning of period ...............................     $12.41        $15.34      $12.91    $11.03      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................................       0.04          0.11        0.07      0.04        0.05
  Net realized and unrealized gain (loss) ..........................      (0.85)        (2.86)       3.98      2.63        1.03
                                                                         ------        ------      ------    ------      ------
    TOTAL FROM INVESTMENT OPERATIONS ...............................      (0.81)        (2.75)       4.05      2.67        1.08
                                                                         ------        ------      ------    ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............................      (0.04)        (0.09)      (0.08)    (0.04)      (0.05)
  Distributions from net realized gains ............................         --         (0.09)      (1.54)    (0.75)         --
                                                                         ------        ------      ------    ------      ------
    TOTAL DISTRIBUTIONS ............................................      (0.04)        (0.18)      (1.62)    (0.79)      (0.05)
                                                                         ------        ------      ------    ------      ------
CHANGE IN NET ASSET VALUE ..........................................      (0.85)        (2.93)       2.43      1.88        1.03
                                                                         ------        ------      ------    ------      ------
NET ASSET VALUE, END OF PERIOD .....................................     $11.56        $12.41      $15.34    $12.91      $11.03
                                                                         ======        ======      ======    ======      ======
Total return .......................................................      (6.52)%(2)   (17.96)%     32.16%    24.33%      10.79%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..............................    $86,475       $84,159     $45,461   $17,470      $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ...........................................       0.92%(1)(4)   0.85%(4)    0.85%     0.85%       0.85%(1)
  Net investment income ............................................       0.64%(1)      1.11%       0.79%     0.41%       0.85%(1)
Portfolio turnover .................................................         76%(2)       245%        166%      168%         77%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets would have been 0.97%,  1.00%,  1.33%, 2.03% and 2.46% for the periods ended June 30, 2002, December 31, 2001, 2000, 1999 and
     1998, respectively.
(4)  The ratio of operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                       STANDARD     PAR
                                                       & POOR'S    VALUE
                                                         RATING    (000)       VALUE
                                                       --------   ------    ----------
U.S. GOVERNMENT SECURITIES--0.2%
U.S. TREASURY NOTES--0.2%
  U.S. Treasury Notes 6.25%, 7/31/02 (c) ............     AAA       $150    $   150,616
                                                                            -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $150,532) ...........................................        150,616
                                                                            -----------

                                                                 SHARES
                                                                --------
COMMON STOCKS--96.4%
ADVERTISING--0.1%
  Omnicom Group, Inc. .....................................        2,400        109,920
                                                                            -----------
AEROSPACE & DEFENSE--2.1%
  Boeing Co. (The) ........................................        7,000        315,000
  General Dynamics Corp. ..................................        2,200        233,970
  Honeywell International, Inc. ...........................        9,000        317,070
  Lockheed Martin Corp. ...................................        5,300        368,350
  United Technologies Corp. ...............................       11,100        753,690
                                                                            -----------
                                                                              1,988,080
                                                                            -----------
AIR FREIGHT & COURIERS--0.2%
  FedEx Corp. .............................................        2,900        154,860
                                                                            -----------
AIRLINES--0.2%
  AMR Corp. (b) ...........................................          600         10,116
  Delta Air Lines, Inc. ...................................        3,700         74,000
  Southwest Airlines Co. ..................................        4,200         67,872
                                                                            -----------
                                                                                151,988
                                                                            -----------
ALTERNATIVE CARRIERS--0.0%
  American Tower Corp. Class A (b) ........................        5,700         19,665
                                                                            -----------
ALUMINUM--0.6%
  Alcoa, Inc. .............................................       15,800        523,770
                                                                            -----------
APPAREL RETAIL--0.6%
  Abercrombie & Fitch Co.  Class A (b) ....................        6,400        154,368
  Limited Brands ..........................................        4,100         87,330
  TJX Cos., Inc. (The) ....................................       18,800        368,668
                                                                            -----------
                                                                                610,366
                                                                            -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  Jones Apparel Group, Inc. (b) ...........................        5,500        206,250
                                                                            -----------
APPLICATION SOFTWARE--0.1%
  Citrix Systems, Inc. (b) ................................        3,700         22,348
  PeopleSoft, Inc. (b) ....................................        2,300         34,224
  Rational Software Corp. (b) .............................        3,700         30,377
                                                                            -----------
                                                                                 86,949
                                                                            -----------
AUTO PARTS & EQUIPMENT--0.6%
  Delphi Corp. ............................................       13,000        171,600
  Johnson Controls, Inc. ..................................        2,700        220,347
  Lear Corp. (b) ..........................................        2,100         97,125
  Visteon Corp. ...........................................        4,600         65,320
                                                                            -----------
                                                                                554,392
                                                                            -----------
AUTOMOBILE MANUFACTURERS--1.0%
  Ford Motor Co. ..........................................       21,900        350,400
  General Motors Corp. ....................................       11,400        609,330
                                                                            -----------
                                                                                959,730
                                                                            -----------

                                                                 SHARES        VALUE
                                                                --------    -----------
BANKS--6.6%
  AmSouth Bancorp .........................................        6,400    $   143,232
  Bank of America Corp. ...................................        8,800        619,168
  Bank of New York Co., Inc. (The) ........................        5,000        168,750
  Bank One Corp. ..........................................       16,300        627,224
  Banknorth Group, Inc. ...................................        1,400         36,428
  BB&T Corp. ..............................................          700         27,020
  Compass Bancshares, Inc. ................................        1,000         33,600
  FirstMerit Corp. ........................................          300          8,274
  FleetBoston Financial Corp. .............................       20,600        666,410
  Golden State Bancorp, Inc. ..............................        2,300         83,375
  GreenPoint Financial Corp. ..............................        3,700        181,670
  Hibernia Corp. Class A ..................................        2,300         45,517
  IndyMac Bancorp, Inc. (b) ...............................        1,200         27,216
  KeyCorp .................................................          600         16,380
  Marshall & Ilsley Corp. .................................          200          6,186
  National Commerce Financial Corp. .......................          300          7,890
  North Fork Bancorp., Inc. ...............................        1,800         71,658
  Northern Trust Corp. ....................................        4,500        198,270
  PNC Financial Services Group ............................        7,600        397,328
  Regions Financial Corp. .................................        2,300         80,845
  SouthTrust Corp. ........................................        6,200        161,944
  SunTrust Banks, Inc. ....................................        3,800        257,336
  TCF Financial Corp. .....................................        1,300         63,830
  U.S. Bancorp ............................................       38,800        905,980
  Union Planters Corp. ....................................          900         29,133
  Wachovia Corp. ..........................................        8,700        332,166
  Washington Mutual, Inc. .................................       18,600        690,246
  Wells Fargo & Co. .......................................        7,000        350,420
  Wilmington Trust Corp. ..................................          400         12,200
                                                                            -----------
                                                                              6,249,696
                                                                            -----------
BIOTECHNOLOGY--1.1%
  Amgen, Inc. (b) .........................................       13,500        565,380
  Genzyme Corp. (b) .......................................          500          9,620
  Human Genome Sciences, Inc. (b) .........................        6,700         89,780
  Immunex Corp. (b) .......................................        3,500         78,190
  MedImmune, Inc. (b) .....................................        9,900        261,360
  Vertex Pharmaceuticals, Inc. (b) ........................        2,400         39,072
                                                                            -----------
                                                                              1,043,402
                                                                            -----------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc. ...............................        2,800        140,000
                                                                            -----------
BROADCASTING & CABLE TV--0.9%
  Charter Communications, Inc. Class A (b) ................       10,600         43,248
  Clear Channel Communications, Inc. (b) ..................        3,200        102,464
  Comcast Corp. Class A (b) ...............................       18,500        441,040
  Cox Communications, Inc. Class A (b) ....................        4,200        115,710
  Liberty Media Corp. Class A (b) .........................       12,600        126,000
                                                                            -----------
                                                                                828,462
                                                                            -----------
BUILDING PRODUCTS--0.1%
  Masco Corp. .............................................        4,100        111,151
                                                                            -----------
CASINOS & GAMING--0.2%
  Harrah's Entertainment, Inc. (b) ........................        2,400        106,440
  Park Place Entertainment Corp. (b) ......................        3,600         36,900
                                                                            -----------
                                                                                143,340
                                                                            -----------
COMMODITY CHEMICALS--0.0%
  Lyondell Chemical Co. ...................................        2,000         30,200
                                                                            -----------
COMPUTER & ELECTRONICS RETAIL--0.1%
  Best Buy Co., Inc. (b) ..................................        2,700         98,010
                                                                            -----------

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                 SHARES        VALUE
                                                                --------    -----------
COMPUTER HARDWARE--3.1%
  Dell Computer Corp. (b) .................................       30,400    $   794,656
  Hewlett-Packard Co. .....................................       44,900        686,072
  International Business Machines Corp. (c) ...............       14,800      1,065,600
  NCR Corp. (b) ...........................................        7,600        262,960
  Sun Microsystems, Inc. (b) ..............................       32,300        161,823
                                                                            -----------
                                                                              2,971,111
                                                                            -----------
COMPUTER STORAGE & PERIPHERALS--0.2%
  EMC Corp. (b) ...........................................       17,700        133,635
  Lexmark International, Inc. (b) .........................          500         27,200
  Network Appliance, Inc. (b) .............................        1,500         18,660
                                                                            -----------
                                                                                179,495
                                                                            -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
  Caterpillar, Inc. .......................................        4,000        195,800
  Deere & Co. .............................................        1,500         71,850
                                                                            -----------
                                                                                267,650
                                                                            -----------
CONSUMER FINANCE--1.9%
  AmeriCredit Corp. (b) ...................................        4,200        117,810
  Capital One Financial Corp. .............................        7,500        457,875
  Countrywide Credit Industries, Inc. .....................       10,800        521,100
  Household International, Inc. ...........................        9,400        467,180
  MBNA Corp. ..............................................        6,400        211,648
                                                                            -----------
                                                                              1,775,613
                                                                            -----------
DATA PROCESSING SERVICES--0.4%
  Automatic Data Processing, Inc. .........................        8,200        357,110
                                                                            -----------
DEPARTMENT STORES--1.1%
  Federated Department Stores, Inc. (b) ...................        7,800        309,660
  Kohl's Corp. (b) ........................................        6,700        469,536
  May Department Stores Co. (The) .........................        2,300         75,739
  Sears, Roebuck and Co. ..................................        3,100        168,330
                                                                            -----------
                                                                              1,023,265
                                                                            -----------
DIVERSIFIED CHEMICALS--0.5%
  Dow Chemical Co. (The) ..................................        5,300        182,214
  Du Pont (E.I.) de Nemours & Co. .........................        4,000        177,600
  Eastman Chemical Co. ....................................        2,800        131,320
                                                                            -----------
                                                                                491,134
                                                                            -----------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  Cendant Corp. (b) .......................................       16,600        263,608
  eBay, Inc. (b) ..........................................        2,100        129,402
                                                                            -----------
                                                                                393,010
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES--6.8%
  Ambac Financial Group, Inc. .............................        4,100        275,520
  American Express Co. ....................................        8,000        290,560
  Citigroup, Inc. (c) .....................................       64,800      2,511,000
  E*TRADE Group, Inc. (b) .................................       13,500         73,710
  Edwards (A.G.), Inc. ....................................          700         27,209
  Fannie Mae ..............................................       15,000      1,106,250
  Freddie Mac .............................................        5,700        348,840
  Goldman Sachs Group, Inc. (The) .........................        4,500        330,075
  Legg Mason, Inc. ........................................        1,400         69,076
  Merrill Lynch & Co., Inc. ...............................        3,000        121,500
  Morgan Stanley ..........................................       13,200        568,656
  Prudential Financial, Inc. (b) ..........................        6,700        223,512
  Schwab (Charles) Corp. (The) ............................       26,900        301,280
  State Street Corp. ......................................          800         35,760
  T.Rowe Price Group, Inc. ................................        3,700        121,656
                                                                            -----------
                                                                              6,404,604
                                                                            -----------
DRUG RETAIL--0.5%
  CVS Corp. ...............................................        5,700        174,420
  Walgreen Co. ............................................        8,200        316,766
                                                                            -----------
                                                                                491,186
                                                                            -----------

                                                                 SHARES        VALUE
                                                                --------    -----------
ELECTRIC UTILITIES--2.9%
  Ameren Corp. ............................................        1,900    $    81,719
  American Electric Power Co., Inc. .......................        2,600        104,052
  Cinergy Corp. ...........................................        4,100        147,559
  Constellation Energy Group, Inc. ........................        4,700        137,898
  Dominion Resources, Inc. ................................        6,900        456,780
  DTE Energy Co. ..........................................        4,900        218,736
  Edison International (b) ................................        1,100         18,700
  Entergy Corp. ...........................................        8,400        356,496
  FirstEnergy Corp. .......................................        3,300        110,154
  FPL Group, Inc. .........................................          900         53,991
  PG&E Corp. (b) ..........................................       15,700        280,873
  Pinnacle West Capital Corp. .............................        2,500         98,750
  Potomac Electric Power Co. ..............................        1,800         38,664
  Progress Energy, Inc. ...................................        6,300        327,663
  Reliant Energy, Inc. ....................................        1,400         23,660
  TXU Corp. ...............................................        1,100         56,705
  Wisconsin Energy Corp. ..................................        3,200         80,864
  Xcel Energy, Inc. .......................................        5,700         95,589
                                                                            -----------
                                                                              2,688,853
                                                                            -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  Cooper Industries Ltd. Class A ..........................        1,700         66,810
  Emerson Electric Co. ....................................        4,800        256,848
  Rockwell Automation, Inc. ...............................        4,200         83,916
                                                                            -----------
                                                                                407,574
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
  Agilent Technologies, Inc. (b) ..........................        1,900         44,935
  Gemstar-TV Guide International, Inc. (b) ................        9,000         48,510
                                                                            -----------
                                                                                 93,445
                                                                            -----------
ENVIRONMENTAL SERVICES--0.4%
  Waste Management, Inc. ..................................       13,700        356,885
                                                                            -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
  Monsanto Co. ............................................        1,100         19,580
                                                                            -----------
FOOD DISTRIBUTORS--0.3%
  Sysco Corp. .............................................        9,600        261,312
                                                                            -----------
FOOD RETAIL--0.3%
  Albertson's, Inc. .......................................        5,900        179,714
  Kroger Co. (The) (b) ....................................        3,400         67,660
                                                                            -----------
                                                                                247,374
                                                                            -----------
FOOTWEAR--0.3%
  NIKE, Inc. Class B ......................................        4,600        246,790
                                                                            -----------
FOREST PRODUCTS--0.0%
  Weyerhaeuser Co. ........................................          700         44,695
                                                                            -----------
GAS UTILITIES--0.2%
  El Paso Corp. ...........................................        9,400        193,734
                                                                            -----------
GENERAL MERCHANDISE STORES--3.0%
  Costco Wholesale Corp. (b) ..............................        1,300         50,206
  Target Corp. ............................................       13,800        525,780
  Wal-Mart Stores, Inc. (c) ...............................       40,900      2,249,909
                                                                            -----------
                                                                              2,825,895
                                                                            -----------
HEALTH CARE DISTRIBUTORS & SERVICES--0.4%
  Cardinal Health, Inc. ...................................        4,600        282,486
  McKesson Corp. ..........................................        1,400         45,780
  Omnicare, Inc. ..........................................        1,300         34,138
                                                                            -----------
                                                                                362,404
                                                                            -----------
HEALTH CARE EQUIPMENT--1.8%
  Bard (C.R.), Inc. .......................................          800         45,264
  Baxter International, Inc. ..............................        8,400        373,380
  Becton, Dickinson and Co. ...............................        7,100        244,595
  Biomet, Inc. ............................................        1,700         46,104

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                 SHARES        VALUE
                                                                --------    -----------
HEALTH CARE EQUIPMENT--CONTINUED
  Guidant Corp. (b) .......................................       10,900    $   329,507
  Medtronic, Inc. .........................................        7,900        338,515
  St. Jude Medical, Inc. (b) ..............................        1,600        118,160
  Stryker Corp. ...........................................        2,200        117,722
  Zimmer Holdings, Inc. (b) ...............................        1,200         42,792
                                                                            -----------
                                                                              1,656,039
                                                                            -----------
HEALTH CARE FACILITIES--0.8%
  HCA, Inc. ...............................................        8,200        389,500
  Tenet Healthcare Corp. (b) ..............................        4,600        329,130
                                                                            -----------
                                                                                718,630
                                                                            -----------
HOME IMPROVEMENT RETAIL--1.6%
  Home Depot, Inc. (The) ..................................       31,800      1,168,014
  Lowe's Cos., Inc. .......................................        8,500        385,900
                                                                            -----------
                                                                              1,553,914
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp. ..........................................       11,000        304,590
  Marriott International, Inc. Class A ....................        4,600        175,030
  Starwood Hotels & Resorts Worldwide, Inc. ...............        1,000         32,890
                                                                            -----------
                                                                                512,510
                                                                            -----------
HOUSEHOLD APPLIANCES--0.1%
  Black & Decker Corp. (The) ..............................        2,800        134,960
                                                                            -----------
HOUSEHOLD PRODUCTS--2.2%
  Colgate-Palmolive Co. ...................................        6,900        345,345
  Procter & Gamble Co. (The) ..............................       19,000      1,696,700
                                                                            -----------
                                                                              2,042,045
                                                                            -----------
INDUSTRIAL CONGLOMERATES--3.9%
  General Electric Co. (c) ................................      110,400      3,207,120
  Tyco International Ltd. .................................       33,400        451,234
                                                                            -----------
                                                                              3,658,354
                                                                            -----------
INDUSTRIAL GASES--0.7%
  Air Products and Chemicals, Inc. ........................        6,300        317,961
  Praxair, Inc. ...........................................        5,400        307,638
                                                                            -----------
                                                                                625,599
                                                                            -----------
INDUSTRIAL MACHINERY--0.8%
  Danaher Corp. ...........................................        2,000        132,700
  Dover Corp. .............................................          500         17,500
  Eaton Corp. .............................................        2,000        145,500
  Illinois Tool Works, Inc. ...............................        1,200         81,960
  Ingersoll-Rand Co. Class A ..............................        5,800        264,828
  ITT Industries, Inc. ....................................        2,100        148,260
                                                                            -----------
                                                                                790,748
                                                                            -----------
INTEGRATED OIL & GAS--5.2%
  ChevronTexaco Corp. .....................................       16,800      1,486,800
  Conoco, Inc. ............................................       12,400        344,720
  Exxon Mobil Corp. .......................................       76,100      3,114,012
  Phillips Petroleum Co. ..................................          100          5,888
                                                                            -----------
                                                                              4,951,420
                                                                            -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.6%
  ALLTEL Corp. ............................................        1,400         65,800
  AT&T Corp. ..............................................       34,100        364,870
  BellSouth Corp. .........................................       21,500        677,250
  SBC Communications, Inc. ................................       30,100        918,050
  Sprint Corp. (FON Group) ................................       12,100        128,381
  Verizon Communications, Inc. ............................       30,000      1,204,500
                                                                            -----------
                                                                              3,358,851
                                                                            -----------

                                                                 SHARES        VALUE
                                                                --------    -----------
INTERNET SOFTWARE & SERVICES--0.1%
  BEA Systems, Inc. (b) ...................................        9,900    $    94,149
  KPMG Consulting, Inc. (b) ...............................        1,700         25,262
                                                                            -----------
                                                                                119,411
                                                                            -----------
IT CONSULTING & SERVICES--0.3%
  Computer Sciences Corp. (b) .............................        2,600        124,280
  Electronic Data Systems Corp. ...........................        4,700        174,605
                                                                            -----------
                                                                                298,885
                                                                            -----------
LEISURE PRODUCTS--0.4%
  Hasbro, Inc. ............................................        4,900         66,444
  Mattel, Inc. ............................................       12,700        267,716
                                                                            -----------
                                                                                334,160
                                                                            -----------
LIFE & HEALTH INSURANCE--0.9%
  John Hancock Financial Services, Inc. ...................        1,900         66,880
  Lincoln National Corp. ..................................        5,000        210,000
  MetLife, Inc. ...........................................        7,600        218,880
  Protective Life Corp. ...................................          900         29,790
  Torchmark Corp. .........................................        3,500        133,700
  UnumProvident Corp. .....................................        5,800        147,610
                                                                            -----------
                                                                                806,860
                                                                            -----------
MANAGED HEALTH CARE--0.8%
  Aetna, Inc. .............................................          400         19,188
  CIGNA Corp. .............................................        4,900        477,358
  WellPoint Health Networks, Inc. (b) .....................        3,900        303,459
                                                                            -----------
                                                                                800,005
                                                                            -----------
MOTORCYCLE MANUFACTURERS--0.2%
  Harley-Davidson, Inc. ...................................        2,900        148,683
                                                                            -----------
MOVIES & ENTERTAINMENT--1.7%
  AOL Time Warner, Inc. (b) ...............................       44,500        654,595
  Fox Entertainment Group, Inc. Class A (b) ...............        2,400         52,200
  Viacom, Inc. Class B (b) ................................       18,400        816,408
  Walt Disney Co. (The) ...................................        4,600         86,940
                                                                            -----------
                                                                              1,610,143
                                                                            -----------
MULTI-LINE INSURANCE--1.7%
  American International Group, Inc. ......................       21,800      1,487,414
  Hartford Financial Services Group, Inc. (The) ...........        2,300        136,781
                                                                            -----------
                                                                              1,624,195
                                                                            -----------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
  Dynegy, Inc. Class A ....................................       11,300         81,360
  Williams Cos., Inc. (The) ...............................        2,700         16,173
                                                                            -----------
                                                                                 97,533
                                                                            -----------
NETWORKING EQUIPMENT--1.5%
  Brocade Communications Systems, Inc. (b) ................        5,200         90,896
  Cisco Systems, Inc. (b)(c) ..............................       96,000      1,339,200
                                                                            -----------
                                                                              1,430,096
                                                                            -----------
OIL & GAS DRILLING--0.3%
  Diamond Offshore Drilling, Inc. .........................        4,300        122,550
  Transocean, Inc. ........................................        3,700        115,255
                                                                            -----------
                                                                                237,805
                                                                            -----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
  Baker Hughes, Inc. ......................................        9,500        316,255
  Cooper Cameron Corp. (b) ................................        3,800        183,996
                                                                            -----------
                                                                                500,251
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Anadarko Petroleum Corp. ................................        7,000        345,100
  Devon Energy Corp. ......................................        6,300        310,464
                                                                            -----------
                                                                                655,564
                                                                            -----------

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                 SHARES        VALUE
                                                                --------    -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.0%
  Valero Energy Corp. .....................................          500    $    18,710
                                                                            -----------
PACKAGED FOODS AND MEATS--0.7%
  Campbell Soup Co. .......................................          500         13,830
  Heinz (H.J.) Co. ........................................          400         16,440
  Hershey Foods Corp. .....................................        1,100         68,750
  Kellogg Co. .............................................        7,900        283,294
  Kraft Foods, Inc. Class A ...............................        7,900        323,505
                                                                            -----------
                                                                                705,819
                                                                            -----------
PAPER PACKAGING--0.1%
  Temple-Inland, Inc. .....................................        1,700         98,362
                                                                            -----------
PAPER PRODUCTS--0.2%
  Georgia-Pacific Corp. ...................................        6,700        164,686
                                                                            -----------
PERSONAL PRODUCTS--0.7%
  Gillette Co. (The) ......................................       20,800        704,496
                                                                            -----------
PHARMACEUTICALS--9.0%
  Abbott Laboratories .....................................       17,600        662,640
  Allergan, Inc. ..........................................          400         26,700
  Bristol-Myers Squibb Co. ................................        6,800        174,760
  Forest Laboratories, Inc. (b) ...........................        5,600        396,480
  Johnson & Johnson .......................................       30,100      1,573,026
  Lilly (Eli) & Co. .......................................       15,000        846,000
  Merck & Co., Inc. .......................................       16,900        855,816
  Pfizer, Inc. ............................................       61,800      2,163,000
  Pharmacia Corp. .........................................       12,600        471,870
  Schering-Plough Corp. ...................................        5,300        130,380
  Watson Pharmaceuticals, Inc. (b) ........................          300          7,581
  Wyeth ...................................................       22,800      1,167,360
                                                                            -----------
                                                                              8,475,613
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--1.1%
  Allstate Corp. (The) ....................................       16,700        617,566
  Chubb Corp. (The) .......................................        2,800        198,240
  MBIA, Inc. ..............................................        4,100        231,773
  Travelers Property Casualty Corp. Class A (b) ...........          400          7,080
                                                                            -----------
                                                                              1,054,659
                                                                            -----------
PUBLISHING & PRINTING--0.9%
  Gannett Co., Inc. .......................................        6,300        478,170
  Knight-Ridder, Inc. .....................................          500         31,475
  Tribune Co. .............................................        7,000        304,500
                                                                            -----------
                                                                                814,145
                                                                            -----------
RAILROADS--0.5%
  Burlington Northern Santa Fe Corp. ......................        5,900        177,000
  CSX Corp. ...............................................        3,200        112,160
  GATX Corp. ..............................................          500         15,050
  Norfolk Southern Corp. ..................................        1,500         35,070
  Union Pacific Corp. .....................................        2,700        170,856
                                                                            -----------
                                                                                510,136
                                                                            -----------
RESTAURANTS--0.6%
  McDonald's Corp. ........................................       11,600        330,020
  Yum! Brands, Inc. (b) ...................................        8,200        239,850
                                                                            -----------
                                                                                569,870
                                                                            -----------
SEMICONDUCTOR EQUIPMENT--0.4%
  Applied Materials, Inc. (b) .............................       19,600        372,792
  Teradyne, Inc. (b) ......................................        1,300         30,550
                                                                            -----------
                                                                                403,342
                                                                            -----------
SEMICONDUCTORS--2.8%
  Agere Systems, Inc. Class A (b) .........................          200            280
  Agere Systems, Inc. Class B (b) .........................        4,312          6,468
  Altera Corp. (b) ........................................        7,500        102,000
  Analog Devices, Inc. (b) ................................        2,700         80,190


                                                                 SHARES        VALUE
                                                                --------    -----------
SEMICONDUCTORS--CONTINUED
  Applied Micro Circuits Corp. (b) ........................          800    $     3,784
  Broadcom Corp. Class A (b) ..............................        3,400         59,636
  Intel Corp. (c) .........................................       71,800      1,311,786
  Linear Technology Corp. .................................        5,700        179,151
  LSI Logic Corp. (b) .....................................        9,100         79,625
  Maxim Integrated Products, Inc. (b) .....................        3,800        145,654
  National Semiconductor Corp. (b) ........................          100          2,917
  PMC-Sierra, Inc. (b) ....................................        6,000         55,620
  Texas Instruments, Inc. .................................       19,700        466,890
  Xilinx, Inc. (b) ........................................        6,700        150,281
                                                                            -----------
                                                                              2,644,282
                                                                            -----------
SOFT DRINKS--2.9%
  Coca-Cola Co. (The) .....................................       33,900      1,898,400
  PepsiCo, Inc. ...........................................       16,800        809,760
                                                                            -----------
                                                                              2,708,160
                                                                            -----------
SPECIALTY CHEMICALS--0.4%
  PPG Industries, Inc. ....................................        5,100        315,690
  Rohm & Haas Co. .........................................        2,300         93,127
                                                                            -----------
                                                                                408,817
                                                                            -----------
SPECIALTY STORES--0.3%
  Bed Bath & Beyond, Inc. (b) .............................        7,000        264,180
  Pier 1 Imports, Inc. ....................................        2,700         56,700
                                                                            -----------
                                                                                320,880
                                                                            -----------
STEEL--0.1%
  Allegheny Technologies, Inc. ............................        1,400         22,120
  United States Steel Corp. ...............................        4,300         85,527
                                                                            -----------
                                                                                107,647
                                                                            -----------
SYSTEMS SOFTWARE--4.3%
  Microsoft Corp. (b) .....................................       63,900      3,495,330
  Oracle Corp. (b) ........................................       55,400        524,638
  VERITAS Software Corp. (b) ..............................        4,000         79,160
                                                                            -----------
                                                                              4,099,128
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--0.7%
  Corning, Inc. (b) .......................................        3,500         12,425
  Motorola, Inc. ..........................................       34,000        490,280
  QUALCOMM, Inc. (b) ......................................        5,000        137,450
                                                                            -----------
                                                                                640,155
                                                                            -----------
TOBACCO--1.2%
  Philip Morris Cos., Inc. ................................       26,300      1,148,784
                                                                            -----------
TRADING COMPANIES & DISTRIBUTORS--0.2%
  Grainger (W.W.), Inc. ...................................        2,800        140,280
                                                                            -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
  AT&T Wireless Services, Inc. (b) ........................       48,100        281,385
  Sprint Corp. (PCS Group) (b) ............................       39,200        175,224
                                                                            -----------
                                                                                456,609
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $105,974,096) .......................................     90,974,191
                                                                            -----------
FOREIGN COMMON STOCKS--1.9%

ALUMINUM--0.3%
  Alcan, Inc. (Canada) ....................................        8,300        311,416
                                                                            -----------
DIVERSIFIED METALS & MINING--0.1%
  Inco Ltd. (Canada) (b) ..................................        4,600        104,144
                                                                            -----------
INTEGRATED OIL & GAS--0.7%
  Royal Dutch Petroleum Co. NY Registered Shares
    (Netherlands) .........................................       11,600        641,132
                                                                            -----------

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                 SHARES        VALUE
                                                                --------    -----------
PACKAGED FOODS AND MEATS--0.6%
  Unilever NV NY Registered Shares (Netherlands) ..........        8,800    $   570,240
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capital Ltd. Class A (Bermuda) .......................        1,500        127,050
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--0.1%
  Nortel Networks Corp. (Canada) (b) ......................       49,000         71,050
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,758,710) .........................................      1,825,032
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified cost $107,883,338) .......................................     92,949,839
                                                                            -----------

                                                       STANDARD    PAR
                                                       & POOR'S   VALUE
                                                        RATING    (000)
                                                       --------  -------
SHORT-TERM OBLIGATIONS--0.5%
COMMERCIAL PAPER--0.5%
  Receivables Capital Corp. 1.90%, 7/1/02 ...........    A-1+      $ 290        289,970
  Ciesco LP 1.90%, 7/2/02 ...........................    A-1+        220        219,965
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $509,989) ...........................................        509,935
                                                                            -----------
TOTAL INVESTMENTS--99.0%
  (Identified Cost $108,393,327) .......................................     93,459,774(a)
  Other assets and liabilities, net--1.0% ..............................        939,965
                                                                            -----------
NET ASSETS--100.0% .....................................................    $94,399,739
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  depreciation  of  investment
     securities is comprised of gross appreciation of $6,965,297 and gross depreciation of $23,300,324  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $109,794,801.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral for futures.

                           See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $108,393,327) ......................     $ 93,459,774
Receivables
  Fund shares sold .................................................................          996,440
  Investment securities sold .......................................................          315,459
  Dividends and interest ...........................................................          116,053
                                                                                         ------------
    Total assets ...................................................................       94,887,726
                                                                                         ------------
LIABILITIES
Cash overdraft .....................................................................              363
Payables
  Investment securities purchased ..................................................          305,744
  Fund shares repurchased ..........................................................           64,221
  Variation margin for futures contracts ...........................................            1,409
  Printing fee .....................................................................           48,647
  Investment advisory fee ..........................................................           29,238
  Financial agent fee ..............................................................           10,488
  Trustees' fee ....................................................................            3,717
Accrued expenses ...................................................................           24,160
                                                                                         ------------
    Total liabilities ..............................................................          487,987
                                                                                         ------------
NET ASSETS .........................................................................     $ 94,399,739
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $125,028,859
  Undistributed net investment income ..............................................           88,154
  Accumulated net realized loss ....................................................      (15,749,246)
  Net unrealized depreciation ......................................................      (14,968,028)
                                                                                         ------------
NET ASSETS .........................................................................     $ 94,399,739
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       10,268,121
                                                                                         ============
Net asset value and offering price per share .......................................            $9.19
                                                                                                =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    702,829
  Interest .........................................................................            9,446
  Foreign taxes withheld ...........................................................           (3,946)
                                                                                         ------------
    Total investment income ........................................................          708,329
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................          231,912
  Financial agent fee ..............................................................           63,074
  Custodian ........................................................................           25,739
  Professional .....................................................................           15,438
  Printing .........................................................................           13,927
  Trustees .........................................................................            3,455
  Miscellaneous ....................................................................            5,067
                                                                                         ------------
    Total expenses .................................................................          358,612
    Less expenses borne by investment adviser ......................................          (41,038)
    Custodian fees paid indirectly .................................................              (29)
                                                                                         ------------
    Net expenses ...................................................................          317,545
                                                                                         ------------
NET INVESTMENT INCOME ..............................................................          390,784
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (6,073,739)
  Net realized loss on futures contracts ...........................................          (84,148)
  Net change in unrealized appreciation (depreciation) on investments ..............      (10,196,480)
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (16,354,367)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(15,963,583)
                                                                                         ============

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                  ------------      ------------
FROM OPERATIONS
  Net investment income (loss) ................................................................   $    390,784      $    849,371
  Net realized gain (loss) ....................................................................     (6,157,887)       (8,870,974)
  Net change in unrealized appreciation (depreciation) ........................................    (10,196,480)       (6,133,720)
                                                                                                  ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................    (15,963,583)      (14,155,323)
                                                                                                  ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................       (406,291)         (761,382)
  Net realized long-term gains ................................................................             --          (676,397)
                                                                                                  ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................       (406,291)       (1,437,779)
                                                                                                  ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,886,931 and 3,167,536 shares, respectively) ................     19,379,102        35,461,521
  Net asset value of shares issued from reinvestment of distributions (40,955 and 129,170
    shares, respectively) .....................................................................        406,291         1,437,779
  Cost of shares repurchased (1,415,227 and 2,833,213 shares, respectively) ...................    (14,509,220)      (31,437,657)
                                                                                                  ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      5,276,173         5,461,643
                                                                                                  ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (11,093,701)      (10,131,459)
NET ASSETS
  Beginning of period .........................................................................    105,493,440       115,624,899
                                                                                                  ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $88,154 AND $103,661,
    RESPECTIVELY) .............................................................................   $ 94,399,739      $105,493,440
                                                                                                  ============      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS                                                        FROM
                                                        ENDED                      YEAR ENDED DECEMBER 31,           INCEPTION
                                                       6/30/02         -----------------------------------------     7/15/97 TO
                                                     (UNAUDITED)       2001(5)     2000        1999        1998       12/31/97
                                                     -----------       -------    ------      ------      ------     ----------
Net asset value, beginning of period ...............   $10.81          $12.44     $14.64      $13.08      $10.49       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .....................     0.04            0.09       0.11        0.12        0.12         0.05
  Net realized and unrealized gain (loss) ..........    (1.62)          (1.57)     (1.75)       2.33        3.19         0.54
                                                       ------          ------     ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ...............    (1.58)          (1.48)     (1.64)       2.45        3.31         0.59
                                                       ------          ------     ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income .............    (0.04)          (0.08)     (0.11)      (0.12)      (0.12)       (0.05)
  Distributions from net realized gains ............       --           (0.07)     (0.45)      (0.77)      (0.60)       (0.05)
                                                       ------          ------     ------      ------      ------       ------
    TOTAL DISTRIBUTIONS ............................    (0.04)          (0.15)     (0.56)      (0.89)      (0.72)       (0.10)
                                                       ------          ------     ------      ------      ------       ------
CHANGE IN NET ASSET VALUE ..........................    (1.62)          (1.63)     (2.20)       1.56        2.59         0.49
                                                       ------          ------     ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD .....................   $ 9.19          $10.81     $12.44      $14.64      $13.08       $10.49
                                                       ======          ======     ======      ======      ======       ======
Total return .......................................   (14.64)%(3)    (11.90)%    (11.47)%     18.86%      31.68%        5.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..............  $94,400       $105,493    $115,625    $131,860     $69,522      $30,851
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (2) ...........................     0.62%(1)(4)    0.55%(4)    0.55%       0.55%       0.55%        0.55%(1)
  Net investment income ............................     0.76%(1)       0.80%       0.80%       0.95%       1.08%        1.46%(1)
Portfolio turnover .................................       20%(3)         40%         63%         45%         45%           9%(3)

(1)  Annualized.
(2)  If the investment  adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 0.70%,  0.70%,  0.69%,  0.75%, 0.82% and 1.05% for the periods ended June 30, 2002,  December 31,
     2001, 2000, 1999, 1998 and 1997, respectively.
(3)  Not annualized.
(4)  The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for  custodian  fees; if expense offsets were included, the ratio would not significantly differ.
(5)  As  required,  effective  January 1, 2001,  the Fund  adopted the  provisions  of AICPA Audit and  Accounting  Guide for
     Investment  Companies and began amortizing premium on debt securities.  There was no effect to net investment income per share and net  realized  and  unrealized  gain  (loss) per share and the ratio of net  investment  income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)        VALUE
                                                      --------     -------    -----------
U.S. GOVERNMENT SECURITIES--24.2%
U.S. TREASURY BONDS--14.9%
  U.S. Treasury Bonds 7.25%, 5/15/16 .............       AAA       $   925    $ 1,090,164
  U.S. Treasury Bonds 7.25%, 8/15/22 .............       AAA           580        690,874
  U.S. Treasury Bonds 6.25%, 8/15/23 .............       AAA         1,525      1,633,926
  U.S. Treasury Bonds 6.25%, 5/15/30 .............       AAA           560        606,616
  U.S. Treasury Bonds 5.375%, 2/15/31 ............       AAA           658        644,326
                                                                              -----------
                                                                                4,665,906
                                                                              -----------
U.S. TREASURY NOTES--9.3%
  U.S. Treasury Notes 7.50%, 2/15/05 .............       AAA           100        110,703
  U.S. Treasury Notes 3.50%, 11/15/06 ............       AAA           724        711,104
  U.S. Treasury Notes 4.375%, 5/15/07 ............       AAA           564        571,755
  U.S. Treasury Notes 6%, 8/15/09 ................       AAA           139        150,994
  U.S. Treasury Notes 3.375%, 1/15/12 ............       AAA           120        122,982
  U.S. Treasury Notes 4.875%, 2/15/12 ............       AAA         1,255      1,259,706
                                                                              -----------
                                                                                2,927,244
                                                                              -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $7,514,057) ...........................................      7,593,150
                                                                              -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--12.9%

  Fannie Mae 3.875%, 3/15/05 .....................       AAA         1,915      1,932,467
  Fannie Mae 6%, 12/15/05 ........................       AAA           280        298,989
  Fannie Mae 6.25%, 2/1/11 .......................       AAA           700        735,812
  Fannie Mae 6.625%, 11/15/30 ....................       AAA         1,015      1,071,635
                                                                              -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $3,968,689) ...........................................      4,038,903
                                                                              -----------
CORPORATE BONDS--55.6%

AEROSPACE & DEFENSE--1.5%
  Raytheon Co. 6.50%, 7/15/05 ....................       BBB           200        209,763
  Raytheon Co. 6.15%, 11/1/08 ....................       BBB-          250        256,605
                                                                              -----------
                                                                                  466,368
                                                                              -----------
AUTOMOBILE MANUFACTURERS--1.3%
  Ford Motor Credit Corp. 5.75%, 2/23/04 .........       BBB+          250        253,584
  General Motors Corp. 7.20%, 1/15/11 ............       BBB+          150        152,764
                                                                              -----------
                                                                                  406,348
                                                                              -----------
BANKS--0.7%
  Sovereign Bankcorp, Inc. 8.625%, 3/15/04 .......       BB+           200        208,842
                                                                              -----------
BREWERS--1.3%
  Coors Brewing Co. 144A 6.375%,
    5/15/12 (b) ..................................       BBB+          410        421,890
                                                                              -----------
BROADCASTING & CABLE TV--3.2%
  Charter Communications Holdings LLC
    10.25%, 1/15/10 ..............................       B+             50         34,250
  Clear Channel Communications, Inc. 6%,
    11/1/06 ......................................       BBB-           21         19,897
  Echostar DBS Corp. 144A 9.125%,
    1/15/09 (b) ..................................       B+            155        142,600
  Fox Liberty Networks LLC 8.875%,
    8/15/07 ......................................       BBB-          400        412,000
  Mediacom Broadband LLC 11%, 7/15/13 ............       B+            200        188,000
  Time Warner, Inc. 7.25%, 10/15/17 ..............       BBB+          220        198,642
                                                                              -----------
                                                                                  995,389
                                                                              -----------
CASINOS & GAMING--0.5%
  Hard Rock Hotel, Inc. Series B 9.25%,
    4/1/05 .......................................       B-            150        147,750
                                                                              -----------

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)        VALUE
                                                      --------     -------    -----------
COMPUTER HARDWARE--0.8%
  Apple Computer, Inc. 6.50%, 2/15/04 ............       BB        $   248    $   249,240
                                                                              -----------
CONSUMER FINANCE--1.2%
  GMAC Series MTN 5.36%, 7/27/04 .................       BBB+          250        254,583
  Hertz Corp. 7.625%, 6/1/12 .....................       BBB           140        138,029
                                                                              -----------
                                                                                  392,612
                                                                              -----------
DIVERSIFIED COMMERCIAL SERVICES--1.9%
  Aramark Services, Inc. 7%, 5/1/07 ..............       BBB-          210        214,345
  Cendant Corp. 6.875%, 8/15/06 ..................       BBB           200        201,150
  Cintas Corp. 144A 6%, 6/1/12 (b) ...............       A              75         76,057
  Science Applications International Corp. 144A
    6.25%, 7/1/12 (b) ............................       A-             50         49,162
  Science Applications International Corp. 144A
    7.125%, 7/1/32 (b) ...........................       A-             70         67,936
                                                                              -----------
                                                                                  608,650
                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES--4.8%
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 ..................................       AAA           195        194,075
  Golden State Bancorp, Inc. 7%, 8/1/03 ..........       BB+           400        415,077
  Golden State Bancorp, Inc. 7.125%,
    8/1/05 .......................................       BB+           400        427,489
  Health Care Property Investors, Inc. 6.45%,
    6/25/12 ......................................       BBB+          110        109,600
  Pemex Master Trust 144A 8.625%,
    2/1/22 (b) ...................................       BBB-          100         97,750
  PHH Corp. 8.125%, 2/3/03 .......................       A-            250        253,444
                                                                              -----------
                                                                                1,497,435
                                                                              -----------
ELECTRIC UTILITIES--1.9%
  AmerenEnergy Generating 7.95%, 6/1/32 ..........       BBB+           90         93,912
  Appalachian Power Co. 4.80%, 6/15/05 ...........       BBB+           80         79,630
  Cinergy Corp. 6.25%, 9/1/04 ....................       BBB+          180        182,846
  PSEG Power LLC 6.875%, 4/15/06 .................       BBB           175        181,228
  PSEG Power LLC 144A 6.95%, 6/1/12 (b) ..........       BBB            50         50,262
                                                                              -----------
                                                                                  587,878
                                                                              -----------
ENVIRONMENTAL SERVICES--3.6%
  Republic Service, Inc. 6.75%, 8/15/11 ..........       BBB           200        206,012
  Waste Management, Inc. 7%, 10/1/04 .............       BBB           500        518,604
  Waste Management, Inc. 7.375%, 8/1/10 ..........       BBB           380        395,172
                                                                              -----------
                                                                                1,119,788
                                                                              -----------
FOOD RETAIL--3.9%
  Delhaize America, Inc. 7.375%, 4/15/06 .........       BBB-           95         98,777
  Kroger Co. 7.375%, 3/1/05 ......................       BBB-          155        166,269
  Kroger Co. 7.45%, 3/1/08 .......................       BBB-          425        467,279
  Kroger Co. 7.50%, 4/1/31 .......................       BBB-           55         57,257
  Safeway, Inc. 6.15%, 3/1/06 ....................       BBB           205        215,531
  Safeway, Inc. 6.50%, 3/1/11 ....................       BBB           150        154,550
  Winn-Dixie Stores, Inc. 8.875%, 4/1/08 .........       BB+            70         70,350
                                                                              -----------
                                                                                1,230,013
                                                                              -----------
FOREST PRODUCTS--0.7%
  Weyerhauser Co. 144A 5.50%, 3/15/05 (b) ........       BBB           205        210,616
                                                                              -----------
GAS UTILITIES--0.6%
  Southwest Gas Corp. 7.625%, 5/15/12 ............       BBB-           85         86,440
  Teppco Partners LP 7.625%, 2/15/12 .............       BBB           100        102,693
                                                                              -----------
                                                                                  189,133
                                                                              -----------

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)        VALUE
                                                      --------     -------    -----------
GENERAL MERCHANDISE STORES--0.9%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09 ..........       AA        $   250    $   274,620
                                                                              -----------
HEALTH CARE DISTRIBUTORS & SERVICES--1.5%
  Quest Diagnostic, Inc. 6.75%, 7/12/06 ..........       BBB-          250        261,875
  Quest Diagnostic, Inc. 7.50%, 7/12/11 ..........       BBB-          195        211,896
                                                                              -----------
                                                                                  473,771
                                                                              -----------
HEALTH CARE FACILITIES--6.6%
  Clarent Hospital Corp. 11.50%, 8/15/05 .........       NR            300        319,500
  HCA, Inc. 6.91%, 6/15/05 .......................       BBB-          355        370,641
  HCA, Inc. 6.95%, 5/1/12 ........................       BBB-          135        137,576
  HEALTHSOUTH Corp. 7.375%, 10/1/06 ..............       BBB-          300        301,500
  HEALTHSOUTH Corp. 8.50%, 2/1/08 ................       BBB-          225        237,375
  Tenet Healthcare Corp. 5.375%, 11/15/06 ........       BBB           400        404,231
  Tenet Healthcare Corp. 6.375%, 12/1/11 .........       BBB           250        253,066
  Vicar Operating, Inc. 8.75%, 12/1/09 ...........       B-             60         63,300
                                                                              -----------
                                                                                2,087,189
                                                                              -----------
HOMEBUILDING--0.3%
  K. Hovanian Enterprises, Inc. 144A 8.875%,
    4/1/12 (b) ...................................       B              65         64,269
  KB Home 8.625%, 12/15/08 .......................       BB-            45         45,675
                                                                              -----------
                                                                                  109,944
                                                                              -----------
HOTELS, RESORTS & CRUISE LINES--0.3%
  Starwood Hotels & Resorts Worldwide, Inc. ......
    144A 7.375%, 5/1/07 (b) ......................       BBB-          100         98,375
                                                                              -----------
HOUSEHOLD PRODUCTS--2.5%
  Dial Corp. (The) 7%, 8/15/06 ...................       BBB-          280        293,061
  Dial Corp. (The) 6.50%, 9/15/08 ................       BBB-          300        305,135
  Procter and Gamble Co. 4.75%, 6/15/07 ..........       AA            195        196,791
                                                                              -----------
                                                                                  794,987
                                                                              -----------
INDUSTRIAL CONGLOMERATES--0.9%
  General Electric Capital Corp. Series MTNA
    4.25%, 1/28/05 ...............................       AAA           285        288,102
                                                                              -----------
INDUSTRIAL MACHINERY--0.3%
  Kennametal, Inc. 7.20%, 6/15/12 ................       BBB            85         84,938
                                                                              -----------
INSURANCE BROKERS--0.2%
  Marsh & McLennan Cos., Inc. 144A 6.25%,
    3/15/12 (b) ..................................       AA-            70         72,620
                                                                              -----------
INTEGRATED OIL & GAS--2.0%
  Conoco Funding Co. 5.45%, 10/15/06 .............       BBB+          340        340,000
  Conoco Funding Co. 6.35%, 10/15/11 .............       BBB+          155        160,699
  Occidental Petroleum Corp. 5.875%, 1/15/07 .....       BBB           130        134,676
                                                                              -----------
                                                                                  635,375
                                                                              -----------
LEISURE FACILITIES--0.8%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07 .............................       B-            250        249,375
                                                                              -----------
MANAGED HEALTH CARE--2.0%
  United Health Group, Inc. 7.50%, 11/15/05 ......       A              70         76,990
  United Health Group, Inc. 5.20%, 1/17/07 .......       A              70         71,128
  Wellpoint Health Network 6.375%, 6/15/06 .......       A-            455        479,047
                                                                              -----------
                                                                                  627,165
                                                                              -----------
METAL & GLASS CONTAINERS--0.6%
  Owens-Brockway Glass Container, Inc. 144A
    8.875%, 2/15/09 (b) ..........................       BB            175        175,875
                                                                              -----------

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)        VALUE
                                                      --------     -------    -----------
MOVIES & ENTERTAINMENT--2.1%
  AMC Entertainment, Inc. 144A 9.875%,
    2/1/12 (b) ...................................       CCC       $    45    $    45,281
  AOL Time Warner, Inc. 5.625%, 5/1/05 ...........       BBB+          290        284,551
  Viacom, Inc. 6.40%, 1/30/06 ....................       A-            300        316,684
                                                                              -----------
                                                                                  646,516
                                                                              -----------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
  Louis Dreyfus Natural Gas Corp. 6.875%,
    12/1/07 ......................................       BBB+          200        211,339
  Magnum Hunter Resources, Inc. 144A 9.60%,
    3/15/12 (b) ..................................       B              60         62,100
                                                                              -----------
                                                                                  273,439
                                                                              -----------
PACKAGED FOODS AND MEATS--2.8%
  Conagra Foods, Inc. 6.75%, 9/15/11 .............       BBB+          175        184,662
  General Mills, Inc. 6%, 2/15/12 ................       BBB+           85         84,200
  Hormel Foods Corp. 6.625%, 6/1/11 ..............       A             150        156,178
  Kellogg Co. Series B 6%, 4/1/06 ................       BBB           225        235,145
  Kellogg Co. Series B 6.60%, 4/1/11 .............       BBB           200        209,712
                                                                              -----------
                                                                                  869,897
                                                                              -----------
PUBLISHING & PRINTING--0.9%
  Gannett Co., Inc. 4.95%, 4/1/05 ................       A             265        270,352
                                                                              -----------
RESTAURANTS--0.7%
  McDonalds Corp. Series MTNG 5.375%,
    4/30/07 ......................................       A+            150        155,335
  Wendy's International, Inc. 6.20%, 6/15/14 .....       BBB+           45         45,720
  Yum! Brands, Inc. 7.70%, 7/1/12 ................       BB             25         25,125
                                                                              -----------
                                                                                  226,180
                                                                              -----------
SOFT DRINKS--0.8%
  Coca Cola Enterprises, Inc. 6.125%,
    8/15/11 ......................................       A             105        108,131
  Coca Cola Enterprises, Inc. 7.125%,
    8/1/17 .......................................       A             133        150,332
                                                                              -----------
                                                                                  258,463
                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
  AT&T Wireless Services, Inc. 6.875%,
    4/18/05 ......................................       BBB           220        195,800
                                                                              -----------
TOTAL CORPORATE BONDS
  (Identified cost $17,100,009) ..........................................     17,444,935
                                                                              -----------
FOREIGN GOVERNMENT SECURITIES--0.3%

MEXICO--0.3%
  United Mexican States 7.50%, 1/14/12 ...........       BBB-          105        103,793
                                                                              -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $105,054) .............................................        103,793
                                                                              -----------
FOREIGN CORPORATE BONDS--0.4%

CANADA--0.4%
  Corus Entertainment, Inc. 144A 8.75%,
    3/1/12 (b) ...................................       B+             90         90,450
  Sysco International Corp. 144A 6.10%,
    6/1/12 (b) ...................................       AA-            40         41,317
                                                                              -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $129,158) .............................................        131,767
                                                                              -----------

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)        VALUE
                                                      --------     -------    -----------
CONVERTIBLE BONDS--2.5%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv. 144A 8%,
    5/1/03 (b),(c),(d),(e) .......................       NA        $    50    $     4,250
                                                                              -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
  Verizon Global Funding Corp. 144A 4.25%,
    9/15/05 (b) ..................................       A+            775        778,875
                                                                              -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $823,078) .............................................        783,125
                                                                              -----------
TOTAL LONG-TERM INVESTMENTS--95.9%
  (Identified cost $29,640,045) ..........................................     30,095,673
                                                                              -----------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  Prudential Insurance Co. of America
    1.85%, 7/1/02 ................................       A-1           400        400,000
                                                                              -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $400,000) .............................................        400,000
                                                                              -----------
TOTAL INVESTMENTS--97.2%
  (Identified cost $30,040,045) ..........................................     30,495,673(a)
  Other assets and liabilities, net--2.8% ................................        886,168
                                                                              -----------
NET ASSETS--100.0% .......................................................    $31,381,841
                                                                              ===========

(a)  Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross  appreciation  of $671,451 and gross  depreciation of $222,137 for federal income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $30,046,359.
(b)  Security  exempt from  registration  under Rule 144A of the  Securities Act of 1933.
     These securities may be resold in transactions exempt from registration, normally to qualified  institutional  buyers.  At June 30, 2002, these securities  amounted to a value of $2,549,685 or 8.1% of net assets.
(c)  Illiquid.  Security valued at fair value as determined in good faith by or under the direction of the Trustees.  At June 30, 2002, these securities amounted to $4,250 or
     0.01% of net assets.
(d)  Non-income producing.
(e)  Security in default.

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $30,040,045) .......................     $30,495,673
Cash ...............................................................................          95,508
Receivables
  Interest .........................................................................         526,059
  Investment securities sold .......................................................         423,003
  Fund shares sold .................................................................          36,640
                                                                                         -----------
    Total assets ...................................................................      31,576,883
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................          74,669
  Fund shares repurchased ..........................................................          58,565
  Professional fee .................................................................          19,471
  Printing fee .....................................................................          18,307
  Investment advisory fee ..........................................................          13,979
  Financial agent fee ..............................................................           5,539
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................             795
                                                                                         -----------
    Total liabilities ..............................................................         195,042
                                                                                         -----------
NET ASSETS .........................................................................     $31,381,841
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $31,093,167
  Undistributed net investment income ..............................................          60,407
  Accumulated net realized loss ....................................................        (227,361)
  Net unrealized appreciation ......................................................         455,628
                                                                                         -----------
NET ASSETS .........................................................................     $31,381,841
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       3,039,960
                                                                                         ===========
Net asset value and offering price per share .......................................          $10.32
                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................     $ 921,166
                                                                                         ---------
    Total investment income ........................................................       921,166
                                                                                         ---------
EXPENSES
  Investment advisory fee ..........................................................       120,009
  Financial agent fee ..............................................................        32,369
  Professional .....................................................................        14,787
  Custodian ........................................................................         7,534
  Printing .........................................................................         4,609
  Trustees .........................................................................         3,455
  Miscellaneous ....................................................................         6,706
                                                                                         ---------
    Total expenses .................................................................       189,469
    Less expenses borne by investment adviser ......................................       (36,509)
    Custodian fees paid indirectly .................................................          (313)
                                                                                         ---------
    Net expenses ...................................................................       152,647
                                                                                         ---------
NET INVESTMENT INCOME ..............................................................       768,519
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................      (157,952)
  Net change in unrealized appreciation (depreciation) on investments ..............       350,966
                                                                                         ---------
NET GAIN ON INVESTMENTS ............................................................       193,014
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $ 961,533
                                                                                         =========

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02        YEAR ENDED
                                                                                                   (UNAUDITED)       12/31/01
                                                                                                   -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $   768,519      $ 1,035,171
  Net realized gain (loss) ....................................................................       (157,952)         313,577
  Net change in unrealized appreciation (depreciation) ........................................        350,966         (154,312)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................        961,533        1,194,436
                                                                                                   -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................       (724,493)      (1,025,894)
  Net realized short-term gains ...............................................................             --         (125,681)
  Net realized long-term gains ................................................................             --          (69,856)
                                                                                                   -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................       (724,493)      (1,221,431)
                                                                                                   -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,147,982 and 1,804,732 shares, respectively) ................     11,830,292       18,830,362
  Net asset value of shares issued from reinvestment of distributions (70,691 and 119,019
    shares, respectively) .....................................................................        724,493        1,221,431
  Cost of shares repurchased (793,760 and 552,536 shares, respectively) .......................     (8,198,429)      (5,782,897)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      4,356,356       14,268,896
                                                                                                   -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................      4,593,396       14,241,901
NET ASSETS
  Beginning of period .........................................................................     26,788,445       12,546,544
                                                                                                   -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $60,407 AND $16,381,
    RESPECTIVELY) .............................................................................    $31,381,841      $26,788,445
                                                                                                   ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   SIX MONTHS               YEAR ENDED
                                                                      ENDED                 DECEMBER 31,         FROM INCEPTION
                                                                     6/30/02           ----------------------      12/15/99 TO
                                                                   (UNAUDITED)         2001(8)         2000         12/31/99
                                                                   -----------         -------        ------     --------------
Net asset value, beginning of period ............................    $10.24            $10.09         $ 9.98         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................      0.25              0.55(7)        0.53           0.02
  Net realized and unrealized gain (loss) .......................      0.07              0.17           0.10          (0.02)
                                                                     ------            ------         ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ............................      0.32              0.72           0.63             --
                                                                     ------            ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................     (0.24)            (0.49)         (0.52)         (0.02)
  Distributions from net realized gains .........................        --             (0.08)            --             --
                                                                     ------            ------         ------         ------
    TOTAL DISTRIBUTIONS .........................................     (0.24)            (0.57)         (0.52)         (0.02)
                                                                     ------            ------         ------         ------
CHANGE IN NET ASSET VALUE .......................................      0.08              0.15           0.11          (0.02)
                                                                     ------            ------         ------         ------
NET ASSET VALUE, END OF PERIOD ..................................    $10.32            $10.24         $10.09         $ 9.98
                                                                     ======            ======         ======         ======
Total return ....................................................      3.12%(2)          7.24%          6.43%          0.02%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...........................   $31,382           $26,788        $12,547         $5,232
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ............................................      1.02%(1)(4)(6)    0.95%(4)(6)    1.00%(4)(5)    0.95%(1)(3)
  Net investment income .........................................      5.12%(1)          5.31%          6.63%          4.81%(1)
Portfolio turnover ..............................................       160%(2)           305%           227%             0%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets would have been 8.18% for the period ended December 31, 1999.
(4)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets  would have been  1.26%,  1.51% and 2.47% for the  periods  ended June 30,  2002,  December  31, 2001 and 2000, respectively.
(5)  For the year ended  December 31, 2000,  the ratio of operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would have been 0.95%.
(6)  The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.
(7)  Computed using average shares outstanding.
(8)  As required,  effective  January 1, 2001,  the Fund adopted the  provisions  of AICPA Audit and  Accounting  Guide for
     Investment  Companies and began amortizing  premium on debt  securities.  The effect of this change for the year ended
     December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and  decrease  the ratio of net  investment  income to average  net assets from 5.41% to
     5.31%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                 SHARES        VALUE
                                                                --------    -----------
COMMON STOCKS--90.5%
AEROSPACE & DEFENSE--2.9%
  Honeywell International, Inc. ...........................       58,635    $ 2,065,711
                                                                            -----------
BANKS--5.5%
  Bank of New York Co., Inc. (The) ........................       68,000      2,295,000
  Washington Mutual, Inc. .................................       42,805      1,588,494
                                                                            -----------
                                                                              3,883,494
                                                                            -----------
BIOTECHNOLOGY--4.1%
  Amgen, Inc. (b) .........................................       17,030        713,216
  Genentech, Inc. (b) .....................................       64,490      2,160,415
                                                                            -----------
                                                                              2,873,631
                                                                            -----------
BREWERS--3.0%
  Anheuser-Busch Cos., Inc. ...............................       42,140      2,107,000
                                                                            -----------
BROADCASTING & CABLE TV--6.2%
  Cablevision Systems Corp.-Rainbow Media Group
    Class A (b) ...........................................       37,560        328,650
  Cablevision Systems New York Group Class A (b) ..........       50,785        480,426
  Liberty Media Corp. Class A (b) .........................      309,630      3,096,300
  USA Interactive (b) .....................................       19,970        468,297
                                                                            -----------
                                                                              4,373,673
                                                                            -----------
CASINOS & GAMING--1.9%
  MGM MIRAGE (b) ..........................................       38,625      1,303,594
                                                                            -----------
CONSTRUCTION & ENGINEERING--1.8%
  Fluor Corp ..............................................       31,805      1,238,805
                                                                            -----------
DATA PROCESSING SERVICES--2.0%
  Automatic Data Processing, Inc. .........................       32,350      1,408,842
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES--14.8%
  Citigroup, Inc. .........................................       94,109      3,646,724
  Fannie Mae ..............................................       40,825      3,010,844
  Morgan Stanley ..........................................       37,795      1,628,208
  Schwab (Charles) Corp. (The) ............................      100,150      1,121,680
  SLM Corp. ...............................................        9,980        967,062
                                                                            -----------
                                                                             10,374,518
                                                                            -----------
DRUG RETAIL--2.0%
  Walgreen Co. ............................................       35,925      1,387,783
                                                                            -----------
GENERAL MERCHANDISE STORES--2.2%
  Costco Wholesale Corp. (b) ..............................       39,340      1,519,311
                                                                            -----------
HEALTH CARE DISTRIBUTORS & SERVICES--1.0%
  McKesson Corp. ..........................................       21,095        689,806
                                                                            -----------
HOME IMPROVEMENT RETAIL--3.7%
  Home Depot, Inc. (The) ..................................       70,060      2,573,304
                                                                            -----------
HOUSEHOLD PRODUCTS--1.7%
  Colgate-Palmolive Co. ...................................       23,430      1,172,671
                                                                            -----------
INDUSTRIAL CONGLOMERATES--2.9%
  General Electric Co. ....................................       69,055      2,006,048
                                                                            -----------
INSURANCE BROKERS--1.4%
  Marsh & McLennan Cos., Inc. .............................        9,865        952,959
                                                                            -----------

                                                                 SHARES        VALUE
                                                                --------    -----------
MANAGED HEALTH CARE--3.3%
  WellPoint Health Networks, Inc. (b) .....................       29,390    $ 2,286,836
                                                                            -----------
MOTORCYCLE MANUFACTURERS--1.0%
  Harley-Davidson, Inc. ...................................       13,680        701,374
                                                                            -----------
MOVIES & ENTERTAINMENT--6.0%
  AOL Time Warner, Inc. (b) ...............................       40,850        600,904
  Metro-Goldwyn-Mayer, Inc. (b) ...........................       58,050        679,185
  Viacom, Inc. Class B (b) ................................       65,920      2,924,870
                                                                            -----------
                                                                              4,204,959
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
  Anadarko Petroleum Corp. ................................       36,625      1,805,612
                                                                            -----------
PACKAGED FOODS AND MEATS--1.1%
  Heinz (H.J.) Co. ........................................       18,645        766,309
                                                                            -----------
PHARMACEUTICALS--8.4%
  Pfizer, Inc. ............................................       97,828      3,423,980
  Schering-Plough Corp. ...................................       38,400        944,640
  Wyeth ...................................................       29,450      1,507,840
                                                                            -----------
                                                                              5,876,460
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--0.5%
  Berkshire Hathaway, Inc. Class B (b) ....................          150        335,100
                                                                            -----------
SEMICONDUCTOR EQUIPMENT--2.3%
  Applied Materials, Inc. (b) .............................       83,190      1,582,274
                                                                            -----------
SEMICONDUCTORS--2.6%
  Linear Technology Corp. .................................       33,335      1,047,719
  Texas Instruments, Inc. .................................       33,070        783,759
                                                                            -----------
                                                                              1,831,478
                                                                            -----------
SYSTEMS SOFTWARE--5.3%
  Microsoft Corp. (b) .....................................       54,225      2,966,107
  Oracle Corp. (b) ........................................       77,240        731,463
                                                                            -----------
                                                                              3,697,570
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--0.3%
  Lucent Technologies, Inc. (b) ...........................      120,695        200,354
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $79,199,048) ........................................     63,219,476
                                                                            -----------
FOREIGN COMMON STOCKS--5.2%

AEROSPACE & DEFENSE--0.1%
  Bombardier, Inc. Class B (Canada) .......................        7,186         59,533
                                                                            -----------
AUTOMOBILE MANUFACTURERS--0.4%
  Bayerische Motoren Werke AG (Germany) ...................        7,196        296,715
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
  Flextronics International Ltd. (Singapore) (b) ..........      109,950        783,943
                                                                            -----------
SEMICONDUCTOR EQUIPMENT--1.6%
  ASML Holding NV (Netherlands) (b) .......................       71,575      1,082,214
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--2.0%
  Nokia Oyj ADR (Finland) .................................       96,845      1,402,316
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,235,645) .........................................      3,624,721
                                                                            -----------

                        See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

                                                                 SHARES        VALUE
                                                                --------    -----------
FOREIGN PREFERRED STOCKS--0.3%
AUTOMOBILE MANUFACTURERS--0.3%
  PORSCHE AG Pfd. (Germany) ...............................          520    $   247,796
                                                                            -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $152,352) ...........................................        247,796
                                                                            -----------
CONVERTIBLE PREFERRED STOCKS--0.8%
AUTOMOBILE MANUFACTURERS--0.6%
  Ford Motor Co. Cv. Pfd. 6.5% ............................        4,970        279,563
  General Motors Co. Series A Cv. Pfd. 4.5% ...............        5,550        143,412
                                                                            -----------
                                                                                422,975
                                                                            -----------
ELECTRIC UTILITIES--0.1%
  Reliant Energy, Inc. Cv. Pfd. 2% ........................        1,720         43,017
                                                                            -----------
PUBLISHING & PRINTING--0.1%
  Tribune Co. Cv. Pfd. 2% .................................          980         63,945
                                                                            -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $632,435) ...........................................        529,937
                                                                            -----------

                                                       STANDARD    PAR
                                                       & POOR'S   VALUE
                                                        RATING    (000)
                                                       --------   ------
AGENCY MORTGAGE-BACKED SECURITIES--0.1%
  Fannie Mae 4.75%, 11/14/03 .....................       AAA      $   65         67,008
                                                                            -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $65,262) ............................................         67,008
                                                                            -----------
CORPORATE BONDS--0.1%
BREWERS--0.0%
  Anheuser Busch 6%, 4/15/11 .....................       A+           15         15,558
                                                                            -----------
COMMODITY CHEMICALS--0.1%
  Lyondell Chemical, Inc. Series A 9.625%,
    5/1/07 .......................................       BB           66         63,195
                                                                            -----------
TOTAL CORPORATE BONDS
  (Identified cost $81,861) ............................................         78,753
                                                                            -----------
CONVERTIBLE BONDS--0.1%
BROADCASTING & CABLE TV--0.1%
  Clear Channel Communications, Inc. Cv.
    2.625%, 4/1/03 ...............................       BBB-         98         92,365
                                                                            -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $103,374) ...........................................         92,365
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--97.1%
  (Identified cost $88,469,977) ........................................    67,860,056
                                                                            -----------

                                                       STANDARD    PAR
                                                       & POOR'S   VALUE
                                                        RATING    (000)        VALUE
                                                       --------   ------    -----------
SHORT-TERM OBLIGATIONS--3.0%
COMMERCIAL PAPER--3.0%
  Prudential Insurance Co. of America 1.85%,
    7/1/02 .......................................       A-1      $2,100    $ 2,100,000
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,100,000) .........................................      2,100,000
                                                                            -----------
TOTAL INVESTMENTS--100.1%
  (Identified Cost $90,569,977) ........................................     69,960,056(a)
  Other assets and liabilities, net--(0.1)% ............................       (101,655)
                                                                            -----------
NET ASSETS--100.0% .....................................................    $69,858,401
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  depreciation  of  investment
     securities is comprised of gross appreciation of $2,249,534 and gross depreciation of $23,201,981  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $90,912,503.
(b)  Non-income producing.

                        See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $90,569,977) .......................     $ 69,960,056
Cash ...............................................................................           86,382
Receivables
  Investment securities sold .......................................................          888,261
  Fund shares sold .................................................................           36,713
  Dividends and interest ...........................................................           29,189
Prepaid expenses ...................................................................               18
                                                                                         ------------
    Total assets ...................................................................       71,000,619
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................          822,728
  Fund shares repurchased ..........................................................          115,660
  Printing fee .....................................................................          114,929
  Investment advisory fee ..........................................................           48,933
  Professional fee .................................................................           23,813
  Financial agent fee ..............................................................            9,001
  Trustees' fee ....................................................................            4,224
Accrued expenses ...................................................................            2,930
                                                                                         ------------
    Total liabilities ..............................................................        1,142,218
                                                                                         ------------
NET ASSETS .........................................................................     $ 69,858,401
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $118,520,964
  Accumulated net investment loss ..................................................          (76,494)
  Accumulated net realized loss ....................................................      (27,976,224)
  Net unrealized depreciation ......................................................      (20,609,845)
                                                                                         ------------
NET ASSETS .........................................................................     $ 69,858,401
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       12,359,017
                                                                                         ============
Net asset value and offering price per share .......................................            $5.65
                                                                                                =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    301,556
  Interest .........................................................................           27,459
  Foreign taxes withheld ...........................................................           (4,752)
                                                                                         ------------
    Total investment income ........................................................          324,263
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................          319,165
  Financial agent fee ..............................................................           51,461
  Professional .....................................................................           14,941
  Printing .........................................................................           11,956
  Custodian ........................................................................            8,975
  Trustees .........................................................................            3,495
  Miscellaneous ....................................................................            4,784
                                                                                         ------------
    Total expenses .................................................................          414,777
    Less expenses borne by investment adviser ......................................          (14,020)
                                                                                         ------------
    Net expenses ...................................................................          400,757
                                                                                         ------------
NET INVESTMENT LOSS ................................................................          (76,494)
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (6,425,856)
  Net change in unrealized
  appreciation (depreciation) on investments .......................................      (12,507,081)
  Net change in unrealized appreciation (depreciation) on foreign currency and
   foreign currency transactions ...................................................               38
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (18,932,899)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(19,009,393)
                                                                                         ============

                        See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                   ------------     ------------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $    (76,494)    $   (177,090)
  Net realized gain (loss) ....................................................................      (6,425,856)     (19,633,207)
  Net change in unrealized appreciation (depreciation) ........................................     (12,507,043)         (53,121)
                                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................     (19,009,393)     (19,863,418)
                                                                                                   ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................              --               --
                                                                                                   ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................              --               --
                                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,195,238 and 5,787,397 shares, respectively) ................      14,642,267       46,048,090
  Net asset value of shares issued in conjunction with Plan of Reorganization (3,141,426 and
    0 shares, respectively) (See Note 9) ......................................................      22,032,065               --
  Cost of shares repurchased (2,574,667 and 3,580,790 shares, respectively) ...................     (16,549,583)     (26,949,606)
                                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      20,124,749       19,098,484
                                                                                                   ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................       1,115,356         (764,934)
NET ASSETS
  Beginning of period .........................................................................      68,743,045       69,507,979
                                                                                                   ------------     ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($76,494) AND $0, RESPECTIVELY) .    $ 69,858,401     $ 68,743,045
                                                                                                   ============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           SIX MONTHS         YEAR ENDED
                                                                              ENDED           DECEMBER 31,        FROM INCEPTION
                                                                             6/30/02      -------------------       12/15/99 TO
                                                                           (UNAUDITED)     2001         2000         12/31/99
                                                                         -------------    ------       ------     ---------------
Net asset value, beginning of period                                         $ 7.16       $ 9.41       $10.60         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                (0.01)       (0.02)(5)     0.01           0.01
  Net realized and unrealized gain (loss)                                     (1.50)       (2.23)       (1.19)          0.59
                                                                             ------       ------       ------         ------
    TOTAL FROM INVESTMENT OPERATIONS                                          (1.51)       (2.25)       (1.18)          0.60
                                                                             ------       ------       ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                                           --           --        (0.01)            --
                                                                             ------       ------       ------         ------
    TOTAL DISTRIBUTIONS                                                          --           --        (0.01)            --
                                                                             ------       ------       ------         ------
CHANGE IN NET ASSET VALUE                                                     (1.51)       (2.25)       (1.19)          0.60
                                                                             ------       ------       ------         ------
NET ASSET VALUE, END OF PERIOD                                               $ 5.65       $ 7.16       $ 9.41         $10.60
                                                                             ======       ======       ======         ======
Total return                                                                 (21.08)%(2)  (23.84)%     (11.17)%         6.00%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $69,858      $68,743      $69,508         $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)                                                       1.07%(1)     1.00%(4)     1.00%          1.00%(1)
  Net investment income                                                       (0.20)%(1)   (0.26)%       0.15%          1.61%(1)
Portfolio turnover                                                               37%(2)       35%          16%             0%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 1.10%,  1.19%, 1.24% and 17.29% for the periods ended June 30, 2002, December 31, 2001, 2000 and
     1999, respectively.
(4)  For the period ended  December 31, 2001 the ratio of  operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.
(5)  Computed using average shares outstanding.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES          VALUE
                                                             ------       ----------
COMMON STOCKS--91.4%
ADVERTISING--0.1%
  Omnicom Group, Inc. ..................................        110       $    5,038
                                                                          ----------
AEROSPACE & DEFENSE--3.4%
  General Dynamics Corp. ...............................        140           14,889
  Lockheed Martin Corp. ................................        580           40,310
  Northrop Grumman Corp. ...............................        910          113,750
                                                                          ----------
                                                                             168,949
                                                                          ----------
AIR FREIGHT & COURIERS--2.2%
  FedEx Corp. ..........................................        750           40,050
  United Parcel Service, Inc. Class B ..................      1,070           66,072
                                                                          ----------
                                                                             106,122
                                                                          ----------
AIRLINES--0.3%
  Southwest Airlines Co. ...............................        770           12,443
                                                                          ----------
APPAREL RETAIL--0.5%
  TJX Cos., Inc. (The) .................................      1,290           25,297
                                                                          ----------
APPLICATION SOFTWARE--1.9%
  Cadence Design Systems, Inc. (b) .....................      1,290           20,795
  Electronic Arts, Inc. (b) ............................        200           13,210
  Intuit, Inc. (b) .....................................        530           26,352
  PeopleSoft, Inc. (b) .................................      2,130           31,694
  Rational Software Corp. (b) ..........................         20              164
                                                                          ----------
                                                                              92,215
                                                                          ----------
BIOTECHNOLOGY--1.9%
  Amgen, Inc. (b) ......................................      1,800           75,384
  Genzyme Corp. (b) ....................................        550           10,582
  MedImmune, Inc. (b) ..................................        330            8,712
                                                                          ----------
                                                                              94,678
                                                                          ----------
BROADCASTING & CABLE TV--1.6%
  Clear Channel Communications, Inc. (b) ...............      1,630           52,192
  Univision Communications, Inc. Class A (b) ...........        330           10,362
  USA Interactive (b) ..................................        460           10,787
  Westwood One, Inc. (b) ...............................        130            4,345
                                                                          ----------
                                                                              77,686
                                                                          ----------
COMPUTER & ELECTRONICS RETAIL--0.4%
  Best Buy Co., Inc. (b) ...............................        530           19,239
                                                                          ----------
COMPUTER HARDWARE--1.7%
  Dell Computer Corp. (b) ..............................      2,150           56,201
  International Business Machines Corp. ................        370           26,640
                                                                          ----------
                                                                              82,841
                                                                          ----------
COMPUTER STORAGE & PERIPHERALS--0.2%
  EMC Corp. (b) ........................................      1,100            8,305
                                                                          ----------
CONSUMER FINANCE--1.6%
  Capital One Financial Corp. ..........................      1,310           79,975
                                                                          ----------
DATA PROCESSING SERVICES--2.8%
  Automatic Data Processing, Inc. ......................        210            9,145
  First Data Corp. .....................................      3,390          126,108
                                                                          ----------
                                                                             135,253
                                                                          ----------
DEPARTMENT STORES--0.8%
  Kohl's Corp. (b) .....................................        570           39,946
                                                                          ----------
DIVERSIFIED COMMERCIAL SERVICES--0.6%
  eBay, Inc. (b) .......................................        490           30,194
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
DIVERSIFIED FINANCIAL SERVICES--4.5%
  American Express Co. .................................      1,090       $   39,589
  Citigroup, Inc. ......................................        160            6,200
  Freddie Mac ..........................................      1,100           67,320
  Goldman Sachs Group, Inc. (The) ......................        980           71,883
  Merrill Lynch & Co., Inc. ............................        930           37,665
                                                                          ----------
                                                                             222,657
                                                                          ----------
DRUG RETAIL--0.7%
  Walgreen Co. .........................................        920           35,540
                                                                          ----------
FOOD DISTRIBUTORS--0.6%
  Sysco Corp. ..........................................      1,100           29,942
                                                                          ----------
FOOTWEAR--0.1%
  NIKE, Inc. Class B ...................................         90            4,828
                                                                          ----------
GENERAL MERCHANDISE STORES--4.1%
  Target Corp. .........................................      1,160           44,196
  Wal-Mart Stores, Inc. ................................      2,890          158,979
                                                                          ----------
                                                                             203,175
                                                                          ----------
HEALTH CARE EQUIPMENT--2.2%
  Baxter International, Inc. ...........................      1,710           76,010
  Medtronic, Inc. ......................................        640           27,424
  Stryker Corp. ........................................        100            5,351
                                                                          ----------
                                                                             108,785
                                                                          ----------
HEALTH CARE FACILITIES--2.4%
  HCA, Inc. ............................................        770           36,575
  Tenet Healthcare Corp. (b) ...........................      1,140           81,567
                                                                          ----------
                                                                             118,142
                                                                          ----------
HOME IMPROVEMENT RETAIL--2.9%
  Home Depot, Inc. (The) ...............................        720           26,446
  Lowe's Cos., Inc. ....................................      2,500          113,500
                                                                          ----------
                                                                             139,946
                                                                          ----------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp. .......................................        920           25,475
                                                                          ----------
HOUSEHOLD PRODUCTS--1.2%
  Estee Lauder Cos., Inc. (The) Class A ................         50            1,760
  Procter & Gamble Co. (The) ...........................        660           58,938
                                                                          ----------
                                                                              60,698
                                                                          ----------
INDUSTRIAL CONGLOMERATES--4.8%
  3M Co. ...............................................        900          110,700
  General Electric Co. .................................      3,960          115,038
  Tyco International Ltd. ..............................        710            9,592
                                                                          ----------
                                                                             235,330
                                                                          ----------
INDUSTRIAL GASES--0.8%
  Praxair, Inc. ........................................        660           37,600
                                                                          ----------
INDUSTRIAL MACHINERY--3.0%
  Danaher Corp. ........................................        950           63,033
  Illinois Tool Works, Inc. ............................        970           66,251
  SPX Corp. ............................................        130           15,275
                                                                          ----------
                                                                             144,559
                                                                          ----------
LIFE & HEALTH INSURANCE--0.3%
  AFLAC, Inc. ..........................................        410           13,120
                                                                          ----------
MANAGED HEALTH CARE--2.2%
  Anthem, Inc. (b) .....................................        220           14,846
  UnitedHealth Group, Inc. .............................      1,040           95,212
                                                                          ----------
                                                                             110,058
                                                                          ----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                                                             SHARES          VALUE
                                                             ------       ----------
MOTORCYCLE MANUFACTURERS--1.8%
  Harley-Davidson, Inc. ................................      1,750       $   89,723
                                                                          ----------
MOVIES & ENTERTAINMENT--4.1%
  Viacom, Inc. Class B (b) .............................      3,930          174,374
  Walt Disney Co. (The) ................................      1,450           27,405
                                                                          ----------
                                                                             201,779
                                                                          ----------
MULTI-LINE INSURANCE--2.2%
  American International Group, Inc. ...................      1,610          109,850
                                                                          ----------
NETWORKING EQUIPMENT--3.0%
  Brocade Communications Systems, Inc. (b) .............      1,500           26,220
  Cisco Systems, Inc. (b) ..............................      8,220          114,669
  Emulex Corp. (b) .....................................        330            7,428
                                                                          ----------
                                                                             148,317
                                                                          ----------
OIL & GAS DRILLING--0.3%
  GlobalSantaFe Corp. ..................................        460           12,581
                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES--1.4%
  Baker Hughes, Inc. ...................................      1,470           48,936
  BJ Services Co. (b) ..................................        510           17,279
                                                                          ----------
                                                                              66,215
                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Apache Corp. .........................................        210           12,071
  Devon Energy Corp. ...................................        450           22,176
                                                                          ----------
                                                                              34,247
                                                                          ----------
PACKAGED FOODS AND MEATS--0.0%
  J.M. Smucker Co. (The) ...............................          6              205
                                                                          ----------
PERSONAL PRODUCTS--1.9%
  Avon Products, Inc. ..................................      1,760           91,942
                                                                          ----------
PHARMACEUTICALS--9.7%
  Forest Laboratories, Inc. (b) ........................        630           44,604
  Johnson & Johnson ....................................      1,760           91,978
  Lilly (Eli) & Co. ....................................      1,010           56,964
  Pfizer, Inc. .........................................      5,970          208,950
  Pharmacia Corp. ......................................        290           10,860
  Wyeth ................................................      1,180           60,416
                                                                          ----------
                                                                             473,772
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--0.6%
  Chubb Corp. (The) ....................................        400           28,320
                                                                          ----------
RESTAURANTS--0.9%
  Yum! Brands, Inc. (b) ................................      1,500           43,875
                                                                          ----------
SEMICONDUCTOR EQUIPMENT--0.5%
  Applied Materials, Inc. (b) ..........................        640           12,173
  KLA-Tencor Corp. (b) .................................        270           11,877
                                                                          ----------
                                                                              24,050
                                                                          ----------
SEMICONDUCTORS--3.4%
  Analog Devices, Inc. (b) .............................        890           26,433
  Intel Corp. ..........................................        990           18,087
  Linear Technology Corp. ..............................      1,000           31,430
  Microchip Technology, Inc. (b) .......................        970           26,607
  Micron Technology, Inc. (b) ..........................      1,020           20,625
  QLogic Corp. (b) .....................................        290           11,049
  Texas Instruments, Inc. ..............................        430           10,191
  Xilinx, Inc. (b) .....................................        970           21,757
                                                                          ----------
                                                                             166,179
                                                                          ----------
SOFT DRINKS--2.8%
  Pepsi Bottling Group, Inc. (The) .....................        900           27,720
  PepsiCo, Inc. ........................................      2,290          110,378
                                                                          ----------
                                                                             138,098
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
SYSTEMS SOFTWARE--6.5%
  Adobe Systems, Inc. ..................................      1,140       $   32,490
  Microsoft Corp. (b) ..................................      3,670          200,749
  Oracle Corp. (b) .....................................      5,150           48,771
  VERITAS Software Corp. (b) ...........................      1,860           36,809
                                                                          ----------
                                                                             318,819
                                                                          ----------
TOBACCO--1.3%
  Philip Morris Cos., Inc. .............................      1,500           65,520
                                                                          ----------
TOTAL COMMON STOCKS
  (Identified cost $4,712,878) ....................................        4,481,528
                                                                          ----------
FOREIGN COMMON STOCKS--5.2%
APPLICATION SOFTWARE--0.2%
  SAP AG (Germany) .....................................         80            7,901
                                                                          ----------
BREWERS--0.8%
  Diageo plc (United Kingdom) ..........................      2,970           38,572
                                                                          ----------
BROADCASTING & CABLE TV--0.3%
  News Corp. Ltd. (The) (Australia) ....................      2,852           15,498
                                                                          ----------
HEALTH CARE EQUIPMENT--0.5%
  Alcon, Inc. (Switzerland) (b) ........................        770           26,372
                                                                          ----------
MOVIES & ENTERTAINMENT--0.3%
  News Corp. Ltd. (The)  ADR (Australia) ...............        550           12,612
                                                                          ----------
OIL & GAS DRILLING--0.4%
  Noble Corp. (Cayman Islands) (b) .....................        530           20,458
                                                                          ----------
PACKAGED FOODS AND MEATS--0.2%
  Unilever plc (United Kingdom) ........................      1,360           12,397
                                                                          ----------
PHARMACEUTICALS--0.3%
  Sanofi-Synthelabo SA (France) ........................        240           14,601
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--1.6%
  ACE Ltd. (Bermuda) ...................................        730           23,068
  XL Capital Ltd. Class A (Bermuda) ....................        640           54,208
                                                                          ----------
                                                                              77,276
                                                                          ----------
SEMICONDUCTORS--0.6%
  Taiwan Semiconductor Manufacturing Co. Ltd.
    ADR (Taiwan) (b) ...................................      2,364           30,732
                                                                          ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $279,559) ......................................          256,419
                                                                          ----------
TOTAL LONG TERM INVESTMENTS--96.6%
  (Identified cost $4,992,437) ....................................        4,737,947
                                                                          ----------

                                                  STANDARD    PAR
                                                  & POOR'S   VALUE
                                                   RATING    (000)
                                                  --------   ------
SHORT-TERM OBLIGATIONS--5.0%
FEDERAL AGENCY SECURITIES--5.0%
  Fannie Mae 1.90%, 7/1/02 .....................     AAA      $245           245,000
                                                                          ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $245,000) ......................................          245,000
                                                                          ----------
TOTAL INVESTMENTS--101.6%
  (Identified cost $5,237,437) ....................................        4,982,947(a)
  Other assets and liabilities, net--(1.6)% .......................          (77,226)
                                                                          ----------
NET ASSETS--100.0% ................................................       $4,905,721
                                                                          ==========

(a)  Federal  Income Tax  Information:  Net  unrealized  depreciation  of investment
     securities   is  comprised  of  gross   appreciation   of  $163,190  and  gross
     depreciation of $595,729 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $5,415,486.
(b)  Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $5,237,437) ........................     $4,982,947
Cash ...............................................................................         81,405
Foreign currency at value (Identified cost $1,868) .................................          1,866
Receivables
  Investment securities sold .......................................................        155,841
  Fund shares sold .................................................................          5,727
  Receivable from adviser ..........................................................          8,012
  Dividends ........................................................................          2,484
  Tax reclaim ......................................................................             33
                                                                                         ----------
    Total assets ...................................................................      5,238,315
                                                                                         ----------
LIABILITIES
Payables
  Investment securities purchased ..................................................        297,791
  Fund shares repurchased ..........................................................          2,746
  Professional fee .................................................................         21,733
  Financial agent fee ..............................................................          3,731
  Trustees' fee ....................................................................          1,721
Accrued expenses ...................................................................          4,872
                                                                                         ----------
    Total liabilities ..............................................................        332,594
                                                                                         ----------
NET ASSETS .........................................................................     $4,905,721
                                                                                         ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $5,587,620
  Accumulated net investment loss ..................................................         (4,141)
  Accumulated net realized loss ....................................................       (423,272)
  Net unrealized depreciation ......................................................       (254,486)
                                                                                         ----------
NET ASSETS .........................................................................     $4,905,721
                                                                                         ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...        558,602
                                                                                         ==========
Net asset value and offering price per share .......................................          $8.78
                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends .................................................................................................        $  14,975
  Interest ..................................................................................................            1,971
  Foreign taxes withheld ....................................................................................             (180)
                                                                                                                     ---------
    Total investment income .................................................................................           16,766
                                                                                                                     ---------
EXPENSES
  Investment advisory fee ...................................................................................           16,421
  Financial agent fee .......................................................................................           21,886
  Custodian .................................................................................................           17,244
  Professional ..............................................................................................           16,185
  Printing ..................................................................................................            3,789
  Trustees ..................................................................................................            3,455
  Miscellaneous .............................................................................................            2,834
                                                                                                                     ---------
    Total expenses ..........................................................................................           81,814
    Less expenses borne by investment adviser ...............................................................          (60,611)
    Custodian fees paid indirectly ..........................................................................               (1)
                                                                                                                     ---------
    Net expenses ............................................................................................           21,202
                                                                                                                     ---------
NET INVESTMENT INCOME .......................................................................................           (4,436)
                                                                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...........................................................................         (411,082)
  Net realized loss on foreign currency transaction .........................................................              (98)
  Net change in unrealized appreciation (depreciation) on investments .......................................         (479,010)
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency transactions.                 4
                                                                                                                     ---------
NET LOSS ON INVESTMENTS .....................................................................................         (890,186)
                                                                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................................        $(894,622)
                                                                                                                     =========

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   SIX MONTHS
                                                                                                      ENDED       FROM INCEPTION
                                                                                                     6/30/02       10/29/01 TO
                                                                                                   (UNAUDITED)       12/31/01
                                                                                                   ----------     --------------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $   (4,436)      $      117
  Net realized gain (loss) ....................................................................      (411,180)         (11,249)
  Net change in unrealized appreciation (depreciation) ........................................      (479,006)         224,520
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................      (894,622)         213,388
                                                                                                   ----------       ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains ..........................................................................          (665)              --
                                                                                                   ----------       ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................          (665)              --
                                                                                                   ----------       ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (210,718 and 368,506 shares, respectively) ....................     2,063,084        3,725,658
  Net asset value of shares issued from reinvestment of  distributions (75 and 0 shares,
    respectively) .............................................................................           665               --
  Cost of shares repurchased (20,282 and 415 shares, respectively) ............................      (197,390)          (4,397)
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................     1,866,359        3,721,261
                                                                                                   ----------       ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................       971,072        3,934,649
NET ASSETS
  Beginning of period .........................................................................     3,934,649               --
                                                                                                   ----------       ----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($4,141) AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF $295, RESPECTIVELY) ..............................................    $4,905,721       $3,934,649
                                                                                                   ==========       ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED     FROM INCEPTION
                                                                                                  6/30/02      10/29/01 TO
                                                                                                (UNAUDITED)     12/31/01
                                                                                                -----------  --------------
Net asset value, beginning of period ........................................................     $10.69         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............................................................      (0.01)            --(4)
  Net realized and unrealized gain (loss) ...................................................      (1.90)          0.69
                                                                                                  ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ........................................................      (1.91)          0.69
                                                                                                  ------         ------
LESS DISTRIBUTIONS
  Distributions from net realized gains .....................................................         --(4)          --
                                                                                                  ------         ------
CHANGE IN NET ASSET VALUE ...................................................................      (1.91)          0.69
                                                                                                  ------         ------
NET ASSET VALUE, END OF PERIOD ..............................................................     $ 8.78         $10.69
                                                                                                  ======         ======
Total return ................................................................................     (17.83)%(3)      6.89%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....................................................     $4,906         $3,935
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .....................................................................       0.97%(2)(5)    0.95%(2)(5)
  Net investment income (loss) ..............................................................      (0.20)%(2)      0.02%(2)
Portfolio turnover rate .....................................................................         92%(3)         34%(3)

(1)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net  assets  would  have  been  3.74% and 6.88%  for the  periods  ended  June 30,  2002 and  December  31,  2001, respectively.
(2)  Annualized.
(3)  Not annualized.
(4)  Amount is less than $0.01.
(5)  The ratio of operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees;
     if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES          VALUE
                                                             ------       ----------
COMMON STOCKS--90.5%
AEROSPACE & DEFENSE--0.9%
  General Dynamics Corp. ...............................         60       $    6,381
  Lockheed Martin Corp. ................................         60            4,170
  Northrop Grumman Corp. ...............................        170           21,250
                                                                          ----------
                                                                              31,801
                                                                          ----------
AIR FREIGHT & COURIERS--0.8%
  FedEx Corp. ..........................................        140            7,476
  United Parcel Service, Inc. Class B ..................        330           20,377
                                                                          ----------
                                                                              27,853
                                                                          ----------
ALUMINUM--0.9%
  Alcoa, Inc. ..........................................        970           32,155
                                                                          ----------
APPLICATION SOFTWARE--0.3%
  PeopleSoft, Inc. (b) .................................        395            5,878
  Rational Software Corp. (b) ..........................        200            1,642
  Siebel Systems, Inc. (b) .............................        200            2,844
                                                                          ----------
                                                                              10,364
                                                                          ----------
BANKS--6.0%
  Bank of America Corp. ................................        860           60,510
  Bank of New York Co., Inc. (The) .....................        300           10,125
  Charter One Financial, Inc. ..........................        300           10,314
  Comerica, Inc. .......................................        340           20,876
  FleetBoston Financial Corp. ..........................        870           28,145
  Mellon Financial Corp. ...............................        660           20,744
  SunTrust Banks, Inc. .................................         70            4,740
  U.S. Bancorp .........................................        410            9,574
  Wachovia Corp. .......................................        130            4,963
  Wells Fargo & Co. ....................................        790           39,547
                                                                          ----------
                                                                             209,538
                                                                          ----------
BREWERS--0.9%
  Anheuser-Busch Cos., Inc. ............................        640           32,000
                                                                          ----------
BROADCASTING & CABLE TV--0.7%
  Clear Channel Communications, Inc. (b) ...............        470           15,050
  Comcast Corp. Class A (b) ............................        130            3,099
  EchoStar Communications Corp. Class A (b) ............        100            1,856
  Univision Communications, Inc. Class A (b) ...........        100            3,140
                                                                          ----------
                                                                              23,145
                                                                          ----------
COMPUTER HARDWARE--2.8%
  Dell Computer Corp. (b) ..............................        710           18,559
  Hewlett-Packard Co. ..................................        926           14,149
  International Business Machines Corp. ................        860           61,920
  Sun Microsystems, Inc. (b) ...........................        350            1,754
                                                                          ----------
                                                                              96,382
                                                                          ----------
COMPUTER STORAGE & PERIPHERALS--0.3%
  EMC Corp. (b) ........................................        630            4,757
  Lexmark International, Inc. (b) ......................        110            5,984
                                                                          ----------
                                                                              10,741
                                                                          ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  Caterpillar, Inc. ....................................        160            7,832
  Deere & Co. ..........................................        280           13,412
                                                                          ----------
                                                                              21,244
                                                                          ----------
CONSUMER FINANCE--0.6%
  Capital One Financial Corp. ..........................        330           20,147
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
DATA PROCESSING SERVICES--1.8%
  Automatic Data Processing, Inc. ......................        410       $   17,856
  Concord EFS, Inc. (b) ................................        280            8,439
  First Data Corp. .....................................        940           34,968
                                                                          ----------
                                                                              61,263
                                                                          ----------
DEPARTMENT STORES--1.3%
  Sears, Roebuck and Co. ...............................        860           46,698
                                                                          ----------
DIVERSIFIED CHEMICALS--0.1%
  Du Pont (E.I.) de Nemours & Co. ......................        110            4,884
                                                                          ----------
DIVERSIFIED COMMERCIAL SERVICES--0.1%
  Cendant Corp. (b) ....................................        140            2,223
                                                                          ----------
DIVERSIFIED FINANCIAL SERVICES--8.7%
  American Express Co. .................................        430           15,617
  Citigroup, Inc. ......................................      2,140           82,925
  Fannie Mae ...........................................        540           39,825
  Freddie Mac ..........................................      1,380           84,456
  Goldman Sachs Group, Inc. (The) ......................        320           23,472
  J.P. Morgan Chase & Co. ..............................         90            3,053
  Merrill Lynch & Co., Inc. ............................        680           27,540
  Morgan Stanley .......................................        270           11,632
  State Street Corp. ...................................        300           13,410
                                                                          ----------
                                                                             301,930
                                                                          ----------
DRUG RETAIL--0.4%
  CVS Corp. ............................................        200            6,120
  Walgreen Co. .........................................        230            8,885
                                                                          ----------
                                                                              15,005
                                                                          ----------
ELECTRIC UTILITIES--1.0%
  Dominion Resources, Inc. .............................        220           14,564
  Exelon Corp. .........................................        330           17,259
  PG&E Corp. (b) .......................................        220            3,936
                                                                          ----------
                                                                              35,759
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
  Molex, Inc. ..........................................         70            2,347
                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
  Agilent Technologies, Inc. (b) .......................        220            5,203
                                                                          ----------
ENVIRONMENTAL SERVICES--0.2%
  Waste Management, Inc. ...............................        320            8,336
                                                                          ----------
FOOD DISTRIBUTORS--0.2%
  Sysco Corp. ..........................................        240            6,533
                                                                          ----------
FOOD RETAIL--0.8%
  Kroger Co. (The) (b) .................................        750           14,925
  Safeway, Inc. (b) ....................................        454           13,252
                                                                          ----------
                                                                              28,177
                                                                          ----------
FOOTWEAR--0.3%
  NIKE, Inc. Class B ...................................        190           10,194
                                                                          ----------
GAS UTILITIES--0.2%
  NiSource, Inc. .......................................        290            6,331
                                                                          ----------
GENERAL MERCHANDISE STORES--4.7%
  BJ's Wholesale Club, Inc. (b) ........................         90            3,465
  Costco Wholesale Corp. (b) ...........................        360           13,903
  Family Dollar Stores, Inc. ...........................        230            8,107
  Target Corp. .........................................        980           37,338
  Wal-Mart Stores, Inc. ................................      1,850          101,769
                                                                          ----------
                                                                             164,582
                                                                          ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                             SHARES          VALUE
                                                             ------       ----------
HEALTH CARE DISTRIBUTORS & SERVICES--0.6%
  Cardinal Health, Inc. ................................        310       $   19,037
                                                                          ----------
HEALTH CARE EQUIPMENT--1.3%
  Applied Biosystems Group - Applera Corp. .............        470            9,160
  Baxter International, Inc. ...........................        280           12,446
  Medtronic, Inc. ......................................        370           15,855
  Stryker Corp. ........................................        140            7,491
                                                                          ----------
                                                                              44,952
                                                                          ----------
HEALTH CARE FACILITIES--1.2%
  HCA, Inc. ............................................        710           33,725
  HEALTHSOUTH Corp. (b) ................................        510            6,523
                                                                          ----------
                                                                              40,248
                                                                          ----------
HOME IMPROVEMENT RETAIL--1.2%
  Home Depot, Inc. (The) ...............................        620           22,773
  Lowe's Cos., Inc. ....................................        400           18,160
                                                                          ----------
                                                                              40,933
                                                                          ----------
HOUSEHOLD APPLIANCES--0.1%
  Black & Decker Corp. (The) ...........................        100            4,820
                                                                          ----------
HOUSEHOLD PRODUCTS--1.8%
  Estee Lauder Cos., Inc. (The) Class A ................        240            8,448
  Kimberly-Clark Corp. .................................        137            8,494
  Procter & Gamble Co. (The) ...........................        510           45,543
                                                                          ----------
                                                                              62,485
                                                                          ----------
INDUSTRIAL CONGLOMERATES--3.8%
  3M Co. ...............................................        390           47,970
  General Electric Co. .................................      2,680           77,854
  Tyco International Ltd. ..............................        560            7,566
                                                                          ----------
                                                                             133,390
                                                                          ----------
INDUSTRIAL GASES--1.1%
  Air Products and Chemicals, Inc. .....................        300           15,141
  Praxair, Inc. ........................................        400           22,788
                                                                          ----------
                                                                              37,929
                                                                          ----------
INDUSTRIAL MACHINERY--1.0%
  Danaher Corp. ........................................        170           11,279
  Illinois Tool Works, Inc. ............................        210           14,343
  Ingersoll-Rand Co. Class A ...........................        180            8,219
                                                                          ----------
                                                                              33,841
                                                                          ----------
INSURANCE BROKERS--0.2%
  Marsh & McLennan Cos., Inc. ..........................         80            7,728
                                                                          ----------
INTEGRATED OIL & GAS--3.1%
  ChevronTexaco Corp. ..................................        110            9,735
  Exxon Mobil Corp. ....................................      2,420           99,026
                                                                          ----------
                                                                             108,761
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES--3.2%
  ALLTEL Corp. .........................................         80            3,760
  AT&T Corp. ...........................................        790            8,453
  BellSouth Corp. ......................................      1,180           37,170
  SBC Communications, Inc. .............................        810           24,705
  Verizon Communications, Inc. .........................        890           35,734
                                                                          ----------
                                                                             109,822
                                                                          ----------
LIFE & HEALTH INSURANCE--1.0%
  AFLAC, Inc. ..........................................        200            6,400
  MetLife, Inc. ........................................        720           20,736
  UnumProvident Corp. ..................................        260            6,617
                                                                          ----------
                                                                              33,753
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
MANAGED HEALTH CARE--0.8%
  CIGNA Corp. ..........................................        130       $   12,665
  UnitedHealth Group, Inc. .............................        170           15,563
                                                                          ----------
                                                                              28,228
                                                                          ----------
MOTORCYCLE MANUFACTURERS--0.3%
  Harley-Davidson, Inc. ................................        190            9,741
                                                                          ----------
MOVIES & ENTERTAINMENT--3.3%
  AOL Time Warner, Inc. (b) ............................        940           13,827
  Fox Entertainment Group, Inc. Class A (b) ............        110            2,393
  Viacom, Inc. Class B (b) .............................      1,930           85,634
  Walt Disney Co. (The) ................................        670           12,663
                                                                          ----------
                                                                             114,517
                                                                          ----------
MULTI-LINE INSURANCE--2.1%
  American International Group, Inc. ...................        710           48,443
  Hartford Financial Services Group, Inc. (The) ........        410           24,383
                                                                          ----------
                                                                              72,826
                                                                          ----------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
  Duke Energy Corp. ....................................        132            4,105
                                                                          ----------
NETWORKING EQUIPMENT--1.7%
  Cisco Systems, Inc. (b) ..............................      4,320           60,264
                                                                          ----------
OFFICE SERVICES & SUPPLIES--0.2%
  Avery Dennison Corp. .................................        100            6,275
                                                                          ----------
OIL & GAS DRILLING--0.3%
  GlobalSantaFe Corp. ..................................        430           11,761
                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES--0.9%
  Baker Hughes, Inc. ...................................        480           15,979
  Schlumberger Ltd. ....................................        300           13,950
                                                                          ----------
                                                                              29,929
                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Anadarko Petroleum Corp. .............................        239           11,783
  Apache Corp. .........................................         80            4,599
  Devon Energy Corp. ...................................        130            6,406
  Unocal Corp. .........................................         80            2,955
                                                                          ----------
                                                                              25,743
                                                                          ----------
PACKAGED FOODS AND MEATS--0.2%
  J.M. Smucker Co. (The) ...............................          1               34
  Kellogg Co. ..........................................        160            5,738
  Kraft Foods, Inc. Class A ............................         50            2,047
                                                                          ----------
                                                                               7,819
                                                                          ----------
PAPER PRODUCTS--0.8%
  International Paper Co. ..............................        620           27,020
                                                                          ----------
PERSONAL PRODUCTS--0.8%
  Gillette Co. (The) ...................................        810           27,435
                                                                          ----------
PHARMACEUTICALS--9.0%
  Abbott Laboratories ..................................        600           22,590
  Allergan, Inc. .......................................        160           10,680
  Johnson & Johnson ....................................        630           32,924
  Lilly (Eli) & Co. ....................................        680           38,352
  Merck & Co., Inc. ....................................        300           15,192
  Pfizer, Inc. .........................................      3,420          119,700
  Pharmacia Corp. ......................................        230            8,613
  Wyeth ................................................      1,280           65,536
                                                                          ----------
                                                                             313,587
                                                                          ----------
PHOTOGRAPHIC PRODUCTS--0.2%
  Eastman Kodak Co. ....................................        220            6,417
                                                                          ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                             SHARES          VALUE
                                                             ------       ----------
PROPERTY & CASUALTY INSURANCE--1.6%
  Allstate Corp. (The) .................................        160       $    5,917
  Chubb Corp. (The) ....................................        240           16,992
  St. Paul Cos., Inc. (The) ............................        580           22,573
  Travelers Property Casualty Corp. Class A (b) ........        490            8,673
                                                                          ----------
                                                                              54,155
                                                                          ----------
PUBLISHING & PRINTING--2.5%
  Gannett Co., Inc. ....................................        490           37,191
  McGraw-Hill Cos., Inc. (The) .........................        160            9,552
  New York Times Co. (The) Class A .....................        640           32,960
  Tribune Co. ..........................................        120            5,220
                                                                          ----------
                                                                              84,923
                                                                          ----------
RAILROADS--0.4%
  Union Pacific Corp. ..................................        210           13,289
                                                                          ----------
SEMICONDUCTOR EQUIPMENT--0.4%
  Lam Research Corp. (b) ...............................         90            1,618
  Novellus Systems, Inc. (b) ...........................        340           11,560
                                                                          ----------
                                                                              13,178
                                                                          ----------
SEMICONDUCTORS--2.1%
  Analog Devices, Inc. (b) .............................        900           26,730
  Intel Corp. ..........................................        950           17,356
  Linear Technology Corp. ..............................        260            8,172
  Maxim Integrated Products, Inc. (b) ..................        150            5,750
  Texas Instruments, Inc. ..............................        690           16,353
                                                                          ----------
                                                                              74,361
                                                                          ----------
SOFT DRINKS--1.5%
  Coca-Cola Co. (The) ..................................        120            6,720
  PepsiCo, Inc. ........................................        950           45,790
                                                                          ----------
                                                                              52,510
                                                                          ----------
SPECIALTY CHEMICALS--0.1%
  Rohm & Haas Co. ......................................         60            2,429
                                                                          ----------
SYSTEMS SOFTWARE--4.1%
  Adobe Systems, Inc. ..................................        330            9,405
  Microsoft Corp. (b) ..................................      1,680           91,896
  Oracle Corp. (b) .....................................      3,100           29,357
  VERITAS Software Corp. (b) ...........................        560           11,082
                                                                          ----------
                                                                             141,740
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--0.3%
  Motorola, Inc. .......................................        720           10,382
                                                                          ----------
TOBACCO--1.6%
  Philip Morris Cos., Inc. .............................      1,300           56,784
                                                                          ----------
TOTAL COMMON STOCKS
  (Identified cost $3,391,141) ....................................        3,141,952
                                                                          ----------
FOREIGN COMMON STOCKS--5.2%

BREWERS--0.5%
  Diageo plc (United Kingdom) ..........................      1,360           17,662
                                                                          ----------
BROADCASTING & CABLE TV--0.1%
  News Corp. Ltd. (The) (Australia) ....................        490            2,663
                                                                          ----------

                                                             SHARES          VALUE
                                                             ------       ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Syngenta AG (Switzerland) ............................        230       $   13,825
                                                                          ----------
INTEGRATED OIL & GAS--1.1%
  BP plc ADR (United Kingdom) ..........................        650           32,818
  Encana Corp (Canada) .................................        130            3,992
                                                                          ----------
                                                                              36,810
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  BT Group plc (United Kingdom) ........................        600            2,305
                                                                          ----------
IT CONSULTING & SERVICES--0.5%
  Accenture Ltd. Class A (Bermuda) (b) .................        900           17,100
                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
  Encana Corp. (Canada) ................................        300            9,180
                                                                          ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
  TotalFinaElf SA (France) .............................         70           11,365
                                                                          ----------
PACKAGED FOODS AND MEATS--0.2%
  Unilever NV NY Registered Shares (Netherlands) .......        130            8,424
                                                                          ----------
PHARMACEUTICALS--0.4%
  Aventis SA (France) ..................................        140            9,921
  Glaxo Smithkline plc ADR (United Kingdom) ............        100            4,314
                                                                          ----------
                                                                              14,235
                                                                          ----------
PROPERTY & CASUALTY INSURANCE--0.4%
  ACE Ltd. (Bermuda) ...................................        120            3,792
  XL Capital Ltd. Class A (Bermuda) ....................        110            9,317
                                                                          ----------
                                                                              13,109
                                                                          ----------
RAILROADS--0.7%
  Canadian National Railway Co. (Canada) ...............        502           26,004
                                                                          ----------
SEMICONDUCTORS--0.1%
  STMicroelectronics NV (Switzerland) ..................        165            4,014
                                                                          ----------
TELECOMMUNICATIONS EQUIPMENT--0.1%
  Nokia Oyj ADR (Finland) ..............................        187            2,708
                                                                          ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $170,802) ......................................          179,404
                                                                          ----------
TOTAL LONG TERM INVESTMENTS--95.7%
  (Identified cost $3,561,943) ....................................        3,321,356
                                                                          ----------

                                                   STANDARD   PAR
                                                   & POOR'S  VALUE
                                                    RATING   (000)
                                                   --------  ------
SHORT-TERM OBLIGATIONS--4.8%
FEDERAL AGENCY SECURITIES--4.8%
  Fannie Mae 1.90%, 7/1/02 .......................    AAA      $167          167,000
                                                                          ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $167,000) ......................................          167,000
                                                                          ----------
TOTAL INVESTMENTS--100.5%
  (Identified Cost $3,728,943) ....................................        3,488,356(a)
  Other assets and liabilities, net--(0.5)% .......................          (16,988)
                                                                          ----------
NET ASSETS--100.0% ................................................       $3,471,368
                                                                          ==========

(a)  Federal  Income Tax  Information:  Net  unrealized  depreciation  of investment
     securities   is  comprised  of  gross   appreciation   of  $134,926  and  gross
     depreciation of $397,786 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $3,751,216.
(b)  Non-income producing.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $3,728,943) ........................     $3,488,356
Receivables
  Investment securities sold .......................................................         15,345
  Receivable from adviser ..........................................................          8,146
  Dividends ........................................................................          3,753
  Fund shares sold .................................................................            380
  Tax reclaim ......................................................................            209
                                                                                         ----------
    Total assets ...................................................................      3,516,189
                                                                                         ----------
LIABILITIES
Cash overdraft .....................................................................         11,189
Payables
  Fund shares repurchased ..........................................................             34
  Professional fee .................................................................         21,733
  Printing fee .....................................................................          5,285
  Financial agent fee ..............................................................          3,651
  Trustees' fee ....................................................................          1,721
Accrued expenses ...................................................................          1,208
                                                                                         ----------
    Total liabilities ..............................................................         44,821
                                                                                         ----------
NET ASSETS .........................................................................     $3,471,368
                                                                                         ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $3,837,922
  Undistributed net investment income ..............................................          8,341
  Accumulated net realized loss ....................................................       (134,323)
  Net unrealized depreciation ......................................................       (240,572)
                                                                                         ----------
NET ASSETS .........................................................................     $3,471,368
                                                                                         ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...        383,324
                                                                                         ==========
Net asset value and offering price per share .......................................          $9.06
                                                                                              =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ............................................................................         $  24,959
  Interest .............................................................................             1,246
  Foreign taxes withheld ...............................................................              (599)
                                                                                                 ---------
    Total investment income ............................................................            25,606
                                                                                                 ---------
EXPENSES
  Investment advisory fee ..............................................................            13,121
  Financial agent fee ..................................................................            21,509
  Professional .........................................................................            15,575
  Custodian ............................................................................            11,289
  Printing .............................................................................             3,766
  Trustees .............................................................................             3,455
  Miscellaneous ........................................................................             2,833
                                                                                                 ---------
    Total expenses .....................................................................            71,548
    Less expenses borne by investment adviser ..........................................           (54,630)
                                                                                                 ---------
    Net expenses .......................................................................            16,918
                                                                                                 ---------
NET INVESTMENT INCOME ..................................................................             8,688
                                                                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ......................................................          (133,656)
  Net realized loss on foreign currency transactions ...................................              (261)
  Net change in unrealized appreciation (depreciation) on investments ..................          (363,643)
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ..............................................................               157
                                                                                                 ---------
NET LOSS ON INVESTMENTS ................................................................          (497,403)
                                                                                                 ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         $(488,715)
                                                                                                 =========

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  SIX MONTHS
                                                                                                     ENDED        FROM INCEPTION
                                                                                                    6/30/02         10/29/01 TO
                                                                                                  (UNAUDITED)        12/31/01
                                                                                                  -----------     --------------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $    8,688       $    3,595
  Net realized gain (loss) ....................................................................      (133,917)           5,373
  Net change in unrealized appreciation (depreciation) ........................................      (363,486)         122,914
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................      (488,715)         131,882
                                                                                                   ----------       ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................        (4,575)              --
  Net realized short-term gains ...............................................................        (5,146)              --
                                                                                                   ----------       ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................        (9,721)              --
                                                                                                   ----------       ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (63,270 and 327,032 shares, respectively) .....................       632,523        3,277,340
  Net asset value of shares issued from reinvestment of distributions
    (1,072 and 0 shares, respectively) ........................................................         9,721               --
  Cost of shares repurchased (7,247 and 803 shares, respectively) .............................       (73,335)          (8,327)
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................       568,909        3,269,013
                                                                                                   ----------       ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................        70,473        3,400,895
NET ASSETS
  Beginning of period .........................................................................     3,400,895               --
                                                                                                   ----------       ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,341 AND $4,228,
    RESPECTIVELY) .............................................................................    $3,471,368       $3,400,895
                                                                                                   ==========       ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS
                                                   ENDED     FROM INCEPTION
                                                  6/30/02      10/29/01 TO
                                                (UNAUDITED)     12/31/01
                                                -----------  --------------
Net asset value, beginning of period ..........   $10.42         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................     0.02           0.01
  Net realized and unrealized gain (loss) .....    (1.36)          0.41
                                                  ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ..........    (1.34)          0.42
                                                  ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........    (0.01)            --
  Distributions from net realized gains .......    (0.01)            --
                                                  ------         ------
    TOTAL DISTRIBUTIONS .......................    (0.02)            --
                                                  ------         ------
CHANGE IN NET ASSET VALUE .....................    (1.36)          0.42
                                                  ------         ------
NET ASSET VALUE, END OF PERIOD ................   $ 9.06         $10.42
                                                  ======         ======
Total return ..................................   (12.88)%(3)      4.25%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......   $3,471         $3,401
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .......................     0.97%(2)       0.95%(2)(4)
  Net investment income (loss) ................     0.50%(2)       0.65%(2)
Portfolio turnover ............................       47%(3)          4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.09% and 7.34% for the periods ended June 30, 2002 and December 31, 2001, respectively.
(2)  Annualized.
(3)  Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES          VALUE
                                                             ------       -----------
COMMON STOCKS--84.4%
AEROSPACE & DEFENSE--1.1%
  Northrop Grumman Corp. ...............................        980       $   122,500
                                                                          -----------
AGRICULTURAL PRODUCTS--1.0%
  Archer-Daniels-Midland Co. ...........................      9,030           115,494
                                                                          -----------
ALUMINUM--1.8%
  Alcoa, Inc. ..........................................      6,160           204,204
                                                                          -----------
AUTO PARTS & EQUIPMENT--0.9%
  Delphi Corp. .........................................      7,940           104,808
                                                                          -----------
BANKS--10.4%
  Bank of America Corp. ................................      4,000           281,440
  Comerica, Inc. .......................................      1,000            61,400
  FleetBoston Financial Corp. ..........................      6,870           222,245
  Mellon Financial Corp. ...............................      4,380           137,663
  National City Corp. ..................................      3,930           130,673
  PNC Financial Services Group .........................        510            26,663
  SouthTrust Corp. .....................................      3,120            81,494
  SunTrust Banks, Inc. .................................      1,840           124,605
  Wachovia Corp. .......................................      3,680           140,502
                                                                          -----------
                                                                            1,206,685
                                                                          -----------
COMPUTER HARDWARE--0.5%
  International Business Machines Corp. ................        820            59,040
                                                                          -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.2%
  Caterpillar, Inc. ....................................        390            19,090
  Deere & Co. ..........................................      4,940           236,626
                                                                          -----------
                                                                              255,716
                                                                          -----------
DEPARTMENT STORES--2.5%
  Sears, Roebuck and Co. ...............................      5,440           295,392
                                                                          -----------
DIVERSIFIED FINANCIAL SERVICES--8.7%
  American Express Co. .................................      3,130           113,682
  Citigroup, Inc. ......................................     10,360           401,450
  Fannie Mae ...........................................      1,660           122,425
  Freddie Mac ..........................................      1,960           119,952
  Goldman Sachs Group, Inc. (The) ......................      2,060           151,101
  Merrill Lynch & Co., Inc. ............................      2,540           102,870
                                                                          -----------
                                                                            1,011,480
                                                                          -----------
DIVERSIFIED METALS & MINING--0.3%
  Phelps Dodge Corp. (b) ...............................        760            31,312
                                                                          -----------
ELECTRIC UTILITIES--3.4%
  Dominion Resources, Inc. .............................      1,370            90,694
  FPL Group, Inc. ......................................      1,440            86,386
  NSTAR ................................................      2,180            97,620
  Pinnacle West Capital Corp. ..........................      2,210            87,295
  TXU Corp. ............................................        620            31,961
                                                                          -----------
                                                                              393,956
                                                                          -----------
FOOTWEAR--0.3%
  NIKE, Inc. Class B ...................................        600            32,190
                                                                          -----------
GAS UTILITIES--3.1%
  KeySpan Corp. ........................................      1,740            65,511
  National Fuel Gas Co. ................................      3,690            83,062
  Nicor, Inc. ..........................................      2,230           102,022
  NiSource, Inc. .......................................      2,830            61,779
  WGL Holdings, Inc. ...................................      1,920            49,728
                                                                          -----------
                                                                              362,102
                                                                          -----------

                                                             SHARES          VALUE
                                                             ------       -----------
HOUSEHOLD PRODUCTS--3.1%
  Kimberly-Clark Corp. .................................      2,440       $   151,280
  Procter & Gamble Co. (The) ...........................      2,380           212,534
                                                                          -----------
                                                                              363,814
                                                                          -----------
INDUSTRIAL CONGLOMERATES--1.1%
  3M Co. ...............................................      1,080           132,840
                                                                          -----------
INDUSTRIAL GASES--2.0%
  Air Products and Chemicals, Inc. .....................      2,530           127,689
  Praxair, Inc. ........................................      1,900           108,243
                                                                          -----------
                                                                              235,932
                                                                          -----------
INDUSTRIAL MACHINERY--1.8%
  Danaher Corp. ........................................      1,320            87,582
  Illinois Tool Works, Inc. ............................        370            25,271
  ITT Industries, Inc. .................................         60             4,236
  Pall Corp. ...........................................      4,330            89,848
                                                                          -----------
                                                                              206,937
                                                                          -----------
INTEGRATED OIL & GAS--2.9%
  Exxon Mobil Corp. ....................................      8,200           335,544
                                                                          -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.8%
  AT&T Corp. ...........................................      8,660            92,662
  BellSouth Corp. ......................................      5,440           171,360
  Verizon Communications, Inc. .........................      1,540            61,831
                                                                          -----------
                                                                              325,853
                                                                          -----------
LIFE & HEALTH INSURANCE--1.0%
  MetLife, Inc. ........................................      4,120           118,656
                                                                          -----------
MOVIES & ENTERTAINMENT--2.3%
  Viacom, Inc. Class B (b) .............................      4,340           192,566
  Walt Disney Co. (The) ................................      4,090            77,301
                                                                          -----------
                                                                              269,867
                                                                          -----------
MULTI-LINE INSURANCE--1.0%
  Hartford Financial Services Group, Inc. (The) ........      1,970           117,156
                                                                          -----------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
  Energy East Corp. ....................................      2,590            58,534
                                                                          -----------
OIL & GAS DRILLING--0.4%
  Noble Corp. ..........................................      1,140            44,004
                                                                          -----------
OIL & GAS EQUIPMENT & SERVICES--0.9%
  Schlumberger Ltd. ....................................      2,290           106,485
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION--4.7%
  Anadarko Petroleum Corp. .............................      2,190           107,967
  Apache Corp. .........................................      2,762           158,760
  Devon Energy Corp. ...................................      1,980            97,574
  Unocal Corp. .........................................      4,850           179,159
                                                                          -----------
                                                                              543,460
                                                                          -----------
PACKAGED FOODS AND MEATS--2.5%
  J.M. Smucker Co. (The) ...............................      1,359            46,398
  Kellogg Co. ..........................................      6,690           239,903
                                                                          -----------
                                                                              286,301
                                                                          -----------
PAPER PRODUCTS--1.7%
  International Paper Co. ..............................      4,390           191,316
                                                                          -----------
PERSONAL PRODUCTS--0.8%
  Gillette Co. (The) ...................................      2,730            92,465
                                                                          -----------

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

                                                             SHARES          VALUE
                                                             ------       -----------
PHARMACEUTICALS--5.5%
  Abbott Laboratories ..................................      3,920       $   147,588
  Merck & Co., Inc. ....................................      2,590           131,158
  Pfizer, Inc. .........................................      5,850           204,750
  Wyeth ................................................      3,090           158,208
                                                                          -----------
                                                                              641,704
                                                                          -----------
PHOTOGRAPHIC PRODUCTS--0.8%
  Eastman Kodak Co. ....................................      3,180            92,761
                                                                          -----------
PROPERTY & CASUALTY INSURANCE--3.3%
  Allstate Corp. (The) .................................      4,940           182,681
  Chubb Corp. (The) ....................................      1,160            82,128
  SAFECO Corp. .........................................      1,850            57,146
  St. Paul Cos., Inc. (The) ............................      1,530            59,548
                                                                          -----------
                                                                              381,503
                                                                          -----------
PUBLISHING & PRINTING--2.5%
  Gannett Co., Inc. ....................................      2,450           185,955
  Tribune Co. ..........................................      2,400           104,400
                                                                          -----------
                                                                              290,355
                                                                          -----------
REITS--0.5%
  Equity Office Properties Trust .......................      2,000            60,200
                                                                          -----------
SEMICONDUCTORS--1.0%
  Analog Devices, Inc. (b) .............................      1,150            34,155
  Intel Corp. ..........................................      3,160            57,733
  Texas Instruments, Inc. ..............................      1,060            25,122
                                                                          -----------
                                                                              117,010
                                                                          -----------
SOFT DRINKS--1.4%
  PepsiCo, Inc. ........................................      3,290           158,578
                                                                          -----------
SPECIALTY CHEMICALS--0.9%
  PPG Industries, Inc. .................................      1,670           103,373
                                                                          -----------
SYSTEMS SOFTWARE--0.6%
  Oracle Corp. (b) .....................................      7,340            69,510
                                                                          -----------
TOBACCO--2.1%
  Philip Morris Cos., Inc. .............................      5,440           237,619
                                                                          -----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  AT&T Wireless Services, Inc. (b) .....................      2,520            14,742
                                                                          -----------
TOTAL COMMON STOCKS
  (Identified cost $9,967,792) ....................................         9,791,398
                                                                          -----------
FOREIGN COMMON STOCKS--10.0%
ALUMINUM--0.5%
  Alcan, Inc. (Canada) .................................      1,520            57,030
                                                                          -----------
BREWERS--0.6%
  Diageo plc (United Kingdom) ..........................      5,650            73,378
                                                                          -----------
ELECTRIC UTILITIES--0.3%
  National Grid plc (United Kingdom) ...................      4,440            31,539
                                                                          -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--2.0%
  Syngenta AG (Switzerland) ............................      3,760           226,007
                                                                          -----------
INDUSTRIAL GASES--1.0%
  Akzo Nobel NV (Netherlands) ..........................      2,790           121,489
                                                                          -----------
INTEGRATED OIL & GAS--2.0%
  BP plc ADR (United Kingdom) ..........................      3,340           168,637
  TotalFinaELF SA  ADR (France) ........................        790            63,911
                                                                          -----------
                                                                              232,548
                                                                          -----------


                                                             SHARES          VALUE
                                                             ------       -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
  BT Group plc (United Kingdom) ........................     11,000       $    42,254
                                                                          -----------
IT CONSULTING & SERVICES--0.4%
  Accenture Ltd. Class A (Bermuda) (b) .................      2,550            48,450
                                                                          -----------
PHARMACEUTICALS--0.5%
  GlaxoSmithKline plc (United Kingdom) .................      2,640            57,063
                                                                          -----------
PUBLISHING & PRINTING--1.0%
  Reed Elsevier plc (United Kingdom) ...................     12,060           114,620
                                                                          -----------
RAILROADS--1.3%
  Canadian National Railway Co. (Canada) ...............      2,924           151,463
                                                                          -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,112,128) ....................................         1,155,841
                                                                          -----------
CONVERTIBLE PREFERRED STOCKS--3.5%
AEROSPACE & DEFENSE--0.6%
  Northrop Grumman Corp. Cv. Pfd. 7.25% ................        510            67,580
                                                                          -----------
AUTOMOBILE MANUFACTURERS--0.5%
  General Motors Corp. Cv. Pfd. 5.25% ..................      2,070            54,379
                                                                          -----------
ELECTRIC UTILITIES--0.5%
  TXU Corp. Cv. Pfd. 8.75% .............................      1,090            59,089
                                                                          -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
  Alltel Corp. Cv. Pfd. 7.75% ..........................        780            37,860
                                                                          -----------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
  Williams Companies,Inc. Cv. Pfd. 9% ..................        980            12,328
                                                                          -----------
PROPERTY & CASUALTY INSURANCE--0.3%
  Travelers Property Casualty Corp. Cv. Pfd. 4.50% .....      1,330            31,455
                                                                          -----------
TELECOMMUNICATIONS EQUIPMENT--1.2%
  Motorola, Inc. Cv. Pfd. 7% ...........................      3,120           143,114
                                                                          -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $414,554) ......................................           405,805
                                                                          -----------
TOTAL LONG-TERM INVESTMENTS--97.9%
  (Identified cost $11,494,474) ...................................        11,353,044
                                                                          -----------

                                                  STANDARD    PAR
                                                  & POOR'S   VALUE
                                                   RATING    (000)
                                                  --------   -----
SHORT-TERM OBLIGATIONS--4.9%
FEDERAL AGENCY SECURITIES--4.9%
  Fannie Mae 1.90%, 7/1/02 .....................     AAA       $572           572,000
                                                                          -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $572,000) ......................................           572,000
                                                                          -----------
TOTAL INVESTMENTS--102.8%
  (Identified cost $12,066,474) ...................................        11,925,044(a)
  Other assets and liabilities, net--(2.8)% .......................          (330,437)
                                                                          -----------
NET ASSETS--100.0% ................................................       $11,594,607
                                                                          ===========

(a)  Federal  Income Tax  Information:  Net  unrealized  depreciation  of  investment securities is comprised of gross appreciation of $446,531 and gross depreciation of $624,246 for federal  income tax  purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $12,102,759.
(b)  Non-income producing.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $12,066,474) .......................     $11,925,044
Cash ...............................................................................       1,434,762
Receivables
  Fund shares sold .................................................................          50,985
  Investment securities sold .......................................................          32,236
  Dividends ........................................................................          18,187
  Receivable from adviser ..........................................................           4,082
                                                                                         -----------
    Total assets ...................................................................      13,465,296
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................       1,840,050
  Fund shares repurchased ..........................................................             326
  Professional fee .................................................................          20,404
  Financial agent fee ..............................................................           3,800
  Printing fee .....................................................................           2,569
  Trustees' fee ....................................................................           2,192
Accrued expenses ...................................................................           1,348
                                                                                         -----------
    Total liabilities ..............................................................       1,870,689
                                                                                         -----------
NET ASSETS .........................................................................     $11,594,607
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $11,794,976
  Undistributed net investment income ..............................................          34,536
  Accumulated net realized loss ....................................................         (93,695)
  Net unrealized depreciation ......................................................        (141,210)
                                                                                         -----------
NET ASSETS .........................................................................     $11,594,607
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       1,138,233
                                                                                         ===========
Net asset value and offering price per share .......................................          $10.19
                                                                                              ======

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $  78,666
  Interest .........................................................................         2,915
  Foreign taxes withheld ...........................................................        (1,154)
                                                                                         ---------
    Total investment income ........................................................        80,427
                                                                                         ---------
EXPENSES
  Investment advisory fee ..........................................................        26,719
  Financial agent fee ..............................................................        22,774
  Custodian ........................................................................        18,226
  Professional .....................................................................        14,786
  Printing .........................................................................         3,859
  Trustees .........................................................................         3,464
  Miscellaneous ....................................................................         2,834
                                                                                         ---------
    Total expenses .................................................................        92,662
    Less expenses borne by investment adviser ......................................       (58,020)
    Custodian fees paid indirectly .................................................            (1)
                                                                                         ---------
    Net expenses ...................................................................        34,641
                                                                                         ---------
NET INVESTMENT INCOME ..............................................................        45,786
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (93,207)
  Net realized gain on foreign currency transactions ...............................            38
  Net change in unrealized appreciation (depreciation) on investments ..............      (324,636)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency transactions ..................................................           542
                                                                                         ---------
NET LOSS ON INVESTMENTS ............................................................      (417,263)
                                                                                         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(371,477)
                                                                                         =========

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS
                                                                                              ENDED              FROM INCEPTION
                                                                                             6/30/02              10/29/01 TO
                                                                                           (UNAUDITED)              12/31/01
                                                                                           -----------           --------------
FROM OPERATIONS
  Net investment income (loss) ..................................................          $    45,786            $     8,591
  Net realized gain (loss) ......................................................              (93,169)                 9,765
  Net change in unrealized appreciation (depreciation) ..........................             (324,094)               182,884
                                                                                           -----------            -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................             (371,477)               201,240
                                                                                           -----------            -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................              (11,250)                (8,371)
  Net realized short-term gains .................................................              (10,462)                   (49)
                                                                                           -----------            -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................              (21,712)                (8,420)
                                                                                           -----------            -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (754,529 and 447,287 shares, respectively) ......            7,937,342              4,527,099
  Net asset value of shares issued from reinvestment of distributions (2,145 and
    798 shares, respectively) ...................................................               21,712                  8,420
  Cost of shares repurchased (63,106 and 3,420 shares, respectively) ............             (664,163)               (35,434)
                                                                                           -----------            -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................            7,294,891              4,500,085
                                                                                           -----------            -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................            6,901,702              4,692,905
NET ASSETS
  Beginning of period ...........................................................            4,692,905                     --
                                                                                           -----------            -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $34,536 AND $0,
    RESPECTIVELY) ...............................................................          $11,594,607            $ 4,692,905
                                                                                           ===========            ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                              SIX MONTHS
                                                 ENDED       FROM INCEPTION
                                                6/30/02        10/29/01 TO
                                              (UNAUDITED)       12/31/01
                                              -----------    --------------
Net asset value, beginning of period ........    $10.55          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............      0.04            0.02
  Net realized and unrealized gain (loss) ...     (0.38)           0.55
                                                 ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ........     (0.34)           0.57
                                                 ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ......     (0.01)          (0.02)
  Distributions from net realized gains .....     (0.01)             --(5)
                                                 ------          ------
    TOTAL DISTRIBUTIONS .....................     (0.02)          (0.02)
                                                 ------          ------
CHANGE IN NET ASSET VALUE ...................     (0.36)           0.55
                                                 ------          ------
NET ASSET VALUE, END OF PERIOD ..............    $10.19          $10.55
                                                 ======          ======
Total return ................................     (3.29)%(3)       5.73%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....   $11,595          $4,693
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .....................      0.97%(2)(4)     0.95%(2)(4)
  Net investment income .....................      1.29%(2)        1.33%(2)
Portfolio turnover ..........................        22%(3)           9%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.60% and 6.43% for the periods ended June 30, 2002 and December 31, 2001.
(2)  Annualized.
(3)  Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)  Amount is less than $0.01.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                 SHARES         VALUE
                                                                --------    -----------
COMMON STOCKS--96.2%
ADVERTISING--0.1%
  Omnicom Group, Inc. .....................................        1,400    $     64,120
                                                                            ------------
AEROSPACE & DEFENSE--2.4%
  Boeing Co. (The) ........................................       16,800         756,000
  General Dynamics Corp. ..................................        3,800         404,130
  Honeywell International, Inc. ...........................       12,200         429,806
  Lockheed Martin Corp. ...................................        2,400         166,800
  United Technologies Corp. ...............................       10,800         733,320
                                                                            ------------
                                                                               2,490,056
                                                                            ------------
ALTERNATIVE CARRIERS--0.2%
  Commonwealth Telephone Enterprises, Inc. (b) ............        4,000         160,960
                                                                            ------------
ALUMINUM--0.4%
  Alcoa, Inc. .............................................       12,300         407,745
                                                                            ------------
APPAREL RETAIL--0.4%
  Foot Locker, Inc. (b) ...................................       14,300         206,635
  Limited Brands ..........................................       10,800         230,040
                                                                            ------------
                                                                                 436,675
                                                                            ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
  Jones Apparel Group, Inc. (b) ...........................       10,500         393,750
  Liz Claiborne, Inc. .....................................        9,500         302,100
  Polo Ralph Lauren Corp. (b) .............................        3,900          87,360
  Tommy Hilfiger Corp. (b) ................................       19,500         279,240
                                                                            ------------
                                                                               1,062,450
                                                                            ------------
APPLICATION SOFTWARE--0.9%
  Fair, Isaac and Co., Inc. ...............................       11,500         378,005
  Intuit, Inc. (b) ........................................        5,200         258,544
  NetIQ Corp. (b) .........................................       10,000         226,300
  PeopleSoft, Inc. (b) ....................................        3,700          55,056
                                                                            ------------
                                                                                 917,905
                                                                            ------------
AUTO PARTS & EQUIPMENT--0.4%
  Delphi Corp. ............................................       13,700         180,840
  Johnson Controls, Inc. ..................................        3,000         244,830
                                                                            ------------
                                                                                 425,670
                                                                            ------------
AUTOMOBILE MANUFACTURERS--0.7%
  Ford Motor Co. ..........................................       23,500         376,000
  General Motors Corp. ....................................        6,800         363,460
                                                                            ------------
                                                                                 739,460
                                                                            ------------
BANKS--6.9%
  Astoria Financial Corp. .................................       12,600         403,830
  Bank of America Corp. ...................................       25,200       1,773,072
  Bank of New York Co., Inc. (The) ........................        2,400          81,000
  Bank One Corp. ..........................................       15,000         577,200
  Comerica, Inc. ..........................................        9,200         564,880
  First Tennessee National Corp. ..........................       15,000         574,500
  FleetBoston Financial Corp. .............................       28,000         905,800
  Hibernia Corp. Class A ..................................       12,200         241,438
  KeyCorp .................................................       13,700         374,010
  SunTrust Banks, Inc. ....................................        7,000         474,040
  U.S. Bancorp ............................................       17,600         410,960
  United Bankshares, Inc. .................................        6,900         202,722
  Wachovia Corp. ..........................................       13,100         500,158
                                                                            ------------
                                                                               7,083,610
                                                                            ------------
BIOTECHNOLOGY--0.3%
  Charles River Laboratories International, Inc. (b) ......        7,600         266,380
                                                                            ------------
BREWERS--0.2%
  Coors (Adolph) Co. Class B ..............................        2,800         174,440
                                                                            ------------

                                                                 SHARES         VALUE
                                                                --------    -----------
BROADCASTING & CABLE TV--0.1%
  Clear Channel Communications, Inc. (b) ..................        4,000    $    128,080
                                                                            ------------
CASINOS & GAMING--0.5%
  Aztar Corp. (b) .........................................       13,500         280,800
  MGM MIRAGE (b) ..........................................        7,600         256,500
                                                                            ------------
                                                                                 537,300
                                                                            ------------
COMMODITY CHEMICALS--0.2%
  Lyondell Chemical Co. ...................................       11,100         167,610
                                                                            ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
  Best Buy Co., Inc. (b) ..................................        5,050         183,315
  Circuit City Stores-Circuit City Group ..................        6,600         123,750
  RadioShack Corp. ........................................        5,300         159,318
                                                                            ------------
                                                                                 466,383
                                                                            ------------
COMPUTER HARDWARE--2.9%
  Apple Computer, Inc. (b) ................................       10,600         187,832
  Dell Computer Corp. (b) .................................       23,300         609,062
  Hewlett-Packard Co. .....................................       55,874         853,755
  International Business Machines Corp. ...................       17,800       1,281,600
                                                                            ------------
                                                                               2,932,249
                                                                            ------------
COMPUTER STORAGE & PERIPHERALS--0.2%
  EMC Corp. (b) ...........................................       29,500         222,725
                                                                            ------------
CONSTRUCTION & ENGINEERING--0.3%
  Shaw Group, Inc. (The) (b) ..............................        9,600         294,720
                                                                            ------------
CONSUMER FINANCE--0.6%
  MBNA Corp. ..............................................       19,200         634,944
                                                                            ------------
DATA PROCESSING SERVICES--0.2%
  First Data Corp. ........................................        6,200         230,640
                                                                            ------------
DEPARTMENT STORES--1.4%
  Federated Department Stores, Inc. (b) ...................        8,300         329,510
  May Department Stores Co. (The) .........................        9,500         312,835
  Penney (J.C.) Co., Inc. .................................       17,000         374,340
  Sears, Roebuck and Co. ..................................        8,300         450,690
                                                                            ------------
                                                                               1,467,375
                                                                            ------------
DIVERSIFIED CHEMICALS--0.7%
  Dow Chemical Co. (The) ..................................        9,100         312,858
  Du Pont (E.I.) de Nemours & Co. .........................        9,200         408,480
                                                                            ------------
                                                                                 721,338
                                                                            ------------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  Cendant Corp. (b) .......................................       22,400         355,712
                                                                            ------------
DIVERSIFIED FINANCIAL SERVICES--7.6%
  Ambac Financial Group, Inc. .............................        7,400         497,280
  American Express Co. ....................................       13,700         497,584
  Citigroup, Inc. .........................................       59,200       2,294,000
  Fannie Mae ..............................................       11,100         818,625
  Freddie Mac .............................................        7,800         477,360
  Goldman Sachs Group, Inc. (The) .........................        2,900         212,715
  J.P. Morgan Chase & Co. .................................       36,000       1,221,120
  Merrill Lynch & Co., Inc. ...............................       16,900         684,450
  Morgan Stanley ..........................................       24,100       1,038,228
                                                                            ------------
                                                                               7,741,362
                                                                            ------------
ELECTRIC UTILITIES--2.2%
  Alliant Energy Corp. ....................................       11,900         305,830
  Edison International (b) ................................       11,800         200,600
  Entergy Corp. ...........................................       15,500         657,820
  PPL Corp. ...............................................        9,900         327,492
  Reliant Energy, Inc. ....................................       21,200         358,280
  TXU Corp. ...............................................        8,700         448,485
                                                                            ------------
                                                                               2,298,507
                                                                            ------------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                 SHARES         VALUE
                                                                --------    -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
  Energizer Holding, Inc. (b) .............................        4,600    $    126,132
                                                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
  Tech Data Corp. (b) .....................................        5,500         208,175
                                                                            ------------
EXCHANGE TRADED FUNDS--4.0%
  SPDR Trust Series I .....................................       41,400       4,096,944
                                                                            ------------
FOOD DISTRIBUTORS--0.2%
  SUPERVALU, Inc. .........................................        7,200         176,616
                                                                            ------------
FOREST PRODUCTS--0.2%
  Louisiana-Pacific Corp. .................................       16,500         174,735
                                                                            ------------
GAS UTILITIES--0.9%
  Nicor, Inc. .............................................        3,400         155,550
  Sempra Energy ...........................................       32,800         725,864
                                                                            ------------
                                                                                 881,414
                                                                            ------------
GENERAL MERCHANDISE STORES--2.4%
  Costco Wholesale Corp. (b) ..............................        5,900         227,858
  Target Corp. ............................................        9,500         361,950
  Wal-Mart Stores, Inc. ...................................       33,900       1,864,839
                                                                            ------------
                                                                               2,454,647
                                                                            ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.5%
  Cardinal Health, Inc. ...................................        4,300         264,063
  McKesson Corp. ..........................................        6,300         206,010
                                                                            ------------
                                                                                 470,073
                                                                            ------------
HEALTH CARE EQUIPMENT--1.2%
  Bard (C.R.), Inc. .......................................        4,000         226,320
  Bio-Rad Laboratories, Inc. Class A (b) ..................       11,000         500,610
  St. Jude Medical, Inc. (b) ..............................        6,100         450,485
                                                                            ------------
                                                                               1,177,415
                                                                            ------------
HOME IMPROVEMENT RETAIL--1.0%
  Home Depot, Inc. (The) ..................................       19,400         712,562
  Lowe's Cos., Inc. .......................................        7,300         331,420
                                                                            ------------
                                                                               1,043,982
                                                                            ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
  Starwood Hotels & Resorts Worldwide, Inc. ...............        6,200         203,918
                                                                            ------------
HOUSEHOLD APPLIANCES--0.2%
  Stanley Works (The) .....................................        5,700         233,757
                                                                            ------------
HOUSEHOLD PRODUCTS--2.2%
  Clorox Co. (The) ........................................        8,000         330,800
  Dial Corp. (The) ........................................       10,000         200,200
  Kimberly-Clark Corp. ....................................        4,900         303,800
  Procter & Gamble Co. (The) ..............................       15,800       1,410,940
                                                                            ------------
                                                                               2,245,740
                                                                            ------------
HOUSEWARES & SPECIALTIES--0.6%
  Fortune Brands, Inc. ....................................        7,200         403,200
  Tupperware Corp. ........................................       12,300         255,717
                                                                            ------------
                                                                                 658,917
                                                                            ------------
INDUSTRIAL CONGLOMERATES--4.1%
  3M Co. ..................................................        4,100         504,300
  General Electric Co. ....................................      116,900       3,395,945
  Tyco International Ltd. .................................       22,500         303,975
                                                                            ------------
                                                                               4,204,220
                                                                            ------------
INDUSTRIAL MACHINERY--0.3%
  ITT Industries, Inc. ....................................        3,900         275,340
                                                                            ------------
INSURANCE BROKERS--0.3%
  Gallagher (Arthur J.) & Co. .............................        8,000         277,200
                                                                            ------------

                                                                 SHARES         VALUE
                                                                --------    -----------
INTEGRATED OIL & GAS--5.7%
  ChevronTexaco Corp. .....................................       13,200    $  1,168,200
  Conoco, Inc. ............................................        9,200         255,760
  Equitable Resources, Inc. ...............................        8,900         305,270
  Exxon Mobil Corp. .......................................       70,600       2,888,952
  Occidental Petroleum Corp. ..............................       39,200       1,175,608
                                                                            ------------
                                                                               5,793,790
                                                                            ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.9%
  ALLTEL Corp. ............................................       12,500         587,500
  AT&T Corp. ..............................................       22,600         241,820
  BellSouth Corp. .........................................       32,400       1,020,600
  SBC Communications, Inc. ................................       29,400         896,700
  Sprint Corp. (FON Group) ................................       10,000         106,100
  Verizon Communications, Inc. ............................       27,300       1,096,095
                                                                            ------------
                                                                               3,948,815
                                                                            ------------
IT CONSULTING & SERVICES--1.1%
  Computer Sciences Corp. (b) .............................       15,400         736,120
  Electronic Data Systems Corp. ...........................       10,200         378,930
                                                                            ------------
                                                                               1,115,050
                                                                            ------------
LIFE & HEALTH INSURANCE--0.9%
  Lincoln National Corp. ..................................       16,300         684,600
  MetLife, Inc. ...........................................        8,400         241,920
                                                                            ------------
                                                                                 926,520
                                                                            ------------
MANAGED HEALTH CARE--2.8%
  CIGNA Corp. .............................................        5,300         516,326
  Oxford Health Plans, Inc. (b) ...........................       13,700         636,502
  UnitedHealth Group, Inc. ................................       10,300         942,965
  WellPoint Health Networks, Inc. (b) .....................       10,200         793,662
                                                                            ------------
                                                                               2,889,455
                                                                            ------------
MOVIES & ENTERTAINMENT--1.8%
  AOL Time Warner, Inc. (b) ...............................       55,200         811,992
  Viacom, Inc. Class B (b) ................................       19,700         874,089
  Walt Disney Co. (The) ...................................       10,400         196,560
                                                                            ------------
                                                                               1,882,641
                                                                            ------------
MULTI-LINE INSURANCE--1.9%
  American International Group, Inc. ......................       29,000       1,978,670
                                                                            ------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
  Energy East Corp. .......................................       14,600         329,960
                                                                            ------------
NETWORKING EQUIPMENT--1.2%
  Cisco Systems, Inc. (b) .................................       88,400       1,233,180
                                                                            ------------
OFFICE SERVICES & SUPPLIES--0.3%
  Pitney Bowes, Inc. ......................................        7,100         282,012
                                                                            ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
  Schlumberger Ltd. .......................................        1,900          88,350
                                                                            ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Unocal Corp. ............................................        4,500         166,230
                                                                            ------------
PACKAGED FOODS AND MEATS--1.8%
  ConAgra Foods, Inc. .....................................       22,800         630,420
  Dole Food Co., Inc. .....................................        6,900         199,065
  Fresh Del Monte Produce, Inc. ...........................       13,700         342,500
  Kellogg Co. .............................................        6,700         240,262
  McCormick & Co., Inc. ...................................       18,400         473,800
                                                                            ------------
                                                                               1,886,047
                                                                            ------------
PAPER PRODUCTS--0.4%
  Georgia-Pacific Corp. ...................................        6,900         169,602
  International Paper Co. .................................        6,500         283,270
                                                                            ------------
                                                                                 452,872
                                                                            ------------

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                 SHARES         VALUE
                                                                --------    -----------
PHARMACEUTICALS--10.3%
  Abbott Laboratories .....................................       15,900    $    598,635
  Bristol-Myers Squibb Co. ................................       21,200         544,840
  Forest Laboratories, Inc. (b) ...........................        5,200         368,160
  Johnson & Johnson .......................................       41,000       2,142,660
  Lilly (Eli) & Co. .......................................       12,200         688,080
  Medicis Pharmaceutical Corp. Class A (b) ................        5,800         248,008
  Merck & Co., Inc. .......................................       24,100       1,220,424
  Mylan Laboratories, Inc. ................................       19,000         595,650
  Pfizer, Inc. ............................................       70,200       2,457,000
  Pharmacia Corp. .........................................       13,700         513,065
  Schering-Plough Corp. ...................................       20,200         496,920
  Wyeth ...................................................       13,900         711,680
                                                                            ------------
                                                                              10,585,122
                                                                            ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  MGIC Investment Corp. ...................................        3,100         210,180
  PMI Group, Inc. (The) ...................................        6,400         244,480
  Radian Group, Inc. ......................................        4,000         195,400
                                                                            ------------
                                                                                 650,060
                                                                            ------------
RAILROADS--0.5%
  Union Pacific Corp. .....................................        8,100         512,568
                                                                            ------------
SEMICONDUCTOR EQUIPMENT--0.7%
  Applied Materials, Inc. (b) .............................       21,600         410,832
  KLA-Tencor Corp. (b) ....................................        4,000         175,960
  Lam Research Corp. (b) ..................................        9,100         163,618
                                                                            ------------
                                                                                 750,410
                                                                            ------------
SEMICONDUCTORS--2.3%
  Altera Corp. (b) ........................................       11,200         152,320
  Analog Devices, Inc. (b) ................................        5,000         148,500
  Intel Corp. .............................................       69,500       1,269,765
  Micron Technology, Inc. (b) .............................        5,900         119,298
  Texas Instruments, Inc. .................................       17,900         424,230
  Xilinx, Inc. (b) ........................................        9,300         208,599
                                                                            ------------
                                                                               2,322,712
                                                                            ------------
SOFT DRINKS--1.6%
  Coca-Cola Co. (The) .....................................       10,100         565,600
  Pepsi Bottling Group, Inc. (The) ........................        6,500         200,200
  PepsiCo, Inc. ...........................................       19,100         920,620
                                                                            ------------
                                                                               1,686,420
                                                                            ------------
SPECIALTY CHEMICALS--0.2%
  RPM, Inc. ...............................................       15,200         231,800
                                                                            ------------
SPECIALTY STORES--0.6%
  Office Depot, Inc. (b) ..................................       12,800         215,040
  Pier 1 Imports, Inc. ....................................        8,200         172,200
  Tiffany & Co. ...........................................        3,800         133,760
  Zale Corp. (b) ..........................................        2,700          97,875
                                                                            ------------
                                                                                 618,875
                                                                            ------------
SYSTEMS SOFTWARE--4.3%
  Adobe Systems, Inc. .....................................        4,300         122,550
  Computer Associates International, Inc. .................       16,700         265,363
  Microsoft Corp. (b) .....................................       59,100       3,232,770
  Oracle Corp. (b) ........................................       53,400         505,698
  VERITAS Software Corp. (b) ..............................       12,800         253,312
                                                                            ------------
                                                                               4,379,693
                                                                            ------------

                                                                 SHARES         VALUE
                                                                --------    -----------
TELECOMMUNICATIONS EQUIPMENT--1.0%
  Harris Corp. ............................................       13,500    $    489,240
  Motorola, Inc. ..........................................       19,500         281,190
  QUALCOMM, Inc. (b) ......................................        7,000         192,430
  Scientific-Atlanta, Inc. ................................        5,400          88,830
                                                                            ------------
                                                                               1,051,690
                                                                            ------------
TOBACCO--1.4%
  Philip Morris Cos., Inc. ................................       33,100       1,445,808
                                                                            ------------
TOTAL COMMON STOCKS
  (Identified cost $108,281,012) .......................................      98,546,391
                                                                            ------------
FOREIGN COMMON STOCKS--2.0%
AUTO PARTS & EQUIPMENT--0.3%
  Magna International, Inc. Class A (Canada) ..............        4,200         289,170
                                                                            ------------
INTEGRATED OIL & GAS--1.0%
  Royal Dutch Petroleum Co. NY Registered Shares
    (Netherlands) .........................................       19,600       1,083,292
                                                                            ------------
PACKAGED FOODS AND MEATS--0.6%
  Unilever NV NY Registered Shares (Netherlands) ..........        9,300         602,640
                                                                            ------------
TELECOMMUNICATIONS EQUIPMENT--0.1%
  Garmin Ltd. (Cayman Islands) (b) ........................        5,500         121,275
                                                                            ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,003,218) .........................................       2,096,377
                                                                            ------------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $110,284,230) .......................................     100,642,768
                                                                            ------------

                                                       STANDARD     PAR
                                                       & POOR'S    VALUE
                                                        RATING     (000)
                                                       --------    -----
SHORT-TERM OBLIGATIONS--2.0%
COMMERCIAL PAPER--1.0%
  Emerson Electric Co. 2%, 7/1/02 ....................    A-1     $  680         679,924
  Receivables Capital Corp. 1.90%, 7/1/02 ............    A-1        330         329,965
                                                                            ------------
                                                                               1,009,889
                                                                            ------------
FEDERAL AGENCY SECURITIES--1.0%
  Federal Home Loan Bank 1.73%, 7/11/02 ..............    AAA        990         989,429
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,999,524) .........................................       1,999,318
                                                                            ------------
TOTAL INVESTMENTS--100.2%
  (Identified Cost $112,283,754) .......................................     102,642,086(a)
  Other assets and liabilities, net--(0.2)% ............................        (206,196)
                                                                            ------------
NET ASSETS--100.0% .....................................................    $102,435,890
                                                                            ============

(a)  Federal  Income  Tax  Information:   Net  unrealized   depreciation  of  investment
     securities is comprised of gross  appreciation of $9,955,648 and gross depreciation of  $20,380,094  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $113,066,532.
(b)  Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $112,283,754) ......................     $102,642,086
Cash ...............................................................................              226
Receivables
  Investment securities sold .......................................................          293,669
  Dividends and interest ...........................................................          154,269
  Fund shares sold .................................................................           16,045
                                                                                         ------------
    Total assets ...................................................................      103,106,295
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................          405,300
  Fund shares repurchased ..........................................................           96,460
  Printing fee .....................................................................           69,896
  Investment advisory fee ..........................................................           63,902
  Professional fee .................................................................           16,930
  Financial agent fee ..............................................................           10,927
  Trustees' fee ....................................................................            3,647
Accrued expenses ...................................................................            3,343
                                                                                         ------------
    Total liabilities ..............................................................          670,405
                                                                                         ------------
NET ASSETS .........................................................................     $102,435,890
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $121,562,023
  Undistributed net investment income ..............................................          254,969
  Accumulated net realized loss ....................................................       (9,739,434)
  Net unrealized depreciation ......................................................       (9,641,668)
                                                                                         ------------
NET ASSETS .........................................................................     $102,435,890
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       10,316,051
                                                                                         ============
Net asset value and offering price per share .......................................            $9.93
                                                                                                =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    888,495
  Interest .........................................................................           20,675
  Foreign taxes withheld ...........................................................           (4,370)
                                                                                         ------------
    Total investment income ........................................................          904,800
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................          393,489
  Financial agent fee ..............................................................           66,790
  Printing .........................................................................           19,093
  Professional .....................................................................           15,438
  Custodian ........................................................................           10,833
  Trustees .........................................................................            3,386
  Miscellaneous ....................................................................            5,085
                                                                                         ------------
    Total expenses .................................................................          514,114
    Less expenses borne by investment adviser ......................................             (621)
    Custodian fees paid indirectly .................................................               (2)
                                                                                         ------------
    Net expenses ...................................................................          513,491
                                                                                         ------------
NET INVESTMENT INCOME ..............................................................          391,309
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (5,566,921)
  Net change in unrealized appreciation (depreciation) on investments ..............       (9,885,363)
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (15,452,284)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(15,060,975)
                                                                                         ============

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/01
                                                                                                     -----------    ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   391,309    $    741,811
  Net realized gain (loss) ......................................................................     (5,566,921)     (3,857,903)
  Net change in unrealized appreciation (depreciation) ..........................................     (9,885,363)     (6,712,958)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................    (15,060,975)     (9,829,050)
                                                                                                     -----------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................       (308,775)       (580,441)
  Net realized long-term gains ..................................................................             --        (265,628)
                                                                                                     -----------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (308,775)       (846,069)
                                                                                                     -----------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,517,862 and 3,808,993 shares, respectively) ..................     16,718,691      44,476,346
  Net asset value of shares issued from reinvestment of distributions (31,116 and 71,582 shares,
    respectively) ...............................................................................        308,775         846,069
  Cost of shares repurchased (1,368,603 and 2,726,595 shares, respectively) .....................    (14,962,245)    (31,396,116)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      2,065,221      13,926,299
                                                                                                     -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................    (13,304,529)      3,251,180
NET ASSETS
  Beginning of period ...........................................................................    115,740,419     112,489,239
                                                                                                     -----------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $254,969 AND $172,435,
    RESPECTIVELY) ...............................................................................    $102,435,890   $115,740,419
                                                                                                     ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       SIX MONTHS              YEAR ENDED                FROM
                                                                          ENDED               DECEMBER 31,             INCEPTION
                                                                         6/30/02       ----------------------------    3/2/98 TO
                                                                       (UNAUDITED)      2001        2000      1999      12/31/98
                                                                       -----------     ------      ------    ------     --------
Net asset value, beginning of period .................................   $11.42        $12.52      $13.53    $11.99      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................................     0.03          0.08        0.07      0.07        0.05
  Net realized and unrealized gain (loss) ............................    (1.49)        (1.09)      (0.96)     1.97        1.99
                                                                         ------        ------      ------    ------      ------
    TOTAL FROM INVESTMENT OPERATIONS .................................    (1.46)        (1.01)      (0.89)     2.04        2.04
                                                                         ------        ------      ------    ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............................    (0.03)        (0.06)      (0.07)    (0.07)      (0.05)
  Distributions from net realized gains ..............................       --         (0.03)      (0.05)    (0.16)         --
  Tax return of capital ..............................................       --            --          --     (0.27)         --
                                                                         ------        ------      ------    ------      ------
    TOTAL DISTRIBUTIONS ..............................................    (0.03)        (0.09)      (0.12)    (0.50)      (0.05)
                                                                         ------        ------      ------    ------      ------
CHANGE IN NET ASSET VALUE ............................................    (1.49)        (1.10)      (1.01)     1.54        1.99
                                                                         ------        ------      ------    ------      ------
NET ASSET VALUE, END OF PERIOD .......................................   $ 9.93        $11.42      $12.52    $13.53      $11.99
                                                                         ======        ======      ======    ======      ======
Total return .........................................................   (12.78)%(2)    (8.17)%     (6.61)%   17.00%      20.45%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................................ $102,436      $115,740    $112,489  $101,834     $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .............................................     0.91%(1)(4)   0.85%(4)    0.85%     0.85%       0.85%(1)
  Net investment income ..............................................     0.70%(1)      0.65%       0.54%     0.71%       1.02%(1)
Portfolio turnover ...................................................       21%(2)        29%         53%       52%         81%(2)

(1)  Annualized.
(2)  Not annualized.
(3)Ifthe investment  adviser had not waived fees and reimbursed  expenses,  the ratio of operating  expenses to average net assets would have been 0.91%,  0.93%, 0.94%, 1 .01% and 1.46% for the periods ended June 30, 2002, December 31, 2001, 2000, 1999 and
     1998, respectively.
(4)The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian  fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
U.S. GOVERNMENT SECURITIES--4.3%
U.S. TREASURY BONDS--0.4%
  U.S. Treasury Bonds 6.125%, 8/15/29 ............       AAA       $   400    $    424,823
  U.S. Treasury Bonds 5.375%, 2/15/31 ............       AAA         2,000       1,958,438
                                                                              ------------
                                                                                 2,383,261
                                                                              ------------
U.S. TREASURY NOTES--3.9%
  U.S. Treasury Notes 2.75%, 10/31/03 ............       AAA         3,539       3,558,875
  U.S. Treasury Notes 4.75%, 2/15/04 .............       AAA         1,200       1,241,386
  U.S. Treasury Notes 5.25%, 5/15/04 .............       AAA           840         877,955
  U.S. Treasury Notes 4.625%, 5/15/06 ............       AAA         9,375       9,656,250
  U.S. Treasury Notes 3.50%, 11/15/06 ............       AAA         1,550       1,522,391
  U.S. Treasury Notes 4.75%, 11/15/08 ............       AAA         3,000       3,054,885
  U.S. Treasury Notes 6%, 8/15/09 ................       AAA           160         173,806
  U.S. Treasury Notes 5.75%, 8/15/10 .............       AAA           260         278,119
                                                                              ------------
                                                                                20,363,667
                                                                              ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $22,170,214) ..........................................      22,746,928
                                                                              ------------
AGENCY MORTGAGE-BACKED SECURITIES--2.8%
  Fannie Mae 6.50%, 10/1/31 ......................       AAA           472         480,708
  GNMA 6.50%, '23-'32 ............................       AAA        13,832      14,169,784
                                                                              ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $14,360,341) ..........................................      14,650,492
                                                                              ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--0.9%
  Fannie Mae 6.50%, 8/15/04 ......................       Aaa(c)        449         479,315
  Fannie Mae 6.625%, 9/15/09 .....................       Aaa(c)      2,855       3,127,921
  FHLB 4.125%, 1/14/05 ...........................       AAA         1,250       1,270,630
                                                                              ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $4,547,600) ...........................................       4,877,866
                                                                              ------------
MUNICIPAL BONDS--5.6%
CALIFORNIA--1.6%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%,
    10/1/29 ......................................       AAA         1,000       1,030,890
  Fresno County Pension Obligation Revenue
    Taxable 6.21%, 8/15/06 .......................       AAA           255         271,060
  Fresno Pension Obligation Taxable 7.80%,
    6/1/14 .......................................       AAA         1,000       1,181,030
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14 .......................       AAA           420         469,417
  Long Beach Pension Obligation Taxable
    6.87%, 9/1/06 ................................       AAA           230         250,336
  Pasadena Pension Funding Revenue Taxable
    Series A 7.10%, 5/15/10 ......................       AAA         1,500       1,667,970
  San Bernardino County Pension Obligation
    Revenue Taxable 6.87%, 8/1/08 ................       AAA           520         575,702
  Sonoma County Pension Obligation Revenue
    Taxable 6.625%, 6/1/13 .......................       AAA         1,420       1,530,377
  Ventura County Pension Obligation Revenue
    Taxable 6.54%, 11/1/05 .......................       AAA         1,235       1,337,357
                                                                              ------------
                                                                                 8,314,139
                                                                              ------------
FLORIDA--1.6%
  Miami Beach Special Obligation Revenue
    Taxable 8.60%, 9/1/21 ........................       AAA         4,085       4,455,183
  Tampa Solid Waste System Revenue Taxable
    Series A 6.33%, 10/1/06 ......................       AAA         2,860       2,984,210
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (e) ...........       AAA           810         858,138
                                                                              ------------
                                                                                 8,297,531
                                                                              ------------
                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
NEW JERSEY--0.2%
  New Jersey Sports & Exposition Authority
    Revenue Taxable Series A 6.75%, 3/1/10 .......       AAA       $ 1,000    $  1,084,460
                                                                              ------------
NEW YORK--0.7%
  New York State Dormitory Authority Pension
    Obligation Revenue Taxable 6.90%,
    4/1/03 .......................................       AA-         1,375       1,413,899
  New York State Environmental Facilities
    Corp. 6.70%, 3/15/08 .........................       AAA           795         867,901
  New York State Taxable Series C 6.35%,
    3/1/07 .......................................       AAA         1,500       1,595,430
                                                                              ------------
                                                                                 3,877,230
                                                                              ------------
OREGON--0.1%
  Multnomah County Pension Obligation
    Revenue Taxable 7.20%, 6/1/10 ................       Aaa(c)        100         111,208
  Portland Pension Obligation Taxable
    Series C 7.32%, 6/1/08 .......................       Aaa(c)        555         619,674
                                                                              ------------
                                                                                   730,882
                                                                              ------------
PENNSYLVANIA--0.7%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement
    Systems Revenue Taxable Series A
    5.79%, 4/15/09 ...............................       AAA         2,400       2,483,568
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17 .......................       AAA         1,250       1,294,738
                                                                              ------------
                                                                                 3,778,306
                                                                              ------------
TEXAS--0.7%
  Dallas-Fort Worth International Airport
    Revenue Taxable 6.40%, 11/1/07 ...............       AAA         1,000       1,074,280
  Texas Water Resources Finance Authority
    Revenue 6.62%, 8/15/10 .......................       AAA         2,265       2,438,839
                                                                              ------------
                                                                                 3,513,119
                                                                              ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $27,776,459) ..........................................      29,595,667
                                                                              ------------
ASSET-BACKED SECURITIES--2.9%
  AESOP Funding II LLC 98-1A 6.14%,
    5/20/06 ......................................       AAA         1,410       1,455,270
  American Business Financial Services
    4.76%, 6/15/21 ...............................       AAA         1,000       1,005,364
  ANRC Auto Owner Trust 01-A, A4 4.32%,
    6/16/08 ......................................       AAA         3,200       3,258,912
  CPL Transition Funding LLC 02-1, A4
    5.96%, 7/15/13 ...............................       AAA         2,100       2,163,985
  Green Tree Financial Corp. 96-7, M1
    7.70%, 10/15/27 ..............................       AA-         1,000         986,067
  Irwin Home Equity 01-2, 2A4 5.68%,
    2/25/07 ......................................       AAA         2,250       2,297,109
  WFS Financial Owner Trust 00-D, A3
    6.83%, 7/20/03 ...............................       AAA         2,793       2,857,526
  World Omni Auto Receivables Trust 02-A,
    A4 W.I. 4.05%, 7/15/09 .......................       AAA         1,250       1,251,172
                                                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $15,065,425) ..........................................      15,275,405
                                                                              ------------
CORPORATE BONDS--5.4%

AGRICULTURAL PRODUCTS--0.2%
  Corn Products International, Inc. W.I.
    8.25%, 7/15/07 ...............................       BBB-        1,000         989,920
                                                                              ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
AIRLINES--0.3%
  Northwest Airlines Corp. 00-1 8.072%,
    10/1/19 ......................................       AAA       $ 1,437    $  1,515,627
                                                                              ------------
BANKS--0.2%
  U.S. Bank of Minnesota N.A. 6.30%,
    7/15/08 ......................................       A             500         529,141
  Wachovia Corp. 5.625%, 12/15/08 ................       A-            500         505,336
                                                                              ------------
                                                                                 1,034,477
                                                                              ------------
BROADCASTING & CABLE TV--0.6%
  Comcast Cable Communications, Inc. .............
    7.125%, 6/15/13 ..............................       BBB         1,500       1,351,820
  Cox Communications, Inc. 7.75%, 11/1/10 ........       BBB         1,750       1,664,488
  CSC Holdings, Inc. 7.625%, 7/15/18 .............       BB+           500         366,863
                                                                              ------------
                                                                                 3,383,171
                                                                              ------------
BUILDING PRODUCTS--0.1%
  Nortek, Inc. Series B 8.875%, 8/1/08 ...........       B+            700         707,000
                                                                              ------------
CASINOS & GAMING--0.3%
  Harrahs Operating Co., Inc. 7.50%,
    1/15/09 ......................................       BBB-          250         263,878
  MGM Mirage, Inc. 9.75%, 6/1/07 .................       BB+           500         527,500
  Park Place Entertainment 9.375%, 2/15/07 .......       BB+           500         523,750
                                                                              ------------
                                                                                 1,315,128
                                                                              ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
  Cummins Engine, Inc. 6.45%, 3/1/05 .............       BBB-          360         366,416
                                                                              ------------
CONSUMER FINANCE--0.1%
  Household Finance Corp. 6.75%, 5/15/11 .........       A             500         497,000
                                                                              ------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
  Erac USA Finance Co. 144A 7.35%,
    6/15/08 (d) ..................................       BBB+          300         318,990
  General Electric Capital Corp. Series MTNA
    6%, 6/15/12 ..................................       AAA         1,085       1,079,854
  Pemex Master Trust 144A 7.875%, 2/1/09 (d) .....       BBB-          500         500,000
  Pemex Project Funding Master Trust
    9.125%, 10/13/10 .............................       BBB-          500         525,000
  Stilwell Financial, Inc. W.I. 7.75%, 6/15/09 ...       A-          1,250       1,232,850
                                                                              ------------
                                                                                 3,656,694
                                                                              ------------
ENVIRONMENTAL SERVICES--0.2%
  Allied Waste Industries 7.875%, 3/15/05 ........       BB-         1,000         981,952
                                                                              ------------
GAS UTILITIES--0.3%
  Amerigas Partners/Eagle Finance 8.875%,
    5/20/11 ......................................       BB+         1,250       1,306,250
                                                                              ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.2%
  AmerisourceBergen Corp. 8.125%, 9/1/08 .........       BB-         1,060       1,099,750
                                                                              ------------
HEALTH CARE FACILITIES--0.5%
  HCR Manor Care 7.50%, 6/15/06 ..................       BBB         1,500       1,550,707
  HEALTHSOUTH Corp. 10.75%, 10/1/08 ..............       BB+           750         832,500
                                                                              ------------
                                                                                 2,383,207
                                                                              ------------
HOMEBUILDING--0.2%
  Lennar Corp. 7.625%, 3/1/09 ....................       BB+         1,000       1,020,000
                                                                              ------------
INDUSTRIAL MACHINERY--0.4%
  ITW Cupids Financial Trust I 144A 6.55%,
    12/31/11 (d) .................................       AA-         2,000       2,053,250
                                                                              ------------
INSURANCE BROKERS--0.1%
  Willis Corroon Corp. 9%, 2/1/09 ................       B+            675         698,625
                                                                              ------------
INTEGRATED OIL & GAS--0.0%
  Conoco Funding Co. 5.45%, 10/15/06 .............       BBB+          250         250,000
                                                                              ------------

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  CenturyTel Enterprises, Inc. Series F 6.30%,
    1/15/08 ......................................       BBB+      $   500    $    479,237
                                                                              ------------
MARINE--0.0%
  Teekay Shipping Corp. 8.32%, 2/1/08 ............       BB+           230         241,500
                                                                              ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
  Chesapeake Energy Corp. 8.375%, 11/1/08 ........       B+            380         381,900
                                                                              ------------
PACKAGED FOODS AND MEATS--0.2%
  Land O Lakes, Inc. 144A 8.75%, 11/15/11 (d) ....       BB          1,000         935,000
                                                                              ------------
PUBLISHING & PRINTING--0.1%
  Hollinger International Publishing, Inc.
    9.25%, 3/15/07 ...............................       B+            625         646,875
                                                                              ------------
RAILROADS--0.1%
  Union Pacific Corp. 6.50%, 4/15/12 .............       BBB           500         522,384
                                                                              ------------
STEEL--0.3%
  Allegheny Technologies, Inc. 8.375%,
    12/15/11 .....................................       BBB+        1,300       1,353,014
                                                                              ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
  AT &T Wireless Services, Inc. 7.35%,
    3/1/06 .......................................       BBB           250         207,500
                                                                              ------------
TOTAL CORPORATE BONDS
  (Identified cost $27,888,837) ..........................................      28,025,877
                                                                              ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9.9%
  Advanta Mortgage Loan Trust 00-2, A3
    7.76%, 5/25/18 ...............................       AAA           875         903,984
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 11/17/07 ....................       AAA         4,200       4,484,298
  CS First Boston Mortgage Securities Corp.
    97-C2, B 6.72%, 11/17/07 .....................       Aa(c)       2,000       2,137,050
  DLJ Commercial Mortgage Corp. 98-CF2,
    A1B 6.24%, 11/12/31 ..........................       Aaa(c)      6,650       7,006,892
  DLJ Mortgage Acceptance Corp. 96-CF1,
    A1B 7.58%, 2/12/06 ...........................       AAA         1,400       1,449,298
  First Horizon Asset Securities, Inc. 01-5,
    A3 6.75%, 8/25/31 ............................       AAA         1,000       1,023,906
  First Union - Lehman Brothers Commercial
    Mortgage 97-C1, B 7.43%, 4/18/07 .............       Aa(c)       1,780       1,942,606
  First Union Commercial Mortgage Trust
    99-C1, A2 6.07%, 10/15/08 ....................       AAA         5,000       5,215,625
  G.E. Capital Mortgage Services, Inc. 96-8,
    1M 7.25%, 5/25/26 ............................       AA            379         390,740
  GMAC Commercial Mortgage Securities, Inc.
    97-C2, A3 6.566%, 11/15/07 ...................       Aaa(c)      1,250       1,304,829
  JP Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33 ......................................       AAA         4,060       4,228,084
  Lehman Brothers Commercial Conduit
    Mortgage Trust 98-C4, A1B 6.21%,
    10/15/08 .....................................       AAA         6,500       6,808,949
  Lehman Brothers Commercial Conduit
    Mortgage Trust 99-C2, A2 7.325%,
    9/15/09 ......................................       Aaa(c)      1,840       2,026,901
  Lehman Large Loan 97-LLI, B 6.95%,
    3/12/07 ......................................       AA+         1,470       1,590,971
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05 .....................................       AAA           900         943,875
  Prudential Home Mortgage Securities 94-A,
    3B3 6.762%, 4/28/24 (e) ......................       AAA(c)      1,048       1,078,493
  Residential Funding Mortgage Securities I
    96-S1, A11 7.10%, 1/25/26 ....................       AAA         1,427       1,453,727
  Residential Funding Mortgage Securities I
    96-S4, M1 7.25%, 2/25/26 .....................       AAA           973         999,092

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Residential Funding Mortgage Securities I
    96-S8, A4 6.75%, 3/25/11 .....................       AAA       $   414    $    427,077
  Securitized Asset Sales, Inc. 93-J, 2B
    6.788%, 11/28/23 (e) .........................       AAA(c)        574         575,379
  Washington Mutual Bank 99-WM3, 2A5
    7.50%, 11/19/29 ..............................       Aaa(c)      5,350       5,695,420
                                                                              ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $48,651,539) ..........................................      51,687,196
                                                                              ------------
FOREIGN GOVERNMENT SECURITIES--6.2%
BULGARIA--0.2%
  Republic of Bulgaria IAB PDI 2.813%,
    7/28/11 (e) ..................................       BB-           980         872,200
                                                                              ------------
CHILE--0.4%
  Republic of Chile 7.125%, 1/11/12 ..............       A-          1,950       1,970,730
                                                                              ------------
COLOMBIA--0.2%
  Republic of Colombia 9.75%, 4/9/11 .............       BBB           937         960,651
                                                                              ------------
COSTA RICA--0.4%
  Republic of Costa Rica 144A 9.335%,
    5/15/09 (d) ..................................       BB          1,755       1,904,175
                                                                              ------------
EL SALVADOR--0.1%
  Republic of El Salvador 144A 9.50%,
    8/15/06 (d) ..................................       BB+           675         754,734
                                                                              ------------
GUATEMALA--0.1%
  Republic of Guatemala 144A 10.25%,
    11/8/11 (d) ..................................       BB            750         855,000
                                                                              ------------
MEXICO--3.3%
  United Mexican States 8.375%, 1/14/11 ..........       BBB-        1,000       1,037,500
  United Mexican States 7.50%, 1/14/12 ...........       BBB-        8,500       8,402,250
  United Mexican States 8.125%, 12/30/19 .........       BBB-        6,000       5,844,000
  United Mexican States Series MTN 8.30%,
    8/15/31 ......................................       BBB-        2,000       1,945,000
                                                                              ------------
                                                                                17,228,750
                                                                              ------------
POLAND--1.4%
  Republic of Poland Series PDIB 6%,
    10/27/14 (e) .................................       BBB+        7,605       7,652,330
                                                                              ------------
RUSSIA--0.1%
  Russian Federation RegS 5%, 3/31/30 (e) ........       B+            500         348,125
                                                                              ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $31,928,586) ..........................................      32,546,695
                                                                              ------------
FOREIGN CORPORATE BONDS--1.2%

CANADA--0.2%
  Bowater Canada Finance 7.95%, 11/15/11 .........       BBB         1,250       1,289,309
                                                                              ------------
CAYMAN ISLANDS--0.2%
  Petrobras International Finance 9.75%,
    7/6/11 .......................................       Baa(c)      1,250         975,000
  Triton Energy Ltd. 8.875%, 10/1/07 .............       BBB           250         275,000
                                                                              ------------
                                                                                 1,250,000
                                                                              ------------
CHILE--0.2%
  Empresa Nacional de Electricidad SA
    Series B 8.50%, 4/1/09 .......................       BBB+          260         247,858
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d) ..................................       BBB           711         642,977
                                                                              ------------
                                                                                   890,835
                                                                              ------------
NETHERLANDS--0.4%
  HSBC Capital Funding LP 144A 9.547%,
    12/31/49 (d),(e) .............................       A-          1,650       1,940,954
                                                                              ------------

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
TUNISIA--0.2%
  Banque Centrale de Tunisie 7.375%,
    4/25/12 ......................................       BBB       $ 1,000    $    965,000
                                                                              ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $6,391,285) ...........................................       6,336,098
                                                                              ------------
TARGETED RETURN INDEX SECURITIES--0.8%
  Lehman Brothers Targeted Return Index
    Securities Trust Series 5-02 144A
    5.882%, 1/25/07 (d),(e) ......................       Baa(c)      1,374       1,388,688
  Lehman Brothers Targeted Return Index
    Securities Trust Series 10-02 144A
    6.835%, 1/15/12 (d),(e) ......................       A(c)        2,736       2,808,066
                                                                              ------------
TOTAL TARGETED RETURN INDEX SECURITIES
  (Identified cost $4,191,488) ...........................................       4,196,754
                                                                              ------------

                                                                    SHARES
                                                                   -------
COMMON STOCKS--56.1%
ADVERTISING--0.9%
  Lamar Advertising Co. (b) ...................................    122,500       4,558,225
                                                                              ------------
AEROSPACE & DEFENSE--2.4%
  General Dynamics Corp. ......................................     64,500       6,859,575
  Northrop Grumman Corp. ......................................     23,800       2,975,000
  United Technologies Corp. ...................................     43,700       2,967,230
                                                                              ------------
                                                                                12,801,805
                                                                              ------------
AIR FREIGHT & COURIERS--1.5%
  FedEx Corp. .................................................     67,400       3,599,160
  United Parcel Service, Inc. Class B .........................     66,600       4,112,550
                                                                              ------------
                                                                                 7,711,710
                                                                              ------------
BANKS--4.6%
  Bank of America Corp. .......................................    132,200       9,301,592
  Bank of New York Co., Inc. (The) ............................     79,400       2,679,750
  FleetBoston Financial Corp. .................................     36,400       1,177,540
  U.S. Bancorp ................................................    149,900       3,500,165
  Wells Fargo & Co. ...........................................    152,800       7,649,168
                                                                              ------------
                                                                                24,308,215
                                                                              ------------
BROADCASTING & CABLE TV--1.2%
  Clear Channel Communications, Inc. (b) ......................    138,200       4,425,164
  Liberty Media Corp. Class A (b) .............................    159,300       1,593,000
                                                                              ------------
                                                                                 6,018,164
                                                                              ------------
COMPUTER HARDWARE--1.0%
  International Business Machines Corp. .......................     72,700       5,234,400
                                                                              ------------
DATA PROCESSING SERVICES--1.7%
  BISYS Group, Inc. (The) (b) .................................    132,700       4,418,910
  Fiserv, Inc. (b) ............................................    120,700       4,430,897
                                                                              ------------
                                                                                 8,849,807
                                                                              ------------
DIVERSIFIED CHEMICALS--0.6%
  Dow Chemical Co. (The) ......................................     94,900       3,262,662
                                                                              ------------
DIVERSIFIED COMMERCIAL SERVICES--0.8%
  Cendant Corp. (b) ...........................................    274,400       4,357,472
                                                                              ------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
  Citigroup, Inc. .............................................    165,200       6,401,500
  Freddie Mac .................................................     52,600       3,219,120
  J.P. Morgan Chase & Co. .....................................     99,000       3,358,080
  Morgan Stanley ..............................................    140,500       6,052,740
  Stilwell Financial, Inc. ....................................     69,800       1,270,360
                                                                              ------------
                                                                                20,301,800
                                                                              ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                                    SHARES       VALUE
                                                                   -------    ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Emerson Electric Co. ........................................     52,500    $  2,809,275
                                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
  Tech Data Corp. (b) .........................................     88,700       3,357,295
                                                                              ------------
GENERAL MERCHANDISE STORES--1.2%
  Wal-Mart Stores, Inc. .......................................    117,400       6,458,174
                                                                              ------------
HEALTH CARE DISTRIBUTORS & SERVICES--3.1%
  Cardinal Health, Inc. .......................................     57,025       3,501,905
  McKesson Corp. ..............................................    270,200       8,835,540
  Omnicare, Inc. ..............................................    153,900       4,041,414
                                                                              ------------
                                                                                16,378,859
                                                                              ------------
HEALTH CARE EQUIPMENT--0.9%
  Bard (C.R.), Inc. ...........................................     48,500       2,744,130
  Beckman Coulter, Inc. .......................................     37,800       1,886,220
                                                                              ------------
                                                                                 4,630,350
                                                                              ------------
HEALTH CARE FACILITIES--1.5%
  HCA, Inc. ...................................................     47,600       2,261,000
  HEALTHSOUTH Corp. (b) .......................................    205,700       2,630,903
  Manor Care, Inc. (b) ........................................    119,900       2,757,700
                                                                              ------------
                                                                                 7,649,603
                                                                              ------------
INDUSTRIAL CONGLOMERATES--1.4%
  General Electric Co. ........................................    260,900       7,579,145
                                                                              ------------
INDUSTRIAL MACHINERY--0.6%
  Ingersoll-Rand Co. Class A ..................................     66,900       3,054,654
                                                                              ------------
INTEGRATED OIL & GAS--4.1%
  ChevronTexaco Corp. .........................................    110,400       9,770,400
  Conoco, Inc. ................................................     74,900       2,082,220
  Exxon Mobil Corp. ...........................................    157,200       6,432,624
  Phillips Petroleum Co. ......................................     55,000       3,238,400
                                                                              ------------
                                                                                21,523,644
                                                                              ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.6%
  BellSouth Corp. .............................................    110,300       3,474,450
  SBC Communications, Inc. ....................................    177,400       5,410,700
  Verizon Communications, Inc. ................................    121,200       4,866,180
                                                                              ------------
                                                                                13,751,330
                                                                              ------------
MANAGED HEALTH CARE--0.4%
  Caremark Rx, Inc. (b) .......................................    130,800       2,158,200
                                                                              ------------
MOVIES & ENTERTAINMENT--1.7%
  AOL Time Warner, Inc. (b) ...................................    186,900       2,749,299
  Viacom, Inc. Class B (b) ....................................    136,800       6,069,816
                                                                              ------------
                                                                                 8,819,115
                                                                              ------------
MULTI-LINE INSURANCE--1.8%
  American International Group, Inc. ..........................    136,000       9,279,280
                                                                              ------------
NETWORKING EQUIPMENT--0.9%
  Cisco Systems, Inc. (b) .....................................    328,800       4,586,760
                                                                              ------------
OFFICE SERVICES & SUPPLIES--0.3%
  Miller (Herman), Inc. .......................................     80,200       1,628,060
                                                                              ------------
OIL & GAS DRILLING--0.1%
  Transocean, Inc. ............................................     24,800         772,520
                                                                              ------------
OIL & GAS EQUIPMENT & SERVICES--0.4%
  Baker Hughes, Inc. ..........................................     34,600       1,151,834
  Schlumberger Ltd. ...........................................     20,100         934,650
                                                                              ------------
                                                                                 2,086,484
                                                                              ------------

                                                                    SHARES       VALUE
                                                                   -------    ------------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
  Anadarko Petroleum Corp. ....................................     48,900    $  2,410,770
  Devon Energy Corp. ..........................................     84,300       4,154,304
                                                                              ------------
                                                                                 6,565,074
                                                                              ------------
PACKAGED FOODS AND MEATS--0.4%
  Dean Foods Co. (b) ..........................................     52,400       1,954,520
                                                                              ------------
PAPER PRODUCTS--0.4%
  International Paper Co. .....................................     49,500       2,157,210
                                                                              ------------
PHARMACEUTICALS--3.0%
  Johnson & Johnson ...........................................    103,300       5,398,458
  King Pharmaceuticals, Inc. (b) ..............................     71,699       1,595,303
  Pfizer, Inc. ................................................    247,300       8,655,500
                                                                              ------------
                                                                                15,649,261
                                                                              ------------
SEMICONDUCTOR EQUIPMENT--1.6%
  Applied Materials, Inc. (b) .................................    164,000       3,119,280
  Lam Research Corp. (b) ......................................    156,300       2,810,274
  Novellus Systems, Inc. (b) ..................................     28,200         958,800
  Teradyne, Inc. (b) ..........................................     52,900       1,243,150
                                                                              ------------
                                                                                 8,131,504
                                                                              ------------
SEMICONDUCTORS--1.3%
  Altera Corp. (b) ............................................    139,100       1,891,760
  Fairchild Semiconductor Corp. Class A (b) ...................    100,200       2,434,860
  Intel Corp. .................................................     69,000       1,260,630
  Micron Technology, Inc. (b) .................................     61,500       1,243,530
                                                                              ------------
                                                                                 6,830,780
                                                                              ------------
SOFT DRINKS--3.5%
  Coca-Cola Co. (The) .........................................    212,600      11,905,600
  PepsiCo, Inc. ...............................................    131,900       6,357,580
                                                                              ------------
                                                                                18,263,180
                                                                              ------------
SYSTEMS SOFTWARE--2.5%
  Microsoft Corp. (b) .........................................    236,800      12,952,960
                                                                              ------------
TELECOMMUNICATIONS EQUIPMENT--0.5%
  Harris Corp. ................................................     73,600       2,667,264
                                                                              ------------
EXCHANGE TRADED FUNDS--0.9%
  SPDR Trust Series I .........................................     45,300       4,482,888
                                                                              ------------
TOTAL COMMON STOCKS
  (Identified cost $275,701,416) .........................................     293,581,649
                                                                              ------------
FOREIGN COMMON STOCKS--0.4%

TELECOMMUNICATIONS EQUIPMENT--0.4%
  Nokia Oyj ADR (Finland) .....................................    140,700       2,037,336
                                                                              ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,155,687) ...........................................       2,037,336
                                                                              ------------
TOTAL LONG TERM INVESTMENTS--96.5%
  (Identified cost $481,828,877) .........................................     505,557,963
                                                                              ------------

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                      STANDARD       PAR
                                                      & POOR'S      VALUE
                                                       RATING       (000)         VALUE
                                                      --------     -------    ------------
SHORT-TERM OBLIGATIONS--3.8%
COMMERCIAL PAPER--3.6%
  Receivables Capital Corp. 1.90%, 7/1/02 ........       A-1+      $ 3,000    $  3,000,000
  Harley-Davidson Funding Corp. 1.77%,
    7/9/02 .......................................       A-1         4,000       3,998,426
  Enterprise Funding Corp. 1.83%, 7/10/02 ........       A-1+        1,000         999,543
  Special Purpose Accounts Receivable
    Cooperative Corp. 1.83%, 7/11/02 .............       A-1         2,500       2,498,729
  Receivables Capital Corp. 1.80%, 7/16/02 .......       A-1+        1,500       1,498,875
  Donnelley (R.R.) & Sons 1.75%, 7/18/02 .........       A-1         2,035       2,033,319
  SBC Communications Inc. 1.77%, 7/23/02 .........       A-1+        2,580       2,577,210
  Special Purpose Accounts Receivables
    Cooperative Corp. 1.83%, 8/27/02 .............       A-1         2,000       1,994,434
                                                                              ------------
                                                                                18,600,536
                                                                              ------------
FEDERAL AGENCY SECURITIES--0.2%
  Fannie Mae Discount Note 1.80%, 7/3/02 .........       AAA         1,130       1,129,887
  Fannie Mae Discount Note 1.76%, 7/11/02 ........       AAA           110         109,945
                                                                              ------------
                                                                                 1,239,832
                                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $19,841,192) ..........................................      19,840,368
                                                                              ------------
TOTAL INVESTMENTS--100.3%
  (Identified Cost $501,670,069) .........................................     525,398,331(a)
  Other assets and liabilities, net--(0.3)% ..............................      (1,618,320)
                                                                              ------------
NET ASSETS--100.0% .......................................................    $523,780,011
                                                                              ============

(a)  Federal Income Tax Information:  Net unrealized appreciation of investment securities is  comprised  of  gross  appreciation  of  $52,402,377  and  gross  depreciation  of
     $29,086,430 for federal income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $502,082,384.
(b)  Non-income producing.
(c)  As rated by Moody's or Fitch.
(d)  Security  exempt from  registration  under Rule 144A of the  Securities  Act of 1933.
     These securities may be resold in transactions exempt from registration,  normally to qualified  institutional  buyers.  At June 30, 2002, these  securities  amounted to a value of $14,101,834 or 2.7% of net assets.
(e)  Variable or step coupon security;  interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $501,670,069) ......................     $525,398,331
Cash ...............................................................................           51,070
Receivables
  Investment securities sold .......................................................        6,431,205
  Interest and dividends ...........................................................        2,988,305
  Fund shares sold .................................................................          127,477
                                                                                         ------------
    Total assets ...................................................................      534,996,388
                                                                                         ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................       10,411,971
  Fund shares repurchased ..........................................................          283,375
  Investment advisory fee ..........................................................          251,728
  Financial agent fee ..............................................................           29,385
  Trustees' fee ....................................................................            4,224
Accrued expenses ...................................................................          235,694
                                                                                         ------------
    Total liabilities ..............................................................       11,216,377
                                                                                         ------------
NET ASSETS .........................................................................     $523,780,011
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $510,400,673
  Undistributed net investment income ..............................................          366,844
  Accumulated net realized loss ....................................................      (10,715,768)
  Net unrealized appreciation ......................................................       23,728,262
                                                                                         ------------
NET ASSETS .........................................................................     $523,780,011
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       41,400,948
                                                                                         ============
Net asset value and offering price per share .......................................           $12.65
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Interest .........................................................................     $  5,962,656
  Dividends ........................................................................        1,418,150
  Foreign taxes withheld ...........................................................           (2,934)
                                                                                         ------------
    Total investment income ........................................................        7,377,872
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................        1,290,951
  Financial agent fee ..............................................................          157,443
  Custodian ........................................................................           43,706
  Printing .........................................................................           43,522
  Professional .....................................................................           15,950
  Trustees .........................................................................            3,495
  Miscellaneous ....................................................................           17,993
                                                                                         ------------
    Total expenses .................................................................        1,573,060
    Custodian fees paid indirectly .................................................             (614)
                                                                                         ------------
    Net expenses ...................................................................        1,572,446
                                                                                         ------------
NET INVESTMENT INCOME ..............................................................        5,805,426
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (4,081,110)
  Net change in unrealized appreciation (depreciation) on investments ..............      (43,673,407)
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (47,754,517)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(41,949,091)
                                                                                         ============

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                   ------------     ------------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $  5,805,426     $ 10,007,330
  Net realized gain (loss) ....................................................................      (4,081,110)      (2,464,632)
  Net change in unrealized appreciation (depreciation) ........................................     (43,673,407)      (1,068,355)
                                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONs .................................     (41,949,091)       6,474,343
                                                                                                   ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................      (6,244,861)      (9,798,013)
  Net realized short-term gains ...............................................................              --       (2,336,653)
  Net realized long-term gains ................................................................              --       (4,043,514)
                                                                                                   ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................      (6,244,861)     (16,178,180)
                                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,826,994 and 2,160,117 shares, respectively) ................      24,551,669       30,160,519
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (17,438,879 and 0 shares, respectively) (See Note 8) ......................................     236,890,944               --
  Net asset value of shares issued from reinvestment of distributions
    (478,613 and 1,176,732 shares, respectively) ..............................................       6,244,861       16,178,180
  Cost of shares repurchased (5,279,408 and 5,455,567 shares, respectively) ...................     (70,530,346)     (75,830,661)
                                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................     197,157,128      (29,491,962)
                                                                                                   ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................     148,963,176      (39,195,799)
NET ASSETS
  Beginning of period .........................................................................     374,816,835      414,012,634
                                                                                                   ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $366,844 AND $806,279,
    RESPECTIVELY) .............................................................................    $523,780,011     $374,816,835
                                                                                                   ============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         SIX MONTHS
                                                            ENDED                        YEAR ENDED DECEMBER 31,
                                                           6/30/02         -------------------------------------------------
                                                         (UNAUDITED)       2001(3)      2000       1999      1998      1997
                                                         -----------       -------     ------     ------    ------    ------
Net asset value, beginning of period ..................    $13.92          $14.25      $16.18     $15.65    $14.12    $13.65
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ........................      0.17            0.36(1)     0.44       0.36      0.29      0.32
  Net realized and unrealized gain (loss) .............     (1.25)          (0.11)      (0.33)      1.36      2.57      2.46
                                                           ------          ------      ------     ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ..................     (1.08)           0.25        0.11       1.72      2.86      2.78
                                                           ------          ------      ------     ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ................     (0.19)          (0.35)      (0.43)     (0.36)    (0.28)    (0.33)
  Distributions from net realized gains ...............        --           (0.23)      (1.61)     (0.83)    (1.05)    (1.98)
                                                           ------          ------      ------     ------    ------    ------
    TOTAL DISTRIBUTIONS ...............................     (0.19)          (0.58)      (2.04)     (1.19)    (1.33)    (2.31)
                                                           ------          ------      ------     ------    ------    ------
CHANGE IN NET ASSET VALUE .............................     (1.27)          (0.33)      (1.93)      0.53      1.53      0.47
                                                           ------          ------      ------     ------    ------    ------
NET ASSET VALUE, END OF PERIOD ........................    $12.65          $13.92      $14.25     $16.18    $15.65    $14.12
                                                           ======          ======      ======     ======    ======    ======
Total return ..........................................     (7.78)%(5)       1.87%       0.58%     11.26%    20.79%    20.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .................  $523,780        $374,817    $414,013   $476,709  $480,897  $429,002
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ..................................      0.70%(2)(4)     0.71%(2)    0.70%      0.70%     0.68%     0.71%
  Net investment income ...............................      2.59%(4)        2.56%       2.65%      2.21%     1.97%     2.09%
Portfolio turnover ....................................        38%(5)          44%         60%        65%      139%      368%

(1)  Computed using average shares outstanding.
(2)  The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian  fees; if expense offsets were included, the ratio would not significantly differ.
(3)  As  required,  effective  January 1, 2001,  the Fund adopted the  provisions  of AICPA Audit and  Accounting  Guide for
     Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income.  The effect of this change for the year ended December 31, 2001 to decrease the ratio of net investment  income to average net assets from 2.60% to 2.56%.  There was no effect to net investment income per share and net realized and unrealized gain (loss) per share.  Per share ratios and  supplemental  data for prior periods have not been restated to reflect this change.
(4)  Annualized.
(5)  Not annualized.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                  SHARES       VALUE
                                                                 -------    -----------
COMMON STOCKS--49.7%
UNITED STATES--49.7%
  Abbott Laboratories (Pharmaceuticals) ...................          900    $    33,885
  Allegheny Energy, Inc. (Electric Utilities) .............        1,100         28,325
  Amerada Hess Corp. (Integrated Oil & Gas) ...............          300         24,750
  Ameren Corp. (Electric Utilities) .......................          400         17,204
  American Electric Power Co., Inc. (Electric Utilities) ..          600         24,012
  AmSouth Bancorp. (Banks) ................................        1,200         26,856
  AOL Time Warner, Inc. (Movies & Entertainment) (b) ......        3,850         56,633
  Aon Corp. (Insurance Brokers) ...........................          700         20,636
  Archer-Daniels-Midland Co. (Agricultural Products) ......        1,785         22,830
  Arrow Electronics, Inc. (Electronic Equipment &
    Instruments) (b) ......................................          800         16,600
  Ashland, Inc. (Oil & Gas Refining, Marketing &
    Transportation) .......................................          550         22,275
  AT&T Corp. (Integrated Telecommunication Services) ......        1,900         20,330
  Avaya Inc. (Networking Equipment) (b) ...................        5,000         24,750
  Avnet, Inc. (Electronic Equipment & Instruments) (b) ....          800         17,592
  Bank of America Corp. (Banks) ...........................        3,500        246,260
  Bear Stearns Cos., Inc. (The) (Diversified Financial
    Services) .............................................          400         24,480
  BellSouth Corp. (Integrated Telecommunication
    Services) .............................................        1,375         43,312
  Bemis Co., Inc. (Paper Packaging) .......................          500         23,750
  Black & Decker Corp. (The) (Household Appliances) .......          525         25,305
  Bristol-Myers Squibb Co. (Pharmaceuticals) ..............        1,800         46,260
  Burlington Northern Santa Fe Corp. (Railroads) ..........          975         29,250
  Cabot Corp. (Diversified Chemicals) .....................          650         18,622
  Centex Corp. (Homebuilding) .............................          600         34,674
  ChevronTexaco Corp. (Integrated Oil & Gas) ..............          640         56,640
  Chubb Corp. (The) (Property & Casualty Insurance) .......          300         21,240
  Cisco Systems, Inc. (Networking Equipment) (b) ..........        2,100         29,295
  Citigroup, Inc. (Diversified Financial Services) ........        1,930         74,787
  Coca-Cola Co. (The) (Soft Drinks) .......................        1,300         72,800
  Compuware Corp. (Application Software) (b) ..............        2,000         12,140
  ConAgra Foods, Inc. (Packaged Foods and Meats) ..........        1,075         29,724
  Cooper Industries Ltd. Class A (Electrical Components
    & Equipment) ..........................................          700         27,510
  Dana Corp. (Auto Parts & Equipment) .....................          600         11,118
  Dell Computer Corp. (Computer Hardware) (b) .............        1,400         36,596
  Delphi Corp. (Auto Parts & Equipment) ...................        1,400         18,480
  Donnelley (R.R.) & Sons Co. (Commercial Printing) .......          800         22,040
  Dow Chemical Co. (The) (Diversified Chemicals) ..........        1,244         42,769
  Du Pont (E.I.) de Nemours & Co. (Diversified
    Chemicals) ............................................          800         35,520
  Eastman Chemical Co. (Diversified Chemicals) ............          300         14,070
  Eastman Kodak Co. (Photographic Products) ...............        1,000         29,170
  Electronic Data Systems Corp. (IT Consulting &
    Services) .............................................          600         22,290
  Entergy Corp. (Electric Utilities) ......................        2,700        114,588
  Exxon Mobil Corp. (Integrated Oil & Gas) ................        3,600        147,312
  Fannie Mae (Diversified Financial Services) .............          775         57,156
  Federated Department Stores, Inc. (Department
    Stores) (b) ...........................................          500         19,850
  FleetBoston Financial Corp. (Banks) .....................        1,081         34,970
  FMC Corp. (Diversified Chemicals) (b) ...................          300          9,051
  General Electric Co. (Industrial Conglomerates) .........        6,300        183,015
  Georgia-Pacific Corp. (Paper Products) ..................          850         20,893
  Golden West Financial Corp. (Banks) .....................          475         32,670
  Goodrich Corp. (Aerospace & Defense) ....................          825         22,539
  Goodyear Tire & Rubber Co. (The) (Tires & Rubber) .......        1,050         19,645
  Health Net, Inc. (Managed Health Care) (b) ..............        1,850         49,525
  Hewlett-Packard Co. (Computer Hardware) .................        6,250         95,500
  Hilton Hotels Corp. (Hotels, Resorts & Cruise Lines) ....        1,400         19,460
  Home Depot, Inc. (The) (Home Improvement Retail) ........          300         11,019


                                                                  SHARES       VALUE
                                                                 -------    -----------
UNITED STATES--CONTINUED
  Hubbell, Inc. Class B (Electrical Components &
    Equipment) ............................................          500    $    17,075
  Huntington Bancshares, Inc. (Banks) .....................        1,300         25,246
  Intel Corp. (Semiconductors) ............................        4,600         84,042
  International Business Machines Corp. (Computer
    Hardware) .............................................        1,700        122,400
  International Paper Co. (Paper Products) ................          300         13,074
  J.P. Morgan Chase & Co. (Diversified Financial
    Services) .............................................          900         30,528
  Johnson & Johnson (Pharmaceuticals) .....................        1,950        101,907
  Jones Apparel Group, Inc. (Apparel, Accessories &
    Luxury Goods) (b) .....................................          700         26,250
  KeyCorp (Banks) .........................................        1,150         31,395
  Lear Corp. (Auto Parts & Equipment) (b) .................        1,250         57,813
  Leggett & Platt, Inc. (Home Furnishings) ................        1,000         23,400
  Lehman Brothers Holdings, Inc. (Diversified Financial
    Services) .............................................        1,000         62,520
  Lilly (Eli) & Co. (Pharmaceuticals) .....................          325         18,330
  Liz Claiborne, Inc. (Apparel, Accessories & Luxury
    Goods) ................................................          800         25,440
  Louisiana-Pacific Corp. (Forest Products) ...............        1,000         10,590
  May Department Stores Co. (The) (Department
    Stores) ...............................................          700         23,051
  MeadWestvaco Corp. (Paper Products) .....................        1,330         44,635
  Medtronic, Inc. (Health Care Equipment) .................          100          4,285
  Merck & Co., Inc. (Pharmaceuticals) .....................        1,800         91,152
  MetLife, Inc. (Life & Health Insurance) .................          775         22,320
  MGIC Investment Corp. (Property & Casualty
    Insurance) ............................................          400         27,120
  Microsoft Corp. (Systems Software) (b) ..................        3,300        180,510
  Morgan Stanley (Diversified Financial Services) .........          700         30,156
  National City Corp. (Banks) .............................        1,000         33,250
  Norfolk Southern Corp. (Railroads) ......................        2,800         65,464
  Oracle Corp. (Systems Software) (b) .....................        4,000         37,880
  PepsiCo, Inc. (Soft Drinks) .............................          500         24,100
  Pfizer, Inc. (Pharmaceuticals) ..........................        5,700        199,500
  PG&E Corp. (Electric Utilities) (b) .....................          600         10,734
  Pharmacia Corp. (Pharmaceuticals) .......................        1,450         54,303
  Philip Morris Cos., Inc. (Tobacco) ......................        3,425        149,604
  Phillips Petroleum Co. (Integrated Oil & Gas) ...........          300         17,664
  PPG Industries, Inc. (Specialty Chemicals) ..............          500         30,950
  Praxair, Inc. (Industrial Gases) ........................          600         34,182
  Procter & Gamble Co. (The) (Household Products) .........          200         17,860
  Puget Energy, Inc. (Electric Utilities) .................          800         16,520
  Pulte Homes, Inc. (Homebuilding) ........................        2,000        114,960
  Quantum Corp. (Computer Storage & Peripherals) (b) ......        1,400          5,880
  Qwest Communications International, Inc. (Integrated
    Telecommunication Services) (b) .......................       22,500         63,000
  Regions Financial Corp. (Banks) .........................          800         28,120
  Reliant Resources, Inc. (Electric Utilities) (b) ........        5,400         47,250
  Sara Lee Corp. (Packaged Foods and Meats) ...............        4,700         97,008
  SBC Communications, Inc. (Integrated
    Telecommunication Services) ...........................        3,200         97,600
  Schering-Plough Corp. (Pharmaceuticals) .................          500         12,300
  Sears, Roebuck and Co. (Department Stores) ..............          700         38,010
  Sherwin-Williams Co. (The) (Home Improvement
    Retail) ...............................................          950         28,434
  Smurfit-Stone Container Corp. (Metal & Glass
    Containers) (b) .......................................        1,200         18,504
  Solectron Corp. (Electronic Equipment &
    Instruments) (b) ......................................        1,700         10,455
  Sonoco Products Co. (Paper Packaging) ...................          900         25,488
  Sprint Corp. (FON Group) (Integrated
    Telecommunication Services) ...........................        1,000         10,610


                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                                  SHARES       VALUE
                                                                 -------    -----------
UNITED STATES--CONTINUED
  St. Paul Cos., Inc. (The) (Property & Casualty
    Insurance) ............................................          525    $    20,433
  SunTrust Banks, Inc. (Banks) ............................          500         33,860
  SUPERVALU, Inc. (Food Distributors) .....................          500         12,265
  Tech Data Corp. (Electronic Equipment &
    Instruments) (b) ......................................          500         18,925
  Tellabs, Inc. (Telecommunications Equipment) (b) ........        2,800         17,360
  Temple-Inland, Inc. (Paper Packaging) ...................          200         11,572
  TJX Cos., Inc. (The) (Apparel Retail) ...................        1,400         27,454
  Torchmark Corp. (Life & Health Insurance) ...............          500         19,100
  Tyson Foods, Inc. Class A (Meat, Poultry & Fish) ........        2,100         32,571
  U.S. Bancorp (Banks) ....................................        2,165         50,553
  Union Pacific Corp. (Railroads) .........................          500         31,640
  Union Planters Corp. (Banks) ............................          750         24,278
  V. F. Corp. (Apparel, Accessories & Luxury Goods) .......          400         15,684
  Valero Energy Corp. (Oil & Gas Refining, Marketing &
    Transportation) .......................................          250          9,355
  Verizon Communications, Inc. (Integrated
    Telecommunication Services) ...........................        1,700         68,255
  Wachovia Corp. (Banks) ..................................        1,800         68,724
  Washington Mutual, Inc. (Banks) .........................        4,425        164,212
  Westar Energy, Inc. (Electric Utilities) ................          700         10,745
  Whirlpool Corp. (Household Appliances) ..................          400         26,144
  WorldCom, Inc. - WorldCom Group (Integrated
    Telecommunication Services) (b)(c) ....................       54,800          4,932
  Wyeth (Pharmaceuticals) .................................        1,200         61,440
  Xcel Energy, Inc. (Electric Utilities) ..................          700         11,739
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $6,155,717) .........................................      5,346,083
                                                                            -----------
FOREIGN COMMON STOCKS--48.2%
AUSTRALIA--2.0%
  Australia and New Zealand Banking Group Ltd.
    (Banks) ...............................................       11,600        125,616
  BHP Billiton Ltd. (Diversified Metals & Mining) .........        8,400         48,570
  CSR Ltd. (Construction Materials) .......................       10,600         38,024
                                                                            -----------
                                                                                212,210
                                                                            -----------
AUSTRIA--0.4%
  Erste Bank der oesterreichischen Sparkassen AG
    (Banks) ...............................................          300         21,437
  OMV AG (Oil & Gas Refining, Marketing &
    Transportation) .......................................          250         24,567
                                                                            -----------
                                                                                 46,004
                                                                            -----------
BELGIUM--0.4%
  Delhaize Group (Food Retail) ............................          900         42,221
                                                                            -----------
CANADA--4.6%
  Abitibi-Consolidated, Inc. (Paper Products) .............        4,700         43,326
  Bank of Montreal (Banks) ................................        1,407         32,991
  Bank of Nova Scotia (Banks) .............................        2,300         75,598
  BCE, Inc. (Integrated Telecommunication Services) .......          709         12,295
  Canadian National Railway Co. (Railroads) ...............          700         36,839
  Canadian Natural Resources Ltd. (Oil & Gas Exploration
    & Production) .........................................          400         13,550
  Creo, Inc. (Electronic Equipment & Instruments) (b) .....          600          6,107
  Magna International, Inc. (Auto Parts & Equipment) ......        1,700        117,030
  Manulife Financial Corp. (Life & Health Insurance) ......          900         25,830
  Nortel Networks Corp. (Telecommunications
    Equipment) (b) ........................................        4,950          7,160
  Petro-Canada (Integrated Oil & Gas) .....................          500         14,054
  Quebecor World, Inc. (Publishing & Printing) ............        1,000         26,761
  Sun Life Financial Services of Canada, Inc. (Diversified
    Financial Services) ...................................        1,000         21,645
  Talisman Energy, Inc. (Oil & Gas Exploration &
    Production) ...........................................        1,250         56,094
                                                                            -----------
                                                                                489,280
                                                                            -----------

                                                                  SHARES       VALUE
                                                                 -------    -----------
FINLAND--0.4%
  Stora Enso Oyj (Paper Products) .........................        1,000    $    14,014
  UPM-Kymmene Oyj (Paper Products) ........................          700         27,557
                                                                            -----------
                                                                                 41,571
                                                                            -----------
FRANCE--5.0%
  Accor SA (Hotels, Resorts & Cruise Lines) ...............          300         12,168
  Alcatel SA Class A (Telecommunications Equipment) .......          400          2,781
  Assurances Generales de France (Multi-line Insurance) ...        2,600        119,455
  BNP Paribas SA (Banks) ..................................        1,100         60,838
  Compagnie de Saint-Gobain (Industrial Gases) ............        2,200         98,753
  Lagardere S.C.A. (Publishing & Printing) ................          300         12,989
  PSA Peugeot Citroen (Automobile Manufacturers) ..........        2,960        153,623
  Societe Generale Class A (Banks) ........................          450         29,644
  TotalFinaElf SA (Oil & Gas Refining, Marketing &
    Transportation) .......................................          260         42,215
  Vivendi Universal SA (Broadcasting & Cable TV) ..........          200          4,322
                                                                            -----------
                                                                                536,788
                                                                            -----------
GERMANY--1.8%
  AMB Generali Holding AG (Multi-line Insurance) ..........          270         26,293
  Celanese AG (Specialty Chemicals) (b) ...................        1,350         31,332
  E.ON AG (Industrial Conglomerates) ......................          500         29,135
  KarstadtQuelle AG (Department Stores) ...................          450         11,688
  Merck KGaA (Pharmaceuticals) ............................          200          5,383
  Siemens AG (Industrial Conglomerates) ...................        1,325         79,498
  Volkswagen AG (Automobile Manufacturers) ................          200          9,718
                                                                            -----------
                                                                                193,047
                                                                            -----------
HONG KONG--0.4%
  CLP Holdings Ltd. (Electric Utilities) ..................        2,400          9,539
  Wharf Holdings Ltd. (The) (Real Estate Management
    & Development) ........................................       15,000         35,386
                                                                            -----------
                                                                                 44,925
                                                                            -----------
IRELAND--1.2%
  Allied Irish Banks PLC (Banks) ..........................        5,400         71,731
  Bank of Ireland (Banks) .................................        2,500         31,135
  Jefferson Smurfit Group plc (Paper Products) ............        9,000         27,369
                                                                            -----------
                                                                                130,235
                                                                            -----------
ITALY--2.3%
  ENI SpA (Integrated Oil & Gas) ..........................       12,150        193,194
  Riunione Adriatica di Sicurta SpA (Multi-line
    Insurance) ............................................          800         10,738
  Telecom Italia Mobile SpA (Wireless Telecommunication
    Services) .............................................        4,900         20,083
  Telecom Italia SpA (Integrated Telecommunication
    Services) .............................................        2,800         21,929
                                                                            -----------
                                                                                245,944
                                                                            -----------
JAPAN--10.0%
  Canon, Inc. (Electronic Equipment & Instruments) ........        5,000        188,977
  Daiichi Pharmaceutical (Pharmaceuticals) ................        1,000         18,272
  Daiwa House Industry Co. Ltd. (Homebuilding) ............        3,000         18,347
  Hitachi Ltd. (Industrial Conglomerates) .................        6,000         38,797
  Hitachi Maxell Ltd. (Consumer Electronics) ..............        1,000         14,901
  Honda Motor Co. Ltd. (Automobile Manufacturers) .........        5,200        210,853
  Mitsui Chemicals, Inc. (Specialty Chemicals) ............        4,000         19,991
  Mitsui O.S.K. Lines Ltd. (Marine) .......................       16,000         33,640
  Nichirei Corp. (Agricultural Products) ..................        7,000         22,485
  Nippon Meat Packers, Inc. (Meat, Poultry & Fish) ........        1,000         12,532
  Nissan Motor Co. Ltd. (Automobile Manufacturers) ........       21,000        145,424
  Nomura Holdings, Inc. (Diversified Financial Services) ..        1,000         14,684
  Oji Paper Co. Ltd. (Paper Products) .....................        5,000         28,576
  Sumitomo Mitsui Banking Corp. (Banks) ...................        2,400         11,714
  Sumitomo Trust & Banking Co. Ltd. (The) (Banks) .........        4,000         19,223
  Takeda Chemical Industries Ltd. (Pharmaceuticals) .......        1,000         43,886
  Takefuji Corp. (Consumer Finance) .......................        1,500        104,250


                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                                  SHARES       VALUE
                                                                 -------    -----------
JAPAN--CONTINUED
  Tanabe Seiyaku Co. Ltd (Pharmaceuticals) ................        1,000    $     8,761
  Tohoku Electric Power Co., Inc. (Electric Utilities) ....        1,900         26,632
  Tokyo Electric Power Co., Inc. (The) (Electric Utilities)        1,100         22,623
  Toyota Motor Corp. (Automobile Manufacturers) ...........        1,100         29,185
  UFJ Holdings, Inc. (Banks) (b) ..........................            6         14,517
  Uny Co. Ltd. (Specialty Stores) .........................        1,000         11,330
  Yahama Corp. (Leisure Products) .........................        2,000         19,457
                                                                            -----------
                                                                              1,079,057
                                                                            -----------
LUXEMBOURG--0.9%
  Arcelor (Steel) (b) .....................................        5,900         83,734
  Arcelor (Steel) (b) .....................................        1,066         15,160
                                                                            -----------
                                                                                 98,894
                                                                            -----------
NETHERLANDS--3.1%
  DSM NV (Specialty Chemicals) ............................        1,500         69,613
  ING Groep NV (Diversified Financial Services) ...........        3,800         97,577
  Koninklijke (Royal) Philips Electronics NV (Industrial
    Conglomerates) ........................................        1,300         36,296
  Koninklijke Vopak NV (Marine) ...........................          400          7,561
  Royal Dutch Petroleum Co. (Integrated Oil & Gas) ........        1,650         91,909
  Wolters Kluwer NV (Diversified Commercial Services) .....        1,638         31,093
                                                                            -----------
                                                                                334,049
                                                                            -----------
NORWAY--0.1%
  Norsk Hydro ASA (Industrial Conglomerates) ..............          200          9,542
                                                                            -----------
SPAIN--1.2%
  Banco Santander Central Hispano SA (Banks) ..............        6,200         49,231
  Grupo Dragados SA (Construction & Engineering) ..........          700         12,479
  Iberdrola SA (Electric Utilities) .......................        2,700         39,332
  Telefonica SA (Integrated Telecommunication
    Services) (b) .........................................        3,329         27,946
                                                                            -----------
                                                                                128,988
                                                                            -----------
SWEDEN--1.4%
  Autoliv, Inc. (Auto Parts & Equipment) ..................          950         23,940
  Electrolux AB (Consumer Electronics) ....................        3,100         62,572
  Holmen AB B Shares (Paper Products) .....................          800         21,240
  Nordea AB (Banks) .......................................        8,700         47,333
                                                                            -----------
                                                                                155,085
                                                                            -----------
SWITZERLAND--2.1%
  Novartis AG Registered Shares (Pharmaceuticals) .........        2,700        118,748
  Swiss Re Registered Shares (Property & Casualty
    Insurance) ............................................          930         90,928
  UBS AG Registered Shares (Diversified Financial
    Services) (b) .........................................          325         16,347
                                                                            -----------
                                                                                226,023
                                                                            -----------

                                                                  SHARES       VALUE
                                                                 -------    -----------
UNITED KINGDOM--10.9%
  Allied Domecq plc (Brewers) .............................        2,600    $    17,052
  AstraZeneca plc (Pharmaceuticals) .......................        1,200         49,681
  AWG plc (Water Utilities) ...............................        2,700         22,636
  BP plc (Integrated Oil & Gas) ...........................       13,300        111,707
  British American Tobacco plc (Tobacco) ..................        4,600         49,434
  BT Group plc (Integrated Telecommunication
    Services) .............................................        5,100         19,591
  CGNU plc (Multi-line Insurance) .........................        3,900         31,359
  Diageo plc (Brewers) ....................................          800         10,390
  Electrocomponents plc (Distributors) ....................          900          5,042
  GlaxoSmithKline plc (Pharmaceuticals) ...................        4,346         93,938
  HSBC Holdings plc (Banks) ...............................        1,600         18,402
  Imperial Chemical Industries plc (Diversified
    Chemicals) ............................................        3,000         14,588
  Lattice Group plc (Gas Utilities) .......................        9,500         24,763
  Lloyds TSB Group plc (Diversified Financial Services) ...        3,700         36,829
  Mersey Docks & Harbour Co. plc (Marine) .................        2,400         21,712
  Morgan Crucible Company plc (Industrial Gases) ..........          900          1,564
  Persimmon plc (Homebuilding) ............................        2,200         13,364
  Rank Group plc (Movies & Entertainment) .................        3,200         13,048
  Royal & Sun Alliance Insurance Group plc (Multi-line
    Insurance) ............................................       28,600        105,065
  Royal Bank of Scotland Group plc (Banks) ................        1,400         39,693
  Safeway plc (Food Retail) ...............................       40,857        175,471
  Shell Transport & Trading Co. plc (Integrated Oil &
    Gas) ..................................................        3,200         24,145
  Six Continents plc (Hotels, Resorts & Cruise Lines) .....        6,700         68,069
  Smith & Nephew plc (Health Care Equipment) ..............        2,000         11,097
  Smiths Group plc (Industrial Conglomerates) .............        1,000         12,987
  Taylor Woodrow plc (Homebuilding) .......................        3,400          9,329
  Unilever plc (Packaged Foods and Meats) .................        7,100         64,720
  Vodafone Group plc (Wireless Telecommunication
    Services) .............................................       46,100         63,244
  Whitbread plc (Restaurants) .............................          600          5,602
  Wolseley plc (Distributors) .............................        3,741         37,921
                                                                            -----------
                                                                              1,172,443
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,287,908) .........................................      5,186,306
                                                                            -----------
RIGHTS--0.0%
MARINE--0.0%
  Koninklijke Vopak NV - Rights (b) .......................          400              4
                                                                            -----------
TOTAL RIGHTS
  (Identified cost $0) .................................................              4
                                                                            -----------
TOTAL INVESTMENTS--97.9%
  (Identified Cost $11,443,625) ........................................     10,532,393(a)
  Other assets and liabilities, net--2.1% ..............................        223,785
                                                                            -----------
NET ASSETS--100.0% .....................................................    $10,756,178
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  appreciation  of  investment
     securities is comprised of gross  appreciation of $850,714 and gross  depreciation of $1,761,946  for federal  income tax purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $11,443,625.
(b)  Non-income producing.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Aerospace & Defense .......................................   0.2%
Agricultural Products .....................................   0.4
Apparel Retail ............................................   0.3
Apparel, Accessories & Luxury Goods .......................   0.6
Application Software ......................................   0.1
Auto Parts & Equipment ....................................   2.2
Automobile Manufacturers ..................................   5.2
Banks .....................................................  13.8
Brewers ...................................................   0.3
Commercial Printing .......................................   0.2
Computer Hardware .........................................   2.4
Computer Storage & Peripherals ............................   0.1
Construction & Engineering ................................   0.1
Construction Materials ....................................   0.4
Consumer Electronics ......................................   0.7
Consumer Finance ..........................................   1.0
Department Stores .........................................   0.9
Distributors ..............................................   0.4
Diversified Chemicals .....................................   1.3
Diversified Commercial Services ...........................   0.3
Diversified Financial Services ............................   4.4
Diversified Metals & Mining ...............................   0.5
Electric Utilities ........................................   3.6
Electrical Components & Equipment .........................   0.4
Electronic Equipment & Instruments ........................   2.5
Food Distributors .........................................   0.1
Food Retail ...............................................   2.1
Forest Products ...........................................   0.1
Gas Utilities .............................................   0.2
Health Care Equipment .....................................   0.1
Home Furnishings ..........................................   0.2
Home Improvement Retail ...................................   0.4
Homebuilding ..............................................   1.8
Hotels, Resorts & Cruise Lines ............................   0.9
Household Appliances ......................................   0.5
Household Products ........................................   0.2
IT Consulting & Services ..................................   0.2
Industrial Conglomerates ..................................   3.7
Industrial Gases ..........................................   1.3
Insurance Brokers .........................................   0.2
Integrated Oil & Gas ......................................   6.5
Integrated Telecommunication Services .....................   3.7
Leisure Products ..........................................   0.2
Life & Health Insurance ...................................   0.6
Managed Health Care .......................................   0.5
Marine ....................................................   0.6
Meat, Poultry & Fish ......................................   0.4
Metal & Glass Containers ..................................   0.2
Movies & Entertainment ....................................   0.7
Multi-line Insurance ......................................   2.8
Networking Equipment ......................................   0.5
Oil & Gas Exploration & Production ........................   0.7
Oil & Gas Refining, Marketing & Transportation ............   0.9
Packaged Foods and Meats ..................................   1.8
Paper Packaging ...........................................   0.6
Paper Products ............................................   2.3
Pharmaceuticals ...........................................   9.1
Photographic Products .....................................   0.3
Property & Casualty Insurance .............................   1.5
Publishing & Printing .....................................   0.4
Railroads .................................................   1.5
Real Estate Management & Development ......................   0.3
Semiconductors ............................................   0.8
Soft Drinks ...............................................   0.9
Specialty Chemicals .......................................   1.4
Specialty Stores ..........................................   0.1
Steel .....................................................   0.9
Systems Software ..........................................   2.1
Telecommunications Equipment ..............................   0.3
Tires & Rubber ............................................   0.2
Tobacco ...................................................   1.9
Water Utilities ...........................................   0.2
Wireless Telecommunication Services .......................   0.8
                                                            -----
                                                            100.0%
                                                            =====

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $11,443,625) .......................     $10,532,393
Foreign currency at value (Identified cost $42,455) ................................          44,689
Receivables
  Receivable from adviser ..........................................................           3,031
  Investment securities sold .......................................................         465,693
  Fund shares sold .................................................................             137
  Dividends ........................................................................          34,466
  Tax reclaim ......................................................................           6,891
                                                                                         -----------
    Total assets ...................................................................      11,087,300
                                                                                         -----------
LIABILITIES
Cash overdraft .....................................................................         281,420
Payables
  Fund shares repurchased ..........................................................           2,902
  Professional fee .................................................................          17,322
  Printing fee .....................................................................           9,036
  Custodian fee ....................................................................           8,131
  Financial agent fee ..............................................................           4,075
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................           4,519
                                                                                         -----------
    Total liabilities ..............................................................         331,122
                                                                                         -----------
NET ASSETS .........................................................................     $10,756,178
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $11,670,580
  Undistributed net investment income ..............................................          56,965
  Accumulated net realized loss ....................................................         (63,749)
  Net unrealized depreciation ......................................................        (907,618)
                                                                                         -----------
NET ASSETS .........................................................................     $10,756,178
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       1,181,104
                                                                                         ===========
Net asset value and offering price per share .......................................           $9.11
                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..............................................................................       $129,610
  Interest ...............................................................................          1,171
  Foreign taxes withheld .................................................................        (10,362)
                                                                                                 --------
    Total investment income ..............................................................        120,419
                                                                                                 --------
EXPENSES
  Investment advisory fee ................................................................         43,321
  Financial agent fee ....................................................................         23,986
  Professional ...........................................................................         17,166
  Custodian ..............................................................................         12,221
  Trustees ...............................................................................          3,455
  Printing ...............................................................................          3,186
  Miscellaneous ..........................................................................          1,284
                                                                                                 --------
    Total expenses .......................................................................        104,619
    Less expenses borne by investment adviser ............................................        (50,795)
                                                                                                 --------
    Net expenses .........................................................................         53,824
                                                                                                 --------
NET INVESTMENT INCOME ....................................................................         66,595
                                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ........................................................        (50,834)
  Net realized loss on foreign currency transactions .....................................         (1,017)
  Net change in unrealized appreciation (depreciation) on investments ....................       (515,003)
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign
    currency transactions ................................................................         (1,442)
                                                                                                 --------
NET LOSS ON INVESTMENTS ..................................................................       (568,296)
                                                                                                 --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................       $(501,701)
                                                                                                 =========

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02        YEAR ENDED
                                                                                                   (UNAUDITED)       12/31/01
                                                                                                   -----------      ----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $   66,595       $   81,192
  Net realized gain (loss) ....................................................................       (51,851)          46,548
  Net change in unrealized appreciation (depreciation) ........................................      (516,445)        (697,218)
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................      (501,701)        (569,478)
                                                                                                   ----------       ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................       (11,652)         (78,519)
  Net realized short-term gains ...............................................................            --          (56,477)
                                                                                                   ----------       ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................       (11,652)        (134,996)
                                                                                                   ----------       ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (333,084 and 248,659 shares, respectively) ....................     3,150,545        2,445,801
  Net asset value of shares issued from reinvestment of distributions (1,300 and 14,118 shares,
    respectively) .............................................................................        11,652          134,996
  Cost of shares repurchased (73,758 and 79,889 shares, respectively) .........................      (692,982)        (763,447)
                                                                                                   ----------       ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................     2,469,215        1,817,350
                                                                                                   ----------       ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................     1,955,862        1,112,876
NET ASSETS
  Beginning of period .........................................................................     8,800,316        7,687,440
                                                                                                   ----------       ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $56,965 AND $2,022,
    RESPECTIVELY) .............................................................................    $10,756,178      $8,800,316
                                                                                                   ===========      ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED                   FROM INCEPTION
                                                                                       6/30/02     YEAR ENDED     11/20/00 TO
                                                                                     (UNAUDITED)    12/31/01       12/31/00
                                                                                     -----------   ----------   --------------
Net asset value, beginning of period .............................................     $ 9.56        $10.42          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................................       0.06          0.09            0.02
  Net realized and unrealized gain (loss) ........................................      (0.50)        (0.80)           0.41
                                                                                       ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS .............................................      (0.44)        (0.71)           0.43
                                                                                       ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...........................................      (0.01)        (0.09)          (0.01)
  Distributions from net realized gains ..........................................         --         (0.06)             --
                                                                                       ------        ------          ------
    TOTAL DISTRIBUTIONS ..........................................................      (0.01)        (0.15)          (0.01)
                                                                                       ------        ------          ------
CHANGE IN NET ASSET VALUE ........................................................      (0.45)        (0.86)           0.42
                                                                                       ------        ------          ------
NET ASSET VALUE, END OF PERIOD ...................................................     $ 9.11        $ 9.56          $10.42
                                                                                       ======        ======          ======
Total return .....................................................................      (4.63)%(2)    (6.84)%          4.35%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ............................................    $10,756        $8,800          $7,687
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ..........................................................       1.12%(1)      1.05%           1.05%(1)
  Net investment income ..........................................................       1.38%(1)      1.02%           1.12%(1)
Portfolio turnover ...............................................................         20%(2)        24%              0%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets  would have been  2.17%,  2.80% and 5.41% for the  periods  ended June 30,  2002,  December  31, 2001 and 2000, respectively.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                 SHARES        VALUE
                                                                 -------    -----------
COMMON STOCKS--95.6%
AGRICULTURAL PRODUCTS--1.5%
  Corn Products International, Inc. .......................       37,000    $ 1,151,440
                                                                            -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
  Jones Apparel Group, Inc. (b) ...........................       36,500      1,368,750
  V. F. Corp. .............................................        7,300        286,233
                                                                            -----------
                                                                              1,654,983
                                                                            -----------
AUTO PARTS & EQUIPMENT--3.1%
  BorgWarner, Inc. ........................................        7,500        433,200
  Dana Corp. ..............................................       36,000        667,080
  Lear Corp. (b) ..........................................        7,000        323,750
  Modine Manufacturing Co. ................................       41,000      1,007,780
                                                                            -----------
                                                                              2,431,810
                                                                            -----------
BANKS--11.3%
  BancorpSouth, Inc. ......................................       40,500        818,100
  Bank of Hawaii Corp. ....................................       40,800      1,142,400
  Commercial Federal Corp. ................................       34,000        986,000
  Hibernia Corp. Class A ..................................       58,000      1,147,820
  Huntington Bancshares, Inc. .............................       58,000      1,126,360
  Popular, Inc. ...........................................       15,000        505,200
  SouthTrust Corp. ........................................       13,400        350,008
  UnionBanCal Corp. .......................................       27,500      1,288,375
  Washington Federal, Inc. ................................       29,909        755,501
  Whitney Holding Corp. ...................................       25,500        783,870
                                                                            -----------
                                                                              8,903,634
                                                                            -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.0%
  PACCAR, Inc. ............................................       28,600      1,269,554
  Terex Corp. (b) .........................................       48,000      1,079,520
                                                                            -----------
                                                                              2,349,074
                                                                            -----------
CONSTRUCTION MATERIALS--1.4%
  Texas Industries, Inc. ..................................       34,600      1,089,554
                                                                            -----------
DIVERSIFIED CHEMICALS--1.4%
  FMC Corp. (b) ...........................................       36,000      1,086,120
                                                                            -----------
DIVERSIFIED METALS & MINING--1.4%
  Peabody Energy Corp. ....................................       40,000      1,132,000
                                                                            -----------
ELECTRIC UTILITIES--9.4%
  Alliant Energy Corp. ....................................        7,900        203,030
  Consolidated Edison, Inc. ...............................       11,000        459,250
  Northeast Utilities .....................................       41,700        784,377
  NSTAR ...................................................       19,000        850,820
  OGE Energy Corp. ........................................       52,500      1,200,150
  PNM Resources, Inc. .....................................       48,000      1,161,600
  Puget Energy, Inc. ......................................       60,200      1,243,130
  Reliant Resources, Inc. (b) .............................       53,200        465,500
  WPS Resources Corp. .....................................       25,000      1,020,750
                                                                            -----------
                                                                              7,388,607
                                                                            -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.8%
  Cooper Industries Ltd. Class A ..........................       35,500      1,395,150
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.3%
  Arrow Electronics, Inc. (b) .............................       18,900        392,175
  Avnet, Inc. (b) .........................................       22,800        501,372
  KEMET Corp. (b) .........................................       76,500      1,366,290
  Solectron Corp. (b) .....................................      154,400        949,560
  Tech Data Corp. (b) .....................................       18,000        681,300
  Vishay Intertechnology, Inc. (b) ........................       15,078        331,716
                                                                            -----------
                                                                              4,222,413
                                                                            -----------

                                                                 SHARES        VALUE
                                                                 -------    -----------
FOOD DISTRIBUTORS--1.1%
  SUPERVALU, Inc. .........................................       35,000    $   858,550
                                                                            -----------
HEALTH CARE EQUIPMENT--0.5%
  Beckman Coulter, Inc. ...................................        8,300        414,170
                                                                            -----------
HOME IMPROVEMENT RETAIL--2.0%
  Hughes Supply, Inc. .....................................       36,000      1,616,400
                                                                            -----------
HOMEBUILDING--7.3%
  Centex Corp. ............................................       25,700      1,485,203
  KB HOME .................................................       28,600      1,473,186
  Pulte Homes, Inc. .......................................       25,000      1,437,000
  Standard Pacific Corp. ..................................       40,000      1,403,200
                                                                            -----------
                                                                              5,798,589
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--1.3%
  Royal Caribbean Cruises Ltd. ............................       52,000      1,014,000
                                                                            -----------
INDUSTRIAL MACHINERY--7.3%
  Eaton Corp. .............................................       10,500        763,875
  Harsco Corp. ............................................       22,000        825,000
  Kennametal, Inc. ........................................       32,000      1,171,200
  Lincoln Electric Holdings, Inc. .........................       39,000      1,049,100
  Parker-Hannifin Corp. ...................................       18,500        884,115
  Reliance Steel & Aluminum Co. ...........................       35,000      1,067,500
                                                                            -----------
                                                                              5,760,790
                                                                            -----------
INTEGRATED OIL & GAS--1.9%
  Amerada Hess Corp. ......................................       14,800      1,221,000
  Occidental Petroleum Corp. ..............................       10,500        314,895
                                                                            -----------
                                                                              1,535,895
                                                                            -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  WorldCom, Inc. - WorldCom Group (b)(c) ..................      250,000         22,500
                                                                            -----------
LEISURE PRODUCTS--1.5%
  Brunswick Corp. .........................................       43,000      1,204,000
                                                                            -----------
MEAT, POULTRY & FISH--1.4%
  Smithfield Foods, Inc. (b) ..............................       58,000      1,075,900
                                                                            -----------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
  Sierra Pacific Resources ................................       55,000        429,000
                                                                            -----------
NETWORKING EQUIPMENT--1.3%
  Adaptec, Inc. (b) .......................................      127,300      1,004,397
                                                                            -----------
OIL & GAS EQUIPMENT & SERVICES--1.7%
  SEACOR SMIT, Inc. (b) ...................................       27,800      1,316,330
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
  Kerr-McGee Corp. ........................................       18,000        963,900
                                                                            -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.7%
  Valero Energy Corp. .....................................       36,300      1,358,346
                                                                            -----------
PAPER PACKAGING--0.6%
  Temple-Inland, Inc. .....................................        8,500        491,810
                                                                            -----------
PAPER PRODUCTS--1.5%
  MeadWestvaco Corp. ......................................       34,600      1,161,176
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--1.8%
  Fidelity National Financial, Inc. .......................       46,200      1,459,920
                                                                            -----------
PUBLISHING & PRINTING--1.7%
  Reader's Digest Association, Inc. (The) Class A .........       71,000      1,329,830
                                                                            -----------
RAILROADS--0.5%
  Norfolk Southern Corp. ..................................       15,400        360,052
                                                                            -----------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                                 SHARES        VALUE
                                                                 -------    -----------
REITS--9.3%
  Arden Realty, Inc. ......................................       46,900    $ 1,334,305
  Avalonbay Communities, Inc. .............................       26,300      1,228,210
  Duke Realty Corp. .......................................       45,300      1,311,435
  Liberty Property Trust ..................................       22,000        770,000
  Mack-Cali Realty Corp. ..................................       40,100      1,409,515
  Post Properties, Inc. ...................................       43,300      1,305,928
                                                                            -----------
                                                                              7,359,393
                                                                            -----------
SPECIALTY CHEMICALS--3.3%
  Crompton Corp. ..........................................      110,000      1,402,500
  Cytec Industries, Inc. (b) ..............................       37,000      1,163,280
                                                                            -----------
                                                                              2,565,780
                                                                            -----------
SPECIALTY STORES--1.5%
  Group 1 Automotive, Inc. (b) ............................       31,000      1,182,650
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--2.2%
  Andrew Corp. (b) ........................................       57,000        816,810
  Tellabs, Inc. (b) .......................................      142,500        883,500
                                                                            -----------
                                                                              1,700,310
                                                                            -----------
TRADING COMPANIES & DISTRIBUTORS--0.8%
  Genuine Parts Co. .......................................       17,900        624,173
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $70,768,394) ........................................     75,412,646
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--95.6%
  (Identified cost $70,768,394) ........................................     75,412,646
                                                                            -----------
SHORT-TERM OBLIGATIONS--6.1%

MONEY MARKET MUTUAL FUNDS--4.9%
  SSgA Money Market Fund (1.65% seven day
    effective yield) ......................................    3,833,459      3,833,459
                                                                            -----------

                                                                    PAR
                                                                   VALUE
                                                                   (000)       VALUE
                                                                   -----    -----------
REPURCHASE AGREEMENTS--1.2%
  State Street Bank & Trust Co. repurchase agreement
    0.85%, dated 6/28/02 due 7/1/02, repurchase price
    $986,070, collateralized by U.S. Treasury Note
    5.50%, 8/15/28, market value $1,009,501 ...............        $ 986    $   986,000
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,819,459) .........................................      4,819,459
                                                                            -----------
TOTAL INVESTMENTS--101.7%
  (Identified Cost $75,587,853) ........................................     80,232,105(a)
  Other assets and liabilities, net--(1.7)% ............................     (1,314,392)
                                                                            -----------
NET ASSETS--100.0% .....................................................    $78,917,713
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  appreciation  of  investment
     securities is comprised of gross appreciation of $8,907,705 and gross depreciation of $4,271,274  for federal  income tax purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $75,595,674.
(b)  Non-income producing.
(c)  Illiquid.  Security  valued at fair value as  determined in good faith by or under the direction of the Trustees. At June 30, 2002, this security amounted to a value of $22,500 or 0.03% of net assets.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $75,587,853) .......................     $80,232,105
Cash ...............................................................................             777
Receivables
  Dividends and interest ...........................................................         165,630
  Fund shares sold .................................................................         143,294
                                                                                         -----------
    Total assets ...................................................................      80,541,806
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................       1,443,259
  Fund shares repurchased ..........................................................          51,690
  Investment advisory fee ..........................................................          65,209
  Financial agent fee ..............................................................           8,312
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................          51,906
                                                                                         -----------
    Total liabilities ..............................................................       1,624,093
                                                                                         -----------
NET ASSETS .........................................................................     $78,917,713
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $70,785,443
  Undistributed net investment income ..............................................         112,596
  Accumulated net realized gain ....................................................       3,375,422
  Net unrealized appreciation ......................................................       4,644,252
                                                                                         -----------
NET ASSETS .........................................................................     $78,917,713
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       6,833,146
                                                                                         ===========
Net asset value and offering price per share .......................................          $11.55
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $   711,741
  Interest .........................................................................          29,393
                                                                                         -----------
    Total investment income ........................................................         741,134
                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................         332,226
  Financial agent fee ..............................................................          46,074
  Professional .....................................................................          14,789
  Printing .........................................................................          13,679
  Custodian ........................................................................           7,744
  Trustees .........................................................................           3,455
  Miscellaneous ....................................................................           6,466
                                                                                         -----------
    Total expenses .................................................................         424,433
    Less expenses borne by investment adviser ......................................         (22,723)
                                                                                         -----------
    Net expenses ...................................................................         401,710
                                                                                         -----------
NET INVESTMENT INCOME ..............................................................         339,424
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................       3,376,386
  Net change in unrealized appreciation (depreciation) on investments ..............      (1,109,296)
                                                                                         -----------
NET GAIN ON INVESTMENTS ............................................................       2,267,090
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $ 2,606,514
                                                                                         ===========

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                       6/30/02       YEAR ENDED
                                                                                                     (UNAUDITED)      12/31/01
                                                                                                     -----------    ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $   339,424    $    508,711
  Net realized gain (loss) ......................................................................      3,376,386       1,675,909
  Net change in unrealized appreciation (depreciation) ..........................................     (1,109,296)      4,436,626
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      2,606,514       6,621,246
                                                                                                     -----------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................       (226,828)       (475,205)
  Net realized short-term gains .................................................................       (183,290)        (11,465)
  Net realized long-term gains ..................................................................       (190,078)       (204,655)
                                                                                                     -----------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................       (600,196)       (691,325)
                                                                                                     -----------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,107,226 and 3,715,054 shares, respectively) ..................     36,634,707      36,940,985
  Net asset value of shares issued from reinvestment of distributions (51,691 and 64,377 shares,
    respectively) ...............................................................................        600,196         691,325
  Cost of shares repurchased (750,208 and 981,403 shares, respectively) .........................     (8,879,742)     (9,764,166)
                                                                                                     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     28,355,161      27,868,144
                                                                                                     -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     30,361,479      33,798,065
NET ASSETS
  Beginning of period ...........................................................................     48,556,234      14,758,169
                                                                                                     -----------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $112,596 AND $0, RESPECTIVELY)     $78,917,713    $ 48,556,234
                                                                                                     ===========    ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    SIX MONTHS              YEAR ENDED               FROM
                                                                       ENDED               DECEMBER 31,            INCEPTION
                                                                      6/30/02       --------------------------     3/2/98 TO
                                                                    (UNAUDITED)      2001      2000      1999       12/31/98
                                                                    -----------     ------    ------    ------    ----------
Net asset value, beginning of period .............................    $10.97        $ 9.07    $ 7.82    $ 8.84      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................................      0.05          0.13      0.06      0.11        0.03(4)
  Net realized and unrealized gain (loss) ........................      0.63          1.95      1.25     (1.02)      (1.16)
                                                                      ------        ------    ------    ------      ------
    TOTAL FROM INVESTMENT OPERATIONS .............................      0.68          2.08      1.31     (0.91)      (1.13)
                                                                      ------        ------    ------    ------      ------
LESS DISTRIBUTIONS
Dividends from net investment income .............................     (0.04)        (0.13)    (0.06)    (0.11)      (0.03)
Distributions from net realized gains ............................     (0.06)        (0.05)       --        --          --
                                                                      ------        ------    ------    ------      ------
    TOTAL DISTRIBUTIONS ..........................................     (0.10)        (0.18)    (0.06)    (0.11)      (0.03)
                                                                      ------        ------    ------    ------      ------
CHANGE IN NET ASSET VALUE ........................................      0.58          1.90      1.25     (1.02)      (1.16)
                                                                      ------        ------    ------    ------      ------
NET ASSET VALUE, END OF PERIOD ...................................    $11.55        $10.97    $ 9.07    $ 7.82      $ 8.84
                                                                      ======        ======    ======    ======      ======
Total return .....................................................      6.10%(2)     22.98%    16.89%   (10.28)%    (11.37)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ............................   $78,918       $48,556   $14,758    $8,635      $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ..........................................      1.27%(1)      1.20%(5)  1.20%(5)  1.20%       1.20%(1)
  Net investment income ..........................................      1.07%(1)      1.72%     0.95%     1.40%       0.52%(1)
Portfolio turnover ...............................................        21%(2)        28%      128%       29%         21%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including  custody credits) would have been 1.34%,  1.54%,  2.39%, 2.58% and 2.77% for the periods ended June
     30, 2002, December 31, 2001, 2000, 1999 and 1998, respectively.
(4)  Computed using average shares outstanding.
(5)  The ratio of operating  expenses to average net assets  excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                 SHARES        VALUE
                                                                 -------    -----------
COMMON STOCKS--91.8%
AEROSPACE & DEFENSE--1.6%
  Curtiss-Wright Corp. ....................................        1,000    $    80,000
  Moog, Inc. Class A (b) ..................................       12,550        538,144
                                                                            -----------
                                                                                618,144
                                                                            -----------
AGRICULTURAL PRODUCTS--1.5%
  Corn Products International, Inc. .......................       19,200        597,504
                                                                            -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
  Kellwood Co. ............................................       13,500        438,750
  Vans, Inc. (b) ..........................................       27,000        219,267
                                                                            -----------
                                                                                658,017
                                                                            -----------
AUTO PARTS & EQUIPMENT--1.1%
  Modine Manufacturing Co. ................................       17,700        435,066
                                                                            -----------
BANKS--6.7%
  BancorpSouth, Inc. ......................................       10,400        210,080
  Bank of Hawaii Corp. ....................................       18,000        504,000
  Commercial Federal Corp. ................................       12,000        348,000
  GBC Bancorp .............................................       18,100        523,995
  Hibernia Corp. Class A ..................................       24,800        490,792
  Washington Federal, Inc. ................................       16,939        427,879
  Whitney Holding Corp. ...................................        3,450        106,053
                                                                            -----------
                                                                              2,610,799
                                                                            -----------
CASINOS & GAMING--0.4%
  Pinnacle Entertainment, Inc. (b) ........................       13,000        138,190
                                                                            -----------
COMPUTER STORAGE & PERIPHERALS--0.8%
  Hutchinson Technology, Inc. (b) .........................        6,000         93,840
  Quantum Corp. (b) .......................................        5,000         21,000
  SBS Technologies, Inc. (b) ..............................       16,000        195,984
                                                                            -----------
                                                                                310,824
                                                                            -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.5%
  Terex Corp. (b) .........................................       25,500        573,495
                                                                            -----------
CONSTRUCTION MATERIALS--1.6%
  Texas Industries, Inc. ..................................       20,000        629,800
                                                                            -----------
CONSUMER FINANCE--0.8%
  PFF Bancorp, Inc. .......................................        8,200        314,880
                                                                            -----------
DIVERSIFIED CHEMICALS--1.4%
  FMC Corp. (b) ...........................................       18,100        546,077
                                                                            -----------
DIVERSIFIED METALS & MINING--2.7%
  Peabody Energy Corp. ....................................       13,600        384,880
  RTI International Metals, Inc. (b) ......................       54,000        656,100
                                                                            -----------
                                                                              1,040,980
                                                                            -----------
ELECTRIC UTILITIES--6.1%
  Alliant Energy Corp. ....................................        1,700         43,690
  Central Vermont Public Service Corp. ....................       14,150        254,700
  Empire District Electric Co. (The) ......................       15,500        317,750
  Northeast Utilities .....................................       12,350        232,303
  NSTAR ...................................................        5,200        232,856
  OGE Energy Corp. ........................................       20,800        475,488
  PNM Resources, Inc. .....................................       21,500        520,300
  Wisconsin Energy Corp. ..................................        2,000         50,540
  WPS Resources Corp. .....................................        6,400        261,312
                                                                            -----------
                                                                              2,388,939
                                                                            -----------

                                                                 SHARES        VALUE
                                                                 -------    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
  Avnet, Inc. (b) .........................................        7,800    $   171,522
  CTS Corp. ...............................................       33,200        399,728
  KEMET Corp. (b) .........................................       29,500        526,870
  Vishay Intertechnology, Inc. (b) ........................       15,445        339,790
                                                                            -----------
                                                                              1,437,910
                                                                            -----------
GAS UTILITIES--0.4%
  Southwestern Energy Co. (b) .............................       11,000        167,090
                                                                            -----------
HEALTH CARE EQUIPMENT--1.2%
  CONMED Corp. (b) ........................................       16,600        370,678
  Mentor Corp. ............................................        2,500         91,773
                                                                            -----------
                                                                                462,451
                                                                            -----------
HOME IMPROVEMENT RETAIL--1.6%
  Hughes Supply, Inc. .....................................       14,200        637,580
                                                                            -----------
HOMEBUILDING--5.5%
  KB HOME .................................................       13,500        695,385
  Pulte Homes, Inc. .......................................       12,000        689,760
  Standard Pacific Corp. ..................................       21,100        740,188
                                                                            -----------
                                                                              2,125,333
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--1.9%
  Prime Hospitality Corp. (b) .............................       56,050        728,090
                                                                            -----------
HOUSEHOLD PRODUCTS--0.9%
  Playtex Products, Inc. (b) ..............................       26,100        337,995
                                                                            -----------
HOUSEWARES & SPECIALTIES--0.2%
  Russ Berrie & Co., Inc. .................................        2,800         99,120
                                                                            -----------
INDUSTRIAL MACHINERY--10.5%
  Esterline Technologies Corp. (b) ........................       21,000        476,700
  Gardner Denver, Inc. (b) ................................       24,000        480,000
  Harsco Corp. ............................................        9,300        348,750
  Hexcel Corp. (b) ........................................       17,000         73,950
  JLG Industries, Inc. ....................................       40,600        569,618
  Kennametal, Inc. ........................................       11,200        409,920
  Lincoln Electric Holdings, Inc. .........................       15,450        415,605
  Penn Engineering & Manufacturing Corp. ..................       16,000        278,720
  Regal Beloit Corp. ......................................       19,600        476,476
  Reliance Steel & Aluminum Co. ...........................       14,400        439,200
  Wolverine Tube, Inc. (b) ................................       18,000        135,900
                                                                            -----------
                                                                              4,104,839
                                                                            -----------
LEISURE PRODUCTS--0.8%
  Brunswick Corp. .........................................       10,500        294,000
                                                                            -----------
LIFE & HEALTH INSURANCE--0.7%
  American National Insurance Co. .........................        2,700        260,010
                                                                            -----------
MARINE--0.8%
  Alexander & Baldwin, Inc. ...............................       13,000        331,890
                                                                            -----------
MEAT, POULTRY & FISH--1.0%
  Smithfield Foods, Inc. (b) ..............................       22,000        408,100
                                                                            -----------
METAL & GLASS CONTAINERS--1.0%
  Rock-Tenn Co. Class A ...................................       20,400        374,340
                                                                            -----------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
  Sierra Pacific Resources ................................       23,000        179,400
                                                                            -----------
NETWORKING EQUIPMENT--0.8%
  Adaptec, Inc. (b) .......................................       39,500        311,655
                                                                            -----------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                                 SHARES        VALUE
                                                                 -------    -----------
OIL & GAS EQUIPMENT & SERVICES--0.2%
  SEACOR SMIT, Inc. (b) ...................................        1,000    $    47,350
  Seitel, Inc. (b) ........................................       20,400         20,400
                                                                            -----------
                                                                                 67,750
                                                                            -----------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
  Key Production Co., Inc. (b) ............................        8,000        156,000
                                                                            -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.4%
  Tesoro Petroleum Corp. (b) ..............................       48,000        372,000
  Valero Energy Corp. .....................................       15,100        565,042
                                                                            -----------
                                                                                937,042
                                                                            -----------
PACKAGED FOODS AND MEATS--0.5%
  Del Monte Foods Co. (b) .................................       15,700        185,260
                                                                            -----------
PROPERTY & CASUALTY INSURANCE--5.1%
  Fidelity National Financial, Inc. .......................       23,130        730,908
  Harleysville Group, Inc. ................................       11,400        316,008
  LandAmerica Financial Group, Inc. .......................       14,800        466,200
  RLI Corp. ...............................................        9,500        484,500
                                                                            -----------
                                                                              1,997,616
                                                                            -----------
PUBLISHING & PRINTING--1.1%
  Reader's Digest Association, Inc. (The) Class A .........       23,200        434,536
                                                                            -----------
REITS--11.9%
  Arden Realty, Inc. ......................................       17,000        483,650
  Avalonbay Communities, Inc. .............................        6,000        280,200
  Duke Realty Corp. .......................................       14,100        408,195
  EastGroup Properties, Inc. ..............................       18,900        483,840
  FelCor Lodging Trust, Inc. ..............................       19,500        357,825
  Koger Equity ............................................       19,500        376,350
  Liberty Property Trust ..................................        6,400        224,000
  Mack-Cali Realty Corp. ..................................       15,900        558,885
  Post Properties, Inc. ...................................       16,200        488,592
  RFS Hotel Investors, Inc. ...............................       37,100        502,334
  Summit Properties, Inc. .................................       20,500        478,675
                                                                            -----------
                                                                              4,642,546
                                                                            -----------
SPECIALTY CHEMICALS--2.5%
  Crompton Corp. ..........................................       42,100        536,775
  Cytec Industries, Inc. (b) ..............................       13,500        424,440
                                                                            -----------
                                                                                961,215
                                                                            -----------

                                                                 SHARES        VALUE
                                                                 -------    -----------
SPECIALTY STORES--1.3%
  Group 1 Automotive, Inc. (b) ............................       13,000    $   495,950
                                                                            -----------
STEEL--2.7%
  Commercial Metals Co. ...................................       15,400        722,876
  GrafTech International Ltd. (b) .........................       27,200        334,560
                                                                            -----------
                                                                              1,057,436
                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT--1.3%
  Andrew Corp. (b) ........................................       34,600        495,818
                                                                            -----------
TEXTILES--0.4%
  Wellman, Inc. ...........................................       10,100        169,175
                                                                            -----------
TRUCKING--1.1%
  Dollar Thrifty Automotive Group, Inc. (b) ...............       16,600        429,940
                                                                            -----------
TOBACCO--1.5%
  Schweitzer-Mauduit International, Inc. ..................       23,900        587,940
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $34,086,765) ........................................     35,740,742
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--91.8%
  (Identified cost $34,086,765) ........................................     35,740,742
                                                                            -----------
SHORT-TERM OBLIGATIONS--11.7%

MONEY MARKET MUTUAL FUNDS--4.8%
  SSgA Money Market Fund (1.65% seven day
    effective yield) ......................................        1,878      1,877,678
                                                                            -----------


                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                                  -----
REPURCHASE AGREEMENTS--6.9%
  State Street Bank & Trust Co. repurchase agreement
    0.85%, dated 6/28/02 due 7/1/02, repurchase price
    $2,658,188, collateralized by U.S. Treasury Note
    5.50%, 8/15/28, market value $2,715,209 ...............       $2,658      2,658,000
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,535,678) .........................................      4,535,678
                                                                            -----------
TOTAL INVESTMENTS--103.5%
  (Identified Cost $38,622,443) ........................................     40,276,420(a)
  Other assets and liabilities, net--(3.5)% ............................     (1,362,258)
                                                                            -----------
NET ASSETS--100.0% .....................................................    $38,914,162
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  appreciation  of  investment
     securities is comprised of gross appreciation of $3,934,803 and gross depreciation of $2,303,079  for federal  income tax purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $38,644,696.
(b)  Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $38,622,443) .......................     $40,276,420
Cash ...............................................................................             447
Receivables
  Investment securities sold .......................................................         232,537
  Dividends and interest ...........................................................          54,873
  Fund shares sold .................................................................          38,206
                                                                                         -----------
    Total assets ...................................................................      40,602,483
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................       1,595,458
  Fund shares repurchased ..........................................................          24,640
  Investment advisory fee ..........................................................          24,547
  Financial agent fee ..............................................................           5,725
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................          34,234
                                                                                         -----------
    Total liabilities ..............................................................       1,688,321
                                                                                         -----------
NET ASSETS .........................................................................     $38,914,162
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $36,071,548
  Undistributed net investment income ..............................................          72,333
  Accumulated net realized gain ....................................................       1,116,304
  Net unrealized appreciation ......................................................       1,653,977
                                                                                         -----------
NET ASSETS .........................................................................     $38,914,162
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       2,955,280
                                                                                         ===========
Net asset value and offering price per share .......................................          $13.17
                                                                                              ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $  263,056
  Interest .........................................................................         13,868
                                                                                         ----------
    Total investment income ........................................................        276,924
                                                                                         ----------
EXPENSES
  Investment advisory fee ..........................................................        144,873
  Financial agent fee ..............................................................         31,440
  Professional .....................................................................         12,798
  Custodian ........................................................................          6,653
  Trustees .........................................................................          3,455
  Printing .........................................................................          3,340
  Miscellaneous ....................................................................          6,050
                                                                                         ----------
    Total expenses .................................................................        208,609
    Less expenses borne by investment adviser ......................................        (33,219)
    Custodian fees paid indirectly .................................................             (7)
                                                                                         ----------
    Net expenses ...................................................................        175,383
                                                                                         ----------
NET INVESTMENT INCOME ..............................................................        101,541
                                                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................      1,140,680
  Net change in unrealized appreciation (depreciation) on investments ..............        433,064
                                                                                         ----------
NET GAIN ON INVESTMENTS ............................................................      1,573,744
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $1,675,285
                                                                                         ==========

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                   -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $   101,541      $   103,088
  Net realized gain (loss) ....................................................................      1,140,680          190,000
  Net change in unrealized appreciation (depreciation) ........................................        433,064        1,063,580
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................      1,675,285        1,356,668
                                                                                                   -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................        (29,208)         (94,835)
  Net realized short-term gains ...............................................................        (19,277)        (193,131)
  Net realized long-term gains ................................................................         (6,134)              --
                                                                                                   -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................        (54,619)        (287,966)
                                                                                                   -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,260,924 and 1,422,543 shares, respectively) ................     29,736,277       16,278,755
  Net asset value of shares issued from reinvestment of distributions (4,185 and 23,750 shares,
    respectively) .............................................................................         54,619          287,966
  Cost of shares repurchased (735,756 and 273,953 shares, respectively) .......................     (9,729,028)      (3,096,136)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................     20,061,868       13,470,585
                                                                                                   -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................     21,682,534       14,539,287
NET ASSETS
  Beginning of period .........................................................................     17,231,628        2,692,341
                                                                                                   -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $72,333 AND $0) .............    $38,914,162      $17,231,628
                                                                                                   ===========      ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  SIX MONTHS
                                                                                     ENDED                   FROM INCEPTION
                                                                                    6/30/02     YEAR ENDED     11/20/00 TO
                                                                                  (UNAUDITED)    12/31/01       12/31/00
                                                                                  -----------   ----------   --------------
Net asset value, beginning of period ..........................................     $12.08        $10.62          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................................       0.03          0.07            0.03
  Net realized and unrealized gain ............................................       1.08          1.59            0.62
                                                                                    ------        ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................................       1.11          1.66            0.65
                                                                                    ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................................      (0.01)        (0.07)          (0.03)
  Distributions from net realized gains .......................................      (0.01)        (0.13)             --
                                                                                    ------        ------          ------
    TOTAL DISTRIBUTIONS .......................................................      (0.02)        (0.20)          (0.03)
                                                                                    ------        ------          ------
CHANGE IN NET ASSET VALUE .....................................................       1.09          1.46            0.62
                                                                                    ------        ------          ------
NET ASSET VALUE, END OF PERIOD ................................................     $13.17        $12.08          $10.62
                                                                                    ======        ======          ======
Total return ..................................................................       9.13%(2)     15.76%           6.44%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .........................................    $38,914       $17,232          $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .......................................................       1.27%(1)(4)   1.20%(4)        1.20%(1)
  Net investment income (loss) ................................................       0.74%(1)      1.12%           2.71%(1)
Portfolio turnover ............................................................         19%(2)        18%              1%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 1.51%, 2.33% and 13.52% for the periods ended June 30, 2002, December 31, 2001 and 2000, respectively.
(4)  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                  SHARES       VALUE
                                                                 -------    -----------
COMMON STOCKS--91.8%
ADVERTISING--2.9%
  Lamar Advertising Co. (b) ...............................       50,500    $ 1,879,105
                                                                            -----------
APPAREL RETAIL--5.8%
  Limited Brands ..........................................       86,438      1,841,129
  Talbots, Inc. (The) .....................................       54,070      1,892,450
                                                                            -----------
                                                                              3,733,579
                                                                            -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
  Polo Ralph Lauren Corp. (b) .............................       51,470      1,152,928
                                                                            -----------
APPLICATION SOFTWARE--3.7%
  Electronic Arts, Inc. (b) ...............................       35,570      2,349,398
                                                                            -----------
BANKS--3.4%
  Charter One Financial, Inc. .............................       63,887      2,196,435
                                                                            -----------
BROADCASTING & CABLE TV--3.1%
  Univision Communications, Inc. Class A (b) ..............       63,170      1,983,538
                                                                            -----------
COMPUTER & ELECTRONICS RETAIL--3.0%
  Circuit City Stores-Circuit City Group ..................      102,080      1,914,000
                                                                            -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
  Molex, Inc. .............................................       38,840      1,302,305
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
  Jabil Circuit, Inc. (b) .................................      107,670      2,272,914
                                                                            -----------
HEALTH CARE DISTRIBUTORS & SERVICES--2.8%
  AmerisourceBergen Corp. .................................       23,290      1,770,040
                                                                            -----------
HEALTH CARE EQUIPMENT--2.5%
  St. Jude Medical, Inc. (b) ..............................       21,560      1,592,206
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--3.4%
  Starwood Hotels & Resorts Worldwide, Inc. ...............       65,930      2,168,438
                                                                            -----------
HOUSEHOLD APPLIANCES--3.4%
  Maytag Corp. ............................................       50,820      2,167,473
                                                                            -----------
HOUSEHOLD PRODUCTS--2.4%
  Clorox Co. (The) ........................................       37,490      1,550,212
                                                                            -----------
HOUSEWARES & SPECIALTIES--2.7%
  Newell Rubbermaid, Inc. .................................       49,720      1,743,183
                                                                            -----------
INDUSTRIAL GASES--3.4%
  Air Products and Chemicals, Inc. ........................       42,670      2,153,555
                                                                            -----------
INDUSTRIAL MACHINERY--6.6%
  Danaher Corp. ...........................................       31,300      2,076,755
  SPX Corp. (b) ...........................................       18,590      2,184,325
                                                                            -----------
                                                                              4,261,080
                                                                            -----------
IT CONSULTING & SERVICES--3.0%
  Affiliated Computer Services, Inc. Class A (b) ..........       40,420      1,919,142
                                                                            -----------
MANAGED HEALTH CARE--3.0%
  Aetna, Inc. .............................................       40,810      1,957,656
                                                                            -----------
METAL & GLASS CONTAINERS--3.0%
  Pactiv Corp. (b) ........................................       82,010      1,951,838
                                                                            -----------
PHARMACEUTICALS--3.8%
  Allergan, Inc. ..........................................       36,480      2,435,040
                                                                            -----------

                                                                  SHARES       VALUE
                                                                 -------    -----------
SEMICONDUCTOR EQUIPMENT--2.8%
  Novellus Systems, Inc. (b) ..............................       51,930    $ 1,765,620
                                                                            -----------
SEMICONDUCTORS--12.7%
  Altera Corp. (b) ........................................      128,870      1,752,632
  Atmel Corp. (b) .........................................      223,310      1,397,921
  LSI Logic Corp. (b) .....................................      170,820      1,494,675
  Micrel, Inc. (b) ........................................       66,690        959,002
  QLogic Corp. (b) ........................................       18,780        715,518
  Semtech Corp. (b) .......................................       69,070      1,844,169
                                                                            -----------
                                                                              8,163,917
                                                                            -----------
SPECIALTY STORES--7.1%
  AutoZone, Inc. (b) ......................................       30,020      2,320,546
  Tiffany & Co. ...........................................       62,970      2,216,544
                                                                            -----------
                                                                              4,537,090
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $63,191,280) ........................................     58,920,692
                                                                            -----------
FOREIGN COMMON STOCKS--4.9%

PHARMACEUTICALS--2.8%
  Biovail Corp. (Canada) (b) ..............................       61,520      1,781,619
                                                                            -----------
SEMICONDUCTORS--2.1%
  Marvell Technology Group Ltd. (Bermuda) (b) .............       67,890      1,350,332
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,455,822) .........................................      3,131,951
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--96.7%
  (Identified cost $67,647,102) ........................................     62,052,643
                                                                            -----------

                                                      STANDARD     PAR
                                                      & POOR'S    VALUE
                                                       RATING     (000)
                                                      --------    -----
SHORT-TERM OBLIGATIONS--5.4%
COMMERCIAL PAPER--5.4%
  Emerson Electric Co. 2%, 7/1/02 ................       A-1      $  875        875,000
  Receivables Capital Corp. 1.90%, 7/1/02 ........       A-1+        650        650,000
  Archer-Daniels-Midland Co. 1.77%, 7/2/02 .......       A-1         300        299,985
  Verizon Network Funding Corp. 1.80%,
    7/2/02 .......................................       A-1+        150        149,992
  ABSC Capital Corp. 1.80%, 7/9/02 ...............       A-1+      1,000        999,600
  SBC Communications, Inc. 1.77%,
    7/22/02 ......................................       A-1+        500        499,484
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,474,061) .........................................      3,474,061
                                                                            -----------
TOTAL INVESTMENTS--102.1%
  (Identified Cost $71,121,163) ........................................     65,526,704(a)
  Other assets and liabilities, net--(2.1)% ............................     (1,342,838)
                                                                            -----------
NET ASSETS--100.0% .....................................................    $64,183,866
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  depreciation  of  investment
     securities is comprised of gross appreciation of $2,698,882 and gross depreciation of $8,293,341  for federal  income tax purposes.  At June 30, 2002,  the aggregate cost of securities for federal income tax purposes was $71,121,163.
(b)  Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $71,121,163) .......................     $ 65,526,704
Receivables
  Fund shares sold .................................................................           29,285
  Dividends and interest ...........................................................           14,863
                                                                                         ------------
    Total assets ...................................................................       65,570,852
                                                                                         ------------
LIABILITIES
Cash overdraft .....................................................................              306
Payables
  Investment securities purchased ..................................................        1,185,355
  Fund shares repurchased ..........................................................           63,297
  Investment advisory fee ..........................................................           43,932
  Financial agent fee ..............................................................            8,411
  Trustees' fee ....................................................................            3,717
Accrued expenses ...................................................................           81,968
                                                                                         ------------
    Total liabilities ..............................................................        1,386,986
                                                                                         ------------
NET ASSETS .........................................................................     $ 64,183,866
                                                                                         ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $ 95,569,031
  Accumulated net investment loss ..................................................         (209,969)
  Accumulated net realized loss ....................................................      (25,580,737)
  Net unrealized depreciation ......................................................       (5,594,459)
                                                                                         ------------
NET ASSETS .........................................................................     $ 64,183,866
                                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...        5,661,655
                                                                                         ============
Net asset value and offering price per share .......................................           $11.34
                                                                                               ======


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    119,441
  Interest .........................................................................           46,389
                                                                                         ------------
    Total investment income ........................................................          165,830
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................          281,158
  Financial agent fee ..............................................................           49,621
  Printing .........................................................................           17,449
  Professional .....................................................................           15,158
  Custodian ........................................................................            4,598
  Trustees .........................................................................            3,455
  Miscellaneous ....................................................................            4,379
                                                                                         ------------
    Total expenses .................................................................          375,818
    Custodian fees paid indirectly .................................................              (19)
                                                                                         ------------
    Net expenses ...................................................................          375,799
                                                                                         ------------
NET INVESTMENT LOSS ................................................................         (209,969)
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (3,103,271)
  Net change in unrealized appreciation (depreciation) on investments ..............       (8,071,179)
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (11,174,450)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(11,384,419)
                                                                                         ============

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                    SIX MONTHS
                                                                                                       ENDED
                                                                                                      6/30/02        YEAR ENDED
                                                                                                    (UNAUDITED)       12/31/01
                                                                                                   -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $  (209,969)     $  (357,510)
  Net realized gain (loss) ....................................................................     (3,103,271)     (19,873,580)
  Net change in unrealized appreciation (depreciation) ........................................     (8,071,179)        (550,926)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................    (11,384,419)     (20,782,016)
                                                                                                   -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,259,197 and 2,791,753 shares, respectively) ................     16,372,560       41,997,776
  Cost of shares repurchased (749,775 and 1,607,612 shares, respectively) .....................     (9,699,133)     (23,336,210)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................      6,673,427       18,661,566
                                                                                                   -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (4,710,992)      (2,120,450)
NET ASSETS
  Beginning of period .........................................................................     68,894,858       71,015,308
                                                                                                   -----------      -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($209,969) AND $0,
    RESPECTIVELY) .............................................................................    $64,183,866      $68,894,858
                                                                                                   ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    SIX MONTHS              YEAR ENDED               FROM
                                                                       ENDED               DECEMBER 31,            INCEPTION
                                                                      6/30/02       --------------------------     3/2/98 TO
                                                                    (UNAUDITED)      2001      2000      1999       12/31/98
                                                                    -----------     ------    ------    ------    ----------
Net asset value, beginning of period ............................     $13.37       $17.90    $17.28     $12.16       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4) ...............................      (0.04)       (0.08)    (0.06)        --         0.01
  Net realized and unrealized gain (loss) .......................      (1.99)       (4.45)     2.51       5.54         2.16
                                                                      ------       ------    ------     ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ............................      (2.03)       (4.53)     2.45       5.54         2.17
                                                                      ------       ------    ------     ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................         --           --        --         --        (0.01)
  Distributions from net realized gains .........................         --           --     (1.83)     (0.42)          --
                                                                      ------       ------    ------     ------       ------
    TOTAL DISTRIBUTIONS .........................................         --           --     (1.83)     (0.42)       (0.01)
                                                                      ------       ------    ------     ------       ------
CHANGE IN NET ASSET VALUE .......................................      (2.03)       (4.53)     0.62       5.12         2.16
                                                                      ------       ------    ------     ------       ------
NET ASSET VALUE, END OF PERIOD ..................................     $11.34       $13.37    $17.90     $17.28       $12.16
                                                                      ======       ======    ======     ======       ======
Total return ....................................................     (15.22)%(2)  (25.28)%   13.75%     45.62%       21.75%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...........................    $64,184      $68,895   $71,015    $21,857       $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .........................................       1.07%(1)(5)  1.05%(5)  1.05%      1.05%        1.05%(1)
  Net investment income (loss) ..................................      (0.60)%(1)   (0.52)%   (0.28)%    (0.33)%       0.15%(1)
Portfolio turnover ..............................................         61%(2)      137%       97%       169%         127%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed expenses,  the ratio of operating expenses to average net assets would have been 1.10%,  1.19%,  2.04% and 2.82% for the periods ended December 31, 2001,  2000,  1999 and 1998, respectively.
(4)  Computed using average shares outstanding.
(5)  The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                 SHARES        VALUE
                                                                --------    -----------
COMMON STOCKS--93.8%
AIR FREIGHT & COURIERS--3.5%
  United Parcel Service, Inc. Class B .....................       54,300    $ 3,353,025
                                                                            -----------
BROADCASTING & CABLE TV--3.5%
  Clear Channel Communications, Inc. (b) ..................      104,160      3,335,203
                                                                            -----------
COMPUTER HARDWARE--5.3%
  Dell Computer Corp. (b) .................................      162,770      4,254,808
  International Business Machines Corp. ...................       12,700        914,400
                                                                            -----------
                                                                              5,169,208
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES--12.7%
  American Express Co. ....................................       92,520      3,360,326
  Citigroup, Inc. .........................................      103,306      4,003,108
  Goldman Sachs Group, Inc. (The) .........................       66,400      4,870,440
                                                                            -----------
                                                                             12,233,874
                                                                            -----------
HEALTH CARE EQUIPMENT--7.9%
  Baxter International, Inc. ..............................       76,220      3,387,979
  Medtronic, Inc. .........................................       98,320      4,213,012
                                                                            -----------
                                                                              7,600,991
                                                                            -----------
HEALTH CARE FACILITIES--3.5%
  HCA, Inc. ...............................................       70,400      3,344,000
                                                                            -----------
HOME IMPROVEMENT RETAIL--3.0%
  Home Depot, Inc. (The) ..................................       79,200      2,909,016
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES--3.3%
  Starwood Hotels & Resorts Worldwide, Inc. ...............       97,720      3,214,011
                                                                            -----------
HOUSEHOLD PRODUCTS--3.4%
  Procter & Gamble Co. (The) ..............................       37,200      3,321,960
                                                                            -----------
INDUSTRIAL MACHINERY--9.7%
  Danaher Corp. ...........................................       74,420      4,937,767
  SPX Corp. (b) ...........................................       37,500      4,406,250
                                                                            -----------
                                                                              9,344,017
                                                                            -----------
MANAGED HEALTH CARE--3.8%
  Aetna, Inc. .............................................       77,080      3,697,527
                                                                            -----------
MOVIES & ENTERTAINMENT--4.4%
  Viacom, Inc. Class B (b) ................................       95,910      4,255,527
                                                                            -----------
SEMICONDUCTOR EQUIPMENT--3.1%
  Applied Materials, Inc. (b) .............................      157,480      2,995,270
                                                                            -----------
SEMICONDUCTORS--14.2%
  Intel Corp. .............................................      170,270      3,110,833
  Micron Technology, Inc. (b) .............................      179,090      3,621,200
  Texas Instruments, Inc. .................................      179,530      4,254,861
  Xilinx, Inc. (b) ........................................      122,080      2,738,254
                                                                            -----------
                                                                             13,725,148
                                                                            -----------
SOFT DRINKS--4.0%
  PepsiCo, Inc. ...........................................       79,460      3,829,972
                                                                            -----------
SPECIALTY STORES--4.4%
  Tiffany & Co. ...........................................      122,140      4,299,328
                                                                            -----------
SYSTEMS SOFTWARE--4.1%
  Microsoft Corp. (b) .....................................       73,300      4,009,510
                                                                            -----------
TOTAL COMMON STOCKS
  (Identified cost $103,629,110) .......................................     90,637,587
                                                                            -----------

                                                                 SHARES        VALUE
                                                                --------    -----------
FOREIGN COMMON STOCKS--4.5%
SEMICONDUCTORS--4.5%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    (Taiwan) (b) ..........................................      332,882    $ 4,327,466
                                                                            -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,876,581) .........................................      4,327,466
                                                                            -----------
TOTAL LONG TERM INVESTMENTS--98.3%
  (Identified cost $108,505,691) .......................................     94,965,053
                                                                            -----------

                                                       STANDARD     PAR
                                                       & POOR'S    VALUE
                                                        RATING     (000)
                                                       --------   ------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  Ciesco LP 1.90%, 7/2/02 ...........................     A-1+    $1,255      1,254,933
                                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,254,934) .........................................      1,254,933
                                                                            -----------
TOTAL INVESTMENTS--99.6%
  (Identified Cost $109,760,625) .......................................     96,219,986(a)
  Other assets and liabilities, net--0.4% ..............................        399,402
                                                                            -----------
NET ASSETS--100.0% .....................................................    $96,619,388
                                                                            ===========

(a)  Federal  Income  Tax  Information:   Net  unrealized  appreciation  of  investment
     securities is comprised of gross appreciation of $2,835,203 and gross depreciation of $16,375,842  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $109,760,625.
(b)  Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $109,760,625) ......................    $ 96,219,986
Cash ...............................................................................             179
Receivables
  Investment securities sold .......................................................       5,188,490
  Fund shares sold .................................................................          24,023
  Dividends and interest ...........................................................           6,374
                                                                                        ------------
    Total assets ...................................................................     101,439,052
                                                                                        ------------
LIABILITIES
Payables
  Investment securities purchased ..................................................       4,480,517
  Fund shares repurchased ..........................................................         122,170
  Investment advisory fee ..........................................................          64,022
  Financial agent fee ..............................................................          11,575
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................         137,663
                                                                                        ------------
    Total liabilities ..............................................................       4,819,664
                                                                                        ------------
NET ASSETS .........................................................................    $ 96,619,388
                                                                                        ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................    $194,993,243
  Accumulated net investment loss ..................................................        (331,437)
  Accumulated net realized loss ....................................................     (84,501,779)
  Net unrealized depreciation ......................................................     (13,540,639)
                                                                                        ------------
NET ASSETS .........................................................................    $ 96,619,388
                                                                                        ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...      11,494,499
                                                                                        ============
Net asset value and offering price per share .......................................           $8.41
                                                                                               =====


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    231,636
  Interest .........................................................................           54,180
  Foreign tax withheld .............................................................          (15,395)
                                                                                         ------------
    Total investment income ........................................................          270,421
                                                                                         ------------
EXPENSES
  Investment advisory fee ..........................................................          464,273
  Financial agent fee ..............................................................           72,508
  Printing .........................................................................           30,852
  Professional .....................................................................           15,580
  Custodian ........................................................................            9,562
  Trustees .........................................................................            3,455
  Miscellaneous ....................................................................            5,894
                                                                                         ------------
    Total expenses .................................................................          602,124
    Custodian fees paid indirectly .................................................             (266)
                                                                                         ------------
    Net expenses ...................................................................          601,858
                                                                                         ------------
NET INVESTMENT LOSS ................................................................         (331,437)
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................       (8,026,468)
  Net change in unrealized appreciation (depreciation) on investments ..............      (22,437,334)
                                                                                         ------------
NET LOSS ON INVESTMENTS ............................................................      (30,463,802)
                                                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(30,795,239)
                                                                                         ============

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                     6/30/02         YEAR ENDED
                                                                                                   (UNAUDITED)        12/31/01
                                                                                                   -----------      ------------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $  (331,437)     $   (490,864)
  Net realized gain (loss) ....................................................................     (8,026,468)      (70,937,839)
  Net change in unrealized appreciation (depreciation) ........................................    (22,437,334)       15,104,041
                                                                                                   -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................    (30,795,239)      (56,324,662)
                                                                                                   -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ...............................................................             --        (4,577,499)
  Net realized long-term gains ................................................................             --           (41,567)
                                                                                                   -----------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................             --        (4,619,066)
                                                                                                   -----------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (862,644 and 3,047,646 shares, respectively) ..................      8,878,083        38,481,933
  Net asset value of shares issued from reinvestment of distributions (0 and 352,756 shares,
    respectively) .............................................................................             --         4,619,066
  Cost of shares repurchased (2,135,546 and 3,750,199 shares, respectively) ...................    (21,559,677)      (45,578,210)
                                                                                                   -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................    (12,681,594)       (2,477,211)
                                                                                                   -----------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (43,476,833)      (63,420,939)
NET ASSETS
  Beginning of period .........................................................................    140,096,221       203,517,160
                                                                                                   -----------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $($331,437) AND $0, RESPECTIVELY)    $96,619,388      $140,096,221
                                                                                                   ===========      ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS
                                                        ENDED                    YEAR ENDED DECEMBER 31,
                                                       6/30/02        --------------------------------------------------
                                                     (UNAUDITED)       2001        2000        1999      1998      1997
                                                     -----------      ------      ------      ------    ------    ------
Net asset value, beginning of period ..............     $10.97        $15.52      $20.21      $15.40    $11.32    $10.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ....................      (0.03)        (0.04)(3)   (0.07)(3)      --      0.01      0.05
  Net realized and unrealized gain (loss) .........      (2.53)        (4.15)      (2.20)       8.19      5.03      1.82
                                                        ------        ------      ------      ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ..............      (2.56)        (4.19)      (2.27)       8.19      5.04      1.87
                                                        ------        ------      ------      ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ............         --            --          --          --     (0.01)    (0.05)
  Distributions from net realized gains ...........         --         (0.36)      (2.42)      (2.91)    (0.95)    (1.47)
  Tax return of capital ...........................         --            --          --       (0.47)       --     (0.01)
                                                        ------        ------      ------      ------    ------    ------
    TOTAL DISTRIBUTIONS ...........................         --         (0.36)      (2.42)      (3.38)    (0.96)    (1.53)
                                                        ------        ------      ------      ------    ------    ------
CHANGE IN NET ASSET VALUE .........................      (2.56)        (4.55)      (4.69)       4.81      4.08      0.34
                                                        ------        ------      ------      ------    ------    ------
NET ASSET VALUE, END OF PERIOD ....................     $ 8.41        $10.97      $15.52      $20.21    $15.40    $11.32
                                                        ======        ======      ======      ======    ======    ======
Total return ......................................     (23.39)%(5)   (27.36)%    (11.46)%     54.98%    44.69%    17.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............    $96,619      $140,096    $203,517    $177,351   $75,098   $47,620
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...........................       0.97%(2)(4)   0.96%(2)    0.92%       0.97%     0.99%     1.00%
  Net investment income (loss) ....................      (0.54)%(4)    (0.30)%     (0.32)%     (0.18)%   (0.01)%    0.42%
Portfolio turnover ................................         58%(5)       162%        118%        150%      364%      642%

(1)  If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 1.14% for the periods ended December 31, 1997.
(2)  The ratio of operating expenses to average net assets excludes the effect of expense offsets from custodian fees if expense offsets were included, the ratio would not significantly differ.
(3)  Computed using average shares outstanding.
(4)  Annualized.
(5)  Not annualized.

                        See Notes to Financial Statements

                     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                  SHARES       VALUE
                                                                  ------    ----------
COMMON STOCKS--95.5%
AEROSPACE & DEFENSE--2.0%
  General Dynamics Corp. ..................................        1,400    $  148,890
                                                                            ----------
BANKS--1.2%
  Bank of New York Co., Inc. (The) ........................        2,700        91,125
                                                                            ----------
BIOTECHNOLOGY--1.1%
  Amgen, Inc. (b) .........................................        1,375        57,585
  Gilead Sciences, Inc. (b) ...............................          700        23,016
                                                                            ----------
                                                                                80,601
                                                                            ----------
BROADCASTING & CABLE TV--1.5%
  Liberty Media Corp. Class A (b) .........................        7,648        76,480
  Univision Communications, Inc. Class A (b) ..............        1,125        35,325
                                                                            ----------
                                                                               111,805
                                                                            ----------
COMPUTER HARDWARE--2.9%
  Dell Computer Corp. (b) .................................        5,550       145,077
  International Business Machines Corp. ...................          950        68,400
                                                                            ----------
                                                                               213,477
                                                                            ----------
CONSUMER FINANCE--2.5%
  Capital One Financial Corp. .............................        2,975       181,624
                                                                            ----------
DATA PROCESSING SERVICES--1.7%
  First Data Corp. ........................................        3,275       121,830
                                                                            ----------
DIVERSIFIED FINANCIAL SERVICES--11.5%
  American Express Co. ....................................        1,200        43,584
  Citigroup, Inc. .........................................        8,708       337,435
  Freddie Mac .............................................        5,850       358,020
  Goldman Sachs Group, Inc. (The) .........................        1,500       110,025
                                                                            ----------
                                                                               849,064
                                                                            ----------
GENERAL MERCHANDISE STORES--5.8%
  BJ's Wholesale Club, Inc. (b) ...........................        2,425        93,362
  Wal-Mart Stores, Inc. ...................................        6,150       338,312
                                                                            ----------
                                                                               431,674
                                                                            ----------
HEALTH CARE DISTRIBUTORS & SERVICES--2.5%
  Laboratory Corporation of America Holdings (b) ..........        4,050       184,882
                                                                            ----------
HEALTH CARE EQUIPMENT--2.2%
  Baxter International, Inc. ..............................        1,525        67,786
  Medtronic, Inc. .........................................        2,275        97,484
                                                                            ----------
                                                                               165,270
                                                                            ----------
HEALTH CARE FACILITIES--2.1%
  HCA, Inc. ...............................................        3,250       154,375
                                                                            ----------
HOME IMPROVEMENT RETAIL--3.5%
  Home Depot, Inc. (The) ..................................        7,050       258,946
                                                                            ----------
HOUSEHOLD PRODUCTS--2.3%
  Procter & Gamble Co. (The) ..............................        1,925       171,902
                                                                            ----------
INDUSTRIAL CONGLOMERATES--7.4%
  General Electric Co. ....................................       18,750       544,688
                                                                            ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
  Verizon Communications, Inc. ............................        3,160       126,874
                                                                            ----------
MOVIES & ENTERTAINMENT--2.2%
  Viacom, Inc. Class B (b) ................................        3,600       159,732
                                                                            ----------
MULTI-LINE INSURANCE--2.4%
  American International Group, Inc. ......................        2,600       177,398
                                                                            ----------

                                                                  SHARES       VALUE
                                                                  ------    ----------
NETWORKING EQUIPMENT--2.6%
  Cisco Systems, Inc. (b) .................................       13,800    $  192,510
                                                                            ----------
OIL & GAS EQUIPMENT & SERVICES--3.4%
  Baker Hughes, Inc. ......................................        5,550       184,760
  BJ Services Co. (b) .....................................        1,925        65,219
                                                                            ----------
                                                                               249,979
                                                                            ----------
PHARMACEUTICALS--11.9%
  Johnson & Johnson .......................................        3,175       165,926
  Pfizer, Inc. ............................................       12,300       430,500
  Wyeth ...................................................        5,475       280,320
                                                                            ----------
                                                                               876,746
                                                                            ----------
SEMICONDUCTOR EQUIPMENT--1.0%
  Applied Materials, Inc. (b) .............................        4,050        77,031
                                                                            ----------
SEMICONDUCTORS--6.2%
  Intel Corp. .............................................       11,825       216,043
  Linear Technology Corp. .................................        2,075        65,217
  Maxim Integrated Products, Inc. (b) .....................          625        23,956
  Texas Instruments, Inc. .................................        5,625       133,313
  Xilinx, Inc. (b) ........................................          800        17,944
                                                                            ----------
                                                                               456,473
                                                                            ----------
SOFT DRINKS--3.6%
  Coca-Cola Co. (The) .....................................        3,325       186,200
  PepsiCo, Inc. ...........................................        1,590        76,638
                                                                            ----------
                                                                               262,838
                                                                            ----------
SYSTEMS SOFTWARE--7.7%
  Microsoft Corp. (b) .....................................        9,275       507,343
  Oracle Corp. (b) ........................................        4,600        43,562
  VERITAS Software Corp. (b) ..............................        1,075        21,274
                                                                            ----------
                                                                               572,179
                                                                            ----------
TELECOMMUNICATIONS EQUIPMENT--0.4%
  QUALCOMM, Inc. (b) ......................................        1,125        30,926
                                                                            ----------
TOBACCO--2.2%
  Philip Morris Cos., Inc. ................................        3,700       161,616
                                                                            ----------
TOTAL COMMON STOCKS
  (Identified cost $8,157,814) .........................................     7,054,455
                                                                            ----------
TOTAL LONG TERM INVESTMENTS--95.5%
  (Identified cost $8,157,814) .........................................     7,054,455
                                                                            ==========

                                                                    PAR
                                                                   VALUE
                                                                   (000)
                                                                   -----
SHORT-TERM OBLIGATIONS--4.1%
REPURCHASE AGREEMENTS--4.1%
  State Street Bank & Trust Co. repurchase agreement,
    0.25% dated 6/28/02 due 7/1/02, repurchase price
    $303,006 collateralized by U.S. Treasury Note
    6.75%, 5/15/05, market value $313,500 .................         $303       303,000
                                                                            ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $303,000) ...........................................       303,000
                                                                            ----------
TOTAL INVESTMENTS--99.6%
  (Identified Cost $8,460,814) .........................................     7,357,455(a)
  Other assets and liabilities, net--0.4% ..............................        28,506
                                                                            ----------
NET ASSETS--100.0% .....................................................    $7,385,961
                                                                            ==========

(a)  Federal  Income  Tax  Information:  Net  unrealized  depreciation  of  investment securities is comprised of gross  appreciation of $97,818 and gross  depreciation of $2,013,277  for federal  income tax purposes.  At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $9,272,914.
(b)  Non-income producing.

                        See Notes to Financial Statements

                     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost $8,460,814) ........................     $ 7,357,455
Cash ...............................................................................             759
Receivables
  Investment securities sold .......................................................         260,424
  Fund shares sold .................................................................          17,280
  Receivable from adviser ..........................................................           6,239
  Dividends and interest ...........................................................           6,039
                                                                                         -----------
    Total assets ...................................................................       7,648,196
                                                                                         -----------
LIABILITIES
Payables
  Investment securities purchased ..................................................         156,859
  Fund shares repurchased ..........................................................           1,605
  Printing fee .....................................................................          72,872
  Professional fee .................................................................          17,095
  Financial agent fee ..............................................................           3,976
  Trustees' fee ....................................................................           3,717
Accrued expenses ...................................................................           6,111
                                                                                         -----------
    Total liabilities ..............................................................         262,235
                                                                                         -----------
NET ASSETS .........................................................................     $ 7,385,961
                                                                                         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................     $11,261,943
  Accumulated net investment loss ..................................................          (9,471)
  Accumulated net realized loss ....................................................      (2,763,152)
  Net unrealized depreciation ......................................................      (1,103,359)
                                                                                         -----------
NET ASSETS .........................................................................     $ 7,385,961
                                                                                         ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       1,163,897
                                                                                         ===========
Net asset value and offering price per share .......................................           $6.35
                                                                                               =====

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................     $    33,759
  Interest .........................................................................             508
                                                                                         -----------
    Total investment income ........................................................          34,267
                                                                                         -----------
EXPENSES
  Investment advisory fee ..........................................................          34,862
  Financial agent fee ..............................................................          23,483
  Professional .....................................................................          17,501
  Printing .........................................................................          14,399
  Custodian ........................................................................          11,436
  Trustees .........................................................................           3,455
  Miscellaneous ....................................................................           3,080
                                                                                         -----------
    Total expenses .................................................................         108,216
    Less expenses borne by investment adviser ......................................         (64,478)
                                                                                         -----------
    Net expenses ...................................................................          43,738
                                                                                         -----------
NET INVESTMENT LOSS ................................................................          (9,471)
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................        (511,650)
  Net change in unrealized appreciation (depreciation) on investments ..............      (1,197,152)
                                                                                         -----------
NET LOSS ON INVESTMENTS ............................................................      (1,708,802)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $(1,718,273)
                                                                                         ===========

                        See Notes to Financial Statements

                     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    SIX MONTHS
                                                                                                       ENDED
                                                                                                      6/30/02        YEAR ENDED
                                                                                                    (UNAUDITED)       12/31/01
                                                                                                   -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ................................................................    $    (9,471)     $   (17,294)
  Net realized gain (loss) ....................................................................       (511,650)      (1,924,289)
  Net change in unrealized appreciation (depreciation) ........................................     (1,197,152)         596,807
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................     (1,718,273)      (1,344,776)
                                                                                                   -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (188,896 and 563,359 shares, respectively) ....................      1,369,890        4,704,187
  Cost of shares repurchased (124,244 and 239,892 shares, respectively) .......................       (875,456)      (1,904,735)
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................        494,434        2,799,452
                                                                                                   -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS ...........................................................     (1,223,839)       1,454,676
NET ASSETS
  Beginning of period .........................................................................      8,609,800        7,155,124
                                                                                                   -----------      -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($9,471)  AND $0, RESPECTIVELY) .    $ 7,385,961      $ 8,609,800
                                                                                                   ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        SIX MONTHS         YEAR ENDED
                                                                           ENDED          DECEMBER 31,        FROM INCEPTION
                                                                          6/30/02      ------------------       12/15/99 TO
                                                                        (UNAUDITED)     2001        2000         12/31/99
                                                                        -----------    ------      ------     --------------
Net asset value, beginning of period .................................    $ 7.83       $ 9.22      $10.63         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................................     (0.01)       (0.02)(5)   (0.04)(5)         --
  Net realized and unrealized gain (loss) ............................     (1.47)       (1.37)      (1.36)          0.63
                                                                          ------       ------      ------         ------
    TOTAL FROM INVESTMENT OPERATIONS .................................     (1.48)       (1.39)      (1.40)          0.63
                                                                          ------       ------      ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............................        --           --          --(4)          --
  Distributions from net realized gains ..............................        --           --       (0.01)            --
                                                                          ------       ------      ------         ------
    TOTAL DISTRIBUTIONS ..............................................        --           --       (0.01)            --
                                                                          ------       ------      ------         ------
CHANGE IN NET ASSET VALUE ............................................     (1.48)       (1.39)      (1.41)          0.63
                                                                          ------       ------      ------         ------
NET ASSET VALUE, END OF PERIOD .......................................    $ 6.35       $ 7.83      $ 9.22         $10.63
                                                                          ======       ======      ======         ======
Total return .........................................................    (18.98)%(2)  (15.08)%    (13.16)%         6.31%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................................    $7,386       $8,610      $7,155         $5,402
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .............................................      1.07%(1)     1.00%(6)    1.00%          1.00%(1)
  Net investment income (loss) .......................................     (0.23)%(1)   (0.21)%     (0.34)%         0.39%(1)
Portfolio turnover ...................................................        67%(2)      110%         86%             2%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 2.64%,  3.18%,  2.90% and 8.11% for the periods ended June 30, 2002,  December 31, 2001,
     2000 and 1999, respectively.
(4)  Amount is less than $0.01.
(5)  Computed using average shares outstanding.
(6)  The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

NOTE 1--ORGANIZATION
    The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Life Variable Accumulation Account (the "Account") from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

    The Fund is comprised of 27 Series each having a distinct investment objective as outlined below:

----------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                           INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series ("Aberdeen International")    High total return consistent with reasonable risk.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series ("Aberdeen New Asia")              Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series ("AIM Mid-Cap Equity")            Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                    Long-term capital growth.
  ("Alliance/Bernstein Growth + Value")
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series ("Deutsche Dow 30")                  Track the total return of the Dow Jones Industrial Average(SM)
                                                                      before fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series ("Deutsche Nasdaq-100   Track the total return of the NASDAQ 100 Index(R) before
  Index(R)")                                                          fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                 Capital appreciation and income with approximately equal
  ("Duff & Phelps Real Estate Securities")                            emphasis.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series ("Engemann                   Intermediate and long-term growth of capital, with income
  Capital Growth")                                                    as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                      Long-term growth of capital by normally investing at least
  ("Engemann Small & Mid-Cap Growth")                                 80% of assets in equities of "small-cap" and "mid-cap"
                                                                      companies with market capitalization under $2.5 billion.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                       Maximize total return by investing primarily in debt
  ("Federated U.S. Government Bond")                                  obligations of the U.S. Government, its agencies and
                                                                      instrumentalities.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                                 Provide maximum current income consistent with capital
  ("Goodwin Money Market")                                            preservation and liquidity.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                    Long-term total return.
  ("Goodwin Multi-Sector Fixed Income")
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                               Long-term capital appreciation and a secondary investment
  ("Hollister Value Equity")                                          objective to seek current income.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series                  High total return by investing in a broadly diversified
  ("J.P. Morgan Research Enhanced Index")                             portfolio of equity securities of large and medium
                                                                      capitalization companies within market sectors reflected in the S&P 500.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                Maximum total return consistent with the preservation of
  ("Janus Flexible Income")                                           capital.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series ("Janus Growth")                        Long-term capital growth consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                           Long-term growth of capital and future income rather than
  ("MFS Investors Growth Stock")                                      current income.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series ("MFS Investors Trust")          Long-term growth of capital and secondarily to provide
                                                                      reasonable current income.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series ("MFS Value")                              Capital appreciation and reasonable income.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                           Dividend growth, current income and capital appreciation
  ("Oakhurst Growth and Income")                                      by investing in common
  stocks.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                        Realize as high a level of total rate of return over an
  ("Oakhurst Strategic Allocation")                                   extended period of time as is considered consistent with
                                                                      prudent investment risk.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                       Long-term capital appreciation through investing in foreign
  ("Sanford Bernstein Global Value")                                  and domestic equity securities.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                      Long-term capital appreciation with current income as the
  ("Sanford Bernstein Mid-Cap Value")                                 secondary investment objective.
----------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                           INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                    Long-term capital appreciation by investing primarily in
  ("Sanford Bernstein Small-Cap Value")                               small-capitalization stocks the adviser believes are
                                                                      undervalued. Current income is a secondary objective.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                Capital appreciation primarily through investments in equity
  ("Seneca Mid-Cap Growth")                                           securities of companies that have the potential for above
                                                                      average market appreciation.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                               Long-term appreciation of capital by identifying securities
  ("Seneca Strategic Theme")                                          benefiting from long-term trends present in the
                                                                      United States and abroad.
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series ("Van Kampen Focus Equity")  Capital appreciation by investing primarily in equity
  (formerly Phoenix-Morgan Stanley Focus Equity Series)               securities.
----------------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A.  SECURITY VALUATION
    Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

    Certain securities held by the following Series were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2002, the total value of securities for which prices were provided by principal market makers represented (approximately) the following percentages of net assets:

      SERIES                                            PERCENTAGE OF NET ASSETS
      ------                                            ------------------------
      Goodwin Multi-Sector Fixed Income ...............           6.3%

    Goodwin Money Market uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

B.  SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    Effective January 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in reductions to the cost of securities, corresponding increases in net unrealized appreciation (depreciation), and equivalent decreases in undistributed net investment income based on securities held by each Series on December 31, 2000 as detailed below:

                                                      REDUCTION IN          INCREASE IN UNREALIZED
    SERIES                                         COST OF SECURITIES     APPRECIATION (DEPRECIATION)
    ------                                         ------------------     ---------------------------
    Engemann Capital Growth ......................       $  876                      $  876
    Federated U.S. Government Bond ...............       30,566                      30,566
    Goodwin Multi-Sector Fixed Income ............       63,340                      63,340
    Janus Flexible Income ........................        2,585                       2,585
    Oakhurst Strategic Allocation ................       75,019                      75,019


                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

    The effect of this change for the year ended December 31, 2001 was to increase (decrease) net investment income, increase (decrease) net unrealized appreciation (depreciation) and increase (decrease) net realized gains (losses) for each Series as detailed below. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change.

                                                          INCREASE (DECREASE) IN    NET UNREALIZED    NET REALIZED
                                                              NET INVESTMENT         APPRECIATION         GAINS
    SERIES                                                        INCOME            (DEPRECIATION)      (LOSSES)
    ------                                                ----------------------    --------------    ------------
    Engemann Capital Growth .............................       $ (30,601)             $ 26,722        $  3,879
    Federated U.S. Government Bond ......................         (38,093)               28,391           9,702
    Goodwin Multi-Sector Fixed Income ...................          13,561                23,682         (37,243)
    J.P. Morgan Research Enhanced Index .................          (3,041)                  832           2,209
    Janus Flexible Income ...............................         (20,066)                7,394          12,672
    Oakhurst Strategic Allocation .......................        (141,191)              138,357           2,834

C.  INCOME TAXES
    Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. To the extent that any Series does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

D.  DISTRIBUTIONS TO SHAREHOLDERS
    Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, gain/loss on futures contracts, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E.  FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F.  FORWARD CURRENCY CONTRACTS
    Certain Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G.  FUTURES CONTRACTS
    Certain Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margins" and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risks to the Series are that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract.

H.  OPTIONS
    Certain Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

    Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

    subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

    Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2002, the Fund had no options outstanding.

I.  EXPENSES
    Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.  REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.  SWAP AGREEMENTS
    Certain Series may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At June 30, 2002, the Fund had no swap agreements outstanding.

M.  LOAN AGREEMENTS
    Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
    The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisers, Inc. ("PVA"), Phoenix-Aberdeen International Advisers, LLC ("PAIA"), and Duff & Phelps Investment Management Co. ("DPIM"). As a compensation for their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                                                   RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES                                             ADVISER      $250 MILLION     $250 MILLION      $500 MILLION
    ------                                             -------     --------------    -------------     -------------
    Aberdeen International ..........................    PIC            0.75%            0.70%             0.65%
    Aberdeen New Asia ...............................   PAIA            1.00             1.00              1.00
    AIM Mid-Cap Equity ..............................    PVA            0.85             0.85              0.85
    Alliance/Bernstein Growth + Value ...............    PVA            0.85             0.85              0.85
    Deutsche Dow 30 .................................    PVA            0.35             0.35              0.35
    Deutsche Nasdaq-100 Index(R) ....................    PVA            0.35             0.35              0.35
    Engemann Capital Growth .........................    PIC            0.70             0.65              0.60
    Engemann Small & Mid-Cap Growth .................    PIC            0.90             0.90              0.90
    Federated U.S. Government Bond ..................    PVA            0.60             0.60              0.60
    Goodwin Money Market ............................    PIC            0.40             0.35              0.30
    Goodwin Multi-Sector Fixed Income ...............    PIC            0.50             0.45              0.40
    Hollister Value Equity ..........................    PIC            0.70             0.65              0.60

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                             RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES (CONTINUED)                                           ADVISER      $250 MILLION     $250 MILLION      $500 MILLION
    ------                                                       -------     --------------    -------------     -------------
    J.P. Morgan Research Enhanced Index ......................     PVA            0.45%            0.45%             0.45%
    Janus Flexible Income ....................................     PVA            0.80             0.80              0.80
    Janus Growth .............................................     PVA            0.85             0.85              0.85
    MFS Investors Growth Stock ...............................     PVA            0.75             0.75              0.75
    MFS Investors Trust ......................................     PVA            0.75             0.75              0.75
    MFS Value ................................................     PVA            0.75             0.75              0.75
    Oakhurst Growth and Income ...............................     PIC            0.70             0.65              0.60
    Oakhurst Strategic Allocation ............................     PIC            0.60             0.55              0.50
    Sanford Bernstein Global Value ...........................     PVA            0.90             0.90              0.90
    Sanford Bernstein Mid-Cap Value ..........................     PVA            1.05             1.05              1.05
    Sanford Bernstein Small Cap Value ........................     PVA            1.05             1.05              1.05
    Seneca Mid-Cap Growth ....................................     PIC            0.80             0.80              0.80
    Seneca Strategic Theme ...................................     PIC            0.75             0.70              0.65
    Van Kampen Focus Equity ..................................     PVA            0.85             0.85              0.85

                                                                             RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
                                                                               $1 BILLION       $1 BILLION        $2 BILLION
                                                                             --------------    -------------     -------------
    Duff & Phelps Real Estate Securities .....................     DPIM           0.75             0.70              0.65


    Pursuant to a subadvisory agreement with the Fund, certain advisers delegate certain investment decisions and research functions with respect to the following Series to the subadvisor indicated, for which services each is paid a fee by the respective adviser.

    SERIES                                      SUBADVISER
    ------                                      ----------
    Aberdeen International                      Aberdeen Fund Managers, Inc. ("Aberdeen")
    Aberdeen New Asia                           Aberdeen Fund Managers, Inc. ("Aberdeen") and Phoenix Investment Council ("PIC")
    AIM Mid-Cap Equity                          A I M Capital Management ("AIM")
    Alliance/Bernstein Growth + Value           Alliance Capital Management ("Alliance")
    Deutsche Dow 30                             Deutsche Asset-Management ("DAMI")
    Deutsche Nasdaq-100 Index(R)                Deutsche Asset-Management ("DAMI")
    Engemann Capital Growth                     Roger Engemann & Associates ("Engemann")
    Engemann Small & Mid-Cap Growth             Roger Engemann & Associates ("Engemann")
    Federated U.S. Government Bond              Federated Investment Management Company ("Federated")
    J.P. Morgan Research Enhanced Index         J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
    Janus Flexible Income                       Janus Capital Corporation ("Janus")
    Janus Growth                                Janus Capital Corporation ("Janus")
    MFS Investors Growth Stock                  MFS Investment Management ("MFS")
    MFS Investors Trust                         MFS Investment Management ("MFS")
    MFS Value                                   MFS Investment Management ("MFS")
    Sanford Bernstein Global Value              Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Mid-Cap Value             Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Small Cap Value           Alliance Capital Management L.P. ("Alliance")
    Seneca Mid-Cap Growth                       Seneca Capital Management, LLC ("Seneca")
    Seneca Strategic Theme                      Seneca Capital Management, LLC ("Seneca")
    Van Kampen Focus Equity                     Morgan Stanley Investment Management ("MSIM")


    PIC, PVA, and PAIA employ subadvisors to furnish portfolio management services to the Series, subject to Investment Subadvisory Agreements, the terms of which are described below.

    PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Roger Engemann & Associates, Inc. is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Seneca Capital Management LLC are owned by Phoenix Investment Partners, Ltd. Phoenix Investment Partners in turn is a wholly-owned subsidiary of The Phoenix Companies, Inc.

    PIC has engaged Aberdeen Fund Managers, Inc. ("Aberdeen") as a subadvisor to the Aberdeen International. Aberdeen provides the day-to-day portfolio management for this Series. For implementing certain portfolio transactions and providing other services to this Series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this Series of 0.375% on the first $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which Phoenix Life Insurance Company ("Phoenix") owns approximately 20%.

    PAIA has engaged Aberdeen as a subadvisor to the Aberdeen New Asia. PAIA has also engaged PIC to implement domestic cash management for this Series. Aberdeen provides all other day-to-day investment operations for this Series including international portfolio management. For implementing certain portfolio transactions and providing research and other services to this Series, PAIA pays a monthly fee to Aberdeen based on an annual percentage of 0.40% the average daily net assets of this Series.

    PAIA has engaged PIC as a subadvisor to the Aberdeen New Asia to implement domestic cash management for this series. Aberdeen Fund Managers, Inc. provides all other day-to-day investment operations for this Series including international portfolio management. For providing research and other domestic advisory services to the series, PAIA pays a monthly fee to PIC based on an annual percentage of 0.30% of the average daily net assets of this Series.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

    Pursuant to a subadvisory agreement between PVA and AIM Capital Management, Inc. ("AIM"), AIM is the subadvisor and furnishes portfolio management services to AIM Mid-Cap Equity. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of 0.50% of the average daily net assets of this Series.

    Pursuant to a subadvisory agreement between PVA and Alliance Capital Management L.P. ("Alliance"), Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Growth + Value. Alliance will manage the portion of this Series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). For the services provided through December 31, 2002, PVA pays a monthly fee to Alliance based on an annual percentage of 0.50% of the average daily net assets of this Series.

    Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including affecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Global Value, Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of the series as follows:

                                                  RATE FOR FIRST    RATE FOR NEXT   RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
    SERIES(1)                                       $25 MILLION      $25 MILLION     $25 MILLION    $100 MILLION   $175 MILLION
    ------                                        --------------    -------------   -------------   -------------  -------------
    Sanford Bernstein Global Value .............       0.65%            0.50%           0.45%           0.40%          0.30%
    Sanford Bernstein Mid-Cap Value ............       0.80             0.60            0.60            0.60           0.60

                                                  RATE FOR FIRST    RATE FOR NEXT   RATE FOR OVER
                                                    $10 MILLION      $10 MILLION     $20 MILLION
                                                  --------------    -------------   -------------
    Sanford Bernstein Small-Cap Value ..........       1.00             0.875           0.75

(1) The series subadvised by the Bernstein Unit receive a 10% reduction in fees for all or a portion of these series' assets when certain assets of the series exceed $10 million. As a result of this reduction in fees, the current rate for calculating subadvisory fees for the Phoenix-Sanford Bernstein Small-Cap Value Series is 0.80% of average daily net assets.

    Pursuant to a subadvisory agreement between PVA and Deutsche Asset Management, Inc. ("DAMI"), DAMI is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Deutsche Trust Dow 30 and Deutsche Nasdaq-100 Index(R) Series. For the services provided, PVA pays a monthly fee to DAMI (subject to a $100,000 annual minimum for each Series) based on an annual percentage of 0.10% of the average daily net assets of each of these Series.

    Pursuant to a subadvisory agreement between PIC and Roger Engemann & Associates ("Engemann") with respect to the Engemann Capital Growth and Phoenix-Engemann Small & Mid-Cap Growth, Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to these Series. For the services provided, PIC pays a monthly fee to Engemann for the Phoenix-Engemann Capital Growth Series based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion; and for Engemann Small & Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.45%.

    Pursuant to a subadvisory agreement between PVA and Federated Investment Management Company ("Federated"), Federated is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Federated U.S. Government Bond. For the services provided, PVA pays a monthly fee to Federated based on an annual percentage of the average daily net assets of this Series of 0.30% up to $25 million, 0.25% of such value between $25 million and $50 million, 0.20% of such value between $50 million and $100 million and a negotiable fee on such value in excess of $100 million.

    Pursuant to a subadvisory agreement between the Fund, PVA, and J.P. Morgan Investment Management Inc. ("J.P. Morgan"), J.P. Morgan is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the J.P. Morgan Research Enhanced Index. For the services provided, PVA pays a monthly fee to J.P. Morgan based on an annual percentage of the average daily net assets of this Series of 0.25% up to $100 million and 0.20% on such value in excess of $100 million.

    Pursuant to a subadvisory agreement between PVA and Janus Capital Corporation ("Janus"), Janus is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Janus Flexible Income and Janus Growth. For the services provided, PVA pays a monthly fee to Janus based on an annual percentage of the average daily net assets of each of these Series (calculated separately, not in the aggregate) of 0.55% up to $100 million, 0.50% of such value between $100 million and $500 million and 0.45% on such value in excess of $500 million.

    Pursuant to a subadvisory agreement between PVA and Massachusetts Financial Services Company, Inc., doing business as MFS Investment Management ("MFS"), MFS is the subadvisor and furnishes portfolio management services to the MFS Investors Growth Stock, MFS Investors Trust, and MFS Value. For the services provided, PVA pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of all three of these Series of 0.375% up to $500 million, 0.35% on such value between $500 million and $900 million, 0.325% on such value between $900 million and $1.5 billion and 0.25% on such value in excess of $1.5 billion.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

    Pursuant to a subadvisory agreement between PVA and Morgan Stanley Investment Management ("MSIM"), MSIM is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Van Kampen Focus Equity. For the services provided, PVA pays a monthly fee to MSIM based on an annual percentage of the average daily net assets of this Series of 0.55% up to $150 million, 0.45% on such value between $150 million and $300 million and 0.40% on such value in excess of $300 million.

    Pursuant to a subadvisory agreement between the Fund, PIC and Seneca Capital Management, LLC ("Seneca") with respect to the Seneca Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to the Seneca Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Seneca Mid-Cap Growth and Seneca Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for the Seneca Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for the Seneca Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $202 million and $1 billion, 0.35% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

    The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the six months ended June 30, 2002, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

                                                                MAXIMUM OPERATING                 MAXIMUM OPERATING
                                                                 EXPENSE THROUGH                  EXPENSE EFFECTIVE
    SERIES                                                           4/30/02                           5/1/02
    ------                                                      -----------------                 -----------------
    Aberdeen International ..................................          0.40%                             0.40%
    Aberdeen New Asia .......................................          0.30                              0.35
    AIM Mid-Cap Equity ......................................          0.20                              0.25
    Alliance/Bernstein Growth + Value .......................          0.20                              0.25
    Deutsche Dow 30 .........................................          0.20                              0.25
    Deutsche Nasdaq-100 Index(R) ............................          0.20                              0.25
    Duff & Phelps Real Estate Securities ....................          0.30                              0.35
    Engemann Capital Growth .................................          0.20                              0.25
    Engemann Small & Mid-Cap Growth .........................          0.30                              0.35
    Federated U.S Government Bond ...........................          0.25                              0.30
    Goodwin Money Market ....................................          0.20                              0.25
    Goodwin Multi-Sector Fixed Income .......................          0.20                              0.25
    Hollister Value Equity ..................................          0.20                              0.25
    J.P. Morgan Research Enhanced Index .....................          0.15                              0.20
    Janus Flexible Income ...................................          0.20                              0.25
    Janus Growth ............................................          0.20                              0.25
    MFS Investors Growth Stock ..............................          0.20                              0.25
    MFS Investors Trust .....................................          0.20                              0.25
    MFS Value ...............................................          0.20                              0.25
    Oakhurst Growth & Income ................................          0.20                              0.25
    Oakhurst Strategic Allocation ...........................          0.20                              0.25
    Sanford Bernstein Global Value ..........................          0.20                              0.25
    Sanford Bernstein Mid-Cap Value .........................          0.20                              0.25
    Sanford Bernstein Small-Cap Value .......................          0.20                              0.25
    Seneca Mid-Cap Growth ...................................          0.30                              0.35
    Seneca Strategic Theme ..................................          0.30                              0.35
    Van Kampen Focus Equity .................................          0.20                              0.25


    As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended June 30, 2002, financial agent fees were $1,444,942 of which PEPCO received $561,331. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

    For the six months ended June 30, 2002, the Fund paid PXP Securities Corp., a wholly owned subsidiary of Phoenix, brokerage commissions of $92,815 in connection with portfolio transactions effected by it.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

    At June 30, 2002, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

    AIM Mid-Cap Equity .................................................................................................  $3,118,496
    Alliance/Bernstein Growth + Value ..................................................................................   2,228,834
    Deutsche Dow 30 ....................................................................................................   1,018,746
    Deutsche Nasdaq-100 Index(R) .......................................................................................   1,371,456
    Engemann Small & Mid-Cap Growth ....................................................................................   1,828,615
    Federated U.S. Government Bond .....................................................................................   6,169,236
    Janus Flexible Income ..............................................................................................   1,457,888
    MFS Investors Growth Stock .........................................................................................   2,612,477
    MFS Investors Trust ................................................................................................   2,702,987
    MFS Value ..........................................................................................................   3,042,864
    Sanford Bernstein Global Value .....................................................................................   6,362,378
    Sanford Bernstein Mid-Cap Value ....................................................................................     561,541
    Sanford Bernstein Small-Cap Value ..................................................................................     633,158
    Van Kampen Focus Equity ............................................................................................   3,078,195


NOTE 4--PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities during the six months ended June 30, 2002, (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated to the following:

                                                                                                         PURCHASES          SALES
                                                                                                       ------------     ------------
    Aberdeen International .........................................................................   $ 25,006,268     $ 34,144,959
    Aberdeen New Asia ..............................................................................      2,272,364        1,436,772
    AIM Mid-Cap Equity .............................................................................      2,899,931          993,919
    Alliance/Bernstein Growth + Value ..............................................................      2,177,194          538,567
    Deutsche Dow 30 ................................................................................      6,083,989        5,609,713
    Deutsche Nasdaq-100 Index(R) ...................................................................      3,148,159        1,426,426
    Duff & Phelps Real Estate Securities ...........................................................     10,865,779        4,198,096
    Engemann Capital Growth ........................................................................    683,296,667      765,757,059
    Engemann Small & Mid-Cap Growth ................................................................      5,434,389        4,559,436
    Goodwin Multi-Sector Fixed Income ..............................................................    119,347,798      124,374,901
    Hollister Value Equity .........................................................................     72,787,168       65,382,738
    J.P. Morgan Research Enhanced Index ............................................................     25,434,901       20,444,070
    Janus Flexible Income ..........................................................................     23,863,326       21,141,172
    Janus Growth ...................................................................................     28,813,425       26,674,593
    MFS Investors Growth Stock .....................................................................      5,756,686        3,886,851
    MFS Investors Trust ............................................................................      2,128,315        1,569,331
    MFS Value ......................................................................................      8,734,116        1,527,778
    Oakhurst Growth and Income .....................................................................     26,120,047       22,983,843
    Oakhurst Strategic Allocation ..................................................................    127,166,940      128,366,137
    Sanford Bernstein Global Value .................................................................      4,343,355        1,843,886
    Sanford Bernstein Mid-Cap Value ................................................................     39,020,523       12,834,274
    Sanford Bernstein Small Cap Value ..............................................................     22,814,162        4,943,066
    Seneca Mid-Cap Growth ..........................................................................     46,989,781       39,818,988
    Seneca Strategic Theme .........................................................................     67,688,103       78,358,626
    Van Kampen Focus Equity ........................................................................      5,380,733        5,044,545


    There were no purchases or sales of such securities in the Federated U.S. Government Bond Series or the Goodwin Money Market Series.

    Purchases and sales of long-term U.S. Government securities during the six months ended June 30, 2002, aggregated the following:

                                                                                                         PURCHASES          SALES
                                                                                                        -----------      -----------
    Engemann Capital Growth ........................................................................    $        --      $ 2,558,250
    Federated U.S. Government Bond .................................................................             --          303,536
    Goodwin Multi-Sector Fixed Income ..............................................................     74,533,215       58,558,094
    Janus Flexible Income ..........................................................................     26,958,467       25,014,725
    Oakhurst Strategic Allocation ..................................................................     34,437,424       65,387,258
    Van Kampen Focus Equity ........................................................................        250,801          273,917


                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

NOTE 5--FUTURES CONTRACTS

    At June 30, 2002, the following Series had entered into futures contracts as follows:

                                                                                           VALUE OF                      NET
                                                                               NUMBER      CONTRACTS     MARKET      UNREALIZED
                                                                EXPIRATION       OF          WHEN       VALUE OF    APPRECIATION
                                                                   DATE       CONTRACTS     OPENED      CONTRACTS  (DEPRECIATION)
                                                              -------------   ---------   ----------    ---------  --------------
    Deutsche Dow 30
      Dow Jones Industrial Average Index ..................   September '02       3       $  190,300    $ 184,600      $ (5,700)

    Deutsche Nasdaq-100 Index(R)
      Nasdaq-100 Index ....................................   September '02       8          174,470      168,640        (5,830)

    J.P. Morgan Research Enhanced Index
      Standard and Poor's 500 Index .......................   September '02       3          777,050      742,575       (34,475)


NOTE 6--CREDIT RISK AND CONCENTRATIONS
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

    Certain Series invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

NOTE 7--FEDERAL INCOME TAX INFORMATION
    The following Series have capital loss carryovers which may be used to offset future capital gains.

                                                                                           EXPIRATION YEAR
                                                                  ---------------------------------------------------------------
                                                                     2006         2007        2008         2009          TOTAL
                                                                  ----------  -----------  ----------  ------------  ------------
    Aberdeen International ....................................   $       --  $        --  $       --  $ 25,954,026  $ 25,954,026
    Aberdeen New Asia .........................................    1,280,431           --          --       295,786     1,576,217
    Deutsche Nasdaq-100 Index(R) ..............................           --           --      35,822     1,090,517     1,126,339
    Engemann Capital Growth ...................................           --           --          --   281,539,240   281,539,240
    Engemann Small & Mid-Cap Growth ...........................           --           --     302,334     1,838,456     2,140,790
    Duff & Phelps Real Estate Securities ......................           --       20,308     815,184            --       835,492
    Goodwin Multi-Sector Fixed Income .........................      566,989   15,256,521   6,659,630     4,980,791    27,463,931
    Hollister Value Equity ....................................           --           --          --     5,410,594     5,410,594
    J.P. Morgan Research Enhanced Index .......................           --           --          --     5,915,199     5,915,199
    Janus Growth ..............................................           --           --   1,736,897    15,462,439    17,199,336
    Oakhurst Growth and Income ................................           --           --          --     3,195,522     3,195,522
    Oakhurst Strategic Allocation .............................           --           --          --     6,255,397     6,255,397
    Seneca Mid Growth .........................................           --           --          --    21,438,903    21,438,903
    Seneca Strategic Theme ....................................           --           --          --    74,025,180    74,025,180
    Van Kampen Focus Equity ...................................           --           --     179,842     1,190,743     1,370,585


                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

NOTE 8--MERGERS
    On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.



    This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Timothy P. Shriver
Simon Y. Tan
Dona D. Young

EXECUTIVE OFFICERS
Simon Y. Tan, President
Michael E. Haylon, Executive Vice President
Michael J. Gilotti, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
David L. Albrycht, Vice President
Malcolm Axon, Vice President
Christian C. Bertelsen, Vice President
Doreen A. Bonner, Vice President, Compliance
   Officer & Assistant Secretary
Steven L. Colton, Vice President
Timothy Devlin, Vice President
Ronald K. Jacks, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
Chester S. Sokolosky, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
John S. Tilson, Vice President
Richard J. Wirth, Vice President,
   Secretary & Counsel
Nancy G. Curtiss, Vice President, Treasurer, and
   Principal Accounting Officer

INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

PHOENIX LIFE INSURANCE COMPANY                             -------------------
P.O. Box 22012                                                  PRSRT STD
Albany, NY 12201-2012                                          U.S. Postage
                                                                 P A I D
                                                                 Andrew
                                                               Associates
                                                           -------------------


Phoenix Life Insurance Company
www.phoenixwm.com


GO144SAR (C)Phoenix Life Insurance company

[GRAPHIC OMITTED] PRINTED ON RECYCLED PAPER.                                8-02